As filed with the Securities and Exchange Commission on August 26, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.5%
30,290,899	AMPLIT Trust, Series 2015-A-A	5.00%	^	09/15/2021	30,781,617
10,077,113	AVANT Loans Funding Trust, Series 2015-A-A	4.00%	^	08/16/2021	10,127,545
13,935,334	AVANT Loans Funding Trust, Series 2016-B	3.92%	^	08/15/2019	14,010,822
4,716,057	Blue Elephant Loan Trust, Series 2015-1-A	3.12%	^	12/15/2022	4,717,920
50,000,000	CAN Capital Funding LLC, Series 2012-1A-B1	3.12%	^	04/15/2020	49,931,550
37,575,870	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	37,376,267
26,676,617	Citi Held For Asset Issuance, Series 2015-PM1-A	1.85%	^	12/15/2021	26,622,853
29,000,000	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	28,504,326
10,500,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	9,773,591
26,503,461	Citi Held For Asset Issuance, Series 2015-PM2-A	2.35%	^	03/15/2022	26,483,639
45,000,000	Citi Held For Asset Issuance, Series 2015-PM2-B	4.00%	^	03/15/2022	44,595,207
30,000,000	Citi Held For Asset Issuance, Series 2015-PM2-C	5.96%	^	03/15/2022	28,197,360
6,978,710	Citi Held For Asset Issuance, Series 2015-PM3-A	2.56%	^	05/16/2022	6,977,003
28,500,063	Citi Held For Asset Issuance, Series 2016-MF1-A	4.48%	^	08/15/2022	28,925,655
41,845,415	Citi Held For Asset Issuance, Series 2016-PM1-A	4.65%	^	04/15/2025	42,345,886
36,960,194	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/17/2048	37,061,738
23,499,127	Commonbond Student Loan Trust, Series 2015-A-A1	3.20%	^	06/25/2032	23,716,182
25,000,000	Commonbond Student Loan Trust, Series 2016-A-A1	3.32%	^	05/25/2040	25,328,647
58,090,499	Conn’s Receivables Funding LLC, Series 2016-A-A	4.68%	^	04/16/2018	58,359,168
15,845,173	Consumer Credit Origination Loan Trust, Series 2015-1-A	2.82%	^	03/15/2021	15,846,818
53,818,750	DB Master Finance LLC, Series 2015-1A-A2I	3.26%	^	02/20/2045	54,463,413
37,031,250	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	38,108,130
114,000,000	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥	10/15/2019	111,886,668
26,500,000	Earnest Student Loan Program, Series 2016-B-LLC	3.02%	^	05/25/2034	26,555,623
74,337,893	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	73,360,795
9,633,323	Element Rail Leasing LLC, Series 2016-1A-A1	3.97%	^	03/19/2046	9,749,828
8,788,000	L2L Education Loan Trust, Series 2006-1A-B	0.93%	#^	10/15/2028	7,606,165
2,839,663	MarketPlace Loan Trust, Series 2015-AV1	4.00%	^	09/15/2021	2,852,975
20,598,023	MarketPlace Loan Trust, Series 2015-AV2-A	4.00%	^	10/15/2021	20,328,374
24,740,598	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	24,585,722
35,366,317	MarketPlace Loan Trust, Series 2015-LD1-A	4.00%	^	12/15/2021	35,076,844
56,918,098	MarketPlace Loan Trust, Series 2016-LD1-A	5.25%	^	03/15/2022	57,075,305
26,300,000	Nelnet Student Loan Trust, Series 2007-2A-B1	1.70%	#^	09/25/2035	20,713,354
32,150,198	OneMain Financial Issuance Trust, Series 2014-1A-A	2.43%	^	06/18/2024	32,190,984
90,000,000	OneMain Financial Issuance Trust, Series 2016-2A-A	4.10%	^	03/20/2028	92,911,176
15,971,000	OneMain Financial Issuance Trust, Series 2015-2A-A	2.57%	^	07/18/2025	15,986,476
17,000,000	Oportun Funding II LLC, Series 2016-B-A	3.69%	^	07/08/2021	17,030,600
25,000,000	Oxford Finance Funding LLC, Series 2016-1A-A	3.97%	^	06/17/2024	25,011,445
10,000,000	Progreso Receivables Funding II LLC, Series 2014-A-A	3.50%	^	07/08/2019	10,024,220
48,211,032	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	47,344,727
11,718,874	SLM Private Credit Student Loan Trust, Series 2004-A-A3	1.05%	#	06/15/2033	10,885,769
6,500,000	Sofi Consumer Loan Program LLC, Series 2016-1-NT	3.26%	^	08/25/2025	6,553,982
26,488,498	SoFi Professional Loan Program, Series 2016 A-A2	2.76%	^	12/26/2036	26,868,916
87,964,330	SpringCastle America Funding LLC, Series 2014-AA-A	2.70%	^	05/25/2023	88,290,054
74,445,000	SpringCastle America Funding LLC, Series 2014-AA-B	4.61%	^	10/25/2027	74,666,102
7,500,000	Spruce Asset Backed Securities Trust, Series 2016-E1	4.32%	^	06/15/2028	7,515,235
6,185,500	TAL Advantage LLC, Series 2013-2-V	3.55%	^	11/20/2038	6,037,726

Total Asset Backed Obligations (Cost $1,495,767,924)					1,493,364,402

Collateralized Loan Obligations - 4.5%
20,000,000	Adams Mill Ltd., Series 2014-1A-A1	2.11%	#^	07/15/2026	19,812,980
10,000,000	Adams Mill Ltd., Series 2014-1A-C1	3.63%	#^	07/15/2026	9,659,785
25,000,000	ALM LLC, Series 2016-19A-A1	2.18%	#^	07/15/2028	24,990,155
27,725,000	ALM Loan Funding, Series 2012-7A-A1	2.05%	#^	10/19/2024	27,668,946
20,000,000	ALM Loan Funding, Series 2014-14	2.06%	#^	07/28/2026	19,930,250
12,600,000	Anchorage Capital Ltd., Series 2014-4A-A1A	2.08%	#^	07/28/2026	12,522,509
20,000,000	Anchorage Capital Ltd., Series 2014-5A-A	2.23%	#^	10/15/2026	19,902,216
7,147,901	Apidos Ltd., Series 2007-5A-A18	0.86%	#^	04/15/2021	7,157,270
43,900,000	Apidos Ltd., Series 2013-16A-A1	2.08%	#^	01/19/2025	43,792,353
5,500,000	Apidos Ltd., Series 2014-18A-B	3.44%	#^	07/22/2026	5,359,797
25,000,000	Apidos Ltd., Series 2014-19A-A1	2.13%	#^	10/17/2026	24,871,367
23,000,000	Apidos Ltd., Series 2015-20A-A1	2.18%	#^	01/16/2027	22,925,949
189,257,633	ARES Ltd., Series 2007-11A-A1B	0.89%	#^	10/11/2021	189,177,861
25,000,000	ARES Ltd., Series 2013-1A-B	2.38%	#^	04/15/2025	24,210,115
6,500,000	ARES Ltd., Series 2013-1A-D	4.38%	#^	04/15/2025	5,850,830
3,601,631	ARES Ltd., Series 2014-30A-A2	1.48%	#^	04/20/2023	3,577,941
6,740,891	Atrium Corporation, Series 5A-A2A	0.86%	#^	07/20/2020	6,738,016
3,950,000	Avery Point Ltd., Series 2013-2A-D	4.08%	#^	07/17/2025	3,478,705
5,000,000	Avery Point Ltd., Series 2014-1A-A	2.16%	#^	04/25/2026	4,982,941
4,500,000	Babson Ltd., Series 2014-3A-D2	5.03%	#^	01/15/2026	4,137,071
4,750,000	Babson Ltd., Series 2014-IIA-C	3.53%	#^	10/17/2026	4,487,705
3,750,000	Babson Ltd., Series 2014-IIA-D	4.23%	#^	10/17/2026	3,281,932
5,000,000	Baker Street Funding Ltd., Series 2005-1A-B	1.10%	#^	12/15/2018	4,980,457
5,000,000	Birchwood Park Ltd., Series 2014-1A-C2	3.78%	#^	07/15/2026	4,899,807
6,500,000	Birchwood Park Ltd., Series 2014-1A-D2	4.83%	#^	07/15/2026	6,081,579
71,250,000	BlueMountain Ltd., Series 2012-2A-A1	2.06%	#^	11/20/2024	71,234,375
19,000,000	BlueMountain Ltd., Series 2012-2A-B1	2.70%	#^	11/20/2024	19,015,405
16,150,000	BlueMountain Ltd., Series 2012-2A-C	3.39%	#^	11/20/2024	16,030,372
33,150,000	BlueMountain Ltd., Series 2013-1A-A1	1.83%	#^	05/15/2025	32,925,084
4,000,000	BlueMountain Ltd., Series 2013-4A-A	2.13%	#^	04/15/2025	3,998,331
5,000,000	BlueMountain Ltd., Series 2014-3A-A1	2.11%	#^	10/15/2026	5,000,017
6,250,000	BlueMountain Ltd., Series 2014-4A-B1	3.07%	#^	11/30/2026	6,331,009
58,250,000	BlueMountain Ltd., Series 2015-3A-A1	2.11%	#^	10/20/2027	58,078,413
34,500,000	BlueMountain Ltd., Series 2015-4A-B	2.71%	#^	01/20/2027	34,522,798
9,250,000	BlueMountain Ltd., Series 2015-4A-C	3.66%	#^	01/20/2027	9,146,378
8,750,000	BlueMountain Ltd., Series 2015-4A-D1	5.06%	#^	01/20/2027	8,638,507
440,989	Bridgeport Ltd., Series 2006-1A-A1	0.88%	#^	07/21/2020	438,221
17,000,000	Brookside Mill Ltd., Series 2013-1A-C1	3.33%	#^	04/17/2025	16,281,901
15,716,279	Callidus Debt Partners Fund Ltd., Series 2007-6A-A1T	0.90%	#^	10/23/2021	15,483,234
9,500,000	Canyon Capital Ltd., Series 2012-1A-B1	2.58%	#^	01/15/2024	9,283,530
1,000,000	Canyon Capital Ltd., Series 2014-1A-B	3.29%	#^	04/30/2025	947,078
36,790,000	Carlyle Global Market Strategies Ltd., Series 2012-2A-A1R	1.93%	#^	07/20/2023	36,648,583
10,000,000	Carlyle Global Market Strategies Ltd., Series 2012-4A-A	2.02%	#^	01/20/2025	9,988,926
17,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	3.78%	#^	07/27/2026	16,806,008
2,500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.83%	#^	07/27/2026	2,415,404
20,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A1A	3.38%	#^	01/20/2028	19,950,204
8,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A2A	2.74%	#^	01/20/2028	8,013,349
4,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-B2	3.74%	#^	01/20/2028	3,992,511
1,750,000	Carlyle High Yield Partners Ltd., Series 2006-8A-B	1.03%	#^	05/21/2021	1,702,529
23,581,859	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	0.85%	#^	04/19/2022	23,174,973
8,500,000	Catamaran Ltd., Series 2015-1A1-B	2.84%	#^	04/22/2027	8,343,741
47,000,000	Catamaran Ltd., Series 2015-1A-A	2.19%	#^	04/22/2027	46,770,128
1,649,991	Cent Ltd., Series 2007-14A-A1	0.87%	#^	04/15/2021	1,626,207
13,831,435	Cent Ltd., Series 2007-14A-A2A	0.86%	#^	04/15/2021	13,477,847
11,000,000	Cent Ltd., Series 2014-21A-A1A	2.12%	#^	07/27/2026	10,902,989
6,250,000	Cent Ltd., Series 2014-22A-B	3.83%	#^	11/07/2026	6,066,926
7,250,000	Cent Ltd., Series 2014-22A-C	4.38%	#^	11/07/2026	6,198,750
5,000,000	Covenant Credit Partners Ltd., Series 2014-1A-A	2.11%	#^	07/20/2026	4,931,673
6,270,085	Crown Point Ltd., Series 2012-1A-A1LB	2.14%	#^	11/21/2022	6,267,140
5,000,000	Dryden Leveraged Loan, Series 2006-11A-C1	2.23%	#^	04/12/2020	5,000,000
10,000,000	Dryden Senior Loan Fund, Series 2012-25A-B1	2.88%	#^	01/15/2025	10,037,446
11,037,592	Eaton Vance Ltd., Series 2006-8A-A	0.88%	#^	08/15/2022	10,828,161
25,000,000	Flagship Ltd., Series 2014-8A-A	2.19%	#^	01/16/2026	24,801,072
18,100,000	Flatiron Ltd., Series 2013-1A-A1	2.03%	#^	01/17/2026	17,986,336
6,750,000	Flatiron Ltd., Series 2014-1A-C	3.93%	#^	07/17/2026	5,772,359
10,000,000	Fortress Credit Ltd., Series 2013-1A-A	1.81%	#^	01/19/2025	9,901,480
10,000,000	Fortress Credit Ltd., Series 2013-1A-B	2.53%	#^	01/19/2025	9,837,665
30,500,000	Galaxy Ltd., Series 2013-15A-A	1.88%	#^	04/15/2025	30,325,872
15,000,000	Galaxy Ltd., Series 2013-15A-B	2.48%	#^	04/15/2025	14,830,473
13,100,000	Galaxy Ltd., Series 2013-15A-C	3.23%	#^	04/15/2025	12,751,946
6,125,000	Galaxy Ltd., Series 2013-15A-D	4.03%	#^	04/15/2025	5,576,109
50,000,000	Galaxy Ltd., Series 2016-22A-A1	2.24%	#^	07/16/2028	49,975,000
37,000,000	GLG Ore Hill Ltd., Series 2013-1A-A	1.75%	#^	07/15/2025	36,133,926
30,000,000	GoldenTree Loan Opportunities Ltd., Series 2014-9A-A	2.15%	#^	10/29/2026	29,950,233
6,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.13%	#^	04/28/2025	5,305,848
1,750,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.63%	#^	04/28/2025	1,102,754
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	4.29%	#^	10/22/2025	4,045,690
30,000,000	Harbourview Ltd., Series 7A-A1	2.23%	#^	11/18/2026	29,796,036
25,000,000	Hildene Ltd., Series 2014-3A-A	2.23%	#^	10/20/2026	24,800,540
5,000,000	Hildene Ltd., Series 2015-4A-A1A	2.14%	#^	07/23/2027	4,936,891
20,000,000	ICE Global Credit Ltd., Series 2013-1A-A1	2.38%	#^¥	04/20/2024	18,814,404
15,000,000	ICE Global Credit Ltd., Series 2013-1A-B2	3.18%	#^¥	04/20/2024	13,107,763
3,735,040	ING Ltd., Series 2006-2A-A2	0.98%	#^	08/01/2020	3,729,674
8,036,464	ING Ltd., Series 2007-5A-A1A	0.87%	#^	05/01/2022	8,004,739
7,956,195	ING Ltd., Series 2012-1RA-A1R	1.86%	#^	03/14/2022	7,939,665
10,500,000	ING Ltd., Series 2013-3A-A1	2.24%	#	08/01/2020	10,353,494
3,415,000	ING Ltd., Series 2013-3A-A1	2.08%	#^	01/20/2026	3,408,027
4,250,000	ING Ltd., Series 2013-3A-B	3.33%	#^	01/18/2026	4,077,515
15,000,000	Jamestown Ltd., Series 2012-1A-A1	2.06%	#^	11/05/2024	14,954,374
50,000,000	Jamestown Ltd., Series 2013-3A-A1A	2.08%	#^	01/15/2026	49,452,935
15,000,000	Jamestown Ltd., Series 2014-4A-A1A	2.13%	#^	07/15/2026	14,826,289
28,750,000	Jamestown Ltd., Series 2015-6A-A1A	2.24%	#^	02/20/2027	28,504,751
20,000,000	KVK Ltd., Series 2013-1A-A	2.03%	#^	04/14/2025	19,907,760
9,500,000	Landmark Ltd., Series 2006-8A-C	1.38%	#^	10/19/2020	9,185,401
3,650,000	LCM LP, Series 11A-D2	4.58%	#^	04/19/2022	3,507,060
12,600,000	LCM LP, Series 13A-C	3.53%	#^	01/19/2023	12,421,529
7,825,000	LCM LP, Series 14A-D	4.13%	#^	07/15/2025	7,035,820
21,000,000	LCM LP, Series 16A-A	2.13%	#^	07/15/2026	20,955,600
2,750,000	LCM LP, Series 16A-D	4.23%	#^	07/15/2026	2,467,335
7,250,000	Limerock Ltd., Series 2014-2A-A	2.13%	#^	04/18/2026	7,186,910
25,000,000	Limerock Ltd., Series 2014-3A-A1	2.16%	#^	10/20/2026	24,906,920
4,165,214	Madison Park Funding Ltd., Series 2007-4A-A1A	0.87%	#^	03/22/2021	4,117,012
7,000,000	Madison Park Funding Ltd., Series 2007-4A-A1B	0.95%	#^	03/22/2021	6,784,750
4,000,000	Madison Park Funding Ltd., Series 2012-9A-AR	1.92%	#^	08/15/2022	3,994,943
3,000,000	Madison Park Funding Ltd., Series 2014-14A-C1	3.73%	#^	07/20/2026	2,965,713
5,500,000	Madison Park Funding Ltd., Series 2014-15A-C	4.33%	#^	01/27/2026	5,211,250
19,250,000	Magnetite Ltd., Series 2015-12A-A	2.13%	#^	04/15/2027	19,218,432
10,000,000	MAPS Fund Ltd., Series 2007-2A-B	1.53%	#^	07/20/2022	9,437,219
17,000,000	Marathon Ltd., Series 2013-5A-A2A	3.00%	#^	02/21/2025	16,889,731
607,613	Mountain Capital Ltd., Series 2007-6A-A	0.87%	#^	04/25/2019	608,517
25,000,000	Mountain View Ltd., Series 2007-3A-A2	0.97%	#^	04/16/2021	24,873,742
3,350,284	Nautique Funding Ltd., Series 2006-1A-A1A	0.88%	#^	04/15/2020	3,342,578
2,000,000	Nautique Funding Ltd., Series 2006-1A-C	2.33%	#^	04/15/2020	1,923,698
9,000,000	Nomad Ltd., Series 2013-1A-B	3.58%	#^	01/15/2025	8,744,349
3,500,000	Nomad Ltd., Series 2013-1A-C	4.13%	#^	01/15/2025	3,157,850
30,000,000	Northwoods Capital Corporation, Series 2012-9A-A	2.05%	#^	01/18/2024	29,951,250
16,660,000	Northwoods Capital Corporation, Series 2013-10-A1	2.04%	#^	11/04/2025	16,491,104
897,736	NYLIM Flatiron Ltd., Series 2006-1A-A2A	0.85%	#^	08/08/2020	897,863
10,000,000	NYLIM Flatiron Ltd., Series 2006-1A-A2B	0.95%	#^	08/08/2020	9,956,125
29,000,000	Oak Hill Credit Partners, Series 2012-7A-A	2.06%	#^	11/20/2023	28,998,144
18,000,000	Oak Hill Credit Partners, Series 2012-7A-B1	2.89%	#^	11/20/2023	17,907,174
50,000,000	Ocean Trails, Series 2014-5A-A2	2.29%	#^	10/13/2026	49,718,955
7,431,706	OCP Ltd., Series 2012-2A-A2	2.13%	#^	11/22/2023	7,428,945
183,151	OCP Ltd., Series 2012-2A-X2	2.13%	#^	11/22/2023	183,367
10,000,000	OCP Ltd., Series 2013-3A-B	3.38%	#^	01/17/2025	9,709,452
20,000,000	Octagon Investment Partners Ltd., Series 2013-1A-A	1.92%	#^	01/19/2025	19,894,830
3,500,000	Octagon Investment Partners Ltd., Series 2014-1A-A	2.15%	#^	04/15/2026	3,494,597
15,000,000	Octagon Investment Partners Ltd., Series 2014-1A-A	2.07%	#^	08/12/2026	14,899,847
13,500,000	Octagon Investment Partners Ltd., Series 2014-1A-B	3.83%	#^	11/14/2026	13,262,463
5,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.28%	#^	11/14/2026	5,142,500
1,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	4.14%	#^	11/25/2025	1,493,199
9,000,000	OZLM Funding Ltd., Series 2013-5A-A1	2.13%	#^	01/17/2026	8,969,123
6,700,000	OZLM Ltd., Series 2014-6A-A1	2.18%	#^	04/17/2026	6,670,068
25,000,000	OZLM Ltd., Series 2014-9A-A1	2.21%	#^	01/20/2027	24,945,362
38,500,000	OZLM Ltd., Series 2015-11A-A1A	2.19%	#^	01/30/2027	38,371,772
5,000,000	OZLM Ltd., Series 2015-11A-A2A	2.89%	#^	01/30/2027	4,928,963
2,241,913	Prospect Park Ltd., Series 2006-1	0.88%	#^	07/15/2020	2,244,291
30,000,000	Race Point Ltd., Series 2012-7A-A	2.05%	#^	11/08/2024	29,958,108
24,000,000	Race Point Ltd., Series 2012-7A-B	2.88%	#^	11/08/2024	23,903,436
5,500,000	Race Point Ltd., Series 2013-8A-B	2.54%	#^	02/20/2025	5,407,123
30,000,000	Regatta Funding Ltd., Series 2014-1A-A1A	2.20%	#^	10/25/2026	29,862,597
1,172,018	Silverado Ltd., Series 2006-2A-A1	0.87%	#^	10/16/2020	1,159,128
25,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	2.14%	#^	10/30/2026	24,874,270
22,000,000	Steele Creek Ltd., Series 2014-1A-A1	2.25%	#^	08/21/2026	21,857,530
7,880,000	Symphony Ltd., Series 2010-10A-AR	1.91%	#^	07/23/2023	7,856,468
29,500,000	Symphony Ltd., Series 2013-11A-B1	2.83%	#^	01/17/2025	29,514,119
10,250,000	Symphony Ltd., Series 2013-11A-C	3.78%	#^	01/17/2025	10,184,438
30,000,000	TCI-Flatiron Ltd., Series 2016-1A-A	2.21%	#^	07/17/2028	29,890,140
2,000,000	Thacher Park Ltd., Series 2014-1A-C	3.68%	#^	10/20/2026	1,965,074
4,500,000	Thacher Park Ltd., Series 2014-1A-D1	4.16%	#^	10/20/2026	4,018,987
18,500,000	Venture Ltd., Series 2015-20A-A	2.12%	#^	04/15/2027	18,359,685
11,385,265	Venture Ltd., Series 2006-1A-A1	0.88%	#^	08/03/2020	11,260,771
5,997,942	Venture Ltd., Series 2007-8A-A2A	0.86%	#^	07/22/2021	5,873,740
18,500,000	Venture Ltd., Series 2014-16A-A1L	2.13%	#^	04/15/2026	18,400,348
47,950,000	Venture Ltd., Series 2014-17A-A	2.11%	#^	07/15/2026	47,592,710
3,500,000	Venture Ltd., Series 2014-17A-B2	2.73%	#^	07/15/2026	3,453,863
13,000,000	Venture Ltd., Series 2016-23A-A	2.30%	#^	07/19/2028	13,000,000
35,000,000	Voya Ltd., Series 2014-4A-A1	2.13%	#^	10/14/2026	34,903,974
56,500,000	Washington Mill Ltd., Series 2014-1A-A1	2.13%	#^	04/20/2026	56,265,565
5,000,000	Washington Mill Ltd., Series 2014-1A-B1	2.68%	#^	04/20/2026	4,923,949
4,750,000	Washington Mill Ltd., Series 2014-1A-C	3.63%	#^	04/20/2026	4,592,673
2,000,000	Wellfleet Ltd., Series 2016-1A-X	1.63%	#^	04/20/2028	2,002,421
14,694,582	Westwood Ltd., Series 2006-1X-A1	0.88%	#	03/25/2021	14,485,690
11,774,721	Westwood Ltd., Series 2007-2A-A1	0.86%	#^	04/25/2022	11,599,018
50,000,000	WhiteHorse Ltd., Series 2012-1A-A1L	2.04%	#^	02/03/2025	49,961,550
59,000,000	Wind River Ltd., Series 2012-1A-A	2.03%	#^	01/15/2024	58,711,443
18,000,000	Wind River Ltd., Series 2012-1A-B1	2.73%	#^	01/15/2024	17,735,647
13,750,000	Wind River Ltd., Series 2012-1A-C1	3.68%	#^	01/15/2024	13,556,692
19,000,000	Wind River Ltd., Series 2014-1A-A	2.15%	#^	04/18/2026	18,847,137
30,000,000	Zais Ltd., Series 2014-2A-A1A	2.14%	#^	07/25/2026	29,683,578

Total Collateralized Loan Obligations (Cost $2,765,034,267)					2,750,045,930

Non-Agency Commercial Mortgage Backed Obligations - 7.2%
10,150,000	BAMLL Commercial Mortgage Securities Trust, Series 2011-07C1-A3B	5.38%	^	12/15/2016	10,174,470
8,350,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.81%	#^	06/15/2028	8,253,956
13,602,179	Banc of America Commercial Mortgage Trust, Series 2006-4-AM	5.68%		07/10/2046	13,589,254
5,038,000	Banc of America Commercial Mortgage Trust, Series 2006-6-AM	5.39%		10/10/2045	5,080,079
11,700,000	Banc of America Commercial Mortgage Trust, Series 2007-2-AM	5.80%	#	04/10/2049	12,053,284
59,298,515	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	61,286,634
221,556,809	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.49%	#^I/O	02/10/2051	842,758
13,728,000	Banc of America Commercial Mortgage Trust, Series 2010—UBER3-A4B2	5.95%	#^	05/17/2046	14,190,425
4,000,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.51%	#	09/15/2048	4,434,998
60,277,514	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-XA	1.08%	#I/O	09/15/2048	3,778,773
67,820,000	Banc of America Commercial Mortgage Trust, Series 2016-UBS10-XA	2.01%	#I/O	07/16/2049	8,915,109
27,365,000	Barclays Commercial Mortgage Securities LLC, Series 2015-STP-D	4.43%	#^	09/10/2028	27,586,377
4,848,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	4,851,234
19,225,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW14-AM	5.24%		12/11/2038	19,374,901
28,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16-AM	5.91%	#	06/11/2040	28,946,064
12,815,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AMFL	1.14%	#^	06/11/2050	12,534,145
4,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	4,459,212
473,382	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.51%	#	01/15/2046	472,893
107,347,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	109,210,018
33,200,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH-B	2.29%	#^	12/15/2027	32,926,658
102,574,769	CFCRE Commercial Mortgage Trust, Series 2016-C4	1.94%	#I/O	05/10/2058	12,837,673
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4	5.04%	#	05/10/2058	7,199,351
6,567,000	CGGS Commercial Mortgage Trust, Series 2016-RNDB-AFL	2.09%	#^	02/15/2033	6,635,879
42,169,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.90%	#	12/10/2049	42,362,902
7,020,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	#^	12/10/2049	7,079,070
11,250,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.34%	#	12/10/2049	11,684,095
7,708,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-FLT	6.34%	#	12/10/2049	7,963,204
290,388,100	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.32%	#^I/O	09/10/2045	21,092,891
119,712,353	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.46%	#I/O	03/12/2047	7,827,009
116,929,243	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.45%	#I/O	05/10/2047	8,575,789
9,011,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25-A4	3.64%		10/10/2047	9,815,653
198,167,275	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.24%	#I/O	10/10/2047	13,508,865
50,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-A5	3.14%		02/10/2048	52,632,400
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	6,544,027
8,216,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	6,348,965
222,266,633	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.59%	#I/O	02/10/2048	19,881,017
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.72%	#	09/10/2058	14,401,097
180,391,057	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	1.13%	#I/O	09/10/2058	12,051,945
20,725,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.65%		11/10/2048	20,748,925
154,771,665	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	2.12%	#I/O	05/12/2049	21,555,236
220,970,449	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.51%	#I/O	02/12/2049	20,593,695
114,880,407	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.88%	#I/O	04/16/2049	13,714,239
87,405,035	Citigroup Mortgage Loan Trust, Inc., Series 2016-GC37-XA	1.98%	#I/O	04/12/2049	11,604,539
3,809,000	COBALT Commercial Mortgage Trust, Series 2006-C1-AM	5.25%		08/17/2048	3,812,587
17,400,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	17,287,547
22,750,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AMFX	5.53%	#	04/15/2047	23,265,510
6,266,732	Colony Mortgage Capital Ltd., Series 2015-FL3-A	2.41%	#^	09/05/2032	6,260,384
143,659,409	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.52%	#^I/O	12/10/2044	12,632,719
8,494,191	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-AJFL	1.14%	#^	12/10/2049	8,056,353
4,158,638	Commercial Mortgage Pass-Through Certificates, Series 2008-LS1F-LT	6.30%	#	12/10/2049	4,314,995
35,524,876	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.90%	#I/O	08/15/2045	2,886,513
178,844,329	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.25%	#I/O	10/15/2045	15,101,579
233,936,468	Commercial Mortgage Pass-Through Certificates, Series 2013-CCRE-12	1.54%	#I/O	10/15/2046	15,567,583
181,266,354	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	1.11%	#I/O	08/10/2046	7,422,748
9,850,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.88%	#	08/10/2047	10,131,323
5,211,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-A4	3.59%		11/10/2047	5,683,266
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66%	#	11/10/2047	30,961,786
71,378,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR21-A3	3.53%		12/10/2047	77,329,598
121,243,638	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS-3	1.50%	#I/O	06/12/2047	8,264,476
15,011,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-A4	3.82%		06/10/2047	16,455,992
20,970,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.26%	#^	03/10/2048	16,959,976
224,789,470	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.16%	#I/O	03/10/2048	13,421,955
9,230,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.40%	#	05/10/2048	6,896,426
9,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-B	4.64%	#	10/10/2048	9,849,192
91,554,573	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.21%	#I/O	10/10/2048	6,403,354
50,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-A5	3.35%		02/10/2048	53,329,910
8,715,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.50%	#	02/10/2048	8,581,511
13,275,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	#^	02/10/2048	9,990,322
408,964,105	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.33%	#I/O	02/10/2048	27,743,757
35,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-A4	3.18%		02/10/2048	37,130,646
29,922,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CCRE28	4.80%	#	02/12/2049	30,002,394
8,215,000	Core Industrial Trust Commercial Mortgage Pass-Through Certificates, Series 2015-CALW-D	3.98%	#^	02/10/2034	8,347,603
23,256,015	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.27%	#^	11/12/2043	23,814,657
380,881	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	#^	11/15/2030	384,721
13,285,024	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	13,278,560
51,221,320	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	51,702,155
5,164,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.62%	#	01/15/2049	5,260,122
38,067,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.14%	#	09/15/2039	38,541,429
3,981,919	Credit Suisse Mortgage Capital Certificates, Series 2007-C5	5.70%	#	09/15/2040	4,118,898
16,900,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	#^	04/16/2049	17,139,968
8,800,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1-1B	5.69%	#^	04/16/2049	8,899,121
5,150,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR2-3B	5.34%	#^	12/15/2043	5,208,029
10,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR5-2B	5.34%	#^	12/16/2043	10,136,787
150,822,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	#^I/O	09/15/2037	6,399,257
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.44%	#	04/15/2050	4,591,475
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85%		06/15/2057	14,318,485
22,320,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-C	4.51%	#	08/15/2048	21,876,397
9,759,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.74%	#	11/18/2048	9,606,217
321,037,219	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	1.11%	#I/O	11/18/2048	19,815,605
14,554,963	DBRR Trust, Series 2011-C32-A3B	5.89%	#^	06/17/2049	14,789,090
123,572,640	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.15%	#^I/O	07/10/2044	5,340,253
125,574,520	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.66%	#I/O	05/10/2049	13,500,542
11,417,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	11,071,419
6,891,332	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	6.06%	#	07/10/2038	6,884,808
38,266,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.24%	#	12/10/2049	38,492,309
20,167,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	20,868,618
65,819,500	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	66,931,882
21,460,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	21,710,485
4,684,580	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.00%	#^I/O	04/10/2038	47
43,968,900	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	36,554,644
25,000,000	GS Mortgage Securities Corporation, Series 2006-GG8-AM	5.59%		11/10/2039	25,131,875
20,668,911	GS Mortgage Securities Corporation, Series 2007-GG10-A4	5.99%	#	08/10/2045	21,202,462
20,568,423	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.84%	#^I/O	03/10/2044	529,713
105,199,370	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.21%	#^I/O	01/10/2045	8,849,371
27,713,932	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.75%	#I/O	02/10/2046	2,180,521
42,977,364	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.34%	#I/O	04/10/2047	2,634,465
60,850,000	GS Mortgage Securities Corporation, Series 2014-GC26-A5	3.63%		11/10/2047	66,291,195
35,000,000	GS Mortgage Securities Corporation, Series 2015-GC28-A5	3.40%		02/10/2048	37,483,803
290,228,096	GS Mortgage Securities Corporation, Series 2015-GC28-XA	1.31%	#I/O	02/10/2048	19,057,886
254,447,140	GS Mortgage Securities Corporation, Series 2015-GC32-XA	1.04%	#I/O	07/10/2048	13,696,457
175,693,408	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.53%	#I/O	10/10/2048	15,810,175
69,601,165	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.99%	#I/O	11/10/2048	4,182,738
55,918,777	GS Mortgage Securities Corporation, Series 2016-GS2-XA	1.82%	#I/O	05/12/2049	6,639,153
5,047,343	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.66%	#^I/O	01/12/2037	17,949
115,243	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	115,424
8,426,656	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CIBC12-AJ	4.99%	#	09/12/2037	8,434,493
6,562,389	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.27%	#^I/O	10/15/2042	3,675
7,244,834	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP7-AM	6.18%	#	04/15/2045	7,235,386
57,187,434	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.58%	#I/O	05/15/2045	18,849
49,615,685	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	49,492,117
13,098,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.19%	#	02/15/2051	13,322,565
1,695,811	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-ASB	5.86%		02/15/2051	1,716,116
24,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	24,246,019
151,868,618	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.44%	#I/O	06/12/2047	142,012
22,680,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	6.09%	#	02/12/2051	23,677,730
976,669,352	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.45%	#^I/O	02/12/2051	3,159,916
24,600,399	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	24,791,832
22,100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.89%	#	02/12/2049	22,510,569
35,539,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.28%	#	02/12/2051	35,426,288
51,440,330	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.20%	#	02/15/2051	53,344,085
11,336,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	11,493,159
209,085,598	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	2.01%	#I/O	05/15/2045	14,015,091
444,693,636	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.19%	#I/O	10/15/2045	34,010,080
147,730,733	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.87%	#I/O	06/15/2045	8,841,374
5,425,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	5,629,507
6,725,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-C	2.14%	#^	06/15/2029	6,540,859
7,250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-D	2.79%	#^	06/15/2029	6,993,775
24,200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.84%	#^	08/15/2027	23,990,762
14,406,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-E	3.74%	#^	08/15/2027	14,207,975
7,595,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.69%	#^	01/15/2032	7,549,575
80,655,374	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.31%	#I/O	01/15/2049	5,447,028
39,057,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	5.93%	#	06/15/2049	39,108,161
18,654,402	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2-A4	6.07%		02/12/2051	19,361,829
105,810,936	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.26%	#I/O	02/15/2047	5,507,226
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.82%	#	08/15/2047	3,468,027
221,874,051	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.15%	#I/O	11/15/2047	12,789,907
32,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-A4	3.49%		01/15/2048	34,590,040
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.57%	#	01/15/2048	6,491,479
256,857,357	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.32%	#I/O	01/15/2048	15,819,228
14,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.48%	#	02/15/2048	13,070,200
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	7,611,229
59,110,009	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.52%	#I/O	02/15/2048	4,445,581
44,643,724	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.34%	#I/O	10/15/2048	2,968,147
64,833,116	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	1.09%	#I/O	05/15/2048	2,921,944
6,762,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-B	4.46%	#	07/15/2048	6,731,244
174,154,103	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.86%	#I/O	07/15/2048	6,883,302
27,395,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.82%	#	11/15/2048	25,827,132
101,054,020	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.67%	#I/O	11/15/2048	7,897,230
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/17/2048	17,679,369
32,345,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.90%	#	03/17/2049	32,807,576
149,888,368	JPMBB Commercial Mortgage Securities Trust, Series X-A	1.87%	#I/O	06/17/2049	16,772,853
58,076,483	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22-XA	1.12%	#I/O	09/17/2047	3,279,776
3,688,000	LB Commercial Mortgage Trust, Series 2007-C3-AM	6.12%	#	07/15/2044	3,806,223
23,169,000	LB Commercial Mortgage Trust, Series 2007-C3-AMB	5.19%		07/15/2044	23,819,043
7,550,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	6.12%	#^	07/15/2044	7,804,477
101,896,341	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.90%	#^I/O	11/15/2038	171,227
63,149,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	63,524,465
38,308,952	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	38,762,162
49,774,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	50,509,142
28,975,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.45%	#	09/15/2045	29,037,679
629,418	LB-UBS Commercial Mortgage Trust 2006-C4, Series 2006-C4-AJ	5.99%	#	06/15/2038	630,940
30,953,424	LB-UBS Commercial Mortgage Trust 2007-C7, Series 2007-C7-A3	5.87%	#	09/15/2045	32,394,033
115,569,956	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.60%	#I/O	11/15/2026	1,433,969
7,856,871	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.74%	#	05/12/2039	7,813,728
6,912,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	6,887,161
56,203,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	6.02%	#	06/12/2050	55,329,656
6,970,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-AM	5.20%		12/12/2049	7,035,349
42,850,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	43,601,349
26,087,217	ML-CFC Commercial Mortgage Trust, Series 2007-9-A4	5.70%		09/12/2049	27,142,670
211,531,784	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	1.11%	#I/O	10/15/2046	8,063,930
42,093,463	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.76%	#I/O	02/15/2046	2,821,167
11,700,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.64%	#	10/15/2047	12,013,182
45,025,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-A4	3.53%		12/15/2047	48,858,672
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	36,679,984
56,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-A4	3.25%		02/15/2048	59,583,140
20,087,700	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	21,187,988
6,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	6,242,016
248,647,927	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.56%	#I/O	02/15/2048	20,610,899
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.27%	#	07/15/2050	10,339,828
8,460,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.68%	#	10/15/2048	8,444,558
19,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.69%	#	12/15/2047	19,103,440
1,517,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/17/2047	981,252
176,472,911	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.45%	#I/O	01/15/2049	15,397,809
175,871,302	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.70%	#^I/O	11/12/2041	47,327
4,217,031	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.59%	#	03/12/2044	4,211,714
3,093,230	Morgan Stanley Capital, Inc., Series 2006-HQ9-AJ	5.79%	#	07/14/2044	3,092,992
45,421,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	44,816,637
4,372,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	4,456,826
2,575,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.56%	#^	07/13/2029	2,523,742
2,325,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.56%	#^	07/13/2029	2,223,451
12,400,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2029	12,575,330
11,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-E	3.82%	#^	08/11/2029	11,042,854
28,232,802	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	1.14%	#I/O	12/17/2048	1,941,067
12,529,000	Morgan Stanley Re-Remic Trust, Series 2009-GG10-A4B	5.99%	#^	08/12/2045	12,779,034
33,028,000	Morgan Stanley Re-Remic Trust, Series 2010-GG10-A4B	5.99%	#^	08/15/2045	33,687,120
45,769,249	Morgan Stanley Re-Remic Trust, Series 2013-AJ-AJA	0.50%	^	12/17/2049	44,869,929
8,000,000	Nationstar HECM Loan Trust, Series 2016-2-M1	3.60%	^	06/25/2026	7,999,984
3,678,352	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.54%	#	08/15/2039	3,699,788
102,570,669	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.06%	#^I/O	08/10/2049	8,819,211
38,505,134	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	38,431,124
81,526,401	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	81,387,871
19,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AM	5.60%	#	10/15/2048	19,625,483
10,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-30-AMFL	0.65%	#^	12/15/2043	9,632,742
75,061,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	74,999,360
19,285,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	19,621,778
5,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	5,110,271
8,565,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	8,796,569
50,726,700	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.15%	#	02/15/2051	50,385,467
12,989,316	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.15%	#	02/15/2051	13,380,732
161,224,509	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/20/2022	155,557,967
38,265,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-A5	3.41%		12/15/2047	41,072,247
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,611,092
30,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-A4	3.17%		02/15/2048	31,634,952
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07%	#	02/15/2048	11,196,097
458,317,525	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.54%	#I/O	02/15/2048	36,898,273
28,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-A5	3.45%		02/15/2048	30,143,310
266,325,553	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.14%	#I/O	02/15/2048	16,707,108
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.77%	#	11/15/2048	9,849,424
144,926,961	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.27%	#I/O	11/15/2048	11,062,174
279,111,253	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.55%	#I/O	04/15/2050	22,606,114
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.69%	#	09/15/2058	12,172,098
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.76%	#	12/17/2048	1,840,785
5,405,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/17/2048	5,985,622
131,291,356	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.17%	#I/O	12/17/2048	9,050,937
8,676,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C-C34	5.20%	#	06/17/2049	8,844,994
11,469,000	Wells Fargo Commercial Mortgage Trust, Series C32-C	4.88%	#	01/17/2059	11,702,489
70,076,312	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.62%	#^I/O	06/15/2044	1,235,929
109,363,119	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.52%	#^I/O	04/15/2045	8,696,129
131,012,042	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.31%	#^I/O	08/15/2045	9,843,682
51,117,120	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.29%	#^I/O	11/15/2045	4,360,132
165,437,881	WF-RBS Commercial Mortgage Trust, Series 2013-C18	1.09%	#I/O	12/17/2046	7,193,090
185,081,401	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.42%	#I/O	03/15/2047	11,641,139
65,313,460	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	1.12%	#I/O	11/15/2047	3,654,817
55,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-A5	3.63%		11/15/2047	59,957,689
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.47%	#	11/15/2047	8,233,409
203,824,907	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	1.09%	#I/O	11/15/2047	11,473,875

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,500,752,049)					4,378,458,312

Non-Agency Residential Collateralized Mortgage Obligations - 20.4%
29,213,199	Acacia Ltd., Series 2004-5A-A	1.01%	#^	11/08/2039	27,095,242
10,000,000	Accredited Mortgage Loan Trust, Series 2005-4-MI	0.85%	#	12/25/2035	8,436,737
103,157,000	Accredited Mortgage Loan Trust, Series 2006-2-A4	0.71%	#	09/25/2036	88,849,413
7,078,944	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	2.76%	#	01/25/2036	6,217,848
53,823,692	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	2.76%	#	02/25/2036	38,298,544
6,200,000	Adjustable Rate Mortgage Trust, Series 2005-2-6M2	1.43%	#	06/25/2035	5,687,278
4,183,349	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.53%	#	10/25/2035	3,672,570
28,283,240	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.32%	#	03/25/2036	20,711,817
25,263,733	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	3.17%	#	05/25/2036	22,522,295
20,287,545	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	4.51%	#	05/25/2036	13,452,809
23,998,491	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.34%	#	03/25/2037	20,059,564
3,805,436	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.91%	#^	11/25/2037	3,162,688
404,262	Aegis Asset Backed Securities Trust, Series 2003-2-M2	3.00%	#	11/25/2033	377,766
1,958,503	Aegis Asset Backed Securities Trust, Series 2004-1-M2	2.48%	#	04/25/2034	1,748,072
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2	2.40%	#	06/25/2034	465,119
18,482,676	Aegis Asset Backed Securities Trust, Series 2004-6-M2	1.45%	#	03/25/2035	17,044,398
66,699,411	Agate Bay Mortgage Trust, Series 2015-6	3.50%	#^	09/25/2045	68,509,460
97,323,029	Ajax Master Trust, Series 2016-1-PC	4.12%	#^¥	01/01/2057	85,537,823
32,832,122	Ajax Mortgage Loan Trust, Series 2015-C-A	3.88%	#^	03/25/2057	32,489,897
60,145,564	Ajax Mortgage Loan Trust, Series 2016-A-A	4.25%	#^	08/25/2064	59,695,134
9,521,663	American General Mortgage Loan Trust, Series 2010-1-A4	5.65%	#^	03/25/2058	9,628,800
2,830,372	American Home Mortgage Investment Trust, Series 2005-1-7A2	2.96%	#	06/25/2045	2,767,156
10,181,076	American Home Mortgage Investment Trust, Series 2005-4-3A1	0.75%	#	11/25/2045	7,807,055
35,537,564	American Home Mortgage Investment Trust, Series 2005-4-5A	2.73%	#	11/25/2045	26,705,093
2,435,860	American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#	06/25/2036	1,103,727
8,906,285	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.10%	#^	01/25/2037	4,988,833
16,500,000	Ameriquest Mortgage Securities, Inc., Series 2004-R8-M2	1.47%	#	09/25/2034	14,608,877
12,708,561	Amortizing Residential Collateral Trust, Series 2002-BC7-M1	1.65%	#	10/25/2032	9,200,571
208,615	Argent Securities, Inc., Series 2004-W6-M1	1.28%	#	05/25/2034	199,590
4,226,008	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1	1.43%	#	11/25/2033	4,043,884
837,094	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2	2.13%	#	06/25/2034	752,130
9,371,585	Banc of America Alternative Loan Trust, Series 2004-8-1CB1	6.00%		09/25/2034	9,015,816
21,893,327	Banc of America Alternative Loan Trust, Series 2005-10-2CB1	6.00%		11/25/2035	20,738,772
3,797,233	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	3,522,696
11,740,198	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	11,172,354
3,923,184	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	3,806,717
6,348,325	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	6,028,678
3,632,944	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	3,442,065
2,379,207	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	2,284,334
11,165,681	Banc of America Alternative Loan Trust, Series 2006-1-3CB1	6.50%		02/25/2036	10,563,063
6,444,331	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	6,284,790
8,800,995	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	7,684,784
6,734,768	Banc of America Alternative Loan Trust, Series 2006-3-4CB1	6.50%		04/25/2036	6,044,817
1,959,384	Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	1,616,166
4,060,210	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	3,536,617
15,543,252	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	9,808,508
5,892,067	Banc of America Alternative Loan Trust, Series 2006-8-1A1	6.05%	#I/FI/O	11/25/2036	1,119,102
2,099,898	Banc of America Alternative Loan Trust, Series 2006-8-1A2	0.90%	#	11/25/2036	1,279,520
10,188,326	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	8,528,859
1,588,770	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	1,331,311
9,803,396	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	9,788,423
305,471	Banc of America Funding Corporation, Series 2006-2-4A1	21.44%	#I/F	03/25/2036	438,369
1,295,642	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	1,277,964
8,206,469	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	7,724,011
1,691,121	Banc of America Funding Corporation, Series 2006-3-6A1	6.30%	#	03/25/2036	1,714,947
9,130,287	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	8,943,012
2,482,250	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	#	10/25/2036	2,096,583
11,699,593	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	#	10/25/2036	9,829,584
2,302,129	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	#	10/25/2036	1,886,381
1,143,875	Banc of America Funding Corporation, Series 2006-B-7A1	3.20%	#	03/20/2036	1,025,974
13,455,228	Banc of America Funding Corporation, Series 2006-D-6A1	3.04%	#	05/20/2036	11,293,088
1,043,276	Banc of America Funding Corporation, Series 2006-G-2A1	0.67%	#	07/20/2036	972,497
543,880	Banc of America Funding Corporation, Series 2006-H-3A1	2.79%	#	09/20/2046	434,982
1,625,684	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	#	01/25/2037	1,379,862
2,243,350	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	1,966,217
3,489,415	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	2,849,813
4,108,543	Banc of America Funding Corporation, Series 2009-R14-3A	15.09%	#^I/F	06/26/2035	4,966,300
5,753,266	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	^	12/26/2036	5,530,790
2,201,776	Banc of America Funding Corporation, Series 2010-R1-3A	13.59%	#^I/F	07/26/2036	2,353,596
7,929,308	Banc of America Funding Corporation, Series 2012-R4-A	0.73%	#^	03/04/2039	7,928,352
5,396,390	Banc of America Funding Corporation, Series 2012-R5-A	0.70%	#^	10/04/2039	5,388,153
1,417,382	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	2.76%	#	12/25/2034	1,380,682
5,474,387	Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	4,854,750
638,622	Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	555,201
3,687,310	Bayview Opportunity Master Fund Trust, Series 2014-15RP-A	3.72%	#^	10/28/2019	3,688,439
39,121,221	Bayview Opportunity Master Fund Trust, Series 2016-1-A1	4.35%	#^	01/28/2031	39,341,622
37,797,367	Bayview Opportunity Master Fund Trust, Series 2016-A-A	4.46%	#^	01/28/2036	38,012,733
71,809,729	Bayview Opportunity Master Fund Trust, Series 2016-B-A	4.25%	#^	03/28/2036	72,346,349
4,375,518	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	3,705,234
4,737,092	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	3,962,975
14,263,528	BCAP LLC Trust, Series 2008-RR3-A1B	6.65%	#^	10/25/2036	9,512,792
5,249,481	BCAP LLC Trust, Series 2009-RR13-18A2	5.75%	#^	07/26/2037	4,646,290
16,893,366	BCAP LLC Trust, Series 2009-RR1-3A3	6.00%	#^	08/26/2037	16,677,488
7,317,769	BCAP LLC Trust, Series 2009-RR4-4A2	5.75%	^	02/26/2036	5,896,012
6,110,086	BCAP LLC Trust, Series 2010-RR10-5A1	7.00%	#^	04/27/2037	6,616,161
10,163,125	BCAP LLC Trust, Series 2010-RR12-3A15	6.27%	#^	08/26/2037	10,486,520
3,350,000	BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	#^	04/26/2037	3,446,704
2,095,511	BCAP LLC Trust, Series 2011-RR12-2A5	2.51%	#^	12/26/2036	2,085,209
2,301,910	BCAP LLC Trust, Series 2012-RR1-3A3	3.50%	#^	10/26/2035	2,302,632
9,748,325	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	3.17%	#	02/25/2036	9,229,161
9,931,546	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	4.27%	#	10/25/2046	8,741,907
6,961,234	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1	2.97%	#	02/25/2047	5,761,702
11,747,588	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	2.95%	#	02/25/2047	9,739,623
4,316,257	Bear Stearns Alt-A Trust, Series 2004-11-2A3	2.85%	#	11/25/2034	4,202,495
30,667,016	Bear Stearns Alt-A Trust, Series 2006-3-21A1	2.82%	#	05/25/2036	23,293,589
16,320,302	Bear Stearns Alt-A Trust, Series 2006-6-2A1	3.88%	#	11/25/2036	12,421,945
9,179,098	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	5.50%	#	08/25/2034	9,320,365
24,957,097	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%	#	04/25/2035	24,993,911
8,270,879	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%	#	04/25/2035	8,438,576
12,738,865	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00%	#	10/25/2035	12,382,216
16,703,951	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25%	#	02/25/2036	12,614,100
2,167,380	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	1,620,291
1,532,023	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,156,657
5,232,171	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	2.63%	#	10/25/2036	4,156,018
1,097,101,805	Belle Haven Ltd., Series 2006-1A-A1	0.88%	#^	07/05/2046	44,213,203
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%	#	01/25/2034	2,762,795
1,807,960	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1	1.35%	#	03/25/2033	1,733,725
11,756,830	Chase Mortgage Finance Trust, Series 2005-A1-2A4	2.69%	#	12/25/2035	10,763,363
17,130,281	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	14,475,521
9,012,443	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	7,465,501
24,312,100	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	19,419,538
10,487,301	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.82%	#	07/25/2037	9,278,774
4,646,799	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	3,744,723
2,389,553	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	2,017,340
4,754,953	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	3,991,166
8,303,179	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	8,204,571
2,533,276	ChaseFlex Trust, Series 2006-1-A5	4.70%	#	06/25/2036	2,441,016
7,222,809	ChaseFlex Trust, Series 2006-2-A2B	0.65%	#	09/25/2036	5,554,323
6,180,527	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	4,241,879
14,488,781	ChaseFlex Trust, Series 2007-M1-2F4	4.40%	#	08/25/2037	12,150,693
15,069,620	ChaseFlex Trust, Series 2007-M1-2F5	4.40%	#	08/25/2037	12,636,587
65,959,595	CIM Trust, Series 2016-1RR-B2	12.25%	#^	08/26/2055	55,815,009
75,440,246	CIM Trust, Series 2016-2RR-B2	12.21%	#^	02/27/2056	62,269,888
73,074,681	CIM Trust, Series 2016-3RR-B2	12.17%	#^	02/27/2056	60,332,649
11,100,144	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	11,186,436
2,391,185	Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	2,178,404
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.84%	#	09/25/2036	6,575,233
43,396,695	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.75%	#	03/25/2037	45,604,077
3,177,978	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	2,441,745
1,709,883	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	1,515,791
5,312,785	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	4,924,076
5,148,956	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	#	10/25/2036	4,181,100
2,616,232	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.25%	#	03/25/2036	1,831,406
15,847,426	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	#	05/25/2036	9,829,640
7,580,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3-M1	0.74%	#	10/25/2036	6,775,773
8,046,076	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.66%	#	04/25/2037	8,229,431
1,149,285	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	866,775
574,529	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	613,998
33,741,898	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	26,953,757
1,766,038	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	^	05/25/2037	1,630,584
108,101,966	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1	0.59%	#^	01/25/2037	82,439,554
6,670,162	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	#	01/25/2037	4,784,342
14,703,436	Citigroup Mortgage Loan Trust, Inc., Series 2007-OXP1-A5A	5.76%	#	01/25/2037	10,548,940
41,922,166	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3-A2	0.61%	#	06/25/2037	40,139,145
20,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	2.97%	#^	11/25/2038	19,129,602
393,537	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	394,662
361,440	Citigroup Mortgage Loan Trust, Inc., Series 2010-2-5A1	5.50%	#^	12/25/2035	363,642
179,638,776	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.45%	#^	11/25/2036	168,829,749
2,541,353	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	2,546,023
140,157,705	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.42%	#^	12/25/2036	130,759,052
5,657,062	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-76I2	1.00%	^I/O	06/25/2037	12,853
127,721,370	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.18%	#^	06/25/2037	120,721,319
111,730	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.07%	#^	04/25/2036	111,485
1,669,229	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.77%	#^	09/25/2047	1,666,727
50,535,435	Citigroup Mortgage Loan Trust, Inc., Series 2014-J2-A1	3.50%	#^	11/25/2044	51,854,249
6,541,734	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	5,616,479
6,109,480	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	5,435,397
4,366,248	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	3,872,407
1,965,916	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	1,976,522
4,314,042	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	3,515,809
7,368,813	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	6,299,974
3,592,784	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	3,071,654
9,192,599	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9	4.95%	#I/FI/O	01/25/2037	1,632,297
7,860,296	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	6,828,514
18,089,058	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3	4.95%	#I/FI/O	03/25/2037	3,216,195
7,088,714	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	6,065,236
12,721,777	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3	0.78%	#	04/25/2037	8,761,044
12,721,777	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4	6.22%	#I/FI/O	04/25/2037	2,999,677
1,842,256	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	1,581,217
24,288,805	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	20,847,198
853,793	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	768,770
24,207,422	COLT Funding LLC, Series 2015-1-A1F	4.00%	#^	12/25/2045	24,128,213
36,717,439	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	32,412,907
9,040,791	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	8,640,235
6,988,241	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1	0.95%	#	07/25/2035	5,267,181
14,267,659	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2	4.55%	#I/FI/O	07/25/2035	2,262,805
1,223,911	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	1,190,342
5,227,398	Countrywide Alternative Loan Trust, Series 2005-26CB-A11	12.23%	#I/F	07/25/2035	5,907,052
7,111,561	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	1.20%	#	08/25/2035	5,421,692
2,450,214	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	1,748,960
3,593,771	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	3,354,283
10,830,905	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	9,261,791
4,462,571	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	3,912,352
43,035,154	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	38,320,059
885,046	Countrywide Alternative Loan Trust, Series 2005-60T1-A7	32.61%	#I/F	12/25/2035	1,472,895
1,338,487	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	1,228,679
19,426,461	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	17,832,738
3,243,844	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5	1.25%	#	01/25/2036	2,554,753
8,160,841	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6	4.25%	#I/FI/O	01/25/2036	1,107,252
72,075,899	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	56,270,491
1,777,402	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	1,475,959
45,181,811	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	35,028,721
4,029,028	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	19.97%	#I/F	02/25/2036	5,914,706
2,414,705	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	2,001,859
4,550,435	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	3,991,548
1,035,572	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	1.15%	#	10/25/2035	754,924
485,108	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	425,526
1,184,116	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	962,909
1,373,397	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	1,325,076
1,829,192	Countrywide Alternative Loan Trust, Series 2005-J13-2A5	0.93%	#	11/25/2035	1,276,247
3,658,384	Countrywide Alternative Loan Trust, Series 2005-J13-2A6	4.57%	#I/FI/O	11/25/2035	579,989
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,660,974
2,274,530	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	2,295,641
1,458,919	Countrywide Alternative Loan Trust, Series 2005-J2-1A5	0.95%	#	04/25/2035	1,155,328
4,488,982	Countrywide Alternative Loan Trust, Series 2005-J2-1A6	4.55%	#I/FI/O	04/25/2035	647,883
11,794,694	Countrywide Alternative Loan Trust, Series 2005-J3-2A8	0.75%	#	05/25/2035	9,258,042
11,794,694	Countrywide Alternative Loan Trust, Series 2005-J3-2A9	4.75%	#I/FI/O	05/25/2035	2,153,674
5,636,291	Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%	#	05/25/2036	4,035,332
2,735,924	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	1,814,524
1,942,199	Countrywide Alternative Loan Trust, Series 2006-18CB-A12	1.05%	#	07/25/2036	1,082,674
1,942,199	Countrywide Alternative Loan Trust, Series 2006-18CB-A13	5.05%	#I/FI/O	07/25/2036	428,860
9,609,215	Countrywide Alternative Loan Trust, Series 2006-19CB-A12	0.85%	#	08/25/2036	5,751,749
13,030,673	Countrywide Alternative Loan Trust, Series 2006-19CB-A13	5.15%	#I/FI/O	08/25/2036	3,068,713
2,006,013	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	1,757,191
3,156,138	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	2,459,111
9,237,630	Countrywide Alternative Loan Trust, Series 2006-24CB-A14	6.70%	#I/FI/O	06/25/2036	2,890,057
7,407,376	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	5,894,600
7,950,340	Countrywide Alternative Loan Trust, Series 2006-24CB-A5	1.05%	#	06/25/2036	4,343,858
2,965,998	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	2,205,938
3,807,111	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	2,891,356
6,222,225	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	5,010,441
994,352	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	43.20%	#I/F	10/25/2036	2,088,856
609,062	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	31.40%	#I/F	10/25/2036	1,026,858
6,969,664	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	5,994,316
4,784,791	Countrywide Alternative Loan Trust, Series 2006-32CB-A1	1.12%	#	11/25/2036	3,025,357
7,981,031	Countrywide Alternative Loan Trust, Series 2006-32CB-A2	4.88%	#I/FI/O	11/25/2036	2,004,117
7,649,518	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	5,294,267
2,676,057	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	2,376,527
18,763,200	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2	6.10%	#I/FI/O	01/25/2037	6,859,377
6,389,755	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4	0.90%	#	01/25/2037	1,246,888
3,853,547	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	3,106,654
6,558,600	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4	5.00%	#I/FI/O	01/25/2037	1,254,344
6,806,596	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	5,376,977
7,167,492	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	5,662,073
5,918,760	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4	1.05%	#	02/25/2037	2,583,068
5,918,760	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5	4.95%	#I/FI/O	02/25/2037	1,090,836
2,159,936	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	1,824,664
13,171,176	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	10,934,593
6,491,584	Countrywide Alternative Loan Trust, Series 2006-J1-A10	5.50%		02/25/2036	5,389,256
2,344,252	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	1,855,780
1,401,805	Countrywide Alternative Loan Trust, Series 2007-11T1-A24	37.18%	#I/F	05/25/2037	2,758,521
22,382,175	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	20,406,877
15,146,760	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.90%	#	08/25/2037	7,899,837
4,386,123	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	50.81%	#I/F	08/25/2037	11,150,461
8,810,149	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	8,096,515
13,176,353	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	27.81%	#I/F	08/25/2037	22,495,308
2,126,382	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	1,929,692
1,249,125	Countrywide Alternative Loan Trust, Series 2007-19-1A10	36.28%	#I/F	08/25/2037	2,823,653
18,359,466	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	15,008,869
41,602,891	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	25,326,979
6,629,888	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	26.59%	#I/F	09/25/2037	10,695,597
29,125,599	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	21,186,500
16,301,231	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.95%	#	09/25/2037	8,967,022
23,134,827	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.05%	#I/FI/O	09/25/2037	6,788,651
17,110,457	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	4,274,962
8,574,209	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18	5.20%	#I/FI/O	04/25/2037	2,187,708
8,574,209	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23	1.00%	#	04/25/2037	4,772,499
7,048,645	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	5,715,253
594,144	Countrywide Alternative Loan Trust, Series 2007-8CB-A12	37.48%	#I/F	05/25/2037	1,203,954
634,239	Countrywide Alternative Loan Trust, Series 2007-8CB-A8	37.36%	#I/F	05/25/2037	1,280,886
901,747	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	0.95%	#	05/25/2037	446,678
901,747	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	5.05%	#I/FI/O	05/25/2037	216,070
24,700,080	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	17,969,306
2,518,688	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	1,794,467
744,088	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	585,122
33,821,189	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	2.77%	#	03/25/2047	25,374,841
7,604,597	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1B	2.89%	#	03/25/2047	7,017,582
3,994,855	Countrywide Asset-Backed Certificates, Series 2003-BC6-M1	1.28%	#	11/25/2033	3,912,443
1,842,202	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.82%	#	04/25/2036	1,609,819
23,200,000	Countrywide Asset-Backed Certificates, Series 2005-4-AF5B	4.92%	#	10/25/2035	23,088,517
895,844	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	901,777
3,706,521	Countrywide Home Loans, Series 2003-60-4A1	2.77%	#	02/25/2034	3,676,242
4,103,848	Countrywide Home Loans, Series 2004-R2-1AF1	0.87%	#^	11/25/2034	3,486,281
3,993,035	Countrywide Home Loans, Series 2004-R2-1AS	5.73%	#^I/O	11/25/2034	483,316
8,771,256	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	8,058,192
6,320,684	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	5,934,362
17,228,024	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	15,765,359
5,205,945	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	4,630,487
1,514,179	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	1,293,128
2,681,515	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	2,356,475
29,733,920	Countrywide Home Loans, Series 2005-HYB1-4A1	2.75%	#	03/25/2035	27,623,258
3,612,012	Countrywide Home Loans, Series 2005-HYB8-1A1	2.85%	#	12/20/2035	2,841,525
5,141,503	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	4,863,576
4,925,042	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	4,815,854
1,244,926	Countrywide Home Loans, Series 2005-R1-1AF1	0.81%	#^	03/25/2035	1,097,258
1,226,448	Countrywide Home Loans, Series 2005-R1-1AS	5.70%	#^I/O	03/25/2035	194,863
8,902,409	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	7,410,839
9,964,278	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	8,427,123
4,000,346	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	3,316,374
2,676,339	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	2,689,254
10,449,039	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	8,402,545
33,826,255	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	28,309,680
20,703,434	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	18,092,973
9,242,724	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	8,148,319
10,826,116	Countrywide Home Loans, Series 2007-13-A110	6.00%		08/25/2037	9,544,226
10,689,888	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	9,803,126
1,178,789	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	1,081,005
5,212,702	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	4,815,547
11,211,840	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	10,383,991
1,356,790	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	1,180,130
11,162,780	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	9,625,810
4,299,181	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	3,707,240
7,876,374	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	6,536,989
4,006,259	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	3,605,149
14,462,264	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	13,131,939
4,335,293	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	3,892,053
11,163,655	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	9,298,781
5,858,646	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	4,674,344
13,602,541	Countrywide Home Loans, Series 2007-8-1A9	6.00%	#	01/25/2038	11,298,155
2,436,569	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	2,203,268
17,061,804	Countrywide Home Loans, Series 2007-HY1-1A1	3.03%	#	04/25/2037	15,081,968
30,895,363	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	20,864,467
886,989	Countrywide Home Loans, Series 2007-J3-A1	0.95%	#	07/25/2037	522,848
4,434,943	Countrywide Home Loans, Series 2007-J3-A2	5.05%	#I/FI/O	07/25/2037	474,361
5,528,875	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#	11/25/2036	2,406,972
3,635,343	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#	12/25/2036	1,837,107
12,034,069	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	5,787,457
158,329	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.72%	#	09/25/2034	156,739
3,463,248	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	3,147,048
1,027,968	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	928,987
19,225,183	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	18,251,733
11,438,341	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	4,674,228
8,230,396	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	7,882,108
5,760,759	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	4,155,684
3,225,313	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	2,931,770
22,788,691	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	16,543,904
3,485,664	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	2,163,422
4,068,978	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1	1.15%	#	03/25/2036	2,145,359
22,743,718	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2	4.85%	#I/FI/O	03/25/2036	5,194,715
4,737,485	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	3,646,785
12,821,529	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	9,667,549
6,969,270	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	6,450,821
4,213,102	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	3,899,686
5,236,939	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8	6.00%	#	05/25/2036	4,095,152
23,908,551	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	9,836,473
17,052,030	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	13,648,910
14,636,652	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	10,889,880
11,736,618	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	3,559,120
438,512	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	373,416
5,552,359	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	5,210,943
9,190,758	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	8,379,336
28,949,166	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	26,756,785
8,292,324	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	6,710,794
10,475,960	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	9,962,042
1,702,171	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15	37.22%	#I/F	11/25/2036	3,271,621
12,330,863	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	6,475,297
13,143,566	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	9,888,853
8,045,918	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	6,897,820
122,217	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	120,336
12,215,838	Credit Suisse Mortgage Capital Certificates, Series 2007-3-2A10	6.00%		04/25/2037	9,893,990
7,331,769	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	6,730,748
55,412,855	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	56,275,944
24,973,734	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	24,273,585
4,483,283	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	3.42%	#^	07/20/2035	4,075,267
93,898,000	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	2.51%	#^	06/26/2037	89,268,322
30,952,812	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.00%	#^	03/26/2037	28,406,092
61,876,978	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	6.00%	#^	06/26/2037	60,656,213
30,550,450	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00%	#^	06/26/2037	29,667,823
1,487,130	Credit Suisse Mortgage Capital Certificates, Series 2010-6R-2A2	6.25%	^	07/28/2037	1,489,236
6,675,125	Credit Suisse Mortgage Capital Certificates, Series 2010-6R-2A6A	6.25%	^	07/26/2037	6,916,960
23,238,490	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	#^	04/26/2037	22,456,703
43,346,552	Credit Suisse Mortgage Capital Certificates, Series 2010-9R-2A5	4.00%	^	02/27/2038	42,386,660
67,056,370	Credit Suisse Mortgage Capital Certificates, Series 2013-6-1A1	2.50%	#^	07/25/2028	68,430,864
58,553,733	Credit Suisse Mortgage Capital Certificates, Series 2013-9R-A1	3.00%	#^	05/27/2043	59,508,458
41,500,540	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4	3.49%	#^	07/25/2043	42,562,397
29,357,789	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A2	3.00%	#^	07/25/2043	29,897,626
68,206,488	Credit Suisse Mortgage Capital Certificates, Series 2014-CIM1-A3	2.52%	#^	01/25/2058	68,403,462
9,970,725	Credit Suisse Mortgage Capital Certificates, Series 2014-WIN1-2A4	3.00%	#^	09/25/2044	10,060,102
124,639,092	Credit Suisse Mortgage Capital Certificates, Series 2015-1-A1	2.50%	#^	01/25/2045	125,101,628
148,608,122	Credit Suisse Mortgage Capital Certificates, Series 2015-PR2-A1	4.25%	#^	07/26/2055	147,010,585
90,957,931	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL1-A1	3.63%	#^	02/25/2057	90,045,823
102,131,522	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL2-A1A	3.75%	#^	11/25/2057	101,195,537
27,842,696	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	#^	12/25/2056	27,590,063
37,775,561	Credit Suisse Mortgage Capital Certificates, Series 2016-PR1-A1	5.50%	#^	07/25/2056	37,851,830
394,574	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	3.87%	#	07/25/2035	393,141
9,750,000	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	#^	12/25/2036	9,448,392
10,693,294	CSMLT Trust, Series 2015-1-A9	3.50%	#^	05/25/2045	11,053,255
59,027,009	CSMLT Trust, Series 2015-2-A7	3.50%	#^	08/25/2045	60,592,322
24,020,947	CSMLT Trust, Series 2015-3-1A2	3.50%	#^	11/25/2045	24,470,086
22,769,054	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	19,712,502
1,577,206	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6	32.66%	#I/F	11/25/2035	2,459,353
1,551,154	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1	0.65%	#	11/25/2035	788,615
4,681,550	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2	4.85%	#I/FI/O	11/25/2035	960,492
16,147,630	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	13,420,898
44,020,710	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A3A	0.66%	#	08/25/2037	39,001,993
39,241,083	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1	0.75%	#	09/25/2047	30,931,258
20,159,700	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B	0.67%	#	08/25/2047	16,525,219
1,295,968	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	5.94%	#	06/25/2036	1,065,362
2,514,043	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	2,112,714
35,106,520	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65%	#	10/25/2036	29,218,111
2,500,917	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	2,100,929
3,677,222	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	3,089,101
7,314,733	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	6,137,774
19,552,089	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.51%	#^I/F	04/15/2036	22,063,797
7,424,153	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	11.49%	#^I/F	04/15/2036	8,680,554
12,115,927	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	13.76%	#^I/F	04/15/2036	15,081,621
668,796	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	18.02%	#^I/F	04/15/2036	922,460
5,816,940	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	11.95%	#^I/F	04/15/2036	6,617,316
96,315,679	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.51%	#^I/F	04/15/2036	108,091,263
11,925,328	Deutsche Mortgage Securities, Inc., Series 2009-RS2-4A2	0.58%	#^	04/26/2037	11,632,627
5,012,619	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.69%	#	01/25/2036	4,963,740
12,683,310	First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	2.73%	#	05/25/2035	10,459,282
7,820,816	First Horizon Alternative Mortgage Securities, Series 2005-FA5-1A4	5.50%		08/25/2035	7,012,945
10,665,576	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A4	5.50%		11/25/2035	9,166,025
1,191,700	First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	1,201,239
8,413,447	First Horizon Alternative Mortgage Securities, Series 2005-FA9-A4A	5.50%		12/25/2035	7,087,413
6,256,480	First Horizon Alternative Mortgage Securities, Series 2006-AA3-A1	2.81%	#	06/25/2036	5,101,008
4,756,516	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	3,748,493
326,598	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	1.20%	#	04/25/2036	316,795
3,148,484	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	2,494,924
932,665	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	725,347
4,450,776	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A5	6.00%		02/25/2037	3,309,327
9,751,387	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	8,799,652
26,641,786	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A3	6.00%		06/25/2037	20,468,458
1,370,857	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	1,053,207
1,518,662	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	1,181,475
4,688,225	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	3,647,303
2,202,793	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	1,713,709
3,442,898	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	3,195,469
7,383,644	First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	6,592,232
5,247,678	First Horizon Asset Securities, Inc., Series 2007-4-1A1	6.00%		08/25/2037	4,444,446
13,495,224	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B	0.65%	#	02/25/2036	13,061,940
75,000,000	GCAT LLC, Series 2016-1-A1	4.50%	#^	03/25/2021	75,758,100
46,273,000	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D	0.77%	#	12/25/2035	35,801,448
7,220,341	GMACM Mortgage Loan Trust, Series 2003-AR1-A5	3.36%	#	10/19/2033	7,278,811
9,461,936	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.22%	#	09/19/2035	9,072,708
12,451,904	GMACM Mortgage Loan Trust, Series 2005-J1-A14	5.50%		12/25/2035	12,132,923
48,830,826	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1	0.71%	#	08/25/2045	31,492,445
1,844,209	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	#^	09/25/2036	1,409,057
7,933,261	GS Mortgage Securities Corporation, Series 2009-3R-1A2	6.00%	#^	04/25/2037	7,655,225
285,961	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	242,613
38,369,808	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	38,335,939
12,045,909	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	6,163,099
8,621,464	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#	06/25/2036	4,408,877
16,336,748	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#	09/25/2036	8,491,289
2,736,145	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,573,530
5,868,253	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	3,030,548
7,303,812	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	6,282,859
4,064,625	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	2,934,477
16,343,530	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF	0.80%	#^	03/25/2035	13,910,140
16,343,530	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	4.44%	#^I/O	03/25/2035	2,036,182
9,241,372	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF	0.80%	#^	09/25/2035	7,540,155
9,241,372	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	4.31%	#^I/O	09/25/2035	1,388,434
35,264,353	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.21%	#^I/O	01/25/2036	6,182,289
35,264,353	GSMPS Mortgage Loan Trust, Series 2006-RP1-AF1	0.80%	#^	01/25/2036	29,061,917
3,222,605	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	3,282,286
6,321,666	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	6,400,937
1,054,549	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	1,074,852
10,242,870	GSR Mortgage Loan Trust, Series 2005-6F-3A9	6.45%	#I/FI/O	07/25/2035	1,644,982
972,954	GSR Mortgage Loan Trust, Series 2005-6F-4A1	0.95%	#	07/25/2035	767,986
632,326	GSR Mortgage Loan Trust, Series 2005-7F-3A1	0.95%	#	09/25/2035	583,489
14,264,645	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	11,753,026
4,965,685	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	3,866,640
2,035,874	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	1,936,103
1,367,042	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	1,268,104
4,837,686	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	3,926,634
5,809,577	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	4,715,495
18,308,183	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	15,465,695
14,882,585	GSR Mortgage Loan Trust, Series 2006-7F-2A1	6.00%		08/25/2036	13,723,957
8,804,459	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	6,439,094
11,202,125	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	10,578,196
27,377,266	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	23,286,319
198,749	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	182,699
15,224,638	GSR Mortgage Loan Trust, Series 2006-OA1-2A1	0.64%	#	08/25/2046	14,870,641
2,248,526	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	2,132,611
3,301,709	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	3,114,791
45,065,762	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	40,875,065
2,702,513	HarborView Mortgage Loan Trust, Series 2005-14-3A1A	3.02%	#	12/19/2035	2,370,429
9,868,687	HarborView Mortgage Loan Trust, Series 2006-10-2A1A	0.63%	#	11/19/2036	8,149,822
24,048,915	HarborView Mortgage Loan Trust, Series 2006-11-A1A	0.62%	#	12/19/2036	17,964,164
1,687,121	Home Equity Asset Trust, Series 2003-3-M1	1.74%	#	08/25/2033	1,618,109
647,824	Home Equity Asset Trust, Series 2004-7-M2	1.44%	#	01/25/2035	580,244
15,000,000	Home Equity Loan Trust, Series 2007-FRE1-2AV2	0.61%	#	04/25/2037	13,158,756
2,062,228	HomeBanc Mortgage Trust, Series 2005-1-M2	0.94%	#	03/25/2035	1,591,923
30,913,294	HomeBanc Mortgage Trust, Series 2005-3-A1	0.69%	#	07/25/2035	29,136,250
2,943,779	HomeBanc Mortgage Trust, Series 2006-1-3A1	2.72%	#	04/25/2037	2,651,664
43,784,947	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	34,549,283
6,973,751	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	2.71%	#	01/25/2037	5,637,385
1,201,928	IMPAC Trust, Series 2002-9F-A1	5.22%	#	12/25/2032	1,209,206
3,055,432	IndyMac Mortgage Loan Trust, Series 2006-AR2-1A1	2.96%	#	09/25/2036	2,428,482
8,064,889	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	2.87%	#	09/25/2036	6,925,419
34,794,433	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	2.97%	#	12/25/2036	30,702,128
10,868,306	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	2.99%	#	05/25/2036	9,191,350
6,379,843	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	5,065,046
4,670,543	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	3,708,010
27,783,457	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	22,596,099
14,181,744	IndyMac Mortgage Loan Trust, Series 2007-AR1	4.48%	#	03/25/2037	12,605,681
6,895,196	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	4.82%	#	07/25/2037	5,966,895
603,138	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	535,609
29,178,240	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	17,401,765
3,195,686	Jefferies & Company, Inc., Series 2010-R1-1A1	6.00%	#^	03/26/2037	3,271,178
10,494,374	Jefferies & Company, Inc., Series 2010-R4-1A4	6.13%	#^	10/26/2036	10,028,113
15,772,474	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	14,382,266
5,056,319	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	4,672,609
5,098,682	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	4,179,754
16,303,337	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	11,867,281
7,882,917	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#	12/25/2036	7,710,515
27,351,388	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#	12/25/2036	23,664,888
13,575,741	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	10,270,517
4,772,242	JP Morgan Mortgage Acquisition Corporation, Series 2006-WF1-A5	6.41%	#	07/25/2036	2,629,158
23,000,000	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH1-AF5	5.13%	#	11/25/2036	21,638,411
993,205	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH5-A3	0.56%	#	05/25/2037	988,430
1,905,991	JP Morgan Mortgage Trust, Series 2005-A6-5A1	2.65%	#	08/25/2035	1,759,368
2,998,680	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	3,059,982
2,159,287	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	1,811,353
6,663,100	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	5,594,635
11,100,739	JP Morgan Mortgage Trust, Series 2006-S3-1A21	0.83%	#	08/25/2036	4,939,376
11,100,739	JP Morgan Mortgage Trust, Series 2006-S3-1A22	6.67%	#I/FI/O	08/25/2036	5,003,482
3,104,542	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	2,606,730
10,650,652	JP Morgan Mortgage Trust, Series 2006-S4-A8	0.83%	#	01/25/2037	5,649,057
10,650,652	JP Morgan Mortgage Trust, Series 2006-S4-A9	6.17%	#I/FI/O	01/25/2037	2,782,386
3,450,271	JP Morgan Mortgage Trust, Series 2007-A2-2A1	2.86%	#	04/25/2037	3,055,637
14,102,896	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	11,594,686
5,527,227	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	4,903,488
9,660,697	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	8,431,287
1,636,649	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	1,421,316
8,907,655	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	7,744,612
10,145,317	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	8,822,740
1,670,802	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	1,643,569
22,829,164	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	18,148,206
17,566,794	JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	15,813,096
1,320,198	JP Morgan Resecuritization Trust, Series 2010-8-2A3	2.78%	#^	11/26/2034	1,315,647
3,350,289	JP Morgan Resecuritization Trust, Series 2011-2-7A11	6.00%	#^	04/26/2036	3,350,111
2,570,301	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.48%	#^	10/26/2036	2,560,723
4,824,983	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	4,199,348
4,179,968	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	3,920,996
6,104,530	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	5,571,698
519,825	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	464,973
2,791,946	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	2,548,252
2,512,945	Lehman Mortgage Trust, Series 2006-1-1A1	1.20%	#	02/25/2036	1,478,457
7,538,834	Lehman Mortgage Trust, Series 2006-1-1A2	4.30%	#I/FI/O	02/25/2036	1,137,115
9,014,249	Lehman Mortgage Trust, Series 2006-1-3A1	1.20%	#	02/25/2036	7,513,903
9,014,249	Lehman Mortgage Trust, Series 2006-1-3A2	4.30%	#I/FI/O	02/25/2036	1,168,614
5,807,804	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	5,493,837
4,825,305	Lehman Mortgage Trust, Series 2006-4-1A3	4.95%	#I/FI/O	08/25/2036	958,990
3,066,859	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	2,583,023
8,987,105	Lehman Mortgage Trust, Series 2006-5-2A1	0.80%	#	09/25/2036	2,941,571
18,720,041	Lehman Mortgage Trust, Series 2006-5-2A2	6.70%	#I/FI/O	09/25/2036	5,968,396
14,247,344	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	11,317,610
6,836,104	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	6,477,818
4,521,845	Lehman Mortgage Trust, Series 2006-7-2A2	0.90%	#	11/25/2036	1,735,632
14,745,751	Lehman Mortgage Trust, Series 2006-7-2A5	6.10%	#I/FI/O	11/25/2036	4,247,523
4,035,663	Lehman Mortgage Trust, Series 2006-9-1A19	28.60%	#I/F	01/25/2037	6,471,351
4,459,369	Lehman Mortgage Trust, Series 2006-9-1A5	1.05%	#	01/25/2037	2,747,971
13,266,601	Lehman Mortgage Trust, Series 2006-9-1A6	4.70%	#I/FI/O	01/25/2037	2,379,734
5,456,211	Lehman Mortgage Trust, Series 2006-9-2A1	0.83%	#	01/25/2037	1,960,732
10,762,766	Lehman Mortgage Trust, Series 2006-9-2A2	6.17%	#I/FI/O	01/25/2037	3,628,357
11,582,396	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	8,921,324
3,631,052	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	3,123,192
3,746,250	Lehman Mortgage Trust, Series 2007-4-2A11	0.78%	#	05/25/2037	1,632,880
15,476,216	Lehman Mortgage Trust, Series 2007-4-2A8	6.22%	#I/FI/O	05/25/2037	5,587,632
1,503,874	Lehman Mortgage Trust, Series 2007-4-2A9	0.78%	#	05/25/2037	743,688
14,420,616	Lehman Mortgage Trust, Series 2007-5-11A1	5.36%	#	06/25/2037	10,294,824
5,029,816	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	4,613,410
2,339,912	Lehman Mortgage Trust, Series 2007-5-4A3	37.36%	#I/F	08/25/2036	4,534,450
1,163,950	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	899,325
677,317	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	604,641
7,242,926	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	5,490,048
1,526,945	Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	1,374,685
14,284,559	Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	12,966,422
1,583,529	Lehman XS Trust, Series 2006-5-2A4A	5.89%	#	04/25/2036	1,476,663
24,607,424	Lehman XS Trust, Series 2007-1-2A1	5.40%	#	02/25/2037	20,869,421
7,328,259	Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3	0.69%	#	01/25/2046	6,908,835
5,379,269	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.77%	#	03/25/2035	4,205,681
4,392,905	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.96%	#	07/25/2035	3,815,876
25,107,170	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.33%	#	11/25/2036	22,414,439
2,475,348	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.56%	#	03/25/2047	2,443,921
2,001,977	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	1,900,003
725,489	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	721,901
5,581,915	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	4,918,030
3,105,544	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	2,642,988
5,670,286	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	5,315,589
7,081,956	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	5,035,075
4,975,000	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	4.58%	#	12/25/2032	4,978,572
19,073,201	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3	0.62%	#	06/25/2036	14,779,850
267,478	MASTR Asset Securitization Trust, Series 2003-1-30B2	5.75%		02/25/2033	266,919
7,923,983	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	7,512,260
5,173,109	MASTR Asset Securitization Trust, Series 2006-2-1A11	6.00%	#	06/25/2036	4,962,773
77,487	MASTR Asset Securitization Trust, Series 2007-1-1A1	5.50%		11/25/2037	77,902
5,402,843	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	4,512,278
23,738,342	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	20,351,821
1,891,685	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,880,897
1,763,827	MASTR Seasoned Securitization Trust, Series 2005-2-2A1	0.85%	#	10/25/2032	1,561,687
10,384,109	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	2.66%	#	10/25/2036	10,085,927
3,024,190	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	2,767,605
72,092,397	Monterey Ltd., Series 2006-1A-A1A	0.91%	#^	09/06/2042	5,731,346
284,605,745	Monterey Ltd., Series 2006-1A-A1B	0.91%	#^	09/06/2042	22,626,157
635,057	Morgan Stanley Capital, Inc., Series 2003-NC6-M2	3.38%	#	06/25/2033	616,378
2,140,324	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	1.15%	#	12/25/2035	1,700,515
5,362,477	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	5,168,406
7,420,206	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.48%	#	12/25/2035	7,419,966
692,579	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	0.73%	#	11/25/2035	670,624
6,256,726	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	2,758,795
13,892,502	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	11,439,542
8,505,086	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	4,786,925
2,672,671	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	1,331,337
8,412,419	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	7,981,760
39,958,791	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.24%	#	06/25/2036	32,985,274
3,717,725	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	3,271,573
3,763,553	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	3,256,509
5,041,788	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	4,095,074
18,928,929	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	2.68%	#	10/25/2037	15,941,497
4,263,627	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#	09/25/2046	2,124,273
3,095,000	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	1,730,745
1,338,006	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	1,277,572
8,996,682	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	5,805,838
5,262,210	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	3,395,439
332,878	Morgan Stanley Re-Remic Trust, Series 2010-R9-1A	4.00%	#^	08/26/2036	333,195
6,466,004	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	6.16%	#^	08/26/2036	5,026,669
41,923,922	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00%	#^	11/26/2036	41,526,122
5,887,985	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	#^	02/26/2037	6,268,142
16,617,910	MSCC Heloc Trust, Series 2007-1-A	0.55%	#	12/25/2031	16,486,982
33,589,250	New Century Home Equity Loan Trust, Series 2005-2-M3	0.94%	#	06/25/2035	27,972,459
24,491,491	New Residential Mortgage Loan Trust, Series 2014-2A-A3	3.75%	#^	05/25/2054	25,577,194
66,384,400	New Residential Mortgage Loan Trust, Series 2015-2A-A1	3.75%	#^	08/25/2055	69,966,363
1,106,677	New York Mortgage Trust, Series 2005-2-A	0.78%	#	08/25/2035	1,021,090
524,457	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	530,122
18,376,464	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	8,180,474
3,734,426	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	1,661,664
22,050,951	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	11,773,973
3,727,075	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	2,005,191
1,874,698	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	997,077
19,816,452	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	9,730,074
3,631,067	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	1,635,076
18,098,073	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	8,150,565
71,035,453	Oaks Mortgage Trust Series, Series 2015-2-A3	3.50%	#^	10/25/2045	72,815,324
1,282,761	Option One Mortgage Loan Trust, Series 2004-3-M3	1.43%	#	11/25/2034	1,161,557
13,000,000	Park Place Securities, Inc., Series 2005-WHQ4-M2	0.94%	#	09/25/2035	10,531,011
39,547,638	PFCA Home Equity Investment Trust, Series 2003-IFC5-A	4.21%	#^	01/22/2035	39,511,353
44,165,547	PFCA Home Equity Investment Trust, Series 2003-IFC6-A	3.91%	#^	04/22/2035	41,076,251
10,762,430	PHH Alternative Mortgage Trust, Series 2007-1-1A1	0.61%	#	02/25/2037	8,947,405
29,617,796	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	26,406,155
1,305,868	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	1,148,360
12,370,261	PHH Alternative Mortgage Trust, Series 2007-3-A2	0.64%	#	07/25/2037	12,073,069
147,412	Popular ABS Mortgage Pass-Through Trust, Series 2005-5-AF6	4.36%	#	11/25/2035	147,415
272,888,911	PR Mortgage Loan Trust, Series 2014-1-APT	5.92%	#	10/25/2049	283,334,308
65,785,724	Pretium Mortgage Credit Partners LLC, Series 2016-NPL1-A1	4.38%	#^	02/27/2031	66,174,288
90,395,639	Pretium Mortgage Credit Partners LLC, Series 2016-NPL2-A1	4.38%	#^	03/27/2031	90,996,029
35,000,000	Pretium Mortgage Credit Partners LLC, Series 2016-NPL4-A	4.00%	#^	07/29/2031	35,099,911
13,005,726	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	12,525,311
6,204,668	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	5,971,133
41,040,504	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	35,237,562
16,675,351	RCO Mortgage LLC, Series 2015-2A-A	4.50%	#^	09/25/2054	16,741,319
14,814,369	RCO Mortgage LLC, Series 2016-1-A	4.50%	#	11/25/2047	14,944,247
1,317,002	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	857,171
10,716,653	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	5,826,854
21,103,270	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	11,895,766
18,019,864	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	8,397,179
9,745,735	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	4,975,609
5,158,310	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	5,269,336
50,838,390	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	3.59%	#	10/25/2035	41,993,608
27,186,787	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	3.84%	#	12/25/2035	22,731,590
17,060,901	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	3.71%	#	03/25/2035	11,385,080
701,452	Residential Accredit Loans, Inc., Series 2005-QS12-A11	46.16%	#I/F	08/25/2035	1,358,904
3,110,473	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	2,707,926
5,737,681	Residential Accredit Loans, Inc., Series 2005-QS13-2A1	1.15%	#	09/25/2035	4,200,933
23,524,490	Residential Accredit Loans, Inc., Series 2005-QS13-2A2	4.60%	#I/FI/O	09/25/2035	3,350,570
11,006,720	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	8,212,170
4,445,631	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	3,402,773
5,137,039	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	4,568,012
6,068,973	Residential Accredit Loans, Inc., Series 2005-QS16-A1	1.15%	#	11/25/2035	4,243,106
6,067,924	Residential Accredit Loans, Inc., Series 2005-QS16-A2	4.35%	#I/FI/O	11/25/2035	1,000,423
2,724,087	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	2,346,647
1,887,652	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	1,626,106
7,894,980	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	6,801,080
5,611,503	Residential Accredit Loans, Inc., Series 2005-QS17-A2	1.30%	#	12/25/2035	3,867,642
5,611,503	Residential Accredit Loans, Inc., Series 2005-QS17-A4	4.70%	#I/FI/O	12/25/2035	937,850
4,515,189	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	3,889,581
1,799,443	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	1,798,549
2,313,019	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	2,161,735
1,837,696	Residential Accredit Loans, Inc., Series 2005-QS9-A1	0.95%	#	06/25/2035	1,484,429
4,483,560	Residential Accredit Loans, Inc., Series 2005-QS9-A4	4.55%	#I/FI/O	06/25/2035	714,736
2,261,834	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	1,825,224
14,758,323	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	12,332,704
2,466,502	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	1,776,423
5,902,076	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	4,775,837
9,315,839	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	7,751,051
4,680,908	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	3,977,750
1,874,378	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	1,508,057
6,664,990	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	5,362,412
1,945,585	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,565,348
2,102,434	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	1,691,543
831,973	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	669,375
4,163,888	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	3,465,116
23,132,761	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	19,250,688
2,405,678	Residential Accredit Loans, Inc., Series 2006-QS1-A6	39.38%	#I/F	01/25/2036	5,041,065
16,364,998	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	13,983,557
3,699,765	Residential Accredit Loans, Inc., Series 2006-QS4-A8	8.00%	#I/F	04/25/2036	3,621,210
10,483,849	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	8,971,254
31,245,813	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	26,737,711
4,092,526	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	3,481,202
6,731,353	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	5,725,853
13,773,211	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	11,515,398
23,884,758	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.10%	#I/FI/O	08/25/2036	4,943,648
7,828,009	Residential Accredit Loans, Inc., Series 2006-QS9-1A6	4.85%	#I/FI/O	07/25/2036	2,361,851
7,637,309	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	6,243,204
26,318,754	Residential Accredit Loans, Inc., Series 2007-QS1-1A2	5.00%	#I/FI/O	01/25/2037	4,761,984
2,649,262	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	2,199,416
6,411,064	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	5,279,346
1,156,051	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	921,585
41,906,549	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	34,311,415
6,682,260	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	5,377,796
10,929,715	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	9,512,051
4,882,397	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	3,768,663
2,014,188	Residential Accredit Loans, Inc., Series 2007-QS5-A5	0.75%	#	03/25/2037	1,137,792
6,689,579	Residential Accredit Loans, Inc., Series 2007-QS5-A8	6.25%	#I/FI/O	03/25/2037	1,837,825
5,540,419	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	4,593,955
1,781,406	Residential Accredit Loans, Inc., Series 2007-QS6-A13	51.22%	#I/F	04/25/2037	4,357,079
7,933,446	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	6,578,184
12,643,462	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	10,801,641
873,244	Residential Accredit Loans, Inc., Series 2007-QS6-A77	52.06%	#I/F	04/25/2037	2,169,062
9,604,561	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	6,016,571
41,366,095	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	35,038,965
105,166	Residential Asset Mortgage Products, Inc., Series 2004-RS4-AI6	5.07%	#	04/25/2034	107,860
892,994	Residential Asset Mortgage Products, Inc., Series 2004-RS5-AI6	5.55%	#	05/25/2034	911,316
6,502,708	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	2.86%	#	07/25/2034	5,775,383
1,171,452	Residential Asset Mortgage Products, Inc., Series 2004-RS7-AI6	5.22%	#	07/25/2034	1,120,753
373,282	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI6	4.72%	#	07/25/2034	388,409
261,190	Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI4	5.35%	#	02/25/2033	260,309
6,293,755	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	6,337,540
52,405,819	Residential Asset Mortgage Products, Inc., Series 2005-RS9-AI4	0.77%	#	11/25/2035	43,021,389
38,486,256	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A	0.75%	#	03/25/2036	34,628,921
188,733	Residential Asset Mortgage Products, Inc., Series 2006-RS5-A3	0.62%	#	09/25/2036	188,559
12,760,000	Residential Asset Mortgage Products, Inc., Series 2006-RX5-A3	0.70%	#	08/25/2046	11,068,718
12,300,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3	0.74%	#	08/25/2036	11,423,677
264,859	Residential Asset Securities Corporation, Series 2002-KS1-AI6	6.08%	#	06/25/2032	278,946
2,304,429	Residential Asset Securities Corporation, Series 2003-KS11-MI1	5.13%	#	01/25/2034	2,220,407
1,272,772	Residential Asset Securities Corporation, Series 2005-AHL3-A2	0.69%	#	11/25/2035	1,261,548
27,100,365	Residential Asset Securities Corporation, Series 2005-KS11-M2	0.87%	#	12/25/2035	23,583,629
12,310,447	Residential Asset Securities Corporation, Series 2006-EMX5-A3	0.61%	#	07/25/2036	10,758,925
34,152,376	Residential Asset Securities Corporation, Series 2007-KS3-AI3	0.70%	#	04/25/2037	31,955,798
7,094,326	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	5,603,431
4,299,754	Residential Asset Securitization Trust, Series 2005-A12-A7	4.55%	#I/FI/O	11/25/2035	677,829
3,563,816	Residential Asset Securitization Trust, Series 2005-A12-A8	1.00%	#	11/25/2035	2,542,420
14,038,332	Residential Asset Securitization Trust, Series 2005-A13-2A1	5.50%		10/25/2035	10,414,722
13,704,203	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	10,560,389
2,603,711	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	2,255,105
6,675,547	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	6,272,714
6,630,072	Residential Asset Securitization Trust, Series 2005-A8CB-A2	4.55%	#I/FI/O	07/25/2035	1,335,027
6,785,214	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	4,695,118
1,100,540	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	859,480
9,707,145	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	6,523,079
9,437,056	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	6,184,484
19,350,162	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	14,650,551
17,620,558	Residential Asset Securitization Trust, Series 2006-A14C-2A6	0.90%	#	12/25/2036	4,611,594
38,885,929	Residential Asset Securitization Trust, Series 2006-A14C-2A7	6.10%	#I/FI/O	12/25/2036	15,128,971
9,000,934	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	6,755,249
6,231,700	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	4,676,924
971,564	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	886,542
5,840,679	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	5,257,294
7,625,898	Residential Asset Securitization Trust, Series 2006-R1-A1	26.59%	#I/F	01/25/2046	14,727,073
43,587,964	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	36,394,272
1,234,541	Residential Asset Securitization Trust, Series 2007-A3-1A2	42.91%	#I/F	04/25/2037	3,005,836
25,123,964	Residential Asset Securitization Trust, Series 2007-A5-1A4	5.65%	#I/FI/O	05/25/2037	6,140,141
6,480,700	Residential Asset Securitization Trust, Series 2007-A5-1A6	0.85%	#	05/25/2037	1,270,870
9,177,336	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	7,695,968
4,021,958	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	3,372,750
16,205,569	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	14,116,344
11,142,685	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	7,710,154
49,012,685	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	33,914,210
21,716,486	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	15,026,671
1,681,057	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	1,688,208
4,711,000	Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	4,452,335
12,423,361	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	12,292,388
923,840	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	895,608
15,489,385	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	13,781,739
27,437,937	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	25,617,830
5,096,409	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	4,643,734
348,922	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	317,930
8,274,683	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	7,636,952
6,650,714	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	6,029,776
5,888,875	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	5,362,939
6,634,467	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	6,041,941
12,385,790	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	11,279,613
1,935,486	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	1,762,627
5,583,518	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	5,033,574
1,881,840	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	1,668,082
5,023,522	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	4,452,902
40,186,510	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	36,455,832
11,646,209	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	10,565,044
6,116,209	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	5,656,677
32,076,145	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	28,986,337
13,646,835	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	12,165,794
5,661,872	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.94%	#	02/25/2037	4,932,575
12,771,194	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	3.46%	#	04/25/2037	10,885,014
41,365,166	RMAT LLC, Series 2015-PR2-A1	5.85%	#^	11/25/2035	40,778,554
28,871,921	RMAT LLC, Series 2015-RPL1-A1	3.97%	#^	05/26/2020	28,792,079
57,050,417	Saxon Asset Securities Trust, Series 2006-3-A3	0.62%	#	10/25/2046	47,116,462
392,589,061	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	2.13%	#^¥	02/25/2054	293,530,439
79,546,590	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	3.57%	^¥	12/26/2059	70,495,700
135,570,751	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	3.59%	^¥	10/25/2044	127,679,042
265,892	Sequoia Mortgage Trust, Series 2003-4-2A1	0.80%	#	07/20/2033	250,008
13,075,545	Sequoia Mortgage Trust, Series 2013-2-A	1.87%	#	02/25/2043	12,626,890
15,053,678	Sequoia Mortgage Trust, Series 2013-6-A2	3.00%	#	05/25/2043	15,326,594
107,774,364	Sequoia Mortgage Trust, Series 2015-4-A1	3.00%	#^	11/25/2030	110,451,135
168,846,310	Sequoia Mortgage Trust, Series 2016-1-A1	3.50%	#^	06/25/2046	174,398,095
20,164,657	SG Mortgage Securities Trust, Series 2006-FRE1-A1A	0.62%	#	02/25/2036	18,294,903
84,000,725	Shellpoint Co-Originator Trust, Series 2015-1-A3	3.50%	#^	08/25/2045	85,903,443
112,121	Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.60%	#	01/25/2037	112,185
44,880,000	Soundview Home Equity Loan Trust, Series 2007-NS1-A3	0.65%	#	01/25/2037	39,870,553
118,132,750	Springleaf Mortgage Loan Trust, Series 2013-1A-B3F	6.00%	#^	06/25/2058	118,060,157
61,983,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B1	6.00%	#^	12/25/2065	61,980,793
19,788,850	STARM Mortgage Loan Trust, Series 2007-2-1A1	3.04%	#	04/25/2037	16,549,997
10,235,310	STARM Mortgage Loan Trust, Series 2007-3-1A1	3.18%	#	06/25/2037	9,103,147
9,331,177	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	2.74%	#	09/25/2034	9,134,579
3,798,881	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	2.94%	#	02/25/2036	2,733,426
6,507,721	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-6-3A1	3.75%	#	07/25/2036	5,250,393
50,813	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.54%	#	06/25/2033	51,032
3,686,058	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.56%	#	07/25/2033	3,616,367
8,961,694	Structured Asset Securities Corporation, Series 2003-35-1A1	5.15%	#	12/25/2033	9,210,567
2,687,378	Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.40%	#	06/25/2034	3,182,551
1,570,191	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	1,584,543
7,700,600	Structured Asset Securities Corporation, Series 2004-22-A2	5.07%	#	01/25/2035	7,911,457
23,887,786	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	22,887,621
2,408,894	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	2,449,418
6,135,657	Structured Asset Securities Corporation, Series 2005-13-3A1	6.00%		09/25/2035	5,064,510
1,932,138	Structured Asset Securities Corporation, Series 2005-14-1A1	0.75%	#	07/25/2035	1,604,446
782,025	Structured Asset Securities Corporation, Series 2005-14-1A4	22.51%	#I/F	07/25/2035	1,118,817
37,938,438	Structured Asset Securities Corporation, Series 2005-14-4A1	5.75%		07/25/2035	37,972,025
3,705,177	Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	3,883,549
7,199,337	Structured Asset Securities Corporation, Series 2005-15-2A7	5.50%		08/25/2035	7,062,887
11,628,145	Structured Asset Securities Corporation, Series 2005-15-3A1	4.77%	#	08/25/2035	11,279,733
7,491,034	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	7,455,861
8,551,216	Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	7,942,185
1,876,300	Structured Asset Securities Corporation, Series 2005-6-4A1	5.00%		05/25/2035	1,894,869
66,620,512	Structured Asset Securities Corporation, Series 2006-BC4-A4	0.62%	#	12/25/2036	57,471,797
135,312,311	Structured Asset Securities Corporation, Series 2007-4-1A3	5.80%	#^I/FI/O	03/28/2045	25,920,460
1,163,986	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	1,056,928
1,755,017	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	1,347,878
981,626	Thornburg Mortgage Securities Trust, Series 2003-6-A2	1.45%	#	12/25/2033	901,665
8,014,627	Thornburg Mortgage Securities Trust, Series 2004-4-5A	2.59%	#	12/25/2044	7,631,456
22,253,359	Thornburg Mortgage Securities Trust, Series 2007-1-A1	2.33%	#	03/25/2037	21,235,065
5,787,731	Thornburg Mortgage Securities Trust, Series 2007-1-A2A	2.28%	#	03/25/2037	5,159,045
16,425,094	Towd Point Mortgage Trust, Series 2015-1-AE	3.00%	^	10/25/2053	16,571,913
15,072,870	Towd Point Mortgage Trust, Series 2015-1-AES	3.00%	^	10/25/2053	15,352,016
10,031,458	Towd Point Mortgage Trust, Series 2015-2-1A12	2.75%	^	11/25/2060	10,196,305
26,728,281	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	26,932,709
82,106,019	Towd Point Mortgage Trust, Series 2015-5-A1B	2.75%	#^	05/25/2055	83,355,303
95,594,465	Towd Point Mortgage Trust, Series 2015-6-A1B	2.75%	#^	04/25/2055	97,122,600
67,512,430	Vericrest Opportunity Loan Trust, Series 2016-NPL3	4.25%	#^	03/26/2046	68,135,084
33,608,458	VOLT LLC, Series 2015-NPL5-A1	3.50%	#^	03/25/2055	33,404,562
186,384,723	VOLT LLC, Series 2016-NPL1-A1	4.25%	#^	02/26/2046	186,812,066
60,000,000	VOLT LLC, Series 2016-NPL7-A1	3.75%	#^	06/25/2046	60,000,000
9,292,533	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	8,520,494
3,818,347	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	3,530,170
1,449,337	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12	45.61%	#I/F	07/25/2035	3,122,790
4,693,309	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6	1.05%	#	07/25/2035	3,749,633
1,438,486	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	1,319,081
1,787,238	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB7	45.06%	#I/F	08/25/2035	3,714,213
19,659,611	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB6	1.90%	#	08/25/2035	17,292,525
1,808,859	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,452,973
19,359,705	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	17,948,091
14,816,617	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	14,556,239
3,914,375	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	932,770
5,851,684	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	5,387,333
2,963,242	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	2,728,099
2,516,832	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	2,317,113
3,525,396	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	2,928,181
6,671,391	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	5,425,125
12,118,054	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	9,854,310
7,908,515	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	3,636,497
4,758,786	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	4.92%	#	10/25/2036	2,652,745
14,996,228	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	2.47%	#	09/25/2036	13,630,459
22,645,182	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A	1.28%	#	11/25/2046	17,779,588
1,825,549	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	3.67%	#	08/25/2036	1,649,168
18,233,445	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A2	6.00%		04/25/2037	15,238,974
18,650,129	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	15,587,226
13,432,266	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	11,346,840
10,756,272	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	10,028,702
616,767	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	36.76%	#I/F	06/25/2037	1,522,651
15,419,181	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	14,381,709
26,434,925	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	2.73%	#	03/25/2037	25,018,838
26,913,601	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	2.38%	#	05/25/2037	23,318,065
22,706,008	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	2.57%	#	06/25/2037	20,468,649
2,576,281	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	2,147,961
11,311,881	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	9,431,222
9,753,316	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	8,131,777
15,985,197	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	13,327,574
77,018,875	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	74,668,574
10,919,915	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1	0.80%	#	06/25/2037	7,639,364
16,086,726	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2	6.20%	#I/FI/O	06/25/2037	4,395,759
1,024,922	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	904,920
25,317,885	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	23,616,534
10,058,958	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	9,383,000
17,575,898	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	15,894,422
9,767,290	Wells Fargo Alternative Loan Trust, Series 2007-PA3-4A3	6.50%		07/25/2037	7,951,023
130,013,871	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	120,943,141
444,990	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	450,887
10,894,331	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	2.79%	#	12/28/2037	9,480,601
19,203,153	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	2.80%	#	11/25/2034	19,523,406
33,220,747	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	32,595,041
87,678	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	22.09%	#I/F	04/25/2035	103,995
2,966,161	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	3,065,995
2,670,885	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.95%	#	10/25/2035	2,567,034
6,563,271	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	6,395,409
7,827,740	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	7,735,068
9,659,103	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	9,652,515
115,304	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	18.14%	#I/F	03/25/2036	158,513
5,389,556	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	5,479,949
23,518,672	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A11	5.50%		03/25/2036	23,956,838
5,328,095	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	5,349,961
369,763	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	345,177
4,711,232	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1	0.85%	#	05/25/2036	3,873,329
4,711,232	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2	6.65%	#I/FI/O	05/25/2036	1,246,516
2,663,690	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	1,393,588
2,663,690	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	648,115
12,499,644	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	2.81%	#	09/25/2036	11,786,194
6,929,122	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	2.80%	#	09/25/2036	6,426,590
7,121,303	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	3.19%	#	04/25/2036	6,565,288
2,330,751	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	2,320,715
4,355,689	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	4,175,778
2,442,590	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A14	6.00%		08/25/2037	2,427,769
4,875,156	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A36	6.00%		08/25/2037	4,845,574
3,464,622	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	3,443,598
42,099,108	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	41,434,342
24,752,485	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	24,309,406
1,432,503	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	1,396,182
3,226,375	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	3,168,622
1,171,369	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	1,199,100
2,640,478	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	2,641,256
2,621,136	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	2,621,874
10,068,681	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	9,908,218
5,938,964	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A3	6.00%		04/25/2037	5,844,316
6,263,433	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A8	6.00%		04/25/2037	6,163,614
7,130,211	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	7,090,487
3,407,162	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A6	6.00%		05/25/2037	3,388,180
11,048,456	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	10,988,324
768,398	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	757,956
24,880,309	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	24,744,898
6,717,086	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	6,680,528
2,291,759	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43	0.95%	#	06/25/2037	1,909,448
6,261,037	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	6,226,962
2,650,592	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8	0.95%	#	06/25/2037	2,208,421
1,195,729	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9	36.28%	#I/F	06/25/2037	1,986,178
1,824,241	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13	0.82%	#	07/25/2037	1,556,877
1,824,241	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	37.06%	#I/F	07/25/2037	3,132,286
29,643,908	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	29,309,054
19,780,999	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	19,557,555
2,796,448	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	2,764,860
24,984,427	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	24,702,215
8,695,533	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A3	6.00%		07/25/2037	8,597,311
11,131,218	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A9	6.00%		07/25/2037	11,316,441
59,704,720	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	6.00%	#	12/28/2037	57,801,388
34,521,852	WinWater Mortgage Loan Trust, Series 2015-4-A5	3.50%	#^	06/20/2045	35,179,407
183,083,195	WinWater Mortgage Loan Trust, Series 2015-5-A3	3.50%	#^	08/20/2045	189,266,812
31,288,530	WinWater Mortgage Loan Trust, Series 2016-1-1A5	3.50%	#^	01/20/2046	32,070,458

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $12,754,800,989)					12,390,528,972

US Government / Agency Mortgage Backed Obligations - 49.5%
13,096,259	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	14,392,899
73,644,687	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	78,932,010
38,627,833	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	41,407,924
37,978,618	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	40,706,180
19,085,805	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	20,458,249
77,256,155	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	82,824,454
84,438,483	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	88,923,910
24,982,052	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	26,310,752
13,336,540	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	14,297,599
36,882,416	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	39,540,308
32,567,727	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	34,300,235
32,361,042	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	36,033,172
6,881,644	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	7,593,735
17,315,573	Federal Home Loan Mortgage Corporation, Pool G06172	5.50%		12/01/2038	19,456,957
24,670,750	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	28,153,782
34,931,720	Federal Home Loan Mortgage Corporation, Pool G07011	6.00%		05/01/2040	39,897,873
29,977,748	Federal Home Loan Mortgage Corporation, Pool G07801	4.00%		10/01/2044	32,461,456
58,735,973	Federal Home Loan Mortgage Corporation, Pool G07862	4.00%		01/01/2044	63,682,067
66,501,764	Federal Home Loan Mortgage Corporation, Pool G07905	4.00%		01/01/2042	71,520,144
96,359,646	Federal Home Loan Mortgage Corporation, Pool G08534	3.00%		06/01/2043	100,095,565
30,926,646	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	32,119,332
81,417,508	Federal Home Loan Mortgage Corporation, Pool G08614	3.00%		11/01/2044	84,491,563
95,497,414	Federal Home Loan Mortgage Corporation, Pool G08619	3.00%		12/01/2044	99,103,080
126,003,704	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	130,761,185
237,776,459	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	246,754,109
125,614,582	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	130,357,372
313,809,945	Federal Home Loan Mortgage Corporation, Pool G08635	3.00%		04/01/2045	325,658,367
91,836,607	Federal Home Loan Mortgage Corporation, Pool G08640	3.00%		05/01/2045	95,304,053
472,410,708	Federal Home Loan Mortgage Corporation, Pool G08648	3.00%		06/01/2045	490,247,368
91,095,290	Federal Home Loan Mortgage Corporation, Pool G08653	3.00%		07/01/2045	94,534,746
50,023,099	Federal Home Loan Mortgage Corporation, Pool G08658	3.00%		08/01/2045	51,911,806
61,565,847	Federal Home Loan Mortgage Corporation, Pool G08670	3.00%		10/01/2045	63,890,369
717,389,513	Federal Home Loan Mortgage Corporation, Pool G08675	3.00%		11/01/2045	744,475,759
312,434,929	Federal Home Loan Mortgage Corporation, Pool G08680	3.00%		12/01/2045	324,231,434
212,891,427	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	220,929,501
283,919,172	Federal Home Loan Mortgage Corporation, Pool G08692	3.00%		02/01/2046	294,639,018
570,639,032	Federal Home Loan Mortgage Corporation, Pool G08697	3.00%		03/01/2046	592,184,468
78,120,903	Federal Home Loan Mortgage Corporation, Pool G60251	3.50%		10/01/2045	83,399,922
280,913,887	Federal Home Loan Mortgage Corporation, Pool G60393	3.50%		01/01/2046	298,630,314
134,766,392	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%		03/01/2028	139,616,551
139,057,502	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%		03/01/2043	144,466,558
8,784,764	Federal Home Loan Mortgage Corporation, Pool Q23595	4.00%		12/01/2043	9,583,800
12,050,491	Federal Home Loan Mortgage Corporation, Pool Q24052	4.00%		01/01/2044	13,173,757
10,260,087	Federal Home Loan Mortgage Corporation, Pool Q24172	4.00%		01/01/2044	11,215,171
8,456,371	Federal Home Loan Mortgage Corporation, Pool Q24979	4.00%		02/01/2044	9,224,605
70,504,061	Federal Home Loan Mortgage Corporation, Pool Q31596	3.50%		02/01/2045	74,452,201
24,777,319	Federal Home Loan Mortgage Corporation, Pool Q32861	3.50%		04/01/2045	26,258,494
66,112,717	Federal Home Loan Mortgage Corporation, Pool Q32921	3.50%		04/01/2045	69,851,361
36,864,652	Federal Home Loan Mortgage Corporation, Pool Q39502	3.50%		03/01/2046	39,189,613
11,672,741	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	12,221,649
10,952,966	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	11,471,195
28,246,015	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	29,363,722
49,578,792	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	51,542,071
41,184,630	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	42,814,312
4,414,443	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	4,589,131
10,490,923	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	11,277,790
826,123	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	888,925
185,556,029	Federal Home Loan Mortgage Corporation, Pool V81821	3.00%		08/01/2045	193,053,589
48,703,954	Federal Home Loan Mortgage Corporation, Pool V82117	3.00%		12/01/2045	50,672,047
57,116,737	Federal Home Loan Mortgage Corporation, Pool V82209	3.50%		02/01/2046	60,719,034
90,132,754	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	92,041,910
2,397,908	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	2,675,315
1,488,930	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	1,655,382
64,598,479	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	66,414,858
819,931	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	888,998
122,784,506	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	126,289,651
53,626,591	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	55,181,608
5,167,184	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	5,756,788
148,687,989	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	154,172,005
21,669,920	Federal Home Loan Mortgage Corporation, Series 2819-MS	6.03%	#I/FI/O	06/15/2040	3,335,668
12,570,843	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	14,181,118
35,859,144	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	37,238,872
7,979,978	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	8,943,873
16,735,179	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	18,596,646
12,953,045	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	14,410,999
23,246,548	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	25,819,218
2,281,256	Federal Home Loan Mortgage Corporation, Series 2990-JL	6.21%	#I/FI/O	03/15/2035	280,139
7,637,308	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.06%	#I/FI/O	07/15/2035	1,308,705
5,211,088	Federal Home Loan Mortgage Corporation, Series 3030-SL	5.66%	#I/FI/O	09/15/2035	976,129
1,561,875	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.29%	#I/FI/O	10/15/2035	298,353
12,683,480	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	14,362,764
2,280,135	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	2,452,454
6,910,144	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	7,743,697
1,592,069	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	1,777,508
4,112,340	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	4,567,376
6,148,167	Federal Home Loan Mortgage Corporation, Series 3203-SE	6.06%	#I/FI/O	08/15/2036	1,121,708
9,867,715	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	11,052,321
15,635,464	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	17,512,480
7,290,304	Federal Home Loan Mortgage Corporation, Series 3261-SA	5.99%	#I/FI/O	01/15/2037	1,454,282
4,880,577	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	5,245,256
9,551,432	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.64%	#I/FI/O	02/15/2037	1,545,601
5,696,283	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	6,164,618
16,361,894	Federal Home Loan Mortgage Corporation, Series 3326-GS	6.21%	#I/FI/O	06/15/2037	2,244,673
1,637,576	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	1,845,478
16,255,285	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.61%	#I/FI/O	08/15/2037	2,893,793
1,421,131	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	1,551,459
4,575,014	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	5,091,224
6,962,474	Federal Home Loan Mortgage Corporation, Series 3417-SI	5.74%	#I/FI/O	02/15/2038	1,013,177
8,862,640	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.21%	#I/FI/O	03/15/2038	999,067
1,455,339	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.21%	#I/FI/O	03/15/2038	167,130
1,893,132	Federal Home Loan Mortgage Corporation, Series 3451-S	5.59%	#I/FI/O	02/15/2037	236,191
1,974,935	Federal Home Loan Mortgage Corporation, Series 3455-SC	5.62%	#I/FI/O	06/15/2038	297,685
1,145,152	Federal Home Loan Mortgage Corporation, Series 3473-SM	5.63%	#I/FI/O	07/15/2038	133,524
8,533,611	Federal Home Loan Mortgage Corporation, Series 3484-SE	5.41%	#I/FI/O	08/15/2038	1,364,739
8,048,197	Federal Home Loan Mortgage Corporation, Series 3519-SD	5.11%	#I/FI/O	02/15/2038	1,319,485
2,981,591	Federal Home Loan Mortgage Corporation, Series 3524-LB	4.13%	#	06/15/2038	3,030,305
205,631	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	218,038
11,149,805	Federal Home Loan Mortgage Corporation, Series 3541-EI	6.31%	#I/FI/O	06/15/2039	2,143,979
3,065,654	Federal Home Loan Mortgage Corporation, Series 3545-SA	5.71%	#I/FI/O	06/15/2039	411,352
1,275,306	Federal Home Loan Mortgage Corporation, Series 3549-SA	5.36%	#I/FI/O	07/15/2039	165,915
13,024,400	Federal Home Loan Mortgage Corporation, Series 3577-LS	6.76%	#I/FI/O	08/15/2035	2,465,775
3,375,292	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.56%	#I/FI/O	10/15/2049	482,838
3,949,201	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	4,300,957
27,786,414	Federal Home Loan Mortgage Corporation, Series 3606-CS	5.91%	#I/FI/O	12/15/2039	5,957,240
7,135,909	Federal Home Loan Mortgage Corporation, Series 3616-SG	5.91%	#I/FI/O	03/15/2032	1,251,491
11,144,156	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	12,434,783
1,735,858	Federal Home Loan Mortgage Corporation, Series 3631-SE	5.96%	#I/FI/O	05/15/2039	75,885
15,042,167	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	16,997,623
16,369,143	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	18,179,465
34,224,655	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	38,461,312
4,021,168	Federal Home Loan Mortgage Corporation, Series 3667-SB	6.01%	#I/FI/O	05/15/2040	527,285
13,078,380	Federal Home Loan Mortgage Corporation, Series 3702-SG	5.61%	#I/FI/O	08/15/2032	1,884,559
4,836,834	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	808,367
3,741,293	Federal Home Loan Mortgage Corporation, Series 3712-SG	22.72%	#I/F	08/15/2040	6,381,316
9,181,253	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	10,438,624
93,106,039	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.56%	#I/FI/O	05/15/2040	13,436,859
29,027,506	Federal Home Loan Mortgage Corporation, Series 3726-SA	5.61%	#I/FI/O	09/15/2040	4,961,808
98,000,000	Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12/15/2038	102,911,446
4,046,665	Federal Home Loan Mortgage Corporation, Series 3741-SC	9.12%	#I/F	10/15/2040	4,286,628
24,942,061	Federal Home Loan Mortgage Corporation, Series 3752-BS	9.09%	#I/F	11/15/2040	28,642,892
15,789,345	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	19,153,283
10,840,138	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	11,656,587
18,761,630	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	20,481,861
28,568,373	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	32,154,955
24,250,000	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	26,331,964
1,301,900	Federal Home Loan Mortgage Corporation, Series 3779-SH	8.92%	#I/F	12/15/2040	1,321,236
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,858,523
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	16,887,708
11,542,178	Federal Home Loan Mortgage Corporation, Series 3786-SG	8.62%	#I/F	01/15/2041	13,135,189
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	12,654,056
9,148,897	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	9,863,651
12,414,827	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	13,865,976
606,511	Federal Home Loan Mortgage Corporation, Series 3798-SD	8.72%	#I/F	12/15/2040	634,545
19,736,181	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	23,575,184
13,420,386	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	14,690,937
68,803,919	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	78,221,242
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	19,266,271
15,277,557	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	16,407,859
9,256,224	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	10,324,684
18,288,732	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	20,574,666
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	38,874,683
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW	11.87%	#I/F	02/15/2041	4,974,394
16,032,215	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	17,431,510
6,470,378	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	8,134,801
625,051	Federal Home Loan Mortgage Corporation, Series 3845-LS	12.02%	#I/F	03/15/2041	631,136
52,756,641	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	59,120,274
10,229,000	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	11,458,772
80,397,237	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	94,245,604
25,591,267	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	27,108,318
20,577,576	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	22,555,472
12,211,884	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	13,310,125
51,925,613	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	55,418,706
32,248,913	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	35,187,840
19,953,906	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%		06/15/2041	23,696,175
11,202,741	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.53%	#I/FI/O	07/15/2041	1,601,257
43,118,179	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	47,112,199
22,909,149	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	28,774,968
10,181,844	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	11,463,580
12,330,000	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	13,667,514
29,152,016	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	32,303,987
5,440,520	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	5,668,210
12,048,514	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	13,159,040
7,787,126	Federal Home Loan Mortgage Corporation, Series 3946-SM	13.37%	#I/F	10/15/2041	8,357,336
8,216,081	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	8,619,351
10,000,000	Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	10,936,466
49,998,404	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	53,587,219
11,669,090	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	12,447,161
58,630,173	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	63,899,068
17,833,796	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	19,621,646
49,934,627	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	55,632,298
28,312,848	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%		03/15/2042	32,399,791
24,781,035	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	24,352,442
70,391,920	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	80,792,200
70,134,674	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	82,249,752
12,006,317	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	12,145,839
39,383,753	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%		08/15/2042	43,866,467
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	110,585,545
31,345,931	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	31,872,813
5,303,251	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	5,631,857
67,225,344	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	69,876,792
28,113,524	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	28,294,603
5,920,198	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	5,966,588
40,392,539	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%		03/15/2043	44,710,902
100,538,483	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%		01/15/2041	113,497,622
29,745,153	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%		03/15/2043	31,311,943
23,159,160	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	23,493,284
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	13,631,049
198,541,846	Federal Home Loan Mortgage Corporation, Series 4212-US	4.85%	#I/F	06/15/2043	199,620,782
16,075,652	Federal Home Loan Mortgage Corporation, Series 4215-KC	2.25%		03/15/2038	16,429,268
86,291,790	Federal Home Loan Mortgage Corporation, Series 4223-US	4.88%	#I/F	07/15/2043	86,148,382
22,470,536	Federal Home Loan Mortgage Corporation, Series 4223-ZV	4.00%		07/15/2043	26,080,184
27,878,283	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%		06/15/2043	28,399,102
28,088,170	Federal Home Loan Mortgage Corporation, Series 4229-ZA	4.00%		07/15/2043	32,380,317
20,726,979	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%		09/15/2033	21,377,362
20,769,642	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%		10/15/2040	23,022,937
100,369,276	Federal Home Loan Mortgage Corporation, Series 4323-GA	3.00%		06/15/2040	104,372,123
39,509,186	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	41,111,406
64,890,772	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	68,100,127
14,262,319	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00%		08/15/2044	14,572,117
45,343,362	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00%		08/15/2044	44,957,975
55,138,300	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	54,738,398
9,219,116	Federal Home Loan Mortgage Corporation, Series 4379-KA	3.00%		08/15/2044	9,650,626
31,371,064	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	32,725,083
24,785,434	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00%		09/15/2044	25,503,904
5,811,658	Federal Home Loan Mortgage Corporation, Series 4386-US	7.34%	#I/F	09/15/2044	5,823,008
264,132,065	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	275,722,444
125,616,954	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	129,961,517
68,951,279	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	72,207,614
91,443,374	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	95,361,183
18,848,666	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	19,164,177
133,362,563	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	140,053,736
80,459,886	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	84,425,714
46,589,786	Federal Home Loan Mortgage Corporation, Series 4427-PS	5.16%	#I/FI/O	07/15/2044	7,425,983
68,233,178	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	71,119,387
23,937,453	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00%		02/15/2045	24,045,392
19,374,771	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	20,202,899
8,950,526	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00%		02/15/2045	9,150,942
71,557,750	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	74,776,904
26,018,971	Federal Home Loan Mortgage Corporation, Series 4444-CZ	3.00%		02/15/2045	25,885,813
69,805,497	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	73,159,595
7,786,226	Federal Home Loan Mortgage Corporation, Series 4450-JZ	3.00%		03/15/2045	7,923,807
6,771,171	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	6,953,107
7,986,350	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00%		04/15/2045	8,105,042
46,600,851	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00%		04/15/2045	48,514,795
25,889,362	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00%		04/15/2045	26,029,242
206,274,513	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	216,855,034
179,367,130	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	188,567,480
155,347,474	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	161,870,871
72,279,124	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	74,949,787
290,584,341	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	306,183,024
176,129,417	Federal Home Loan Mortgage Corporation, Series 4483-PA	2.50%		06/15/2045	181,203,811
15,456,239	Federal Home Loan Mortgage Corporation, Series 4484-ZL	3.00%		06/15/2045	15,661,174
8,260,443	Federal Home Loan Mortgage Corporation, Series 4492-GZ	3.50%		07/15/2045	8,844,183
52,951,216	Federal Home Loan Mortgage Corporation, Series 4498-PD	2.50%		08/15/2042	54,052,914
41,567,485	Federal Home Loan Mortgage Corporation, Series 4499-AB	3.00%		06/15/2042	43,081,868
73,085,634	Federal Home Loan Mortgage Corporation, Series 4504-CA	3.00%		04/15/2044	77,051,202
47,027,347	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	48,841,559
37,433,348	Federal Home Loan Mortgage Corporation, Series 4511-QC	3.00%		12/15/2040	38,953,636
83,813,302	Federal Home Loan Mortgage Corporation, Series 4527-CA	3.00%		02/15/2044	87,855,844
205,998,597	Federal Home Loan Mortgage Corporation, Series 4527-GA	3.00%		02/15/2044	216,450,884
195,225,108	Federal Home Loan Mortgage Corporation, Series 4533-AB	3.00%		06/15/2044	201,788,927
166,978,415	Federal Home Loan Mortgage Corporation, Series 4543-HG	2.70%		04/15/2044	171,558,532
98,456,000	Federal Home Loan Mortgage Corporation, Series 4588-DA	3.00%		02/15/2044	101,908,143
109,360,357	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	124,744,187
66,689,294	Federal National Mortgage Association, Pool AX9696	3.00%		07/01/2045	68,467,812
53,781,709	Federal National Mortgage Association, Pool MA2643	3.00%		06/01/2036	56,455,452
208,334,459	Federal National Mortgage Association, Pool MA2650	3.50%		06/01/2046	216,775,003
69,023,095	Federal National Mortgage Association, Pool AL8304	3.50%		03/01/2046	73,707,842
90,000,000	Federal National Mortgage Association, Pool AS7473	3.00%		07/01/2046	92,422,841
27,384,528	Federal National Mortgage Association, Pool AZ0576	3.50%		04/01/2042	28,756,564
198,283,896	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	206,243,513
25,563,810	Federal National Mortgage Association, Pool BC0785	3.50%		04/01/2046	27,315,585
41,060,613	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	42,166,022
1,339,546	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	1,503,858
2,141,142	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	2,428,220
1,345,289	Federal National Mortgage Association, Series 2003-117-KS	6.65%	#I/FI/O	08/25/2033	66,013
26,030,290	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	30,029,925
5,281,424	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	5,879,933
2,572,283	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	2,853,658
22,913,703	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	25,722,460
17,040,751	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	19,558,435
5,895,174	Federal National Mortgage Association, Series 2004-46-PJ	5.55%	#I/FI/O	03/25/2034	896,752
4,656,171	Federal National Mortgage Association, Series 2004-51-XP	7.25%	#I/FI/O	07/25/2034	1,013,133
5,000,000	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,930,625
2,576,220	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	2,699,006
411,694	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	445,433
1,363,766	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	1,468,567
11,834,019	Federal National Mortgage Association, Series 2005-87-SE	5.60%	#I/FI/O	10/25/2035	1,865,583
9,624,051	Federal National Mortgage Association, Series 2005-87-SG	6.25%	#I/FI/O	10/25/2035	1,776,324
7,807,989	Federal National Mortgage Association, Series 2006-101-SA	6.13%	#I/FI/O	10/25/2036	1,610,376
3,220,548	Federal National Mortgage Association, Series 2006-123-LI	5.87%	#I/FI/O	01/25/2037	665,951
2,881,309	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	3,118,946
13,741,546	Federal National Mortgage Association, Series 2006-56-SM	6.30%	#I/FI/O	07/25/2036	2,526,313
19,982,407	Federal National Mortgage Association, Series 2006-60-YI	6.12%	#I/FI/O	07/25/2036	3,814,292
1,962,877	Federal National Mortgage Association, Series 2006-93-SN	6.15%	#I/FI/O	10/25/2036	349,233
13,216,045	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	15,158,605
2,355,904	Federal National Mortgage Association, Series 2007-116-BI	5.80%	#I/FI/O	05/25/2037	407,996
12,517,584	Federal National Mortgage Association, Series 2007-14-PS	6.36%	#I/FI/O	03/25/2037	2,585,344
6,002,948	Federal National Mortgage Association, Series 2007-30-OI	5.99%	#I/FI/O	04/25/2037	1,271,498
1,517,920	Federal National Mortgage Association, Series 2007-30-SI	5.66%	#I/FI/O	04/25/2037	206,824
6,502,618	Federal National Mortgage Association, Series 2007-32-SG	5.65%	#I/FI/O	04/25/2037	1,146,127
5,435,691	Federal National Mortgage Association, Series 2007-57-SX	6.17%	#I/FI/O	10/25/2036	859,692
8,363,511	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	9,597,842
3,971,302	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	4,411,490
6,349,912	Federal National Mortgage Association, Series 2007-75-ID	5.42%	#I/FI/O	08/25/2037	1,245,543
2,200,080	Federal National Mortgage Association, Series 2007-9-SD	6.20%	#I/FI/O	03/25/2037	307,642
1,889,793	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	2,030,301
7,952,780	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	8,688,560
14,942,312	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	16,765,322
3,074,588	Federal National Mortgage Association, Series 2008-48-SD	5.55%	#I/FI/O	06/25/2037	410,034
3,488,380	Federal National Mortgage Association, Series 2008-53-LI	5.70%	#I/FI/O	07/25/2038	446,130
3,297,048	Federal National Mortgage Association, Series 2008-57-SE	5.55%	#I/FI/O	02/25/2037	406,352
1,976,510	Federal National Mortgage Association, Series 2008-5-MS	5.80%	#I/FI/O	02/25/2038	309,944
2,799,388	Federal National Mortgage Association, Series 2008-61-SC	5.55%	#I/FI/O	07/25/2038	394,593
3,144,097	Federal National Mortgage Association, Series 2008-62-SC	5.55%	#I/FI/O	07/25/2038	445,484
4,255,274	Federal National Mortgage Association, Series 2008-65-SA	5.55%	#I/FI/O	08/25/2038	653,825
4,236,921	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	4,693,105
13,649,751	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	14,499,024
3,723,753	Federal National Mortgage Association, Series 2009-111-SE	5.80%	#I/FI/O	01/25/2040	486,799
1,130,292	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	1,256,870
7,544,903	Federal National Mortgage Association, Series 2009-42-SI	5.55%	#I/FI/O	06/25/2039	979,183
4,280,834	Federal National Mortgage Association, Series 2009-42-SX	5.55%	#I/FI/O	06/25/2039	659,968
3,696,311	Federal National Mortgage Association, Series 2009-47-SA	5.65%	#I/FI/O	07/25/2039	471,511
1,582,653	Federal National Mortgage Association, Series 2009-48-WS	5.50%	#I/FI/O	07/25/2039	173,591
9,691,840	Federal National Mortgage Association, Series 2009-49-S	6.30%	#I/FI/O	07/25/2039	1,939,018
1,327,564	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	1,407,678
3,063,669	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	3,343,270
3,266,265	Federal National Mortgage Association, Series 2009-70-SA	5.35%	#I/FI/O	09/25/2039	353,970
9,900,930	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	10,831,043
5,293,261	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	5,620,068
20,976,877	Federal National Mortgage Association, Series 2009-85-ES	6.78%	#I/FI/O	01/25/2036	4,154,393
28,187,336	Federal National Mortgage Association, Series 2009-85-JS	6.30%	#I/FI/O	10/25/2039	6,475,846
5,032,526	Federal National Mortgage Association, Series 2009-90-IB	5.27%	#I/FI/O	04/25/2037	601,840
3,310,129	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	3,570,975
24,785,149	Federal National Mortgage Association, Series 2010-101-SA	4.03%	#I/FI/O	09/25/2040	3,626,147
14,224,905	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	15,505,975
42,680,805	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	46,028,683
9,372,037	Federal National Mortgage Association, Series 2010-10-SA	5.90%	#I/FI/O	02/25/2040	1,709,230
4,461,958	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	4,685,921
2,469,597	Federal National Mortgage Association, Series 2010-111-S	5.50%	#I/FI/O	10/25/2050	323,508
8,223,381	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	8,891,529
4,668,312	Federal National Mortgage Association, Series 2010-117-SA	4.05%	#I/FI/O	10/25/2040	482,083
6,867,224	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	7,402,016
45,646,868	Federal National Mortgage Association, Series 2010-121-SD	4.05%	#I/FI/O	10/25/2040	5,042,162
242,685	Federal National Mortgage Association, Series 2010-126-SU	49.98%	#I/F	11/25/2040	1,001,059
178,693	Federal National Mortgage Association, Series 2010-126-SX	13.63%	#I/F	11/25/2040	331,568
11,353,013	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	12,062,211
8,541,613	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	9,079,312
88,008	Federal National Mortgage Association, Series 2010-137-VS	13.63%	#I/F	12/25/2040	143,687
3,617,640	Federal National Mortgage Association, Series 2010-142-AV	4.00%		11/25/2029	3,647,653
19,212,760	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	21,312,972
24,049,653	Federal National Mortgage Association, Series 2010-148-SA	6.20%	#I/FI/O	01/25/2026	3,688,926
33,631,765	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	35,581,930
18,652,361	Federal National Mortgage Association, Series 2010-16-SA	5.00%	#I/FI/O	03/25/2040	2,403,588
3,761,870	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	4,310,334
3,227,668	Federal National Mortgage Association, Series 2010-21-KS	4.50%	#I/FI/O	03/25/2040	280,502
1,502,382	Federal National Mortgage Association, Series 2010-2-GS	6.00%	#I/FI/O	12/25/2049	160,961
4,300,613	Federal National Mortgage Association, Series 2010-2-MS	5.80%	#I/FI/O	02/25/2050	627,503
4,429,071	Federal National Mortgage Association, Series 2010-31-SA	4.55%	#I/FI/O	04/25/2040	419,543
11,820,102	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	12,364,616
8,834,671	Federal National Mortgage Association, Series 2010-34-PS	4.48%	#I/FI/O	04/25/2040	760,219
1,741,499	Federal National Mortgage Association, Series 2010-35-ES	6.00%	#I/FI/O	04/25/2040	256,239
2,556,785	Federal National Mortgage Association, Series 2010-35-SV	6.00%	#I/FI/O	04/25/2040	321,076
2,691,627	Federal National Mortgage Association, Series 2010-46-MS	4.50%	#I/FI/O	05/25/2040	237,165
21,046,105	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	22,512,110
4,576,750	Federal National Mortgage Association, Series 2010-4-SK	5.78%	#I/FI/O	02/25/2040	694,033
2,150,580	Federal National Mortgage Association, Series 2010-58-ES	11.31%	#I/F	06/25/2040	2,469,365
11,853,047	Federal National Mortgage Association, Series 2010-59-MS	5.32%	#I/FI/O	06/25/2040	2,124,551
21,099,174	Federal National Mortgage Association, Series 2010-59-PS	6.00%	#I/FI/O	03/25/2039	1,877,459
12,496,793	Federal National Mortgage Association, Series 2010-59-SC	4.55%	#I/FI/O	01/25/2040	1,364,134
2,270,212	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	2,452,720
1,365,322	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	1,492,967
14,413,298	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	16,186,093
41,407,181	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	45,922,709
11,930,363	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	12,447,759
38,239,409	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	43,438,378
8,827,669	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	9,620,128
17,655,301	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	19,240,216
20,154,790	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	21,472,648
2,351,202	Federal National Mortgage Association, Series 2010-90-SA	5.40%	#I/FI/O	08/25/2040	304,551
3,292,087	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	3,496,037
8,668,587	Federal National Mortgage Association, Series 2010-99-SG	22.72%	#I/F	09/25/2040	15,712,192
4,930,172	Federal National Mortgage Association, Series 2010-9-DS	4.85%	#I/FI/O	02/25/2040	686,895
33,751,321	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	35,914,524
520,021	Federal National Mortgage Association, Series 2011-110-LS	9.19%	#I/F	11/25/2041	751,212
18,141,175	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	19,261,568
8,394,341	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	9,690,424
10,142,225	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	11,164,604
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	35,210,337
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	32,220,372
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	42,273,322
2,171,387	Federal National Mortgage Association, Series 2011-17-SA	6.02%	#I/FI/O	03/25/2041	279,594
11,000,000	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	11,683,935
4,744,126	Federal National Mortgage Association, Series 2011-27-BS	8.09%	#I/F	04/25/2041	5,635,908
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	60,679,500
18,622,240	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	19,798,651
10,000,000	Federal National Mortgage Association, Series 2011-2-VD	4.00%		07/25/2027	10,095,684
61,662,365	Federal National Mortgage Association, Series 2011-32-X	4.00%		04/25/2041	64,939,276
10,736,886	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	11,405,781
30,883,051	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	33,924,766
8,184,070	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	8,735,812
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	9,287,115
24,040,342	Federal National Mortgage Association, Series 2011-39-ZD	4.00%		02/25/2041	25,792,366
8,662,684	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	9,209,039
15,174,957	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	16,681,106
18,405,294	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	20,327,083
26,334,520	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	29,432,028
7,406,897	Federal National Mortgage Association, Series 2011-48-SC	8.29%	#I/F	06/25/2041	7,879,073
18,638,468	Federal National Mortgage Association, Series 2011-58-SA	6.10%	#I/FI/O	07/25/2041	3,853,056
3,140,936	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	3,428,260
13,969,748	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	15,026,706
3,701,447	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	3,726,054
32,340,097	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	35,302,566
11,030,839	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	12,377,817
24,794,018	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	26,381,901
21,787,531	Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	22,814,229
24,756,362	Federal National Mortgage Association, Series 2011-99-CZ	4.50%		10/25/2041	29,609,128
114,070,451	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	130,767,308
11,778,180	Federal National Mortgage Association, Series 2012-104-Z	3.50%		09/25/2042	12,839,743
11,301,174	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	12,073,088
42,249,517	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	45,909,673
31,236,680	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	31,652,534
125,033,037	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	126,696,226
94,260,387	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	97,637,661
103,556,151	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	107,076,998
9,859,890	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	11,173,666
63,194,456	Federal National Mortgage Association, Series 2012-144-PT	4.32%	#	11/25/2049	67,974,655
10,105,818	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	11,400,171
23,095,749	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	26,790,329
17,452,731	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	19,031,752
53,323,641	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	61,011,044
43,843,883	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	49,413,459
15,959,415	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	16,006,183
31,499,775	Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	35,281,223
13,207,658	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	12,807,344
23,172,411	Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	25,646,114
32,285,239	Federal National Mortgage Association, Series 2012-96-VZ	3.50%		09/25/2042	34,896,359
58,385,042	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	63,997,199
84,881,332	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	89,173,594
24,187,612	Federal National Mortgage Association, Series 2013-130-ZE	3.00%		01/25/2044	24,200,577
21,732,422	Federal National Mortgage Association, Series 2013-133-ZT	3.00%		01/25/2039	21,936,976
11,573,912	Federal National Mortgage Association, Series 2013-36-Z	3.00%		04/25/2043	11,859,496
24,085,609	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	24,726,850
19,292,416	Federal National Mortgage Association, Series 2013-51-HS	4.86%	#I/F	04/25/2043	18,730,362
7,900,734	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	7,873,817
8,581,404	Federal National Mortgage Association, Series 2013-58-SC	5.32%	#I/F	06/25/2043	8,436,304
124,815,318	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	119,558,521
35,970,862	Federal National Mortgage Association, Series 2013-82-SH	5.60%	#I/FI/O	12/25/2042	5,960,188
24,898,274	Federal National Mortgage Association, Series 2013-8-Z	3.00%		02/25/2043	24,697,942
21,699,302	Federal National Mortgage Association, Series 2014-12-GZ	3.50%		03/25/2044	23,629,520
23,534,283	Federal National Mortgage Association, Series 2014-21-GZ	3.00%		04/25/2044	23,363,149
28,053,813	Federal National Mortgage Association, Series 2014-37-ZY	2.50%		07/25/2044	26,980,917
44,593,796	Federal National Mortgage Association, Series 2014-39-ZA	3.00%		07/25/2044	45,175,397
14,466,181	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	14,696,896
73,883,634	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	77,037,563
8,047,881	Federal National Mortgage Association, Series 2014-56-AD	3.00%		01/25/2040	8,173,117
53,447,274	Federal National Mortgage Association, Series 2014-60-EZ	3.00%		10/25/2044	55,090,697
37,727,679	Federal National Mortgage Association, Series 2014-61-ZV	3.00%		10/25/2044	37,642,758
31,815,761	Federal National Mortgage Association, Series 2014-64-NZ	3.00%		10/25/2044	31,552,046
147,775,607	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	153,695,261
11,202,911	Federal National Mortgage Association, Series 2014-67-DZ	3.00%		10/25/2044	11,304,499
142,919,089	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	148,820,790
35,813,915	Federal National Mortgage Association, Series 2014-68-MZ	3.00%		11/25/2044	35,738,771
25,493,095	Federal National Mortgage Association, Series 2014-6-Z	2.50%		02/25/2044	24,437,516
61,213,689	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	63,734,028
20,217,331	Federal National Mortgage Association, Series 2014-77-VZ	3.00%		11/25/2044	20,231,819
34,183,389	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	35,627,233
25,964,361	Federal National Mortgage Association, Series 2014-84-KZ	3.00%		12/25/2044	26,593,441
163,743,367	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	171,232,562
197,690,730	Federal National Mortgage Association, Series 2014-M11-1A	3.22%	#	08/25/2024	213,956,684
112,702,778	Federal National Mortgage Association, Series 2015-09-HA	3.00%		01/25/2045	118,367,760
55,963,917	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	58,844,995
136,223,611	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	142,809,778
25,693,604	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	26,925,442
80,145,615	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	84,425,567
21,525,497	Federal National Mortgage Association, Series 2015-63-KD	3.00%		07/25/2041	22,338,322
83,836,328	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	86,555,056
229,937,798	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	241,659,337
45,395,320	Federal National Mortgage Association, Series 2015-94-MA	3.00%		01/25/2046	46,586,035
73,669,288	Federal National Mortgage Association, Series 2016-02-JA	2.50%		02/25/2046	76,000,582
154,920,141	Federal National Mortgage Association, Series 2016-32-LA	3.00%		10/25/2044	162,853,818
11,891,000	Federal National Mortgage Association, Series 2016-K54-B	4.19%	#^	04/25/2048	11,490,535
16,297,277	Federal National Mortgage Association, Series 400-S4	5.00%	#I/FI/O	11/25/2039	2,092,189
141,549,363	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	145,648,487
23,372,351	Federal National Mortgage Association, Series 4249-CS	4.31%	#I/F	09/15/2043	23,407,998
17,330,287	Federal National Mortgage Association, Series 4355-ZX	4.00%		05/15/2044	19,756,721
24,177,225	Federal National Mortgage Association, Series 4447-YZ	4.00%		08/15/2043	27,820,549
276,772,644	Federal National Mortgage Association, Series 4573-CA	3.00%		11/15/2044	290,936,651
94,545,775	Federal National Mortgage Association, Series 4573-DA	3.00%		03/15/2045	99,399,169
196,691,294	Federal National Mortgage Association, Series 4582-HA	3.00%		09/15/2045	205,882,974
16,185,432	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	18,075,096
17,456,673	Federal National Mortgage Association Pass-Thru, Pool 735141	5.50%		01/01/2035	19,838,836
6,467,601	Federal National Mortgage Association Pass-Thru, Pool 735230	5.50%		02/01/2035	7,341,927
12,255,491	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	13,659,883
20,072,497	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	22,374,271
14,093,743	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	15,703,968
5,413,124	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	6,042,826
4,551,669	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	5,065,883
11,447,393	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	12,745,060
981,133	Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	1,016,718
518,043	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	574,934
2,356,268	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	2,623,243
6,471,753	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	7,421,373
11,575,636	Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%		06/01/2038	13,237,526
18,664,495	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	20,378,032
20,827,157	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	21,667,765
1,704,969	Federal National Mortgage Association Pass-Thru, Pool 929321	5.50%		03/01/2038	1,921,801
1,408,178	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	1,584,609
898,702	Federal National Mortgage Association Pass-Thru, Pool 961410	6.00%		01/01/2038	1,028,702
386,036	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	428,430
4,387,087	Federal National Mortgage Association Pass-Thru, Pool 982036	6.00%		05/01/2038	5,013,131
3,632,536	Federal National Mortgage Association Pass-Thru, Pool 985190	6.00%		08/01/2038	4,150,904
2,500,739	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	2,950,885
2,517,159	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	2,899,150
11,283,584	Federal National Mortgage Association Pass-Thru, Pool 995070	5.50%		08/01/2037	12,807,519
41,048,912	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	46,650,933
21,393,997	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	23,883,087
1,726,305	Federal National Mortgage Association Pass-Thru, Pool 995581	6.00%		01/01/2039	1,979,594
36,745,289	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	40,999,246
30,410,063	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	32,929,497
673,734	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	710,014
3,616,350	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	3,876,900
15,741,697	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	16,767,126
8,265,222	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	8,666,463
14,023,646	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	14,705,255
50,205,719	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	53,486,556
50,464,778	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	53,761,690
8,960,761	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	9,590,536
18,576,581	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	19,785,831
30,616,104	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	32,612,185
11,557,965	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	12,121,514
43,288,647	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	45,640,887
11,684,816	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%		09/01/2042	12,171,444
18,797,369	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	19,821,377
54,562,608	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	57,534,935
26,139,894	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	27,556,719
149,304,378	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	155,331,772
111,580,975	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	116,085,132
89,520,935	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	94,380,822
40,288,513	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	41,973,584
49,508,833	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%		02/01/2043	51,582,904
22,331,213	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	23,544,908
33,625,982	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	35,457,577
36,818,669	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	38,371,862
18,728,309	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	19,748,475
31,063,146	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	32,373,584
30,236,832	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	31,874,930
89,273,389	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	94,124,060
19,665,586	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	20,736,844
850,510	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	905,500
38,003,410	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	43,041,647
18,412,503	Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%		09/01/2036	20,913,728
1,253,827	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	1,376,798
1,865,692	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	2,075,987
1,341,480	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	1,497,729
12,772,928	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%		12/01/2040	13,862,256
2,058,617	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	2,170,522
12,788,547	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	13,410,719
2,926,221	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	3,169,582
14,903,604	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	15,915,250
1,042,317	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%		08/01/2041	1,091,345
8,321,981	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	8,720,888
2,367,750	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	2,481,824
4,220,899	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	4,423,327
13,687,012	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	14,350,056
7,382,739	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	7,735,501
2,616,706	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	2,744,846
42,238,133	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	44,289,021
9,622,282	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	10,088,260
1,921,637	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	2,015,632
50,651,013	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%		11/01/2041	54,555,285
27,034,943	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	28,118,125
5,315,685	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	5,573,239
50,192,149	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	53,470,309
13,229,424	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	13,873,995
9,968,414	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	10,455,266
11,139,415	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	11,683,176
13,390,466	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	14,044,109
2,186,000	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	2,308,177
11,023,969	Federal National Mortgage Association Pass-Thru, Pool AL1485	6.00%		01/01/2040	12,627,587
6,432,212	Federal National Mortgage Association Pass-Thru, Pool AL1548	6.00%		07/01/2039	7,375,732
12,039,839	Federal National Mortgage Association Pass-Thru, Pool AL1554	6.00%		01/01/2040	13,798,852
24,019,610	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	27,522,483
31,646,605	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	36,243,987
9,322,704	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%		03/01/2040	10,661,850
11,270,259	Federal National Mortgage Association Pass-Thru, Pool AL1793	6.00%		01/01/2041	12,899,230
110,821,537	Federal National Mortgage Association Pass-Thru, Pool AL3038	3.00%		01/01/2033	116,857,620
159,912,792	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	166,584,908
80,524,011	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	83,876,540
6,462,913	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	6,912,628
15,341,768	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%		10/01/2043	16,745,905
30,704,336	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%		09/01/2053	31,940,891
41,226,683	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%		06/01/2053	42,163,968
131,542,331	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%		04/01/2042	141,981,250
82,485,945	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%		10/01/2044	85,796,604
52,355,396	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%		02/01/2045	57,194,769
120,433,915	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%		06/01/2044	131,785,053
45,406,022	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	47,549,643
96,241,007	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	100,088,546
91,080,452	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	94,745,041
22,458,085	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%		12/01/2042	23,364,738
27,211,219	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%		04/01/2043	28,307,862
47,792,590	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%		03/01/2044	52,153,000
49,079,414	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%		03/01/2044	53,571,299
44,068,949	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%		05/01/2044	48,094,885
22,559,138	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%		06/01/2044	24,621,639
20,821,781	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%		07/01/2044	22,724,867
55,186,069	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%		08/01/2034	58,154,429
24,554,606	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%		10/01/2034	25,878,015
55,309,266	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%		10/01/2034	58,287,055
215,557,530	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%		12/01/2044	223,961,029
60,870,791	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%		12/01/2044	63,243,836
45,131,311	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%		01/01/2035	47,456,561
68,051,571	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%		01/01/2035	71,556,477
37,271,129	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%		01/01/2045	39,798,059
50,650,733	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%		01/01/2035	53,260,435
382,470,815	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%		03/01/2045	397,381,421
158,257,862	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	164,427,537
58,636,868	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%		04/01/2035	61,679,569
57,386,309	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%		04/01/2035	60,366,482
78,556,132	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%		04/01/2035	82,626,688
37,034,232	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%		05/01/2035	38,957,893
38,142,164	Federal National Mortgage Association Pass-Thru, Pool AS4882	3.00%		05/01/2035	40,123,330
108,508,934	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%		03/01/2045	112,739,149
39,475,683	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%		02/01/2045	40,512,890
20,949,665	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%		01/01/2045	21,491,963
19,525,320	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%		03/01/2045	20,040,614
4,081,625	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	4,454,016
51,899	Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	51,775
15,598,634	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	17,022,972
3,455,684	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	3,771,390
234,789	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	254,002
925,959	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	961,439
662,130	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	716,249
3,012,244	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	3,127,404
1,354,726	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	1,407,146
4,885,222	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	5,289,823
8,280,229	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	8,601,417
10,471,973	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	10,879,511
1,031,006	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	1,116,724
25,730,781	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	27,864,632
10,640,430	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	11,156,545
184,799,830	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	196,848,266
79,262,315	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	84,422,589
95,094,794	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	101,300,106
46,312,499	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	49,333,567
14,207,817	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	14,775,937
62,971,893	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	67,077,242
8,888,506	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	9,244,432
135,801,167	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	144,665,992
20,185,485	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	20,988,222
16,828,320	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	17,650,060
80,509,501	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	85,770,284
184,719,742	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	192,113,477
223,363,215	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	232,299,591
53,498,756	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	56,984,787
60,081,659	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	62,483,930
10,644,056	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	11,339,572
131,883,150	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	137,172,750
330,145,027	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	348,130,038
8,151,198	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	8,478,706
254,309,403	Federal National Mortgage Association Pass-Thru, Pool MA1275	3.00%		12/01/2032	268,154,806
34,844,701	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	36,742,614
137,239,152	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	144,711,165
84,492,947	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	89,095,353
149,429,239	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	157,569,761
18,765,643	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	19,787,170
122,477,944	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	130,234,326
54,900,387	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	57,046,801
41,920,692	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	43,561,172
72,166,382	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	76,715,072
164,636,306	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	171,090,671
135,056,159	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	138,606,586
134,038,235	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	137,557,524
13,322,889	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	14,430,668
6,583,000	Federal National Mortgage Association Pass-Thru, Pool K054	2.75%		01/25/2026	6,950,308
742,276,003	Federal National Mortgage Association Pass-Thru, Pool G08705	3.00%		05/01/2046	770,301,881
32,106,020	Federal National Mortgage Association Pass-Thru, Pool T69050	3.50%		05/01/2046	33,385,153
10,288,916	Government National Mortgage Association, Pool MA2511M	3.50%		01/20/2045	10,747,893
14,700,000	Government National Mortgage Association, Series 2003-67-SP	6.65%	#I/FI/O	08/20/2033	4,064,698
9,053,306	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	10,174,994
4,217,096	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	4,808,024
3,025,702	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	3,159,664
9,244,889	Government National Mortgage Association, Series 2004-83-CS	5.63%	#I/FI/O	10/20/2034	1,643,949
2,395,428	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	2,667,327
22,947,339	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	25,903,936
917,768	Government National Mortgage Association, Series 2006-24-CX	36.68%	#I/F	05/20/2036	2,410,356
12,745,641	Government National Mortgage Association, Series 2007-26-SJ	4.24%	#I/FI/O	04/20/2037	1,261,142
7,636,816	Government National Mortgage Association, Series 2008-2-SM	6.06%	#I/FI/O	01/16/2038	1,459,592
12,618,306	Government National Mortgage Association, Series 2008-42-AI	7.25%	#I/FI/O	05/16/2038	3,344,621
5,731,144	Government National Mortgage Association, Series 2008-43-SH	5.89%	#I/FI/O	05/20/2038	1,142,890
6,643,829	Government National Mortgage Association, Series 2008-51-SC	5.80%	#I/FI/O	06/20/2038	1,194,760
4,223,833	Government National Mortgage Association, Series 2008-51-SE	5.81%	#I/FI/O	06/16/2038	789,523
2,545,680	Government National Mortgage Association, Series 2008-82-SM	5.60%	#I/FI/O	09/20/2038	452,406
4,647,680	Government National Mortgage Association, Series 2008-83-SD	6.12%	#I/FI/O	11/16/2036	1,005,263
16,128,737	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	17,869,297
8,773,928	Government National Mortgage Association, Series 2009-10-NS	6.21%	#I/FI/O	02/16/2039	1,899,021
3,929,729	Government National Mortgage Association, Series 2009-24-SN	5.65%	#I/FI/O	09/20/2038	511,526
10,449,566	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	11,519,094
59,785,167	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	65,858,384
6,706	Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	9,119
6,677,056	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	7,484,770
1,611,001	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	1,719,252
5,564,110	Government National Mortgage Association, Series 2009-69-TS	5.76%	#I/FI/O	04/16/2039	713,603
9,250,472	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	10,060,304
7,171,653	Government National Mortgage Association, Series 2009-87-IG	6.29%	#I/FI/O	03/20/2037	1,081,075
50,977,877	Government National Mortgage Association, Series 2010-106-PS	5.60%	#I/FI/O	03/20/2040	7,452,471
13,354,746	Government National Mortgage Association, Series 2010-1-SA	5.31%	#I/FI/O	01/16/2040	1,887,736
3,410,066	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	3,853,960
123,337,215	Government National Mortgage Association, Series 2010-26-QS	5.80%	#I/FI/O	02/20/2040	20,527,999
10,675,608	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	12,005,855
10,671,078	Government National Mortgage Association, Series 2010-42-ES	5.23%	#I/FI/O	04/20/2040	1,508,201
3,257,423	Government National Mortgage Association, Series 2010-61-AS	6.10%	#I/FI/O	09/20/2039	482,593
32,088,254	Government National Mortgage Association, Series 2010-62-SB	5.30%	#I/FI/O	05/20/2040	4,510,710
9,256,563	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	10,650,269
55,800,237	Government National Mortgage Association, Series 2010-9-XD	6.16%	#I/FI/O	01/16/2040	8,883,694
7,833,334	Government National Mortgage Association, Series 2011-18-SN	8.60%	#I/F	12/20/2040	9,420,649
8,333,334	Government National Mortgage Association, Series 2011-18-YS	8.60%	#I/F	12/20/2040	10,021,279
8,673,719	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	9,504,466
5,660,292	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	5,360,544
45,932,642	Government National Mortgage Association, Series 2011-69-SB	4.90%	#I/FI/O	05/20/2041	5,974,927
26,219,174	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	29,096,335
16,998,438	Government National Mortgage Association, Series 2011-72-AS	4.93%	#I/FI/O	05/20/2041	2,302,867
3,270,088	Government National Mortgage Association, Series 2011-72-DO	0.00%	P/O	03/16/2033	3,264,981
12,518,576	Government National Mortgage Association, Series 2011-72-SK	5.70%	#I/FI/O	05/20/2041	1,980,531
10,733,945	Government National Mortgage Association, Series 2012-105-SE	5.75%	#I/FI/O	01/20/2041	782,219
21,270,753	Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	21,722,172
45,254,166	Government National Mortgage Association, Series 2013-116-LS	5.70%	#I/FI/O	08/20/2043	7,020,211
39,520,566	Government National Mortgage Association, Series 2013-136-CS	5.76%	#I/FI/O	09/16/2043	7,958,699
18,095,229	Government National Mortgage Association, Series 2013-182-WZ	2.50%		12/20/2043	17,583,317
55,779,484	Government National Mortgage Association, Series 2013-182-ZW	2.50%		12/20/2043	54,003,566
30,806,588	Government National Mortgage Association, Series 2013-186-SG	5.81%	#I/FI/O	02/16/2043	4,300,877
30,210,441	Government National Mortgage Association, Series 2013-26-MS	5.80%	#I/FI/O	02/20/2043	4,605,425
53,930,899	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	55,896,917
60,860,563	Government National Mortgage Association, Series 2014-163-PS	5.15%	#I/FI/O	11/20/2044	8,208,082
63,033,750	Government National Mortgage Association, Series 2014-167-SA	5.15%	#I/FI/O	11/20/2044	8,835,472
88,052,739	Government National Mortgage Association, Series 2014-21-SE	5.10%	#I/FI/O	02/20/2044	13,750,096
51,474,194	Government National Mortgage Association, Series 2014-39-SK	5.75%	#I/FI/O	03/20/2044	8,753,609
41,202,003	Government National Mortgage Association, Series 2014-59-DS	5.81%	#I/FI/O	04/16/2044	7,850,844

Total US Government / Agency Mortgage Backed Obligations (Cost $28,428,111,784)					30,159,156,028

US Government and Agency Obligations - 3.6%
59,900,000	Tennessee Valley Authority	4.25%		09/15/2065	70,603,052
1,325,000,000	United States Treasury Notes	1.63%		11/15/2022	1,356,882,150
700,000,000	United States Treasury Notes	2.00%		02/15/2023	733,537,000

Total US Government and Agency Obligations (Cost $2,066,031,004)					2,161,022,202

Short Term Investments - 12.8%
256,610,418	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		256,610,418
233,000,000	Federal Home Loan Banks	0.40%		07/29/2016	233,021,669
100,000,000	Federal Home Loan Banks	0.50%		08/19/2016	100,029,600
183,605,000	Federal Home Loan Banks	0.50%		09/28/2016	183,680,095
200,000,000	Federal Home Loan Banks	0.50%		09/30/2016	200,081,200
100,000,000	Federal Home Loan Banks	0.45%		10/07/2016	100,026,200
173,510,000	Federal Home Loan Banks	5.13%		10/19/2016	175,975,230
145,000,000	Federal Home Loan Banks	0.46%		10/25/2016	145,030,305
100,000,000	Federal Home Loan Banks	0.40%		10/28/2016	100,025,300
100,000,000	Federal Home Loan Banks	0.45%		11/16/2016	100,004,600
195,000,000	Federal Home Loan Banks	0.63%		11/23/2016	195,108,420
100,000,000	Federal Home Loan Banks	0.55%		11/25/2016	100,009,700
175,000,000	Federal Home Loan Banks	4.75%		12/16/2016	178,400,075
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/01/2016	100,000,000
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/06/2016	99,997,800
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/19/2016	99,992,000
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/22/2016	99,990,700
165,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/25/2016	164,982,345
250,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/27/2016	249,971,000
200,000,000	Federal Home Loan Bank Discount Notes	0.00%		08/26/2016	199,925,400
200,000,000	Federal Home Loan Bank Discount Notes	0.00%		08/30/2016	199,920,000
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		09/06/2016	99,949,800
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		09/07/2016	99,949,000
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		09/16/2016	99,942,200
150,000,000	Federal Home Loan Bank Discount Notes	0.00%		09/27/2016	149,901,000
136,850,000	Federal Home Loan Bank Discount Notes	0.00%		10/12/2016	136,713,014
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		10/14/2016	99,897,900
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		10/21/2016	99,891,100
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		10/25/2016	99,887,200
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		11/21/2016	99,853,000
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		11/23/2016	99,851,000
125,000,000	Federal Home Loan Bank Discount Notes	0.00%		12/01/2016	124,792,750
150,000,000	Federal Home Loan Bank Discount Notes	0.00%		12/12/2016	149,733,450
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		12/20/2016	99,813,700
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/17/2017	99,772,200
200,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/23/2017	199,530,800
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/26/2017	99,762,000
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/13/2016	99,994,700
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/20/2016	99,991,600
200,000,000	Federal Home Loan Bank Discount Notes	0.00%		08/22/2016	199,930,600
150,000,000	Federal Home Loan Bank Discount Notes	0.00%		09/14/2016	149,915,550
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		10/26/2016	99,886,200
250,000,000	Federal Home Loan Bank Discount Notes	0.00%		11/16/2016	249,645,500
166,133,000	Federal Home Loan Mortgage Corporation	2.00%		08/25/2016	166,523,911
250,000,000	Federal Home Loan Mortgage Corporation	0.50%		01/27/2017	250,046,750
70,000,000	Federal Home Loan Mortgage Corporation	1.00%		03/08/2017	70,229,390
220,000,000	Federal National Mortgage Association	5.00%		02/13/2017	226,111,380
256,610,418	Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		256,610,418
256,610,418	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿		256,610,418
250,000,000	United States Treasury Bill	0.00%		10/27/2016	249,802,750
250,000,000	United States Treasury Bill	0.00%		03/30/2017	249,259,250

Total Short Term Investments (Cost $7,763,458,014)					7,766,580,588

Total Investments - 100.5% (Cost $60,273,956,031)					61,099,156,434
Liabilities in Excess of Other Assets - (0.5)%					(306,241,762)

NET ASSETS - 100.0%					$60,792,914,672

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $10,572,432,513 or 17.4% of net assets.

¥	Illiquid security. At June 30, 2016, the value of these securities amounted to $721,051,839 or 1.2% of net assets.

#	Variable rate security. Rate disclosed as of June 30, 2016.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

P/O	Principal only security

¿	Seven-day yield as of June 30, 2016

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$60,511,759,091

Gross Tax Unrealized Appreciation	1,752,964,677
Gross Tax Unrealized Depreciation	(1,165,567,334)

Net Tax Unrealized Appreciation (Depreciation)	$587,397,343

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	49.5%
Non-Agency Residential Collateralized Mortgage Obligations	20.4%
Short Term Investments	12.8%
Non-Agency Commercial Mortgage Backed Obligations	7.2%
Collateralized Loan Obligations	4.5%
US Government and Agency Obligations	3.6%
Asset Backed Obligations	2.5%
Other Assets and Liabilities	(0.5)%

100.0%

DoubleLine Core Fixed Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.8%
2,247,635	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	2,259,810
6,575,777	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	6,540,847
5,000,000	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	4,914,539
14,812,500	DB Master Finance LLC, Series 2015-1A-A2I	3.26%	^	02/20/2045	14,989,930
9,875,000	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	10,162,168
9,595,142	Hero Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	9,844,856
5,663,510	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	5,628,057
14,642,593	NP SPE II LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	14,840,869
14,000,000	OneMain Financial Issuance Trust, Series 2015-1A-A	3.19%	^	03/18/2026	14,161,680
9,467,066	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	9,296,952
9,460,178	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	9,596,041
15,304,000	Springfield Funding Trust, Series 2015-AA-A	3.16%	^	11/15/2024	15,403,444
2,500,000	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	2,505,078
7,000,000	Westlake Automobile Receivables Trust, Series 2016-1A-B	2.68%	^	09/15/2021	7,074,277

Total Asset Backed Obligations (Cost $125,966,876)					127,218,548

Bank Loans - 2.3%
1,806,254	Acadia Healthcare Company, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.50%	#	02/16/2023	1,792,328
1,315,000	Advancepierre Foods, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	06/02/2023	1,313,356
1,561,671	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	4.50%	#	08/25/2021	1,562,373
1,802,633	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/28/2022	1,803,084
1,873,329	Allied Security Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/12/2021	1,868,646
1,812,158	American Renal Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	08/20/2019	1,810,464
415,000	Americold Realty Trust, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	12/01/2022	417,594
1,747,176	Ardagh Packaging Finance, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	12/17/2019	1,747,176
783,000	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	08/04/2022	773,800
955,956	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B1	5.00%	#	05/24/2019	952,772
1,825,600	Avago Technologies Finance Ltd., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/01/2023	1,830,027
2,000,000	Avantor Performance Materials Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	06/21/2022	1,988,750
1,811,300	B&G Foods, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/02/2022	1,818,093
1,808,715	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/16/2021	1,817,080
1,750,227	Beacon Roofing Supply, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	10/03/2022	1,752,782
1,605,026	Berry Plastics Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche H	3.75%	#	10/03/2022	1,594,883
1,849,665	Burger King Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	12/10/2021	1,849,665
1,814,833	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	1,820,241
1,315,000	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	06/07/2023	1,301,850
1,835,400	Charter Communications Operating LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	3.50%	#	01/24/2023	1,839,704
655,358	CHG Healthcare Term Loan, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/07/2023	656,383
1,775,000	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	10/11/2022	1,781,212
1,826,479	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	07/03/2020	1,806,388
1,812,156	Dealer Tire LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	12/22/2021	1,821,217
1,827,000	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	06/02/2023	1,822,999
1,850,967	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	04/29/2020	1,847,784
1,823,461	Dollar Tree, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	07/06/2022	1,826,497
1,576,000	EFS Cogen Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	06/28/2023	1,581,910
1,800,878	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/23/2022	1,807,631
1,797,081	Emerald Expositions Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	1,794,278
1,880,837	Endo Luxembourg Finance I Company S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	09/26/2022	1,854,505
1,056,000	Energy Transfer Partners LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	12/02/2019	1,023,190
1,802,370	Ensemble S Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	09/16/2022	1,784,346
1,861,298	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.50%	#	10/28/2022	1,862,927
618,061	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.75%	#	04/15/2021	575,761
1,170,000	Ferrara Candy Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	06/15/2023	1,170,731
1,870,667	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/20/2020	1,863,063
1,927,835	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.45%	#	03/24/2021	1,924,626
1,766,067	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	6.25%	#	06/27/2020	1,755,771
1,765,000	Galleria Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/26/2023	1,766,094
1,138,000	Global Payments, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.96%	#	04/21/2023	1,147,104
1,500,000	GTCR Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B	7.00%	#	06/16/2023	1,433,910
1,403,944	Guggenheim Partners Investment Management Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/22/2020	1,403,727
1,768,292	Hostess Brands LLC, Senior Secured 1st Lien Term Loan	4.50%	#	08/03/2022	1,769,618
1,790,513	Huntsman International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	04/03/2023	1,794,425
1,757,608	Jeld-Wen, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/30/2022	1,756,510
1,849,365	Kar Auction Services Term Loan, Tranche B3	4.25%	#	03/09/2023	1,857,835
935,000	Keurig Green Mountain, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	03/03/2023	937,337
1,832,195	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	08/26/2022	1,810,273
536,572	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	538,361
1,255,578	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	1,259,765
1,865,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BII	3.50%	#	05/31/2022	1,861,037
1,876,106	Life Time Fitness, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/10/2022	1,833,893
1,863,273	Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	08/14/2020	1,866,767
1,805,313	Match Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	11/16/2022	1,818,103
1,278,000	McGraw Hill Financial, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	05/04/2022	1,278,319
1,858,343	MGM Growth Properties, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/25/2023	1,864,735
1,779,515	MGOC, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	07/31/2020	1,780,628
1,752,521	Michaels Stores, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	01/28/2020	1,755,535
1,290,483	Microsemi Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/17/2023	1,289,947
519,206	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	483,295
1,822,000	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	06/07/2023	1,829,288
1,821,447	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/12/2021	1,773,634
1,862,000	NBTY, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	05/05/2023	1,850,698
1,812,603	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	03/31/2021	1,806,948
1,819,540	NXP B.V., Guranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/07/2020	1,825,653
1,802,000	ON Semiconductor Corporation, Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	03/31/2023	1,812,325
1,792,370	Party City Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/19/2022	1,783,408
1,850,582	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/18/2022	1,835,546
1,606,925	Pinnacle Foods Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	3.75%	#	01/31/2023	1,616,856
1,976,429	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	02/02/2022	1,966,547
1,766,136	PolyOne Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	11/11/2022	1,766,136
1,791,000	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	11/04/2022	1,794,475
1,801,935	Protection One, Inc., Senior Secured 1st Lien Term Loan	4.75%	#	07/01/2021	1,806,665
1,844,671	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	11/30/2018	1,847,346
1,920,000	Samsonite International S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	05/12/2023	1,931,760
1,836,634	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	1,813,905
1,791,672	Serta Simmons Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	10/01/2019	1,792,415
1,795,000	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	6.50%	#	02/06/2023	1,791,634
745,372	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/31/2021	738,854
755,272	Southeast PowerGen LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	12/02/2021	730,726
1,816,999	Spin Holdco, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/14/2019	1,785,956
1,781,297	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	07/18/2022	1,774,618
1,783,619	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.25%	#	11/03/2020	1,779,160
1,815,000	The Hertz Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	06/30/2023	1,816,134
1,825,962	T-Mobile USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	11/09/2022	1,834,243
563,158	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	3.75%	#	06/09/2023	556,000
506,842	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F-DD	3.75%	#	06/09/2023	500,400
1,852,098	TransUnion LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	04/09/2021	1,832,716
1,835,917	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/24/2020	1,834,769
1,842,545	Univar, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/01/2022	1,819,513
1,796,589	Univision Communications Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	1,787,983
1,631,800	US Renal Care, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	12/30/2022	1,631,808
1,636,775	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan	4.75%	#	07/28/2022	1,583,580
1,828,000	Vertafore Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/30/2023	1,824,006
1,840,000	Virgin Media Investment Holdings Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	3.65%	#	06/30/2023	1,797,873
1,596,000	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#	02/13/2023	1,609,965
825,053	Yankee Cable Acquisition LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/28/2020	825,568
1,722,347	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	10/01/2021	1,524,277
1,817,000	YUM! BRANDS, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.19%	#	06/06/2023	1,821,543

Total Bank Loans (Cost $159,624,979)					159,578,036

Collateralized Loan Obligations - 3.6%
875,000	Adams Mill Ltd., Series 2014-1A-D1	4.13%	#^	07/15/2026	728,712
1,000,000	Adams Mill Ltd., Series 2014-1A-E1	5.63%	#^	07/15/2026	696,942
2,000,000	ALM LLC, Series 2016-19A-C	4.98%	#^	07/15/2028	1,998,039
1,880,000	ALM Ltd., Series 2014-11A-C	4.13%	#^	10/17/2026	1,740,302
2,700,000	ALM XIX LLC, Series 2016-19A-B	3.63%	#^	07/15/2028	2,693,484
2,000,000	Apidos Ltd., Series 2007-5A-B	1.33%	#^	04/15/2021	1,937,483
2,000,000	Apidos Ltd., Series 2013-16A-A1	2.08%	#^	01/19/2025	1,995,096
2,950,000	Apidos Ltd., Series 2013-16A-B	3.43%	#^	01/19/2025	2,874,315
2,000,000	Apidos Ltd., Series 2014-18A-C	4.29%	#^	07/22/2026	1,870,702
1,000,000	Apidos Ltd., Series 2014-18A-D	5.84%	#^	07/22/2026	821,368
1,000,000	Apidos Ltd., Series 2014-19A-D	4.38%	#^	10/17/2026	939,462
1,500,000	Apidos Ltd., Series 2015-20A-B	3.83%	#^	01/16/2027	1,485,312
1,500,000	Apidos Ltd., Series 2015-20A-C	4.33%	#^	01/16/2027	1,414,620
2,250,000	Apidos Ltd., Series 2015-21A-C	4.18%	#^	07/18/2027	2,064,375
2,000,000	ARES Ltd., Series 2013-1A-D	4.38%	#^	04/15/2025	1,800,255
1,800,815	ARES Ltd., Series 2014-30A-A2	1.48%	#^	04/20/2023	1,788,970
5,000,000	Babson Ltd., Series 2007-1A-B1	1.18%	#^	01/18/2021	4,895,595
1,500,000	Babson Ltd., Series 2012-1A-C	4.63%	#^	04/15/2022	1,479,876
2,000,000	Babson Ltd., Series 2012-2A-CR	4.23%	#^	05/15/2023	1,874,073
1,000,000	Babson Ltd., Series 2014-3A-D2	5.03%	#^	01/15/2026	919,349
2,750,000	Babson Ltd., Series 2015-1A-D1	4.08%	#^	04/20/2027	2,435,778
5,000,000	Babson Ltd., Series 2015-2A-D	4.43%	#^	07/20/2027	4,679,178
2,500,000	Betony Ltd., Series 2015-1A-C	3.78%	#^	04/15/2027	2,452,947
3,000,000	Betony Ltd., Series 2015-1A-D	4.23%	#^	04/15/2027	2,669,772
1,000,000	Birchwood Park Ltd., Series 2014-1A-C2	3.78%	#^	07/15/2026	979,961
1,000,000	Birchwood Park Ltd., Series 2014-1A-D2	4.83%	#^	07/15/2026	935,628
1,000,000	Birchwood Park Ltd., Series 2014-1A-E2	7.03%	#^	07/15/2026	827,908
1,500,000	BlueMountain Ltd., Series 2012-1A-E	6.13%	#^	07/20/2023	1,388,394
5,000,000	BlueMountain Ltd., Series 2015-2A-D	4.18%	#^	07/19/2027	4,454,094
2,000,000	BlueMountain Ltd., Series 2015-2A-E	5.98%	#^	07/19/2027	1,660,923
4,000,000	BlueMountain Ltd., Series 2015-3A-B	3.73%	#^	10/20/2027	3,944,173
4,000,000	BlueMountain Ltd., Series 2015-3A-C	4.18%	#^	10/20/2027	3,672,033
5,000,000	BlueMountain Ltd., Series 2015-4A-C	3.66%	#^	01/20/2027	4,943,988
4,000,000	BlueMountain Ltd., Series 2015-4A-D1	5.06%	#^	01/20/2027	3,949,032
1,250,000	Brookside Mill Ltd., Series 2013-1A-C1	3.33%	#^	04/17/2025	1,197,199
2,250,000	Brookside Mill Ltd., Series 2013-1A-D	3.68%	#^	04/17/2025	1,872,799
1,250,000	Brookside Mill Ltd., Series 2013-1A-E	5.03%	#^	04/17/2025	820,592
2,500,000	Canyon Capital Ltd., Series 2012-1A-C	3.43%	#^	01/15/2024	2,408,434
5,000,000	Canyon Capital Ltd., Series 2014-1A-B	3.29%	#^	04/30/2025	4,735,391
2,750,000	Canyon Capital Ltd., Series 2014-1A-C	3.89%	#^	04/30/2025	2,414,073
1,250,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	3.78%	#^	07/27/2026	1,235,736
2,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.83%	#^	07/27/2026	1,932,323
177,065	Carlyle High Yield Partners Ltd., Series 2006-8A-A2A	0.89%	#^	05/21/2021	176,413
4,165,007	Carlyle High Yield Partners Ltd., Series 2007-10-A1	0.86%	#^	04/19/2022	4,070,505
2,500,000	Catamaran Ltd., Series 2015-1A-C1	3.74%	#^	04/22/2027	2,424,981
2,000,000	Cent Ltd., Series 2013-18A-D	4.09%	#^	07/23/2025	1,800,685
1,500,000	Cent Ltd., Series 2013-18A-E	5.24%	#^	07/23/2025	1,178,789
1,000,000	Cent Ltd., Series 2014-22A-C	4.38%	#^	11/07/2026	855,000
2,000,000	Dorchester Park Ltd., Series 2015-1A-C	3.83%	#^	01/20/2027	1,981,236
1,000,000	Dorchester Park Ltd., Series 2015-1A-D	4.18%	#^	01/20/2027	927,554
500,000	Dryden Leveraged Loan, Series 2006-11A-C1	2.23%	#^	04/12/2020	500,000
2,000,000	Dryden Senior Loan Fund, Series 2013-28A-B1L	3.83%	#^	08/15/2025	1,748,160
2,000,000	Dryden Senior Loan Fund, Series 2014-33A-B	2.63%	#^	07/15/2026	1,982,605
2,000,000	Eaton Vance Ltd., Series 2006-8A-B	1.28%	#^	08/15/2022	1,872,001
1,000,000	Emerson Park Ltd., Series 2013-1A-C1	3.38%	#^	07/15/2025	987,157
2,000,000	Flatiron Ltd., Series 2014-1A-C	3.93%	#^	07/17/2026	1,710,329
2,000,000	Four Corners Ltd., Series 2006-3A-D	2.14%	#^	07/22/2020	1,931,142
1,000,000	Galaxy Ltd., Series 2013-15A-C	3.23%	#^	04/15/2025	973,431
1,000,000	Galaxy Ltd., Series 2013-15A-D	4.03%	#^	04/15/2025	910,385
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.83%	#^	04/17/2022	1,984,803
3,750,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-D	3.98%	#^	07/20/2027	3,426,562
740,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	3.34%	#^	08/01/2025	710,401
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	4.29%	#^	10/22/2025	1,213,707
2,000,000	ING Ltd., Series 2013-3A-A1	2.24%	#	08/01/2020	1,972,094
2,000,000	ING Ltd., Series 2013-3A-B	3.33%	#^	01/18/2026	1,918,831
2,000,000	Inwood Park Ltd., Series 2006-1A-B	1.02%	#^	01/20/2021	1,965,525
2,000,000	Jamestown Ltd., Series 2015-6A-A1A	2.24%	#^	02/20/2027	1,982,939
2,000,000	LCM LP, Series 11A-D2	4.58%	#^	04/19/2022	1,921,677
1,000,000	LCM LP, Series 12A-E	6.38%	#^	10/19/2022	947,452
2,850,000	LCM LP, Series 14A-D	4.13%	#^	07/15/2025	2,562,567
2,500,000	LCM LP, Series 15A-C	3.76%	#^	08/25/2024	2,496,796
1,000,000	LCM LP, Series 16A-D	4.23%	#^	07/15/2026	897,213
2,000,000	LCM LP, Series 19A-D	4.08%	#^	07/15/2027	1,742,331
5,000,000	Madison Park Funding Ltd., Series 2007-4A-A1B	0.95%	#^	03/22/2021	4,846,250
5,000,000	Madison Park Funding Ltd., Series 2007-4A-B	1.02%	#^	03/22/2021	4,715,175
1,000,000	Madison Park Funding Ltd., Series 2007-4A-D	2.08%	#^	03/22/2021	947,489
2,750,000	Madison Park Funding Ltd., Series 2007-6A-C	1.64%	#^	07/26/2021	2,578,162
1,000,000	Madison Park Funding Ltd., Series 2014-13A-D	3.98%	#^	01/19/2025	922,109
1,000,000	Madison Park Funding Ltd., Series 2014-13X-E	5.63%	#	01/19/2025	807,139
4,750,000	Madison Park Funding Ltd., Series 2014-14A-D	4.23%	#^	07/20/2026	4,434,106
750,000	Madison Park Funding Ltd., Series 2014-14A-E	5.38%	#^	07/20/2026	598,448
2,000,000	Madison Park Funding Ltd., Series 2014-15A-C	4.33%	#^	01/27/2026	1,895,000
3,000,000	Madison Park Funding Ltd., Series 2015-16A-B	3.63%	#^	04/20/2026	2,942,101
5,000,000	Madison Park Funding Ltd., Series 2015-18A-D2	4.58%	#^	10/21/2026	4,749,362
1,500,000	Magnetite Ltd., Series 2012-7A-D	5.88%	#^	01/15/2025	1,249,172
2,000,000	Magnetite Ltd., Series 2014-11A-C	4.23%	#^	01/18/2027	1,860,415
1,500,000	Magnetite Ltd., Series 2014-8A-C	3.73%	#^	04/15/2026	1,479,011
1,000,000	Nautique Funding Ltd., Series 2006-1A-C	2.33%	#^	04/15/2020	961,849
1,500,000	Nomad Ltd., Series 2013-1A-B	3.58%	#^	01/15/2025	1,457,391
1,500,000	Nomad Ltd., Series 2013-1A-C	4.13%	#^	01/15/2025	1,353,365
1,000,000	North End Ltd., Series 2013-1A-D	4.13%	#^	07/17/2025	867,170
2,000,000	OCP Ltd., Series 2013-3A-B	3.38%	#^	01/17/2025	1,941,890
2,000,000	Octagon Investment Partners Ltd., 2014-1A-D	4.28%	#^	08/12/2026	1,865,633
3,500,000	Octagon Investment Partners Ltd., 2016-1A-C	3.66%	#^	07/15/2027	3,502,947
10,000,000	Octagon Investment Partners Ltd., 2016-1A-D	5.41%	#^	07/15/2027	10,008,316
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	3.98%	#^	07/17/2025	1,762,848
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-E	5.13%	#^	07/17/2025	1,521,623
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	4.14%	#^	11/25/2025	995,466
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D2	5.22%	#^	11/25/2025	948,356
10,000,000	OZLM Funding Ltd., Series 2013-3A-A1	1.97%	#^	01/22/2025	9,965,607
1,500,000	OZLM Ltd., Series 2015-11A-A2A	2.89%	#^	01/30/2027	1,478,689
1,000,000	Race Point Ltd., Series 2013-8A-B	2.54%	#^	02/20/2025	983,113
3,000,000	Symphony Ltd., Series 2013-11A-B1	2.83%	#^	01/17/2025	3,001,436
3,000,000	Symphony Ltd., Series 2013-11A-C	3.78%	#^	01/17/2025	2,980,811
5,000,000	TCI-Flatiron Ltd., Series 2016-1A-C	3.71%	#^	07/17/2028	5,000,000
1,000,000	Thacher Park Ltd., Series 2014-1A-C	3.68%	#^	10/20/2026	982,537
1,000,000	Thacher Park Ltd., Series 2014-1A-D1	4.16%	#^	10/20/2026	893,108
2,000,000	THL Credit Wind River Ltd., Series 2016-1	5.37%	#^	07/15/2028	1,915,244
4,100,000	THL Credit Wind River Ltd., Series 2016-1	3.92%	#^	07/15/2028	4,092,868
1,900,000	Venture Ltd., Series 2006-1A-B	1.28%	#^	08/03/2020	1,800,702
500,000	Venture Ltd., Series 2012-10A-C	3.88%	#^	07/20/2022	500,706
2,000,000	Venture Ltd., Series 2012-10A-D	4.83%	#^	07/20/2022	1,918,754
5,000,000	Venture Ltd., Series 2013-15A-C	3.73%	#^	07/15/2025	4,975,000
2,500,000	Venture Ltd., Series 2014-17A-C	3.48%	#^	07/15/2026	2,399,571
1,500,000	WG Horizons, Series 2006-1A-C	2.37%	#^	05/24/2019	1,460,001
3,000,000	Wind River Ltd., Series 2013-1A-C	4.03%	#^	04/20/2025	2,720,797

Total Collateralized Loan Obligations (Cost $261,066,261)					251,681,694

Foreign Corporate Bonds - 12.2%
4,900,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	5,120,500
5,400,000	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	5,643,000
11,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	10,958,354
6,200,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	6,510,000
2,900,000	Aeropuerto Internacional de Tocumen S.A.	5.63%	^	05/18/2036	2,914,500
500,000	Aeropuertos Dominicanos	9.75%	#^	11/13/2019	534,750
1,800,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	1,925,100
6,200,000	AES Andres B.V.	7.95%	^	05/11/2026	6,471,250
2,000,000	AES El Salvador Trust	6.75%		03/28/2023	1,730,000
3,500,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	3,638,250
3,500,000	Agromercantil Senior Trust	6.25%		04/10/2019	3,638,250
1,700,000	Ajecorp B.V.	6.50%		05/14/2022	701,250
9,980,000	AstraZeneca PLC	2.38%		11/16/2020	10,255,638
10,835,000	Australia and New Zealand Banking Group Ltd.	4.88%	^	01/12/2021	12,232,791
4,700,000	Avianca Holdings S.A.	8.38%		05/10/2020	3,830,970
2,600,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	2,119,260
4,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	4,176,832
300,000	B Communications Ltd.	7.38%	^	02/15/2021	322,500
5,883,000	Banco Continental SAECA	8.88%		10/15/2017	5,993,306
600,000	Banco de Bogota S.A.	5.38%		02/19/2023	609,000
4,000,000	Banco de Bogota S.A.	6.25%	^	05/12/2026	4,080,000
700,000	Banco de Bogota S.A.	6.25%		05/12/2026	714,000
2,000,000	Banco de Costa Rica	5.25%	^	08/12/2018	2,052,500
800,000	Banco de Costa Rica	5.25%		08/12/2018	821,000
1,500,000	Banco de Credito e Inversiones	4.00%		02/11/2023	1,583,489
2,200,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	2,211,000
1,800,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	1,809,000
2,500,000	Banco do Brasil S.A.	8.50%	#†	10/20/2020	2,525,000
4,500,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	3,510,000
4,000,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	3,940,000
4,005,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	4,175,212
5,000,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	5,337,500
4,400,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	4,433,000
1,700,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	1,704,250
2,800,000	Banco Nacional de Comercio Exterior S.N.C.	4.38%		10/14/2025	2,929,080
3,500,000	Banco Nacional de Comercio Exterior S.N.C.	4.38%	^	10/14/2025	3,661,350
2,650,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	2,709,625
6,700,000	Banco Nacional De Costa Rica	5.88%	^	04/25/2021	6,920,765
400,000	Banco Regional SAECA	8.13%	^	01/24/2019	421,500
5,450,000	Banco Regional SAECA	8.13%		01/24/2019	5,742,937
5,000,000	Banco Santander	4.13%		11/09/2022	5,162,500
9,299,000	Banco Santander	5.95%	#	01/30/2024	9,810,445
6,000,000	Bancolombia S.A.	6.13%		07/26/2020	6,450,000
2,000,000	Bancolombia S.A.	5.95%		06/03/2021	2,192,000
10,150,000	Bank of Montreal	2.38%		01/25/2019	10,423,715
1,250,000	Bantrab Senior Trust	9.00%		11/14/2020	1,115,000
588,000	BBVA Banco Continental S.A.	5.25%	#	09/22/2029	611,814
1,400,000	BBVA Bancomer S.A.	6.50%		03/10/2021	1,543,500
7,200,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	7,200,000
5,700,000	BBVA Bancomer S.A.	5.35%	#^	11/12/2029	5,657,250
2,557,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	2,537,822
2,000,000	BBVA Colombia S.A.	4.88%		04/21/2025	1,985,000
1,250,000	BBVA Colombia S.A.	4.88%	^	04/21/2025	1,240,625
1,000,000	Bharat Petrol Corporation Ltd.	4.00%		05/08/2025	1,018,376
700,000	Bharat Petroleum Corp Ltd.	4.63%		10/25/2022	756,910
8,000,000	Bharti Airtel Ltd.	4.38%		06/10/2025	8,403,680
7,235,000	BP Capital Markets PLC	3.06%		03/17/2022	7,482,437
2,205,000	BP Capital Markets PLC	3.12%		05/04/2026	2,245,953
1,000,000	BR Malls International Finance Ltd.	8.50%	†	11/07/2016	990,000
3,300,000	Braskem Finance Company	7.13%		07/22/2041	3,143,580
18,058,000	British Telecommunications PLC	5.95%		01/15/2018	19,334,213
2,150,000	Camposol S.A.	10.50%	^	07/15/2021	1,806,000
1,600,000	Cementos Progreso Trust	7.13%		11/06/2023	1,696,000
500,000	Cencosud S.A.	6.63%		02/12/2045	489,412
6,000,000	Central American Bottling Corporation	6.75%		02/09/2022	6,255,000
2,000,000	CIMPOR Financial Operations B.V.	5.75%	^	07/17/2024	1,495,000
1,900,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	1,420,250
7,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	7,077,973
2,000,000	Columbus International, Inc.	7.38%		03/30/2021	2,119,500
2,700,000	Comcel Trust	6.88%		02/06/2024	2,646,000
4,000,000	Comcel Trust	6.88%	^	02/06/2024	3,920,000
1,000,000	Comision Federal de Electricidad	4.88%		01/15/2024	1,055,000
2,000,000	Comision Federal de Electricidad	6.13%		06/16/2045	2,140,000
5,000,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	5,218,750
3,500,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	3,276,875
2,322,000	CorpGroup Banking S.A.	6.75%		03/15/2023	2,173,973
4,000,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	3,712,000
4,664,000	Corporacion Financiera de Desarrolo S.A.	4.75%		02/08/2022	4,967,160
7,310,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	6,981,050
3,000,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	3,105,000
5,000,000	DBS Bank Ltd.	3.63%	#	09/21/2022	5,114,240
5,000,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	5,193,750
10,000,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	10,362,500
500,000	Digicel Ltd.	7.00%		02/15/2020	467,500
3,000,000	Digicel Ltd.	8.25%		09/30/2020	2,520,000
3,900,000	Digicel Ltd.	7.13%	^	04/01/2022	2,920,125
7,100,000	Digicel Ltd.	7.13%		04/01/2022	5,316,125
1,300,000	Ecopetrol S.A.	7.38%		09/18/2043	1,300,000
11,900,000	Ecopetrol S.A.	5.88%		05/28/2045	10,388,700
1,500,000	Eldorado International Finance GMBH	8.63%	^	06/16/2021	1,459,275
11,000,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	11,508,750
16,000,000	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	15,779,600
6,000,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	5,619,726
6,309,360	ENA Norte Trust	4.95%		04/25/2023	6,451,321
3,300,000	ESAL GmbH	6.25%	^	02/05/2023	3,275,250
2,100,000	ESAL GmbH	6.25%		02/05/2023	2,084,250
2,500,000	Export-Import Bank of India	3.13%		07/20/2021	2,542,182
2,900,730	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	2,900,730
6,333,260	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	6,333,260
4,000,000	Freeport-McMoRan Copper & Gold, Inc.	4.00%		11/14/2021	3,667,880
800,000	Freeport-McMoRan Copper & Gold, Inc.	3.88%		03/15/2023	704,000
10,000,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	8,075,000
3,000,000	Global Bank Corporation	4.75%		10/05/2017	3,057,000
9,500,000	Global Bank Corporation	5.13%		10/30/2019	9,832,500
5,000,000	Global Bank Corporation	5.13%	^	10/30/2019	5,175,000
4,500,000	GNL Quintero S.A.	4.63%		07/31/2029	4,612,482
12,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	11,775,000
3,950,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	4,167,250
4,350,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	4,317,375
5,000,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	5,112,500
2,890,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	2,955,025
600,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	610,500
4,000,000	GrupoSura Finance S.A.	5.70%		05/18/2021	4,304,000
2,600,000	GrupoSura Finance S.A.	5.50%	^	04/29/2026	2,713,750
400,000	GTL Trade Finance, Inc.	5.89%		04/29/2024	354,680
11,695,984	Guanay Finance Ltd.	6.00%		12/15/2020	11,666,744
4,000,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	4,130,000
5,000,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	5,287,750
8,484,000	Industrial Senior Trust	5.50%		11/01/2022	8,356,740
800,000	Industrial Senior Trust	5.50%	^	11/01/2022	788,000
1,668,000	Inkia Energy Ltd.	8.38%		04/04/2021	1,759,740
1,800,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	1,899,000
2,300,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	2,392,000
3,882,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	4,037,280
1,610,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	1,026,375
740,000	Intelsat Jackson Holdings S.A.	8.00%	^	02/15/2024	732,600
1,500,000	Intercorp Peru Ltd.	5.88%		02/12/2025	1,500,000
2,000,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,100,950
3,000,000	IOI Investment BHD	4.38%		06/27/2022	3,132,414
1,070,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	1,135,805
5,000,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	5,350,000
6,000,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	5,842,500
9,000,000	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	9,450,000
1,303,000	Lundin Mining Corporation	7.50%	^	11/01/2020	1,335,575
485,000	Maestro Peru S.A.	6.75%		09/26/2019	504,400
1,600,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	1,220,000
1,700,000	Marfrig Holdings Europe B.V.	6.88%		06/24/2019	1,709,350
2,500,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	2,557,500
11,606,836	Mexico Generadora de Energia	5.50%		12/06/2032	11,215,105
5,000,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	5,075,000
3,500,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	3,552,500
2,000,000	Minsur S.A.	6.25%		02/07/2024	2,040,000
10,645,000	Mylan N.V.	3.15%	^	06/15/2021	10,822,165
10,095,000	National Gas Company of Trinidad and Tobago Ltd.	6.05%		01/15/2036	10,498,800
5,300,000	OAS Financial Ltd.	8.88%	#^†Ω	04/25/2018	87,450
1,500,000	OAS Financial Ltd.	8.88%	#†Ω	04/29/2049	24,750
1,700,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	748,000
1,500,000	Odebrecht Finance Ltd.	7.50%	†	09/29/2049	742,500
1,000,000	Oil India Ltd.	5.38%		04/17/2024	1,103,780
8,000,000	ONGC Videsh Ltd.	3.75%		05/07/2023	8,185,616
2,000,000	ONGC Videsh Ltd.	4.63%		07/15/2024	2,141,698
2,866,000	Orange S.A.	2.75%		09/14/2016	2,876,831
6,862,000	Orange S.A.	2.75%		02/06/2019	7,075,710
14,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	14,665,896
4,700,000	Pacific Rubiales Energy Corporation	5.13%	Ω	03/28/2023	893,000
1,500,000	Pacific Rubiales Energy Corporation	5.13%	^Ω	03/28/2023	285,000
5,000,000	Pacific Rubiales Energy Corporation	5.63%	^Ω	01/19/2025	950,000
1,000,000	Pacific Rubiales Energy Corporation	5.63%	Ω	01/19/2025	190,000
6,450,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	5,101,627
1,800,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	1,370,250
1,000,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	761,250
3,000,000	Petroleos Mexicanos	5.50%		01/21/2021	3,183,420
1,000,000	Petroleos Mexicanos	4.50%		01/23/2026	964,900
4,000,000	Petroleos Mexicanos	6.38%		01/23/2045	4,040,000
15,285,000	Petroleos Mexicanos	5.63%		01/23/2046	13,989,596
1,930,000	Petroleos Mexicanos	6.63%	†	09/29/2049	1,915,525
9,000,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	9,117,927
6,960,000	Reliance Industries Ltd.	5.88%	†	02/05/2018	7,098,852
4,500,000	Reliance Industries Ltd.	4.13%		01/28/2025	4,684,460
3,140,000	Royal Bank of Canada	2.50%		01/19/2021	3,251,539
600,000	SACI Falabella	3.75%		04/30/2023	617,813
1,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%		11/07/2021	1,003,750
1,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	1,003,750
1,000,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	1,055,000
6,400,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	6,256,000
1,500,000	Southern Copper Corporation	7.50%		07/27/2035	1,666,392
6,000,000	Southern Copper Corporation	6.75%		04/16/2040	6,227,070
3,800,000	Southern Copper Corporation	5.25%		11/08/2042	3,388,973
5,675,000	SUAM Finance B.V.	4.88%		04/17/2024	5,902,000
10,190,000	Sumitomo Mitsui Financial Group, Inc.	2.93%		03/09/2021	10,628,843
350,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	362,101
9,791,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	9,864,433
8,000,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	8,080,000
10,582,000	Teva Pharmaceutical Finance Company B.V.	2.95%		12/18/2022	10,780,412
9,660,000	Toronto-Dominion Bank	2.13%		04/07/2021	9,838,497
11,825,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	12,386,688
1,175,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	1,230,812
3,350,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	2,261,250
3,200,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	2,024,000
6,000,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	5,886,000
2,000,000	Union Andina de Cementos S.A.A.	5.88%	^	10/30/2021	2,032,000
1,000,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	1,016,000
14,000,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	14,507,500
3,000,000	United Overseas Bank Ltd.	3.50%	#	09/16/2026	3,064,965
5,000,000	Vedanta Resources PLC	8.25%		06/07/2021	4,137,500
1,800,000	Vedanta Resources PLC	7.13%		05/31/2023	1,372,500
2,200,000	Vedanta Resources PLC	7.13%	^	05/31/2023	1,677,500
7,800,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	7,098,000
8,200,000	VTR Finance B.V.	6.88%		01/15/2024	8,195,736
10,415,000	Westpac Banking Corporation	2.60%		11/23/2020	10,772,953

Total Foreign Corporate Bonds (Cost $872,210,228)					855,344,006

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.2%
13,782,000	Mexico Government International Bond	4.00%		10/02/2023	14,867,333

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $14,123,899)					14,867,333

Municipal Bonds - 0.2%
4,500,000	New York State Dormitory Authority	5.00%		03/15/2033	5,592,285
4,480,000	State of California	5.00%		08/01/2033	5,561,427

Total Municipal Bonds (Cost $10,123,270)					11,153,712

Non-Agency Commercial Mortgage Backed Obligations - 6.3%
2,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.81%	#^	06/15/2028	1,976,995
118,650,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.50%	#^I/O	04/14/2033	3,678,814
3,775,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	3,740,783
5,066,300	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	5,154,226
75,317,811	CFCRE Commercial Mortgage Trust, Series 2016-C3	1.26%	#I/O	01/10/2048	5,846,153
11,315,707	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.32%	#^I/O	09/10/2045	821,938
4,234,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	3,272,236
4,242,126	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.59%	#I/O	02/10/2048	379,444
5,572,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.65%		11/10/2048	5,578,432
74,147,352	Citigroup Commercial Mortgage Trust, Series 2015-GC35-XA	1.06%	#I/O	11/13/2048	4,231,804
46,118,288	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.88%	#I/O	04/16/2049	5,505,528
2,602,680	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	2,585,859
4,410,410	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.52%	#^I/O	12/10/2044	387,830
1,066,699	Commercial Mortgage Pass-Through Certificates, Series 2010-C1-XPA	1.73%	#^I/O	07/10/2046	23,028
28,032,466	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.25%	#I/O	10/15/2045	2,367,056
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66%	#	11/10/2047	3,564,679
5,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.40%	#	05/10/2048	3,735,876
1,400,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.70%	#	08/10/2048	1,409,947
61,544,941	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.21%	#I/O	10/10/2048	4,304,472
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.46%	#	07/10/2048	3,964,899
5,579,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/13/2048	5,672,109
6,664,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CCRE28	4.80%	#	02/12/2049	6,681,905
60,051,405	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.14%	#I/O	02/12/2049	4,427,152
3,786,000	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-C	4.80%	#	02/12/2049	3,687,969
124,879	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	#^	11/15/2030	126,138
4,363,523	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	4,361,400
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.14%	#	09/15/2039	2,531,158
3,800,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	#^	04/16/2049	3,853,957
5,135,000	Credit Suisse Mortgage Capital Certificates, Series 2015-SAND-D	3.29%	#^	08/15/2030	4,967,733
5,597,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.74%	#	11/18/2048	5,509,376
59,092,177	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.98%	#I/O	01/15/2049	7,388,082
1,000,000	DBRR Trust, Series 2011-C32-A3B	5.89%	#^	06/17/2049	1,016,086
3,579,072	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.15%	#^I/O	07/10/2044	154,671
62,191,246	Deutsche Bank Mortgage Trust, Series 2016-C1-XA	1.66%	#I/O	05/10/2049	6,686,193
4,475,000	Deutsche Bank Mortgage Trust, Series 2016-C1-C	3.51%	#	05/12/2049	4,027,018
4,078,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	3,954,563
3,795,300	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.24%	#	12/10/2049	3,817,746
3,500,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	3,621,766
3,681,100	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	3,724,067
425,611	GS Mortgage Securities Corporation, Series 2006-GG6-XC		#^I/O	04/10/2038	4
5,148,024	GS Mortgage Securities Corporation, Series 2007-GG10-A4	5.99%	#	08/10/2045	5,280,916
3,187,166	GS Mortgage Securities Corporation, Series 2011-GC5-XA	1.59%	#^I/O	08/10/2044	164,440
5,317,125	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.21%	#^I/O	01/10/2045	447,277
3,741,000	GS Mortgage Securities Corporation, Series 2014-GC26-C	4.66%	#	11/10/2047	3,784,356
3,748,000	GS Mortgage Securities Corporation, Series 2014-GC26-D	4.66%	#^	11/13/2047	2,930,917
986,700	GS Mortgage Securities Corporation, Series 2015-GC32-B	4.55%	#	07/10/2048	1,047,194
99,660,880	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.99%	#I/O	11/10/2048	5,989,200
61,973,453	GS Mortgage Securities Corporation, Series 2016-GS2-XA	1.82%	#I/O	05/12/2049	7,358,015
5,663,000	GS Mortgage Securities Corporation, Series 2016-ICE2-A	2.37%	#^	02/15/2033	5,709,279
15,713,491	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.58%	#I/O	05/15/2045	5,179
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	2,493,774
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	1,010,251
5,568,600	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.89%	#	02/12/2049	5,672,052
5,055,300	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.28%	#	02/12/2051	5,039,267
6,350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.20%	#	02/15/2051	6,585,007
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.54%	#^I/O	12/05/2027	150,574
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	1,013,864
8,258,180	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.55%	#^I/O	07/15/2046	274,860
31,335,494	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.19%	#I/O	10/15/2045	2,396,532
6,549,958	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.87%	#I/O	06/15/2045	392,001
1,700,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.69%	#^	01/15/2032	1,689,833
79,743,152	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.31%	#I/O	01/15/2049	5,385,422
57,846,525	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.26%	#I/O	02/15/2047	3,010,784
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.82%	#	08/15/2047	3,063,628
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.61%	#	09/15/2047	2,833,142
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.60%	#	11/15/2047	3,789,521
58,466,643	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.15%	#I/O	11/15/2047	3,370,304
50,720,363	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.32%	#I/O	01/15/2048	3,123,745
4,474,600	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	3,266,878
34,567,257	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.52%	#I/O	02/15/2048	2,599,755
4,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-B	4.46%	#	07/15/2048	4,479,532
52,040,207	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.18%	#I/O	08/17/2048	3,341,283
4,750,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.82%	#	11/15/2048	4,478,149
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/17/2048	6,488,118
6,122,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.90%	#	03/17/2049	6,209,553
63,797,896	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.87%	#I/O	06/17/2049	7,139,131
3,000,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	6.12%	#^	07/15/2044	3,101,117
6,106,412	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.90%	#^I/O	11/15/2038	10,261
4,924,732	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.90%	#^I/O	11/15/2038	8,276
5,488,832	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	5,521,467
4,708,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.45%	#	09/15/2045	4,718,184
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.55%	#^	03/12/2049	5,260,978
2,456,027	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.74%	#	05/12/2039	2,442,541
1,600,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	1,594,250
3,728,700	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	3,794,081
2,673,627	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.89%	#^I/O	08/15/2045	164,109
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.64%	#	10/15/2047	3,080,303
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	3,866,138
39,364,474	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.56%	#I/O	02/15/2048	3,262,996
4,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.68%	#	10/15/2048	4,591,604
7,500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/19/2048	5,263,604
4,674,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.69%	#	12/15/2047	4,597,337
6,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/17/2047	4,340,276
1,509,935	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.59%	#	03/12/2044	1,508,031
3,462,000	Morgan Stanley Capital, Inc., Series 2007-1Q16-AMA	6.25%	#	12/12/2049	3,616,297
2,325,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	2,294,064
3,700,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	3,771,787
1,400,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.26%	#	12/12/2049	1,467,804
12,852,801	Morgan Stanley Capital, Inc., Series 2011-C1-XA	0.63%	#^I/O	09/15/2047	217,733
4,000,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.56%	#^	07/13/2029	3,763,258
4,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2029	4,056,558
93,444,843	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	1.14%	#I/O	12/17/2048	6,424,539
5,617,000	Morgan Stanley Capital, Inc., Series 2015-XLF2-AFSC	3.44%	#^	08/17/2026	5,614,263
219,656	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.54%	#	08/15/2039	220,936
13,986,909	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.06%	#^I/O	08/10/2049	1,202,620
552,208	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24	5.66%	#	03/15/2045	551,578
2,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	2,495,752
4,029,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29	5.34%		11/18/2048	4,068,474
13,529,407	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.52%	#I/O	11/15/2048	15,950
1,900,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	1,898,440
5,488,832	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.15%	#	02/15/2051	5,654,231
2,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	6.15%	#	02/15/2051	2,411,523
6,750,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/17/2050	5,359,702
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.27%	#	05/15/2048	2,083,861
5,403,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.77%	#	11/15/2048	5,485,665
78,658,265	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.27%	#I/O	11/15/2048	6,003,930
4,610,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.69%	#	09/15/2058	4,676,114
56,012,924	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.34%	#I/O	05/15/2048	4,021,375
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.64%	#	09/15/2057	3,869,235
5,672,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.76%	#	12/17/2048	5,819,919
5,613,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/17/2048	6,215,966
78,966,449	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.17%	#I/O	12/17/2048	5,443,773
4,650,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/17/2059	4,744,666
4,483,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/17/2059	4,312,194
18,419,256	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.29%	#^I/O	11/15/2045	1,571,106
87,847,333	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.32%	#I/O	08/15/2047	5,707,187
56,169,772	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	1.09%	#I/O	09/15/2057	2,937,044
59,145,437	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	1.12%	#I/O	11/15/2047	3,309,666

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $448,267,413)					439,185,588

Non-Agency Residential Collateralized Mortgage Obligations - 8.2%
13,029,681	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	4.08%	#	03/25/2037	10,126,926
85,567	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.91%	#^	11/25/2037	71,115
1,607,388	Banc of America Funding Corporation, Series 2005-G-A3	2.87%	#	10/20/2035	1,506,192
847,933	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	836,364
597,076	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	586,150
404,852	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	#^	04/26/2037	408,056
296,521	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	223,869
4,670,619	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.82%	#	07/25/2037	4,132,390
1,768,123	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	1,492,708
20,000,000	CIM Trust, Series 2016-2RR-B2	12.21%	#^	02/27/2056	16,508,400
20,000,000	CIM Trust, Series 2016-3RR-B2	12.17%	#^	02/27/2056	16,512,600
134,105	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	135,147
1,800,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.84%	#	09/25/2036	1,794,877
340,939	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	#	05/25/2036	211,529
4,928,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	3.27%	#^	11/25/2038	4,694,921
2,628,860	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.45%	#^	11/25/2036	2,470,679
13,114,171	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.42%	#^	12/25/2036	12,234,765
556,410	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.77%	#^	09/25/2047	555,576
214,242	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	183,940
97,929	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	79,809
219,966	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	188,061
12,653,148	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	10,704,421
2,326,198	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	2,501,092
270,712	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	244,146
322,028	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	229,863
1,564,732	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	1,440,161
258,893	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	1.15%	#	10/25/2035	188,731
521,066	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	395,730
12,576,177	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	10,182,036
1,916,626	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	1,426,036
2,113,501	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.90%	#	08/25/2037	1,102,303
612,017	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	50.81%	#I/F	08/25/2037	1,555,878
149,731	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	27.81%	#I/F	08/25/2037	255,629
741,656	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	673,053
3,191,678	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.95%	#	09/25/2037	1,755,686
3,135,281	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.05%	#I/FI/O	09/25/2037	920,012
801,164	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	200,167
117,587	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.82%	#	04/25/2036	102,754
59,723	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	60,119
582,938	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	512,277
1,107,039	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	890,220
489,198	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	448,617
1,343,091	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	1,158,165
139,581	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	126,141
2,080,502	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	1,863,839
5,684,010	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	4,549,637
188,638	Credit Suisse Mortgage Capital Certificates, Series 2006-4-7A1	5.50%		05/25/2021	179,906
148,851	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	111,992
48,106	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	47,365
6,352,872	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	6.00%	#^	06/26/2037	6,227,537
11,299,862	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1-A1	2.50%	#^	03/25/2043	11,200,174
23,055,855	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4	3.49%	#^	07/25/2043	23,645,776
18,576,015	Credit Suisse Mortgage Capital Certificates, Series 2015-PR2-A1	4.25%	#^	07/26/2055	18,376,323
46,031,402	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	#^	12/25/2056	45,613,731
14,785,341	Credit Suisse Mortgage Capital Certificates, Series 2016-PR1	5.50%	#^	07/25/2056	14,815,193
57,088,328	CSMC Trust, Series 2014-WIN2-A3	3.50%	#^	10/25/2044	58,923,353
15,187,407	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	12,622,820
1,806,443	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.51%	#^I/F	04/15/2036	2,038,503
210,974	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	13.76%	#^I/F	04/15/2036	262,615
1,569,755	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.51%	#^I/F	04/15/2036	1,761,674
513,203	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	406,673
4,773,383	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A1	6.25%		02/25/2037	3,635,801
124,943	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	112,749
14,201,949	FirstKey Mortgage Trust, Series 2014-1-A8	3.50%	#^	11/25/2044	14,572,574
6,925,914	GMACM Mortgage Loan Trust, Series 2006-J1	5.75%		04/25/2036	6,517,909
356,264	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#	05/25/2035	369,196
1,746,311	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	1,502,206
1,526,620	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,102,151
67,223	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	64,793
7,010,880	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	6,355,632
933,138	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	885,034
36,739,485	Impac Secured Assets Trust, Series 2006-5-1A1C	0.72%	#	02/25/2037	25,447,619
418,034	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	304,289
9,348,186	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	#	08/25/2036	7,555,998
1,037,764	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	#	08/25/2036	970,526
1,289,343	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	1,241,222
399,047	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	346,544
815,749	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.43%	#^	07/26/2036	815,848
2,380,101	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	2,186,511
859,880	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	635,207
61,031	Lehman Mortgage Trust, Series 2006-9-1A19	28.60%	#I/F	01/25/2037	97,865
1,007,165	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	775,767
228,426	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	196,477
132,841	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	126,075
61,862	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	43,982
184,265	MASTR Asset Securitization Trust, Series 2003-2-30B2	5.75%		04/25/2033	182,118
3,630,252	MASTR Asset Securitization Trust, Series 2006-2-1A11	6.00%	#	06/25/2036	3,482,648
164,565	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	168,622
1,567,744	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	1,618,819
4,262,271	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.24%	#	06/25/2036	3,518,429
2,531,003	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	#^	05/26/2037	2,322,286
254,055	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	135,651
669,443	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	328,703
1,210,356	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	545,025
76,262	Option One Mortgage Loan Trust, Series 2004-3-M3	1.43%	#	11/25/2034	69,056
591,773	PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	523,388
12,391,015	PR Mortgage Loan Trust, Series 2014-1-APT	5.92%	#	10/25/2049	12,865,307
292,383	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	298,677
531,855	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	480,938
103,318	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	103,267
597,842	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	482,438
6,523,638	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	5,524,039
6,520,919	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	5,392,243
1,308,958	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	1,113,432
310,998	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	304,240
1,988,768	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,600,535
6,952,285	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	5,888,902
458,486	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	461,675
252,794	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	214,344
354,716	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	280,172
80,527	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	69,746
1,986,438	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	1,036,728
187,522	Residential Asset Securitization Trust, Series 2006-R1-A1	26.59%	#I/F	01/25/2046	362,141
165,124	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	146,919
854,601	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	797,911
1,658,617	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,510,485
1,116,704	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,006,715
49,235,264	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	2.13%	#^¥	02/25/2054	36,812,153
9,339,945	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	3.57%	^¥	12/26/2059	8,277,237
14,964,607	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	3.59%	^¥	10/25/2044	14,093,502
1,249,206	Structured Asset Securities Corporation, Series 2003-35-1A1	5.15%	#	12/25/2033	1,283,897
1,777,567	Structured Asset Securities Corporation, Series 2005-14-1A1	0.75%	#	07/25/2035	1,476,090
1,629,772	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	1,622,119
1,736,261	Structured Asset Securities Corporation, Series 2005-RF1-A	0.80%	#^	03/25/2035	1,431,473
1,767,041	Structured Asset Securities Corporation, Series 2005-RF1-AIO	4.70%	#^I/O	03/25/2035	341,623
184,496	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	169,168
1,504,850	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	1,385,435
3,213,055	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	2,817,996
5,449,982	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.64%	#	10/25/2036	3,603,211
4,443,857	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A	1.93%	#	01/25/2047	4,005,447
2,900,531	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	2,450,209
198,496	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	36.76%	#I/F	06/25/2037	490,039
13,412,534	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	8,592,407
1,923,816	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,789,597
1,633,132	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	1,602,372
93,126	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	2.81%	#	08/25/2035	87,206
148,382	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.95%	#	10/25/2035	142,613
621,082	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	631,499
1,308,350	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	1,257,970
1,486,603	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	1,487,362
1,800,913	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	1,726,527
2,580,038	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	2,564,382
2,969,868	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	2,922,973
742,433	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	719,217
180,746	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	179,762
25,022,760	WinWater Mortgage Loan Trust, Series 2015-5-A3	3.50%	#^	08/20/2045	25,867,901

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $578,649,573)					573,203,383

US Corporate Bonds - 13.7%
4,624,000	21st Century Fox America, Inc.	4.75%		09/15/2044	5,146,905
10,271,000	AbbVie, Inc.	4.70%		05/14/2045	10,912,989
9,717,000	Actavis Funding SCS	2.35%		03/12/2018	9,853,495
1,788,000	Activision Blizzard, Inc.	5.63%	^	09/15/2021	1,877,400
1,500,000	Aeropuerto Internacional de Tocumen S.A.	5.63%		05/18/2036	1,507,500
525,000	Air Lease Corporation	3.38%		06/01/2021	538,923
9,035,000	Air Lease Corporation	3.75%		02/01/2022	9,267,299
2,080,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	1,986,400
7,792,000	Ally Financial, Inc.	4.13%		03/30/2020	7,830,960
1,670,000	Ally Financial, Inc.	4.25%		04/15/2021	1,672,087
5,045,000	Amazon.com, Inc.	3.80%		12/05/2024	5,667,185
2,000,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	2,150,000
4,900,000	American Express Credit Corporation	2.25%		08/15/2019	5,004,257
14,820,000	American Express Credit Corporation	2.25%		05/05/2021	15,097,964
5,055,000	Anheuser-Busch InBev Finance, Inc.	4.90%		02/01/2046	5,945,752
5,071,000	Apache Corporation	4.75%		04/15/2043	5,236,426
6,809,000	Apple, Inc.	4.65%		02/23/2046	7,690,302
1,765,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	1,820,156
924,000	Asbury Automotive Group, Inc.	6.00%		12/15/2024	935,550
1,935,000	Ashland, Inc.	4.75%		08/15/2022	1,947,094
7,250,000	AT&T, Inc.	3.40%		05/15/2025	7,433,389
3,285,000	AT&T, Inc.	4.13%		02/17/2026	3,535,774
7,174,000	Bank of America Corporation	2.00%		01/11/2018	7,225,983
7,625,000	Bank of America Corporation	2.63%		04/19/2021	7,750,157
8,155,000	BB&T Corporation	2.45%		01/15/2020	8,387,075
6,586,000	BB&T Corporation	2.05%		05/10/2021	6,686,687
10,719,000	Berkshire Hathaway Energy Company	6.50%		09/15/2037	14,790,301
1,265,000	Berry Plastics Corporation	5.50%		05/15/2022	1,298,206
5,043,000	Boeing Company	6.88%		03/15/2039	7,591,298
9,632,000	Boston Properties LP	4.13%		05/15/2021	10,513,338
9,729,000	Burlington Northern Santa Fe LLC	4.55%		09/01/2044	11,225,690
95,000	Canadian Pacific Railway Company	2.90%		02/01/2025	96,693
8,863,000	Cardinal Health, Inc.	1.95%		06/15/2018	8,969,985
1,077,000	CCO Holdings LLC	5.25%		09/30/2022	1,107,964
425,000	CCO Holdings LLC	5.13%	^	05/01/2023	430,312
4,815,000	Celgene Corporation	3.88%		08/15/2025	5,148,111
765,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	780,300
1,890,000	Centene Escrow Corporation	5.63%	^	02/15/2021	1,975,050
2,215,000	Cequel Communications LLC	6.38%	^	09/15/2020	2,248,225
2,641,000	Chevron Corporation	1.79%		11/16/2018	2,677,266
7,150,000	Chevron Corporation	1.56%		05/16/2019	7,235,357
9,555,000	Cisco Systems, Inc.	1.65%		06/15/2018	9,682,015
4,570,000	Citigroup, Inc.	2.65%		10/26/2020	4,655,710
10,435,000	Citigroup, Inc.	2.70%		03/30/2021	10,647,717
5,405,000	Coca Cola Company	1.88%		10/27/2020	5,528,110
4,465,000	Coca-Cola Company	1.65%		11/01/2018	4,533,752
2,875,000	Comcast Corporation	4.20%		08/15/2034	3,173,281
5,455,000	Comcast Corporation	4.40%		08/15/2035	6,168,721
2,153,000	CommScope, Inc.	5.00%	^	06/15/2021	2,207,363
755,000	CSC Holdings LLC	5.25%		06/01/2024	687,050
5,005,000	CVS Health Corporation	2.88%		06/01/2026	5,126,241
1,050,000	Dana Holding Corporation	5.50%		12/15/2024	1,002,750
6,399,000	Delphi Corporation	4.15%		03/15/2024	6,816,176
3,324,000	Delphi Corporation	4.25%		01/15/2026	3,628,402
1,500,000	Diamond 1 Finance Corporation	7.13%	^	06/15/2024	1,569,003
515,000	Dollar Tree, Inc.	5.75%	^	03/01/2023	549,762
8,955,000	Duke Energy Progress, Inc.	4.15%		12/01/2044	9,893,672
7,034,000	Eli Lilly & Company	3.70%		03/01/2045	7,517,426
1,056,000	Embarq Corporation	8.00%		06/01/2036	1,059,960
2,625,000	Energy Gulf Coast, Inc.	9.25%	Ω	12/15/2017	301,875
427,000	Energy Gulf Coast, Inc.	11.00%	^Ω	03/15/2020	172,935
720,000	Energy Gulf Coast, Inc.	7.50%	Ω	12/15/2021	82,800
1,355,000	Energy Partners Ltd.	8.25%	Ω	02/15/2018	149,050
1,190,000	Energy Transfer Equity LP	5.50%		06/01/2027	1,124,550
1,550,000	Energy Transfer Partners LP	5.20%		02/01/2022	1,635,078
10,100,000	Energy Transfer Partners LP	4.75%		01/15/2026	10,444,733
2,160,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	2,141,100
7,058,000	Enterprise Products Operating LLC	3.70%		02/15/2026	7,404,632
4,560,000	EOG Resources, Inc.	4.15%		01/15/2026	5,028,841
1,305,000	Equinix Inc.	5.88%		01/15/2026	1,363,725
2,180,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	2,133,675
5,175,000	Exelon Corporation	3.40%		04/15/2026	5,422,355
4,723,000	Express Scripts Holding Company	4.50%		02/25/2026	5,201,482
2,020,000	Express Scripts Holding Company	3.40%		03/01/2027	2,026,712
8,930,000	FedEx Corporation	4.75%		11/15/2045	9,999,537
7,595,000	Fidelity National Information Services, Inc.	3.63%		10/15/2020	8,035,442
1,030,000	First Data Corporation	7.00%	^	12/01/2023	1,049,312
990,000	First Data Corporation	5.75%	^	01/15/2024	985,050
7,065,000	Ford Motor Company	7.45%		07/16/2031	9,466,358
1,250,000	Frontier Communications Corp.	10.50%		09/15/2022	1,327,344
2,125,000	Gannett Company, Inc.	4.88%	^	09/15/2021	2,183,437
1,965,000	Gates Global LLC	6.00%	^	07/15/2022	1,729,200
8,420,000	General Motors Financial Company, Inc.	2.40%		05/09/2019	8,435,855
4,045,000	General Motors Financial Company, Inc.	3.20%		07/13/2020	4,102,006
2,205,000	General Motors Financial Company, Inc.	3.20%		07/06/2021	2,213,882
18,262,000	Georgia-Pacific LLC	3.60%	^	03/01/2025	19,577,083
1,275,000	GLP Capital LP	5.38%		04/15/2026	1,322,812
10,205,000	Goldman Sachs Group, Inc.	2.88%		02/25/2021	10,472,626
1,945,000	Goodyear Tire & Rubber Company	5.13%		11/15/2023	2,017,937
1,210,000	Gray Television, Inc.	7.50%		10/01/2020	1,267,475
1,165,000	Gray Television, Inc.	5.88%	^	07/15/2026	1,176,650
740,000	HCA, Inc.	5.38%		02/01/2025	760,350
1,100,000	HCA, Inc.	5.88%		02/15/2026	1,144,000
1,860,000	HD Supply, Inc.	7.50%		07/15/2020	1,952,814
7,335,000	Hewlett Packard Company	3.60%	^	10/15/2020	7,664,290
6,297,000	HJ Heinz Company	1.60%	^	06/30/2017	6,319,002
4,268,000	HJ Heinz Company	2.00%	^	07/02/2018	4,328,409
3,601,000	Home Depot, Inc.	3.35%		09/15/2025	3,930,891
5,525,000	Home Depot, Inc.	3.00%		04/01/2026	5,882,202
2,790,000	Infor US, Inc.	6.50%		05/15/2022	2,648,770
5,740,000	Intel Corporation	4.10%		05/19/2046	6,009,418
10,000,000	International Business Machines Corporation	1.13%		02/06/2018	10,045,400
2,145,000	JBS LLC	5.75%	^	06/15/2025	2,027,025
9,720,000	JP Morgan Chase & Company	4.25%		10/01/2027	10,350,206
10,025,000	JPMorgan Chase & Company	2.40%		06/07/2021	10,169,661
6,694,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	7,425,226
696,000	Kroger Company	6.15%		01/15/2020	801,895
11,356,000	Kroger Company	3.40%		04/15/2022	12,164,479
8,352,000	Laboratory Corporation	2.50%		11/01/2018	8,488,948
8,450,000	Laboratory Corporation	4.70%		02/01/2045	9,061,273
580,000	Lam Research Corporation	2.80%		06/15/2021	594,509
1,745,000	Lam Research Corporation	3.45%		06/15/2023	1,805,173
1,901,000	Level 3 Communications, Inc.	5.75%		12/01/2022	1,929,515
1,305,000	Levi Strauss & Company	5.00%		05/01/2025	1,318,050
11,769,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	14,310,880
8,527,000	Lockheed Martin Corporation	4.70%		05/15/2046	10,076,441
4,530,000	McGraw Hill Financial, Inc.	4.40%		02/15/2026	5,096,649
3,338,000	Memorial Productions Partners LP	6.88%		08/01/2022	1,685,690
50,000	Metropolitan Edison Company	4.00%	^	04/15/2025	52,413
390,000	MGM Growth Properties Operating Partnership LP	5.63%	^	05/01/2024	413,400
955,000	Micron Technology, Inc.	5.25%	^	08/01/2023	818,912
335,000	Microsemi Corporation	9.13%	^	04/15/2023	370,175
9,040,000	Microsoft Corporation	4.45%		11/03/2045	10,193,314
1,975,000	Milacron LLC	7.75%	^	02/15/2021	2,044,125
7,100,000	Morgan Stanley	2.65%		01/27/2020	7,223,767
2,725,000	Morgan Stanley	2.50%		04/21/2021	2,756,899
9,035,000	Morgan Stanley	3.88%		01/27/2026	9,638,592
2,000,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	2,105,000
2,020,000	MPLX LP	5.50%	^	02/15/2023	2,054,362
8,269,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	8,278,658
3,430,000	National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	4,145,800
10,950,000	National Rural Utilities Cooperative Finance Corporation	2.00%		01/27/2020	11,182,009
2,216,000	NCL Corporation Ltd.	5.25%	^	11/15/2019	2,249,240
2,980,000	Newell Brands, Inc.	3.15%		04/01/2021	3,108,194
1,345,000	NRG Energy, Inc.	7.25%	^	05/15/2026	1,345,000
770,000	NXP Funding LLC	4.13%	^	06/01/2021	783,475
2,805,000	Occidental Petroleum Corporation	3.40%		04/15/2026	2,963,564
9,255,000	Omnicom Group Inc	3.60%		04/15/2026	9,772,364
148,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	154,358
1,270,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	1,257,300
1,435,000	Open Text Corporation	5.88%	^	06/01/2026	1,445,763
8,612,000	Oracle Corporation	2.38%		01/15/2019	8,869,947
10,495,000	Oracle Corporation	2.25%		10/08/2019	10,836,927
8,205,000	Oracle Corporation	4.13%		05/15/2045	8,485,135
2,782,000	Phillips 66	5.88%		05/01/2042	3,354,697
705,000	Phillips 66	4.88%		11/15/2044	773,542
640,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	641,600
1,913,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	1,960,825
9,761,000	PNC Funding Corporation	3.30%		03/08/2022	10,390,106
1,225,000	Post Holdings, Inc.	7.38%		02/15/2022	1,292,375
970,000	PQ Corporation	6.75%	^	11/15/2022	1,011,225
1,925,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	2,045,313
1,560,000	Quintiles Transnational Corporation	4.88%	^	05/15/2023	1,591,200
1,075,000	Realogy Group LLC	4.88%	^	06/01/2023	1,064,250
1,085,000	Regal Entertainment Group	5.75%		03/15/2022	1,117,550
670,000	RegionalCare Hospital Partners Holdings Inc.	8.25%	^	05/01/2023	688,425
1,069,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	1,036,930
2,690,000	Reynolds Group Issuer LLC	8.25%		02/15/2021	2,814,547
9,400,000	Reynolds, Inc.	4.00%		06/12/2022	10,230,669
1,200,000	Rite Aid Corporation	6.13%	^	04/01/2023	1,288,380
1,335,000	Sabre GLBL, Inc.	5.25%	^	11/15/2023	1,365,038
1,951,000	Sally Holdings LLC	5.75%		06/01/2022	2,031,479
965,000	Sanchez Energy Corporation	6.13%		01/15/2023	750,288
365,000	SandRidge Energy, Inc.	8.75%	^Ω	06/01/2020	151,475
2,003,000	SBA Communications Corporation	5.63%		10/01/2019	2,075,609
5,810,000	Schlumberger Holdings Corporation	2.35%	^	12/21/2018	5,925,474
1,940,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	1,959,400
2,045,000	Select Medical Corporation	6.38%		06/01/2021	1,973,425
9,675,000	Shell International Finance B.V.	1.38%		05/10/2019	9,707,614
1,760,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	1,691,800
10,165,000	Simon Property Group LP	3.30%		01/15/2026	10,877,201
1,900,000	Sinclair Television Group, Inc.	5.63%	^	08/01/2024	1,949,875
2,145,000	Sirius XM Radio Inc.	5.38%	^	07/15/2026	2,118,188
940,000	Solera Finance, Inc.	10.50%	^	03/01/2024	991,113
14,931,000	Southern Company	2.45%		09/01/2018	15,298,198
1,840,000	Spectrum Brands, Inc.	5.75%		07/15/2025	1,925,100
7,235,000	State Street Corporation	3.55%		08/18/2025	7,880,999
3,350,000	State Street Corporation	2.65%		05/19/2026	3,424,621
1,260,000	Station Casinos LLC	7.50%		03/01/2021	1,334,252
8,764,000	Synchrony Financial	3.00%		08/15/2019	8,943,373
1,185,000	Team Health Inc.	7.25%	^	12/15/2023	1,271,055
2,340,000	Tenet Healthcare Corporation	6.75%		06/15/2023	2,249,325
2,356,000	Terex Corporation	6.00%		05/15/2021	2,370,725
13,055,000	Thermo Fisher Scientific, Inc.	3.30%		02/15/2022	13,607,696
8,600,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	8,817,296
2,105,000	TransDigm, Inc.	6.00%		07/15/2022	2,126,429
635,000	TreeHouse Foods, Inc.	6.00%	^	02/15/2024	680,593
1,415,000	Tribune Media Co	5.88%		07/15/2022	1,415,000
18,720,000	Tyson Foods, Inc.	3.95%		08/15/2024	20,274,902
16,965,000	Verizon Communications, Inc.	4.40%		11/01/2034	17,556,892
1,700,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	1,457,750
1,275,000	Vizient, Inc.	10.38%	^	03/01/2024	1,370,625
9,410,000	Wal-Mart Stores, Inc.	4.30%		04/22/2044	11,039,558
7,680,000	Waste Management, Inc.	4.10%		03/01/2045	8,376,253
410,000	WellPoint, Inc.	1.88%		01/15/2018	412,476
9,719,000	WellPoint, Inc.	2.30%		07/15/2018	9,867,108
10,935,000	Wells Fargo & Company	3.55%		09/29/2025	11,673,539
8,490,000	Wells Fargo & Company	3.00%		04/22/2026	8,665,030
605,000	Western Digital Corporation	7.38%	^	04/01/2023	645,838
1,450,000	Williams Partners LP	4.88%		03/15/2024	1,393,488
1,620,000	WMG Acquisition Corporation	6.75%	^	04/15/2022	1,640,250
6,440,000	Xerox Corporation	2.95%		03/15/2017	6,496,930
6,429,000	Zimmer Holdings, Inc.	1.45%		04/01/2017	6,434,323
2,074,000	Zimmer Holdings, Inc.	2.70%		04/01/2020	2,101,171

Total US Corporate Bonds (Cost $925,190,888)					959,798,732

US Government / Agency Mortgage Backed Obligations - 16.2%
1,211,546	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	1,349,025
681,695	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	752,235
20,346,478	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	21,131,140
51,270,473	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	53,206,275
13,671,927	Federal Home Loan Mortgage Corporation, Pool G0-8686	3.00%		01/01/2046	14,188,133
3,592,774	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	3,976,755
10,400,129	Federal Home Loan Mortgage Corporation, Pool Q33789	3.50%		06/01/2045	11,102,856
5,140,367	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	5,343,772
59,653,707	Federal Home Loan Mortgage Corporation, Pool G08701	3.00%		04/01/2046	61,906,033
849,912	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	914,523
94,563	Federal Home Loan Mortgage Corporation, Series 2692-SC	12.40%	#I/F	07/15/2033	110,431
3,483,069	Federal Home Loan Mortgage Corporation, Series 2722-PS	9.40%	#I/F	12/15/2033	3,956,635
178,179	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	198,510
347,150	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.06%	#I/FI/O	07/15/2035	59,487
153,454	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.29%	#I/FI/O	10/15/2035	29,313
570,757	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	646,324
49,057	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	52,764
694,910	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	778,332
194,927	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.64%	#I/FI/O	02/15/2037	31,543
1,204,311	Federal Home Loan Mortgage Corporation, Series 3382-SB	5.56%	#I/FI/O	11/15/2037	150,702
1,333,418	Federal Home Loan Mortgage Corporation, Series 3384-S	5.95%	#I/FI/O	11/15/2037	176,568
1,496,932	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.74%	#I/FI/O	02/15/2038	217,833
149,266	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.21%	#I/FI/O	03/15/2038	16,826
149,266	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.21%	#I/FI/O	03/15/2038	17,142
245,729	Federal Home Loan Mortgage Corporation, Series 3524-LB	4.13%	#	06/15/2038	249,744
546,831	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.51%	#I/FI/O	08/15/2039	63,160
440,256	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.56%	#I/FI/O	10/15/2049	62,979
793,898	Federal Home Loan Mortgage Corporation, Series 3606-CS	5.91%	#I/FI/O	12/15/2039	170,207
435,781	Federal Home Loan Mortgage Corporation, Series 3616-SG	5.91%	#I/FI/O	03/15/2032	76,427
2,005,948	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	2,238,261
725,736	Federal Home Loan Mortgage Corporation, Series 3666-SC	5.33%	#I/FI/O	05/15/2040	141,195
493,529	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	554,623
2,567,833	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,890,208
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,543,409
123,096	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.02%	#I/F	12/15/2040	126,121
629,573	Federal Home Loan Mortgage Corporation, Series 3786-SG	8.62%	#I/F	01/15/2041	716,465
10,133,895	Federal Home Loan Mortgage Corporation, Series 3792-SE	8.98%	#I/F	01/15/2041	10,504,462
2,482,965	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,773,195
75,814	Federal Home Loan Mortgage Corporation, Series 3798-SD	8.72%	#I/F	12/15/2040	79,318
1,810,629	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	2,058,454
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,238,002
3,365,900	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	3,754,431
2,268,905	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	2,552,498
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	4,092,006
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW	11.87%	#I/F	02/15/2041	373,080
3,403,654	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	3,814,211
3,650,820	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,983,529
18,254,102	Federal Home Loan Mortgage Corporation, Series 3889-VZ	4.00%		07/15/2041	19,774,939
2,766,379	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	3,474,702
20,497,072	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%		09/15/2041	23,147,214
5,851,562	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	6,068,381
23,463,973	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	26,930,733
8,542,353	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%		08/15/2042	9,414,210
27,035,572	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	27,247,417
10,105,050	Federal Home Loan Mortgage Corporation, Series 4291-MS	5.46%	#I/FI/O	01/15/2054	1,764,510
17,530,685	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00%		05/15/2044	17,728,308
22,454,927	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	23,220,218
16,041,710	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	16,799,305
12,682,748	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%		11/15/2044	13,998,507
7,539,466	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	7,665,671
10,538,220	Federal Home Loan Mortgage Corporation, Series 4423-Z	3.50%		12/15/2044	11,282,229
22,528,768	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	23,639,200
32,182,320	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	33,833,060
44,384,993	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	46,248,820
27,799,663	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	28,826,841
18,810,939	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	19,536,623
80,118,147	Federal Home Loan Mortgage Corporation, Series 4542-AC	2.70%		01/15/2045	82,438,937
754,730	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	860,898
6,734,000	Federal Home Loan Mortgage Corporation, Series 2016-K54-B	4.19%	#^	04/25/2048	6,507,212
106,430,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K-722-X1	1.31%	#I/O	03/25/2023	7,540,140
6,720,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K-05A2	2.75%		01/25/2026	7,094,952
4,781,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K-050-A2	3.33%	#	08/25/2025	5,288,755
6,528,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K-053-A2	3.00%		12/25/2025	7,035,010
65,268	Federal National Mortgage Association, Series 2003-117-KS	6.65%	#I/FI/O	08/25/2033	3,203
436,942	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	501,498
3,843,084	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	4,304,091
651,095	Federal National Mortgage Association, Series 2006-101-SA	6.13%	#I/FI/O	10/25/2036	134,287
293,414	Federal National Mortgage Association, Series 2006-56-SM	6.30%	#I/FI/O	07/25/2036	53,943
253,702	Federal National Mortgage Association, Series 2007-116-BI	5.80%	#I/FI/O	05/25/2037	43,936
2,646,579	Federal National Mortgage Association, Series 2007-30-FS	27.73%	#I/F	04/25/2037	4,649,980
1,029,077	Federal National Mortgage Association, Series 2007-30-OI	5.99%	#I/FI/O	04/25/2037	217,971
193,297	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	211,180
209,606	Federal National Mortgage Association, Series 2008-62-SC	5.55%	#I/FI/O	07/25/2038	29,699
1,243,040	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	1,319,828
65,713	Federal National Mortgage Association, Series 2009-111-SE	5.80%	#I/FI/O	01/25/2040	8,591
130,031	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	144,592
186,194	Federal National Mortgage Association, Series 2009-48-WS	5.50%	#I/FI/O	07/25/2039	20,423
928,398	Federal National Mortgage Association, Series 2009-62-PS	5.65%	#I/FI/O	08/25/2039	113,128
2,058,785	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	2,249,889
470,512	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	499,562
231,510	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	249,670
55,491	Federal National Mortgage Association, Series 2010-109-BS	49.98%	#I/F	10/25/2040	264,834
848,266	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	884,754
459,003	Federal National Mortgage Association, Series 2010-121-SD	4.05%	#I/FI/O	10/25/2040	50,702
29,336	Federal National Mortgage Association, Series 2010-137-VS	13.63%	#I/F	12/25/2040	47,896
2,491,242	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,635,699
130,267	Federal National Mortgage Association, Series 2010-31-SA	4.55%	#I/FI/O	04/25/2040	12,339
170,994	Federal National Mortgage Association, Series 2010-34-PS	4.48%	#I/FI/O	04/25/2040	14,714
305,282	Federal National Mortgage Association, Series 2010-35-SP	5.90%	#I/FI/O	04/25/2050	46,796
117,770	Federal National Mortgage Association, Series 2010-35-SV	6.00%	#I/FI/O	04/25/2040	14,789
4,024,410	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	4,400,507
327,276	Federal National Mortgage Association, Series 2010-59-PS	6.00%	#I/FI/O	03/25/2039	29,122
419,355	Federal National Mortgage Association, Series 2010-59-SC	4.55%	#I/FI/O	01/25/2040	45,776
2,029,564	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	2,192,726
397,187	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	446,039
915,923	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	991,275
449,427	Federal National Mortgage Association, Series 2010-90-GS	5.55%	#I/FI/O	08/25/2040	57,762
57,791	Federal National Mortgage Association, Series 2010-99-SG	22.72%	#I/F	09/25/2040	104,748
7,292,558	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	7,625,703
15,590,712	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	16,703,916
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,629,291
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	1,083,562
2,178,442	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	2,377,721
2,220,868	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	2,235,633
23,584,293	Federal National Mortgage Association, Series 2013-45-LZ	3.00%		05/25/2043	24,444,954
30,283,728	Federal National Mortgage Association, Series 2013-6-ZB	3.00%		02/25/2043	30,354,849
15,554,449	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	16,218,434
24,264,977	Federal National Mortgage Association, Series 2014-70-VZ	3.00%		11/25/2044	24,324,566
8,122,385	Federal National Mortgage Association, Series 2014-73-CZ	3.00%		11/25/2044	8,144,788
39,332,513	Federal National Mortgage Association, Series 2015-09-HA	3.00%		01/25/2045	41,309,554
6,348,000	Federal National Mortgage Association, Series 2016-M3	2.70%		02/25/2026	6,639,598
555,589	Federal National Mortgage Association, Series 2016-400-S4	5.00%	#I/FI/O	11/25/2039	71,325
237,323	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	265,031
204,258	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	227,665
1,554,411	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	1,732,656
836,354	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	932,261
1,199,366	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	1,336,395
234,696	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	264,101
1,436,712	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	1,632,783
1,372,982	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	1,532,722
1,256,473	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	1,360,570
130,073	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	137,077
17,735,356	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	18,451,329
44,967	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	47,875
35,412	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	38,885
1,755,732	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	1,901,749
37,072,698	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	38,517,976
979,590	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	1,068,964
89,414	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	99,861
708,613	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	773,318
42,377	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	45,841
23,975,858	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	24,914,104
24,779,373	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%		05/01/2046	25,774,080
14,952,267	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	15,976,880
13,505,616	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	13,860,659
723,200	Government National Mortgage Association, Pool 752494	5.50%		09/20/2039	797,504
271,875	Government National Mortgage Association, Series 2003-67-SP	6.65%	#I/FI/O	08/20/2033	75,176
254,568	Government National Mortgage Association, Series 2008-82-SM	5.60%	#I/FI/O	09/20/2038	45,241
3,324,862	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	3,665,166
3,804,511	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	4,190,988
4,047,081	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	4,401,383
4,904,900	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	5,425,297
12,372,056	Government National Mortgage Association, Series 2010-113-SM	5.60%	#I/FI/O	09/20/2040	1,950,479
117,882	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	133,227
7,183,450	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	7,790,320
8,390,271	Government National Mortgage Association, Series 2011-70-WS	8.80%	#I/F	12/20/2040	9,822,248
12,564,901	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	13,943,710
25,398,028	Government National Mortgage Association, Series 2013-117-MS	5.70%	#I/FI/O	02/20/2043	3,143,440
11,204,195	Government National Mortgage Association, Series 2013-122-SB	5.66%	#I/FI/O	08/16/2043	1,680,838
53,467,591	Government National Mortgage Association, Series 2013-169-SE	5.61%	#I/FI/O	11/16/2043	8,066,832
17,619,798	Government National Mortgage Association, Series 2014-102-TS	5.15%	#I/FI/O	07/20/2044	2,405,051
14,531,545	Government National Mortgage Association, Series 2014-118-PS	5.75%	#I/FI/O	08/20/2044	2,180,986
12,715,103	Government National Mortgage Association, Series 2014-118-SA	5.75%	#I/FI/O	08/20/2044	1,967,510

Total US Government / Agency Mortgage Backed Obligations (Cost $1,078,325,610)					1,134,473,955

US Government and Agency Obligations - 26.5%
181,950,000	United States Treasury Bonds	2.75%		11/15/2042	200,376,076
110,400,000	United States Treasury Bonds	3.00%		11/15/2044	127,065,653
75,000,000	United States Treasury Notes	0.50%		09/30/2016	75,030,675
88,600,000	United States Treasury Notes	0.50%		11/30/2016	88,653,249
79,600,000	United States Treasury Notes	0.50%		01/31/2017	79,638,049
224,100,000	United States Treasury Notes	0.75%		10/31/2017	224,699,692
23,200,000	United States Treasury Notes	1.00%		05/15/2018	23,379,429
6,950,000	United States Treasury Notes	1.00%		11/30/2019	6,997,642
242,000,000	United States Treasury Notes	2.00%		11/30/2020	252,965,504
184,000,000	United States Treasury Notes	2.25%		03/31/2021	194,763,264
10,550,000	United States Treasury Notes	1.88%		11/30/2021	10,991,570
86,500,000	United States Treasury Notes	1.75%		03/31/2022	89,410,898
145,300,000	United States Treasury Notes	2.50%		05/15/2024	157,894,604
6,600,000	United States Treasury Notes	2.38%		08/15/2024	7,108,147
152,700,000	United States Treasury Notes	2.25%		11/15/2024	162,977,474
147,900,000	United States Treasury Notes	2.00%		02/15/2025	154,809,740

Total US Government and Agency Obligations (Cost $1,787,737,686)					1,856,761,666

Affiliated Mutual Funds - 4.1%
14,912,123	DoubleLine Global Bond Fund (Class I)				158,664,992
7,389,163	DoubleLine Infrastructure Income Fund (Class I)				75,295,566
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				54,550,000

Total Affiliated Mutual Funds (Cost $277,500,000)					288,510,558

Short Term Investments - 4.3%
100,855,749	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		100,855,749
100,855,750	Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		100,855,750
100,855,749	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿		100,855,749

Total Short Term Investments (Cost $302,567,248)					302,567,248

Total Investments - 99.6% (Cost $6,841,353,931)					6,974,344,459
Other Assets in Excess of Liabilities - 0.4%					26,371,533

NET ASSETS - 100.0%					$7,000,715,992

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $1,102,021,194 or 15.7% of net assets.

#	Variable rate security. Rate disclosed as of June 30, 2016.

†	Perpetual Maturity

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

¥	Illiquid security. At June 30, 2016, the value of these securities amounted to $59,182,892 or 0.8% of net assets.

¿	Seven-day yield as of June 30, 2016

~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$6,849,531,230

Gross Tax Unrealized Appreciation	213,723,863
Gross Tax Unrealized Depreciation	(88,910,634)

Net Tax Unrealized Appreciation (Depreciation)	$124,813,229

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	26.5%
US Government / Agency Mortgage Backed Obligations	16.2%
US Corporate Bonds	13.7%
Foreign Corporate Bonds	12.2%
Non-Agency Residential Collateralized Mortgage Obligations	8.2%
Non-Agency Commercial Mortgage Backed Obligations	6.3%
Short Term Investments	4.3%
Affiliated Mutual Funds	4.1%
Collateralized Loan Obligations	3.6%
Bank Loans	2.3%
Asset Backed Obligations	1.8%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.2%
Municipal Bonds	0.2%
Other Assets and Liabilities	0.4%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	26.5%
US Government / Agency Mortgage Backed Obligations	16.2%
Non-Agency Residential Collateralized Mortgage Obligations	8.2%
Non-Agency Commercial Mortgage Backed Obligations	6.3%
Banking	6.1%
Short Term Investments	4.3%
Affiliated Mutual Funds	4.1%
Collateralized Loan Obligations	3.6%
Oil & Gas	2.6%
Asset Backed Obligations	1.8%
Transportation	1.8%
Telecommunications	1.7%
Utilities	1.7%
Technology	1.5%
Pharmaceuticals	1.3%
Healthcare	0.9%
Electronics/Electric	0.9%
Media	0.8%
Finance	0.8%
Mining	0.7%
Financial Intermediaries	0.7%
Retailers (other than Food/Drug)	0.6%
Automotive	0.5%
Food Products	0.5%
Consumer Products	0.5%
Beverage and Tobacco	0.5%
Chemicals/Plastics	0.4%
Energy	0.4%
Real Estate	0.4%
Food/Drug Retailers	0.4%
Containers and Glass Products	0.3%
Business Equipment and Services	0.3%
Insurance	0.3%
Pulp & Paper	0.3%
Aerospace & Defense	0.3%
Leisure	0.3%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.2%
Municipal Bonds	0.2%
Industrial Equipment	0.2%
Conglomerates	0.2%
Building and Development (including Steel/Metals)	0.1%
Environmental Control	0.1%
Computers & Electronics	0.1%
Hotels/Motels/Inns and Casinos	0.0%	~
Cosmetics/Toiletries	0.0%	~
Health Care Providers & Services	0.0%	~
Semiconductors & Semiconductor Equipment	0.0%	~
Construction	0.0%	~
Other Assets and Liabilities	0.4%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	87.1%
Mexico	1.9%
Chile	1.2%
Colombia	1.2%
Peru	1.1%
India	0.8%
Brazil	0.6%
United Kingdom	0.6%
Panama	0.5%
Singapore	0.5%
Israel	0.5%
Guatemala	0.5%
Canada	0.4%
Australia	0.3%
Paraguay	0.3%
Costa Rica	0.3%
Malaysia	0.2%
Dominican Republic	0.2%
Netherlands	0.2%
Indonesia	0.2%
Jamaica	0.2%
Japan	0.2%
Trinidad & Tobago	0.2%
France	0.1%
Hong Kong	0.1%
China	0.1%
Luxembourg	0.1%
Barbados	0.0%	~
El Salvador	0.0%	~
Germany	0.0%	~
Other Assets and Liabilities	0.4%

	100.0%

DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 97.6%
Brazil - 6.6%
10,000,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	7,800,000
1,300,000	BR Malls International Finance Ltd.	8.50%	†	11/07/2016	1,287,000
2,700,000	Braskem Finance Company	7.13%		07/22/2041	2,572,020
4,500,000	CIMPOR Financial Operations B.V.	5.75%	^	07/17/2024	3,363,750
2,200,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	1,644,500
7,631,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	7,287,605
1,500,000	Eldorado International Finance GMBH	8.63%	^	06/16/2021	1,459,275
2,000,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	2,030,000
2,000,000	GTL Trade Finance, Inc.	5.89%	^	04/29/2024	1,773,400
6,575,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	5,013,437
3,600,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	3,682,800
7,600,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	7,714,000
4,100,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	4,161,500
11,000,000	OAS Financial Ltd.	8.88%	#^†Ω	04/25/2018	181,500
4,900,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	2,156,000
3,500,000	Odebrecht Finance Ltd.	7.50%	†	09/29/2049	1,732,500

					53,859,287

Chile - 12.4%
1,000,000	Banco de Credito e Inversiones	4.00%		02/11/2023	1,055,659
550,000	Cencosud S.A.	6.63%		02/12/2045	538,353
8,200,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	7,677,250
18,500,000	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	18,245,162
13,650,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	12,784,877
2,000,000	GNL Quintero S.A.	4.63%		07/31/2029	2,049,992
19,417,161	Guanay Finance Ltd.	6.00%		12/15/2020	19,368,618
10,300,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	10,029,625
1,000,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	1,055,000
1,000,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	977,500
5,900,000	SUAM Finance B.V.	4.88%		04/17/2024	6,136,000
11,883,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	11,972,122
9,750,000	VTR Finance B.V.	6.88%		01/15/2024	9,744,930

					101,635,088

Colombia - 13.0%
5,100,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	4,157,010
8,900,000	Avianca Holdings S.A.	8.38%		05/10/2020	7,254,390
715,000	Banco de Bogota S.A.	5.38%		02/19/2023	725,725
3,000,000	Banco de Bogota S.A.	6.25%	^	05/12/2026	3,060,000
756,000	Banco de Bogota S.A.	6.25%		05/12/2026	771,120
4,000,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	3,940,000
5,300,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	5,525,250
5,000,000	Bancolombia S.A.	6.13%		07/26/2020	5,375,000
1,750,000	BBVA Colombia S.A.	4.88%	^	04/21/2025	1,736,875
4,530,000	Ecopetrol S.A.	4.13%		01/16/2025	4,109,616
1,810,000	Ecopetrol S.A.	7.38%		09/18/2043	1,810,000
17,870,000	Ecopetrol S.A.	5.88%		05/28/2045	15,600,510
8,500,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	8,893,125
8,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	7,850,000
10,000,000	GrupoSura Finance S.A.	5.70%		05/18/2021	10,760,000
4,110,000	GrupoSura Finance S.A.	5.50%	^	04/29/2026	4,289,812
250,000	Oleoducto Central S.A.	4.00%		05/07/2021	244,875
14,600,000	Pacific Rubiales Energy Corporation	5.13%	Ω	03/28/2023	2,774,000
4,000,000	Pacific Rubiales Energy Corporation	5.63%	^Ω	01/19/2025	760,000
2,000,000	Pacific Rubiales Energy Corporation	5.63%	Ω	01/19/2025	380,000
935,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	979,412
15,000,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	15,712,500

					106,709,220

Costa Rica - 3.3%
4,889,000	Banco de Costa Rica	5.25%		08/12/2018	5,017,336
11,970,000	Banco Nacional De Costa Rica	5.88%	^	04/25/2021	12,364,412
3,600,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	3,744,000
5,900,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	6,136,000

					27,261,748

Dominican Republic - 1.9%
7,500,000	AES Andres B.V.	7.95%	^	05/11/2026	7,828,125
1,800,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,809,000
6,098,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	6,128,490

					15,765,615

El Salvador - 0.8%
7,200,000	AES El Salvador Trust	6.75%		03/28/2023	6,228,000

					6,228,000

Guatemala - 4.9%
6,000,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	6,237,000
5,000,000	Agromercantil Senior Trust	6.25%		04/10/2019	5,197,500
2,500,000	Bantrab Senior Trust	9.00%		11/14/2020	2,230,000
1,730,000	Cementos Progreso Trust	7.13%		11/06/2023	1,833,800
6,000,000	Comcel Trust	6.88%	^	02/06/2024	5,880,000
5,500,000	Comcel Trust	6.88%		02/06/2024	5,390,000
5,900,000	Industrial Senior Trust	5.50%	^	11/01/2022	5,811,500
8,000,000	Industrial Senior Trust	5.50%		11/01/2022	7,880,000

					40,459,800

Hong Kong - 0.6%
2,000,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	2,065,000
2,500,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	2,643,875

					4,708,875

India - 5.4%
11,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	10,958,354
1,405,000	Bharat Petrol Corporation Ltd.	4.00%		05/08/2025	1,430,818
753,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	814,219
4,500,000	Bharti Airtel Ltd.	4.38%		06/10/2025	4,727,070
2,300,000	Export-Import Bank of India	3.13%		07/20/2021	2,338,808
1,500,000	Oil India Ltd.	5.38%		04/17/2024	1,655,670
9,500,000	ONGC Videsh Ltd.	3.75%		05/07/2023	9,720,419
4,177,000	Reliance Industries Ltd.	5.88%	†	02/05/2018	4,260,331
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	643,590
5,400,000	Vedanta Resources PLC	8.25%		06/07/2021	4,468,500
4,400,000	Vedanta Resources PLC	7.13%	^	05/31/2023	3,355,000

					44,372,779

Indonesia - 2.0%
4,200,000	Freeport-McMoRan Copper & Gold, Inc.	4.00%		11/14/2021	3,851,274
3,800,000	Freeport-McMoRan Copper & Gold, Inc.	3.88%		03/15/2023	3,344,000
12,000,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	9,690,000

					16,885,274

Israel - 3.1%
13,000,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	13,503,750
4,440,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	4,600,950
6,660,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	7,069,590

					25,174,290

Jamaica - 1.8%
500,000	Digicel Ltd.	7.00%		02/15/2020	467,500
7,500,000	Digicel Ltd.	7.13%	^	04/01/2022	5,615,625
12,000,000	Digicel Ltd.	7.13%		04/01/2022	8,985,000

					15,068,125

Malaysia - 2.0%
6,600,000	Axiata SPV2 BHD	3.47%		11/19/2020	6,891,773
1,500,000	IOI Investment BHD	4.38%		06/27/2022	1,566,207
8,000,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	8,104,824

					16,562,804

Mexico - 14.7%
2,279,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	2,284,698
1,945,000	Banco Nacional de Comercio Exterior S.N.C.	4.38%		10/14/2025	2,034,665
9,500,000	Banco Santander	5.95%	#	01/30/2024	10,022,500
2,800,000	BBVA Bancomer S.A.	6.50%		03/10/2021	3,087,000
6,000,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	6,000,000
5,000,000	BBVA Bancomer S.A.	5.35%	#^	11/12/2029	4,962,500
6,850,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	6,798,625
1,000,000	Comision Federal de Electricidad	6.13%		06/16/2045	1,070,000
500,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	517,500
5,801,460	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	5,801,460
8,943,917	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	8,943,917
1,000,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	1,055,000
8,407,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	8,343,947
8,500,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	8,691,250
7,104,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	7,263,840
1,500,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	1,526,250
12,217,622	Mexico Generadora de Energia	5.50%		12/06/2032	11,805,277
1,500,000	Petroleos Mexicanos	5.50%		01/21/2021	1,591,710
2,000,000	Petroleos Mexicanos	4.50%		01/23/2026	1,929,800
6,000,000	Petroleos Mexicanos	6.38%		01/23/2045	6,060,000
957,000	Petroleos Mexicanos	6.63%	†	09/29/2049	949,822
2,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	2,007,500
6,834,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	4,612,950
7,200,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	4,554,000
2,800,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	2,746,800
6,200,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	6,082,200

					120,743,211

Panama - 5.6%
9,700,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	10,185,000
1,300,000	Aeropuerto Internacional de Tocumen S.A.	5.63%	^	05/18/2036	1,306,500
3,850,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	3,878,875
13,890,498	ENA Norte Trust	4.95%		04/25/2023	14,203,034
9,000,000	Global Bank Corporation	5.13%	^	10/30/2019	9,315,000
7,000,000	Global Bank Corporation	5.13%		10/30/2019	7,245,000

					46,133,409

Paraguay - 3.0%
6,910,000	Banco Continental SAECA	8.88%		10/15/2017	7,039,563
900,000	Banco Regional SAECA	8.13%	^	01/24/2019	948,375
8,340,000	Banco Regional SAECA	8.13%		01/24/2019	8,788,275
400,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	404,000
7,600,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	7,676,000

					24,856,213

Peru - 12.3%
10,410,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	10,878,450
9,390,000	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	9,812,550
3,900,000	Ajecorp B.V.	6.50%		05/14/2022	1,608,750
1,000,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	1,067,500
5,818,000	Camposol S.A.	10.50%	^	07/15/2021	4,887,120
7,500,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	7,828,125
6,300,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	5,846,400
2,900,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	3,059,500
1,900,000	Inkia Energy Ltd.	8.38%		04/04/2021	2,004,500
2,000,000	Intercorp Peru Ltd.	5.88%		02/12/2025	2,000,000
2,000,000	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	2,100,000
5,300,000	Minsur S.A.	6.25%		02/07/2024	5,406,000
20,632,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	16,318,880
4,100,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	3,121,125
2,730,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	2,078,213
2,000,000	Southern Copper Corporation	7.50%		07/27/2035	2,221,856
4,800,000	Southern Copper Corporation	6.75%		04/16/2040	4,981,656
7,000,000	Southern Copper Corporation	5.25%		11/08/2042	6,242,845
2,440,000	Southern Copper Corporation	5.88%		04/23/2045	2,301,130
8,138,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	7,405,580

					101,170,180

Singapore - 3.8%
10,500,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	10,999,422
10,500,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	10,880,625
9,000,000	United Overseas Bank Ltd.	3.50%	#	09/16/2026	9,194,895

					31,074,942

Trinidad & Tobago - 0.4%
3,000,000	National Gas Company of Trinidad and Tobago Ltd.	6.05%		01/15/2036	3,120,000

					3,120,000

Total Foreign Corporate Bonds (Cost $854,832,498)					801,788,860

Short Term Investments - 0.9%
2,383,938	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		2,383,938
2,383,938	Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		2,383,938
2,383,938	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿		2,383,938

Total Short Term Investments (Cost $7,151,814)					7,151,814

Total Investments - 98.5% (Cost $861,984,312)					808,940,674
Other Assets in Excess of Liabilities - 1.5%					12,360,069

NET ASSETS - 100.0%					$821,300,743

#	Variable rate security. Rate disclosed as of June 30, 2016.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $201,854,778 or 24.6% of net assets.

†	Perpetual Maturity

¿	Seven-day yield as of June 30, 2016

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$862,732,174

Gross Tax Unrealized Appreciation	11,150,916
Gross Tax Unrealized Depreciation	(64,942,416)

Net Tax Unrealized Appreciation (Depreciation)	$(53,791,500)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	14.7%
Colombia	13.0%
Chile	12.4%
Peru	12.3%
Brazil	6.6%
Panama	5.6%
India	5.4%
Guatemala	4.9%
Singapore	3.8%
Costa Rica	3.3%
Israel	3.1%
Paraguay	3.0%
Indonesia	2.0%
Malaysia	2.0%
Dominican Republic	1.9%
Jamaica	1.8%
United States	0.9%
El Salvador	0.8%
Hong Kong	0.6%
Trinidad & Tobago	0.4%
Other Assets and Liabilities	1.5%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	23.1%
Utilities	13.8%
Transportation	13.7%
Oil & Gas	12.0%
Mining	7.4%
Finance	7.2%
Telecommunications	6.6%
Consumer Products	4.4%
Chemicals/Plastics	2.5%
Building and Development (including Steel/Metals)	1.7%
Media	1.4%
Retailers (other than Food/Drug)	1.0%
Short Term Investments	0.9%
Conglomerates	0.6%
Food/Drug Retailers	0.6%
Construction	0.5%
Technology	0.3%
Beverage and Tobacco	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Pulp & Paper	0.2%
Real Estate	0.2%
Other Assets and Liabilities	1.5%

100.0%

DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.3%
380,268	AVANT Loans Funding Trust, Series 2015-A-A	4.00%	^	08/16/2021	382,171
1,000,000	AVANT Loans Funding Trust, Series 2015-A-B	6.00%	^	08/16/2021	1,000,311
258,161	Citi Held For Asset Issuance, Series 2015-PM1-A	1.85%	^	12/15/2021	257,640
1,000,000	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	982,908
500,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	465,409
298,080	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	296,214

Total Asset Backed Obligations (Cost $3,435,887)					3,384,653

Collateralized Loan Obligations - 3.5%
1,000,000	Brookside Mill Ltd., Series 2013-1A-E	5.03%	#^	04/17/2025	656,474
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	6.81%	#^@	04/17/2025	408,703
177,065	Carlyle High Yield Partners Ltd., Series 2006-8A-A2A	0.89%	#^	05/21/2021	176,413
1,000,000	Cent Ltd., Series 2013-18A-D	4.09%	#^	07/23/2025	900,343
1,000,000	Cent Ltd., Series 2013-18A-E	5.24%	#^	07/23/2025	785,859
1,000,000	Cent Ltd., Series 2013-18A-SUB	7.58%	#^@	07/23/2025	515,583
500,000	Cent Ltd., Series 2014-22A-C	4.38%	#^	11/07/2026	427,500
500,000	Madison Park Funding Ltd., Series 2014-13A-D	3.98%	#^	01/19/2025	461,054
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.28%	#^	11/14/2026	467,500
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.23%	#^	11/14/2026	435,250

Total Collateralized Loan Obligations (Cost $6,825,934)					5,234,679

Municipal Bonds - 1.1%
2,500,000	Commonwealth of Puerto Rico General Obligation	8.00%		07/01/2035	1,671,875

Total Municipal Bonds (Cost $2,249,008)					1,671,875

Non-Agency Residential Collateralized Mortgage Obligations - 7.3%
256,742	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.32%	#	03/25/2036	188,012
480,719	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	303,356
45,867	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	38,932
2,809,139	BCAP LLC Trust, Series 2009-RR4-1A2	6.27%	#^	06/26/2037	1,444,328
276,897	ChaseFlex Trust, Series 2007-M1-2F4	4.40%	#	08/25/2037	232,213
58,643	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	58,366
214,842	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	222,239
290,143	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	250,105
112,234	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	92,284
829,469	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	298,316
23,957	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	27.81%	#I/F	08/25/2037	40,901
16,575	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	26.59%	#I/F	09/25/2037	26,739
263,986	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	212,283
13,918	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	11,968
166,440	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	149,107
47,115	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	38,130
331,978	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	#^	04/26/2037	320,810
160,722	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.51%	#^I/F	04/15/2036	181,369
313,951	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.51%	#^I/F	04/15/2036	352,335
61,949	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	45,737
1,658,042	GreenPoint Mortgage Funding Trust, Series 2005-AR3	0.71%	#	08/25/2045	1,069,320
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	174,401
146,236	GSR Mortgage Loan Trust, Series 2006-2F-2A20	10.64%	#I/F	02/25/2036	155,991
36,398	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	33,190
559,252	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	448,776
169,697	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	128,381
297,000	Lavender Trust, Series 2010-R12A-A3	6.00%	^	06/26/2037	298,048
91,043	Lehman Mortgage Trust, Series 2006-4-1A3	4.95%	#I/FI/O	08/25/2036	18,094
5,690	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	4,792
48,069	Lehman Mortgage Trust, Series 2007-5-11A1	5.36%	#	06/25/2037	34,316
232,391	Lehman XS Trust, Series 2005-1-3A3A	5.11%	#	07/25/2035	214,427
351,616	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	301,454
1,910,467	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR	0.70%	#	06/25/2036	1,021,884
329,104	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	267,307
257,851	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	218,341
4,635	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	3,763
258,650	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	225,481
52,682	Residential Accredit Loans, Inc., Series 2006-QS7-A4	0.85%	#	06/25/2036	33,355
158,047	Residential Accredit Loans, Inc., Series 2006-QS7-A5	5.15%	#I/FI/O	06/25/2036	31,828
98,461	Residential Accredit Loans, Inc., Series 2006-QS8-A4	0.90%	#	08/25/2036	62,577
295,384	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.10%	#I/FI/O	08/25/2036	61,138
321,271	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1	1.32%	#	02/25/2034	308,965
25,620	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	23,573
626,232	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	492,781
501,240	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	339,714
416,689	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	349,429
320,587	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.64%	#	10/25/2036	211,954

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $11,130,692)					11,040,810

US Government / Agency Mortgage Backed Obligations - 3.8%
72,903	Federal Home Loan Mortgage Corporation, Series 3261-SA	5.99%	#I/FI/O	01/15/2037	14,543
60,161	Federal Home Loan Mortgage Corporation, Series 3317-DS	13.89%	#I/F	05/15/2037	80,933
151,919	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.61%	#I/FI/O	08/15/2037	27,045
125,008	Federal Home Loan Mortgage Corporation, Series 3384-S	5.95%	#I/FI/O	11/15/2037	16,553
211,736	Federal Home Loan Mortgage Corporation, Series 3384-SG	5.87%	#I/FI/O	08/15/2036	31,896
139,249	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.74%	#I/FI/O	02/15/2038	20,264
186,582	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.21%	#I/FI/O	03/15/2038	21,033
1,856,728	Federal Home Loan Mortgage Corporation, Series 3423-TG	0.35%	#I/FI/O	03/15/2038	13,691
199,716	Federal Home Loan Mortgage Corporation, Series 3500-SA	5.08%	#I/FI/O	01/15/2039	19,880
313,614	Federal Home Loan Mortgage Corporation, Series 3523-SM	5.56%	#I/FI/O	04/15/2039	49,218
54,683	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.51%	#I/FI/O	08/15/2039	6,316
328,729	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.01%	#I/FI/O	09/15/2040	35,652
269,107	Federal Home Loan Mortgage Corporation, Series 3758-S	5.59%	#I/FI/O	11/15/2040	41,677
80,553	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	90,666
11,595	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.02%	#I/F	12/15/2040	11,880
315,476	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.41%	#I/FI/O	02/15/2041	51,013
119,178	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.53%	#I/FI/O	07/15/2041	17,035
416,991	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	526,514
135,645	Federal National Mortgage Association, Series 2006-101-SA	6.13%	#I/FI/O	10/25/2036	27,976
70,852	Federal National Mortgage Association, Series 2006-123-LI	5.87%	#I/FI/O	01/25/2037	14,651
490,457	Federal National Mortgage Association, Series 2007-39-AI	5.67%	#I/FI/O	05/25/2037	89,769
231,306	Federal National Mortgage Association, Series 2007-57-SX	6.17%	#I/FI/O	10/25/2036	36,583
14,922	Federal National Mortgage Association, Series 2009-49-S	6.30%	#I/FI/O	07/25/2039	2,985
383,481	Federal National Mortgage Association, Series 2009-86-CI	5.35%	#I/FI/O	09/25/2036	51,026
157,725	Federal National Mortgage Association, Series 2009-90-IA	5.30%	#I/FI/O	03/25/2037	20,650
150,976	Federal National Mortgage Association, Series 2009-90-IB	5.27%	#I/FI/O	04/25/2037	18,055
384,565	Federal National Mortgage Association, Series 2010-39-SL	5.22%	#I/FI/O	05/25/2040	51,802
198,821	Federal National Mortgage Association, Series 2011-5-PS	5.95%	#I/FI/O	11/25/2040	21,298
354,306	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	405,385
1,096,787	Federal National Mortgage Association, Series 2013-53-ZC	3.00%		06/25/2043	1,129,626
829,635	Federal National Mortgage Association, Series 2013-55-KS	5.32%	#I/F	06/25/2043	826,792
1,024,270	Federal National Mortgage Association, Series 2013-55-VZ	3.00%		06/25/2043	1,054,648
37,549	Government National Mortgage Association, Series 2009-6-SM	5.50%	#I/FI/O	02/20/2038	6,824
598,621	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	649,193
250,000	Government National Mortgage Association, Series 2011-7-LS	8.98%	#I/F	12/20/2040	297,746

Total US Government / Agency Mortgage Backed Obligations (Cost $5,106,509)					5,780,818

US Government and Agency Obligations - 1.1%
1,275,000	United States Treasury Bonds	3.75%		08/15/2041	1,665,344

Total US Government and Agency Obligations (Cost $1,571,617)					1,665,344

Real Estate Investment Trusts - 3.3%
240,000	Annaly Capital Management, Inc.				2,656,800
148,747	Chimera Investment Corporation				2,335,328

Total Real Estate Investment Trusts (Cost $4,638,027)					4,992,128

Affiliated Mutual Funds - 24.9%
578,000	DoubleLine Core Fixed Income Fund (Class I)				6,404,237
199,203	DoubleLine Flexible Income Fund (Class I)				1,926,295
2,663,622	DoubleLine Total Return Bond Fund (Class I)				29,113,388

Total Affiliated Mutual Funds (Cost $38,297,852)					37,443,920

Exchange Traded Funds and Common Stocks - 18.5%
106,000	iShares MSCI Canada Index Fund				2,598,060
230,000	iShares MSCI Emerging Markets Index Fund				7,902,800
55,000	iShares MSCI Hong Kong Index Fund				1,076,900
38,750	iShares MSCI Singapore Index Fund				421,212
18,000	iShares MSCI Sweden Index Fund				492,300
62,000	iShares MSCI Switzerland Capped Index Fund				1,838,300
170,500	iShares MSCI United Kingdom Index Fund				2,620,585
42,500	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.				325,975
70,000	SPDR Barclays International Treasury Bond ETF *				4,001,200
25,600	Stone Harbor Emerging Markets Income Fund				363,008
37,500	Templeton Emerging Markets Income Fund				392,625
60,000	VanEck Vectors Gold Miners ETF				1,662,000
38,500	Vanguard REIT ETF				3,413,795
25,300	Western Asset Emerging Markets Debt Fund, Inc.				389,114
36,400	Western Asset Emerging Markets Income Fund, Inc.				394,576

Total Exchange Traded Funds and Common Stocks (Cost $28,712,923)					27,892,450

Short Term Investments - 31.3%
15,429,861	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		15,429,861
3,423,436	Dreyfus Government Cash Management - Institutional Shares	0.25%	¿		3,423,436
12,060,879	Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		12,060,879
16,231,315	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿‡		16,231,315

Total Short Term Investments (Cost $47,145,491)					47,145,491

Total Investments - 97.1% (Cost $149,113,940)					146,252,168
Other Assets in Excess of Liabilities - 2.9%					4,425,706

NET ASSETS - 100.0%					$150,677,874

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $11,739,915 or 7.8% of net assets.

#	Variable rate security. Rate disclosed as of June 30, 2016.

@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of June 30, 2016.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

I/O	Interest only security

*	Non-Income Producing

¿	Seven-day yield as of June 30, 2016

‡	All or a portion of security has been pledged as collateral in connection with swaps.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$151,421,645

Gross Tax Unrealized Appreciation	4,235,532
Gross Tax Unrealized Depreciation	(9,405,009)

Net Tax Unrealized Appreciation (Depreciation)	$(5,169,477)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	31.3%
Affiliated Mutual Funds	24.9%
Exchange Traded Funds and Common Stocks	18.5%
Non-Agency Residential Collateralized Mortgage Obligations	7.3%
US Government / Agency Mortgage Backed Obligations	3.8%
Collateralized Loan Obligations	3.5%
Real Estate Investment Trusts	3.3%
Asset Backed Obligations	2.3%
Municipal Bonds	1.1%
US Government and Agency Obligations	1.1%
Other Assets and Liabilities	2.9%

100.0%

Futures Contracts - Long
Contracts	Security Description			Expiration Month/Year	Unrealized Appreciation (Depreciation)
26	Gold Future			08/2016	$284,989
118	E-mini S&P 500 Future			09/2016	165,329
248	mini MSCI Emerging Markets Index Future			09/2016	381,428
34	FTSE 100 Index Future			09/2016	59,683

					$891,429

Futures Contracts - Short
Contracts	Security Description			Expiration Month/Year	Unrealized Appreciation (Depreciation)
32	Ultra 10 Year US Treasury Note Future			09/2016	$(5,564)

					$(5,564)

Total Return Swaps - Long
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
S&P GSCI Soybeans Official Close Index	Morgan Stanley	0.25%	575,000	07/07/2016	$-
S&P GSCI Copper Official Close Index	Morgan Stanley	0.25%	575,000	07/07/2016	-
S&P GSCI Natural Gas Official Close Index	Morgan Stanley	0.15%	575,000	07/07/2016	-
S&P GSCI Zinc Official Close Index	Morgan Stanley	0.25%	575,000	07/07/2016	-
S&P GSCI Sugar Official Close Index	Morgan Stanley	0.20%	575,000	07/07/2016	-
S&P GSCI Cocoa Official Close Index	Morgan Stanley	0.25%	575,000	07/07/2016	-
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	31,300,000	04/28/2017	621,488

					$621,488

Total Return Swaps - Short
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
S&P GSCI Kansas Wheat Official Close Index	Morgan Stanley	0.25%	575,000	07/07/2016	$-
S&P GSCI Brent Crude Official Close Index	Morgan Stanley	0.15%	575,000	07/07/2016	-
S&P GSCI Wheat Official Close Index	Morgan Stanley	0.25%	575,000	07/07/2016	-
S&P GSCI Heating Oil Official Close Index	Morgan Stanley	0.20%	575,000	07/07/2016	-
S&P GSCI GasOil Official Close Index	Morgan Stanley	0.15%	575,000	07/07/2016	-
S&P GSCI Crude Oil Official Close Index	Morgan Stanley	0.15%	575,000	07/07/2016	-
S&P 500 Equal Weight Consumer Discretionary Index	JP Morgan Securities LLC	0.15%	7,600,000	09/29/2016	(67,144)

					$(67,144)

¤	Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index that invests primarily in equity securities of companies in the relevant sector. At June 30, 2016, the four sector constituents and their weightings were as follows: Consumer Staples 25.8%, Industrial 24.9%, Healthcare 24.7% and Technology 24.6%.

Forward Currency Exchange Contracts
Settlement Date	Currency to be Delivered		U.S. Value	Currency to be Received		U.S. Value	Counterparty	Unrealized Appreciation (Depreciation)
09/15/2016	3,537,034	Euro	$3,936,548	3,945,837	U.S. Dollars	$3,945,837	Bank of America Merrill Lynch	$9,289
09/15/2016	4,054,895	U.S. Dollars	4,054,895	3,537,034	Euro	3,936,548	Bank of America Merrill Lynch	(118,347)
09/15/2016	5,130,682	U.S. Dollars	5,130,682	4,473,755	Euro	4,979,074	BNP Paribas	(151,608)
09/15/2016	4,473,755	Euro	4,979,074	4,988,525	U.S. Dollars	4,988,525	BNP Paribas	9,451
09/15/2016	272,587,500	Japanese Yen	2,646,795	2,664,337	U.S. Dollars	2,664,337	JP Morgan Securities LLC	17,542
09/15/2016	2,515,299	U.S. Dollars	2,515,299	272,587,500	Japanese Yen	2,646,795	JP Morgan Securities LLC	131,496
09/15/2016	1,177,375	U.S. Dollars	1,177,375	125,000,000	Japanese Yen	1,213,735	Morgan Stanley	36,360
09/15/2016	314,576,180	Japanese Yen	3,054,500	3,074,877	U.S. Dollars	3,074,877	Morgan Stanley	20,377
09/15/2016	5,146,267	U.S. Dollars	5,146,267	557,798,300	Japanese Yen	5,416,160	Morgan Stanley	269,893
09/15/2016	368,222,120	Japanese Yen	3,575,396	3,500,000	U.S. Dollars	3,500,000	Morgan Stanley	(75,396)
09/15/2016	6,710,533	Euro	7,468,499	7,500,000	U.S. Dollars	7,500,000	RBC Capital Markets LLC	31,501

			$43,685,330			$43,865,888		$180,558

DoubleLine Low Duration Bond Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.3%
12,605,321	Access Group, Inc., Series 2007-A-B	1.21%	#	02/25/2037	10,787,618
4,140,466	Access Point Funding LLC, Series 2015-A-A	2.61%	^	04/15/2020	4,144,350
899,054	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	903,924
1,357,653	Blue Elephant Loan Trust, Series 2015-1-A	3.12%	^	12/15/2022	1,358,189
1,918,612	Consumer Credit Origination Loan Trust, Series 2015-1-A	2.82%	^	03/15/2021	1,918,811
5,000,000	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥	10/15/2019	4,907,310
18,522,612	Earnest Student Loan Program, Series 2016-A-A2	2.50%	^	04/25/2033	18,260,882
23,000,000	Nationstar Loan Trust, Series 2016-2-A	2.24%	^	06/25/2026	22,999,977
4,859,481	OneMain Financial Issuance Trust, Series 2014-1A-A	2.43%	^	06/18/2024	4,865,646
1,500,000	Sofi Consumer Loan Program LLC, Series 2016-1-NT	3.26%	^	08/25/2025	1,512,458
4,109,151	SoFi Professional Loan Program, Series 2013-A-A	3.75%	^	12/25/2029	4,271,951
1,414,416	SoFi Professional Loan Program, Series 2014-A-A2	3.02%	^	10/25/2027	1,437,799
5,322,031	SoFi Professional Loan Program, Series 2015-C-A2	2.51%	^	08/25/2033	5,328,150
9,460,178	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	9,596,041
18,849,499	SpringCastle America Funding LLC, Series 2014-AA-A	2.70%	^	05/25/2023	18,919,297
10,000,000	Springfield Funding Trust, Series 2015-AA-A	3.16%	^	11/15/2024	10,064,979
1,000,000	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	1,002,031
7,000,000	Westlake Automobile Receivables Trust, Series 2016-2A-B	2.30%	^	11/15/2019	7,030,236

Total Asset Backed Obligations (Cost $129,682,759)					129,309,649

Collateralized Loan Obligations - 19.9%
985,416	AB Ltd., Series 2007-1A-B	1.38%	#^	04/15/2021	992,484
7,500,000	ALM LLC, Series 2016-19A-A1	2.18%	#^	07/15/2028	7,497,046
2,500,000	ALM LLC, Series 2016-19A-A2	2.83%	#^	07/15/2028	2,508,842
10,000,000	ALM Loan Funding, Series 2012-7A-A1	2.05%	#^	10/19/2024	9,979,782
950,000	Anchorage Capital Ltd., Series 2014-4A-A1A	2.08%	#^	07/28/2026	944,157
303,230	Apidos Ltd., Series 2007-5A-A18	0.86%	#^	04/15/2021	303,628
9,975,000	Apidos Ltd., Series 2013-16A-A1	2.08%	#^	01/19/2025	9,950,540
3,710,000	Arbor Realty Ltd., Series 2015-FL2A-C	5.44%	#^	09/15/2025	3,333,005
12,923,593	ARES Ltd., Series 2007-11A-A1B	0.89%	#^	10/11/2021	12,918,145
2,403,508	ARES Ltd., Series 2007-3RA-A2	0.85%	#^	04/16/2021	2,376,592
1,371,523	Atrium Corporation, Series 5A-A2A	0.86%	#^	07/20/2020	1,370,938
3,000,000	Avery Point Ltd., Series 2014-1A-A	2.16%	#^	04/25/2026	2,989,765
1,177,699	Babson Ltd., Series 2007-1A-A2A	0.85%	#^	01/18/2021	1,180,107
910,754	Babson Ltd., Series 2007-1X-A2A	0.85%	#	01/18/2021	912,616
2,500,000	Babson Ltd., Series 2016-1A-X	1.62%	#^	04/23/2027	2,501,966
1,000,000	Birchwood Park Ltd., Series 2014-1A-C2	3.78%	#^	07/15/2026	979,961
5,000,283	BlueMountain Ltd., Series 2007-3A-A1B	0.91%	#^	03/17/2021	4,958,954
10,000,000	BlueMountain Ltd., Series 2012-2A-A1	2.06%	#^	11/20/2024	9,997,807
9,500,000	BlueMountain Ltd., Series 2014-3A-A1	2.11%	#^	10/15/2026	9,500,033
4,000,000	BlueMountain Ltd., Series 2014-4A-B1	3.07%	#^	11/30/2026	4,051,846
15,000,000	BlueMountain Ltd., Series 2015-2A-A1	2.06%	#^	07/19/2027	14,935,978
15,000,000	BlueMountain Ltd., Series 2015-3A-A1	2.11%	#^	10/20/2027	14,955,814
440,989	Bridgeport Ltd., Series 2006-1A-A1	0.88%	#^	07/21/2020	438,221
2,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-D	4.38%	#^	04/18/2025	2,085,829
779,381	Carlyle High Yield Partners Ltd., Series 2006-8A-A1	0.90%	#^	05/21/2021	772,901
6,772,723	Carlyle High Yield Partners Ltd., Series 2006-8A-A2A	0.89%	#^	05/21/2021	6,747,803
4,977,348	Carlyle High Yield Partners Ltd., Series 2006-9A-A1	0.90%	#^	08/01/2021	4,913,192
16,660,026	Carlyle High Yield Partners Ltd., Series 2007-10-A1	0.86%	#^	04/19/2022	16,282,020
7,585,841	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	0.85%	#^	04/19/2022	7,454,953
5,000,000	Catamaran Ltd., Series 2012-1A-A	2.06%	#^	12/20/2023	4,991,647
5,000,000	Catamaran Ltd., Series 2014-1A-A1	2.18%	#^	04/20/2026	4,984,849
1,250,000	Catamaran Ltd., Series 2014-1A-B	3.28%	#^	04/20/2026	1,187,006
942,852	Cent Ltd., Series 2007-14A-A1	0.87%	#^	04/15/2021	929,261
2,341,255	Cent Ltd., Series 2007-14A-A2A	0.86%	#^	04/15/2021	2,281,403
547,150	Clydesdale Ltd., Series 2006-1A-A1	0.88%	#^	12/19/2018	546,172
595,238	Cornerstone Ltd., Series 2007-1A-A1S	0.85%	#^	07/15/2021	592,696
5,000,000	Covenant Credit Partners Ltd., Series 2014-1A-A	2.11%	#^	07/20/2026	4,931,673
3,062,955	Dryden Leveraged Loan, Series 2006-11A-A1	0.88%	#^	04/12/2020	3,062,955
2,500,000	Dryden Leveraged Loan, Series 2006-16A-A2	1.01%	#^	10/20/2020	2,500,000
500,000	Dryden Senior Loan Fund, Series 2012-25A-D	4.63%	#^	01/15/2025	464,781
4,856,541	Eaton Vance Ltd., Series 2006-8A-A	0.88%	#^	08/15/2022	4,764,391
1,500,000	Eaton Vance Ltd., Series 2006-8A-B	1.28%	#^	08/15/2022	1,404,001
1,000,000	Flatiron Ltd., Series 2013-1A-A1	2.03%	#^	01/17/2026	993,720
3,382,558	Four Corners Ltd., Series 2006-2A-A	0.91%	#^	01/26/2020	3,358,370
665,822	Four Corners Ltd., Series 2006-3A-A	0.89%	#^	07/22/2020	665,071
381,059	Franklin Ltd., Series 6A-A	0.86%	#^	08/09/2019	374,705
2,500,000	Galaxy Ltd., Series 2013-15A-A	1.88%	#^	04/15/2025	2,485,727
11,500,000	Galaxy Ltd., Series 2014-18A-A	2.10%	#^	10/15/2026	11,419,522
889,083	GoldenTree Loan Opportunities Ltd., Series 2007-4A-A1B	0.86%	#^	08/18/2022	878,037
519,307	GoldenTree Loan Opportunities Ltd., Series 2007-5A-A	1.33%	#^	10/18/2021	519,367
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.83%	#^	04/17/2022	1,984,803
5,000,000	GoldenTree Loan Opportunities Ltd., Series 2014-8A-A	2.08%	#^	04/19/2026	4,978,280
9,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	3.13%	#	08/15/2023	9,045,312
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1	2.16%	#^	04/18/2026	992,296
2,250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.13%	#^	04/28/2025	1,836,640
1,000,000	Highbridge Loan Management Ltd., Series 2016-8A-X	5.33%	#^	04/20/2028	1,000,208
6,895,369	ING Ltd., Series 2012-1RA-A1R	1.86%	#^	03/14/2022	6,881,043
1,280,000	ING Ltd., Series 2012-4A-A1	2.02%	#^	10/15/2023	1,276,653
3,000,000	ING Ltd., Series 2012-4A-A2	2.88%	#^	10/15/2023	3,011,234
219,773	Inwood Park Ltd., Series 2006-1A-A1A	0.86%	#^	01/20/2021	219,909
4,000,000	Jamestown Ltd., Series 2014-4A-A1A	2.13%	#^	07/15/2026	3,953,677
2,000,000	KKR Ltd., Series 13-X	1.63%	#^	01/16/2028	1,999,864
5,365,299	Landmark Ltd., Series 2006-8A-A1	0.87%	#^	10/19/2020	5,349,495
7,752,845	LCM LP, Series 10AR-AR	1.89%	#^	04/15/2022	7,738,002
500,000	LCM LP, Series 10AR-BR	2.33%	#^	04/15/2022	500,361
500,000	LCM LP, Series 10AR-CR	3.48%	#^	04/15/2022	497,415
1,000,000	LCM LP, Series 11A-B	2.78%	#^	04/19/2022	1,002,513
25,500,000	LCM LP, Series 12A-AR	1.89%	#^	10/19/2022	25,381,532
1,000,000	LCM LP, Series 15A-C	3.76%	#^	08/25/2024	998,718
5,500,000	LCM LP, Series 16A-A	2.13%	#^	07/15/2026	5,488,371
450,755	Madison Park Funding Ltd., Series 2007-4A-A2	0.88%	#^	03/22/2021	443,114
10,000,000	Madison Park Funding Ltd., Series 2012-10A-A1A	2.00%	#^	01/20/2025	9,974,134
500,000	Madison Park Funding Ltd., Series 2014-15A-C	4.33%	#^	01/27/2026	473,750
4,750,000	Magnetite Ltd., Series 2014-9A-A1	2.06%	#^	07/25/2026	4,729,196
250,000	Magnetite Ltd., Series 2015-12A-A	2.13%	#^	04/15/2027	249,590
1,000,000	MAPS Fund Ltd., Series 2007-2A-B	1.53%	#^	07/20/2022	943,722
231,472	Mountain Capital Ltd., Series 2007-6A-A	0.87%	#^	04/25/2019	231,816
18,400,000	Mountain Hawk Ltd., Series 2014-A3-A	2.13%	#^	04/18/2025	18,241,892
12,466,151	Mountain View Ltd., Series 2006-2A-A1	0.88%	#^	01/12/2021	12,387,360
800,000	Mountain View Ltd., Series 2007-3A-A2	0.97%	#^	04/16/2021	795,960
2,512,713	Nautique Funding Ltd., Series 2006-1A-A1A	0.88%	#^	04/15/2020	2,506,934
3,000,000	Navigare Funding Ltd., Series 2007-2A-C	1.38%	#^	04/17/2021	2,944,964
3,000,000	Neuberger Berman Ltd., Series 2016-21A-X	1.62%	#^	04/20/2027	3,001,565
9,750,000	NewMark Capital Funding Ltd., Series 2013-1A-A2	1.81%	#^	06/02/2025	9,609,896
20,000,000	Northwoods Capital Corporation, Series 2012-9A-A	2.05%	#^	01/18/2024	19,967,500
3,000,000	Northwoods Capital Corporation, Series 2013-10-A1	2.04%	#^	11/04/2025	2,969,587
1,972,373	NYLIM Flatiron Ltd., Series 2006-1A-A1	0.87%	#^	08/08/2020	1,967,975
1,000,000	Oak Hill Credit Partners, Series 2012-7A-A	2.06%	#^	11/20/2023	999,936
1,153,996	Ocean Trails, Series 2006-1X-A1	0.88%	#	10/12/2020	1,146,547
8,750,000	Octagon Investment Partners 27 Ltd.	2.81%	#^	07/15/2027	8,757,400
2,006,488	Octagon Investment Partners Ltd., Series 2012-1A-AR	1.90%	#^	05/05/2023	2,006,955
3,110,000	OZLM Funding Ltd., Series 2013-5A-A1	2.13%	#^	01/17/2026	3,099,330
11,900,000	OZLM Ltd., Series 2014-6A-A1	2.18%	#^	04/17/2026	11,846,837
2,432,567	Pacifica Corporation, Series 2006-6A-A1A	0.87%	#^	08/15/2021	2,406,254
2,000,000	Palmer Square Loan Funding Ltd., Series 2016-2A-A1	1.98%	#^	06/21/2024	2,003,150
1,034,729	Prospect Park Ltd., Series 2006-1A-A	0.88%	#^	07/15/2020	1,035,827
5,000,000	Race Point Ltd., Series 2012-7A-A	2.05%	#^	11/08/2024	4,993,018
3,000,000	Regatta Funding Ltd., Series 2014-1A-A1A	2.20%	#^	10/25/2026	2,986,260
2,930,045	Silverado Ltd., Series 2006-2A-A1	0.87%	#^	10/16/2020	2,897,820
3,800,000	Slater Mill Loan Fund, Series 2012-1A-B	3.28%	#^	08/17/2022	3,773,654
3,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	2.14%	#^	10/30/2026	2,984,912
2,000,000	Steele Creek Ltd., Series 2014-1A-A1	2.25%	#^	08/21/2026	1,987,048
25,000,000	Symphony Ltd., Series 2010-10A-AR	1.91%	#^	07/23/2023	24,925,343
8,608,612	Symphony Ltd., Series 2012-8AR-AR	1.73%	#^	01/09/2023	8,581,876
10,000,000	Symphony Ltd., Series 2013-11A-A	1.93%	#^	01/17/2025	9,960,588
20,000,000	TCI-Flatiron Ltd., Series 2016-1A-A	2.21%	#^	07/17/2028	19,926,760
2,000,000	Venture Ltd., Series 2014-18A-A	2.08%	#^	10/15/2026	1,986,594
9,250,000	Venture Ltd., Series 2014-16A-A1L	2.13%	#^	04/15/2026	9,200,174
14,000,000	Venture Ltd., Series 2014-17A-A	2.11%	#^	07/15/2026	13,895,682
1,000,000	Venture Ltd., Series 2014-17A-B2	2.73%	#^	07/15/2026	986,818
10,000,000	Venture Ltd., Series 2016-23A-A	2.30%	#^	07/19/2028	10,000,000
11,111,483	Wasatch Ltd., Series 2006-1A-A1B	0.87%	#^	11/14/2022	10,808,985
5,000,000	Washington Mill Ltd., Series 2014-1A-A1	2.13%	#^	04/20/2026	4,979,254
1,000,000	Washington Mill Ltd., Series 2014-1A-B1	2.68%	#^	04/20/2026	984,790
1,000,000	Washington Mill Ltd., Series 2014-1A-C	3.63%	#^	04/20/2026	966,879
3,778,607	Westwood Ltd., Series 2006-1X-A1	0.88%	#	03/25/2021	3,724,892
2,297,005	Westwood Ltd., Series 2007-2A-A1	0.86%	#^	04/25/2022	2,262,729
2,500,000	WhiteHorse Ltd., Series 2012-1A-B1L	4.89%	#^	02/03/2025	2,246,662
5,000,000	WhiteHorse Ltd., Series 2013-1A-A1L	2.06%	#^	11/24/2025	4,972,049
3,250,000	WhiteHorse Ltd., Series 2014-1A-A	2.14%	#^	05/01/2026	3,237,768
10,000,000	Wind River Ltd., Series 2013-2A-A1	2.08%	#^	01/18/2026	9,950,068
5,000,000	Wind River Ltd., Series 2014-1A-A	2.15%	#^	04/18/2026	4,959,773
1,500,000	York Ltd., Series 2016-1A-X	1.76%	#^	07/20/2025	1,501,263
4,500,000	Zais Ltd., Series 2014-2A-A1A	2.14%	#^	07/25/2026	4,452,537

Total Collateralized Loan Obligations (Cost $595,379,839)					594,181,992

Foreign Corporate Bonds - 16.9%
7,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	6,973,498
2,000,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	2,100,000
1,450,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	1,507,275
3,550,000	Agromercantil Senior Trust	6.25%		04/10/2019	3,690,225
7,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	7,309,456
1,000,000	Banco Continental SAECA	8.88%		10/15/2017	1,018,750
9,000,000	Banco Davivienda S.A.	2.95%		01/29/2018	9,096,750
5,500,000	Banco de Bogota S.A.	5.00%		01/15/2017	5,575,779
7,562,000	Banco de Costa Rica	5.25%		08/12/2018	7,760,503
2,000,000	Banco de Credito del Peru	2.75%	^	01/09/2018	2,040,000
3,000,000	Banco de Credito del Peru	2.75%		01/09/2018	3,060,000
1,000,000	Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	985,000
8,300,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	8,175,500
2,000,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	2,045,000
2,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	2,015,000
4,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	4,030,000
3,916,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	3,925,790
7,000,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	7,157,500
2,000,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	2,065,900
1,000,000	Banco Regional SAECA	8.13%		01/24/2019	1,053,750
1,000,000	Banco Santander	4.13%		11/09/2022	1,032,500
11,100,000	Banco Santander	5.95%	#	01/30/2024	11,710,500
5,150,000	Bancolombia S.A.	6.13%		07/26/2020	5,536,250
1,641,000	Bancolombia S.A.	5.95%		06/03/2021	1,798,536
5,100,000	Bank of Montreal	1.80%		07/31/2018	5,164,224
8,750,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	8,968,750
12,800,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	12,800,000
1,526,000	Bharat Petroleum Corp Ltd.	4.63%		10/25/2022	1,650,064
425,000	BP Capital Markets PLC	1.68%		05/03/2019	428,571
2,336,000	BP Capital Markets PLC	1.85%		05/05/2017	2,350,469
2,000,000	BP Capital Markets PLC	1.67%		02/13/2018	2,015,818
4,545,000	British Telecommunications PLC	5.95%		01/15/2018	4,866,209
125,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	134,949
300,000	Cementos Progreso Trust	7.13%		11/06/2023	318,000
4,100,000	Cemex S.A.B. de C.V.	5.38%	#	10/15/2018	4,212,750
6,000,000	Central American Bottling Corporation	6.75%		02/09/2022	6,255,000
8,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	8,089,112
1,000,000	CNPC General Capital Ltd.	2.75%		05/14/2019	1,020,351
1,000,000	Colbun S.A.	6.00%		01/21/2020	1,110,245
4,200,000	Comision Federal de Electricidad	4.88%		05/26/2021	4,488,750
500,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	521,875
10,500,000	Corpbanca S.A.	3.13%		01/15/2018	10,667,601
400,000	Corpbanca S.A.	3.88%		09/22/2019	420,075
4,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	4,110,000
4,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	4,110,000
1,500,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	1,432,500
9,000,000	DBS Bank Ltd.	3.63%	#	09/21/2022	9,205,632
7,000,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	7,148,750
5,000,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	5,193,750
1,300,000	Digicel Ltd.	7.00%		02/15/2020	1,215,500
1,000,000	Embraer Overseas Ltd.	6.38%		01/24/2017	1,023,750
2,800,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	2,929,500
5,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	5,762,500
11,987,448	ENA Norte Trust	4.95%		04/25/2023	12,257,166
10,600,000	Export-Import Bank of India	3.13%		07/20/2021	10,778,854
5,400,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	5,574,960
3,000,000	Fondo Mivivienda S.A.	3.38%	^	04/02/2019	3,097,200
5,000,000	Global Bank Corporation	4.75%		10/05/2017	5,095,000
4,000,000	Global Bank Corporation	5.13%	^	10/30/2019	4,140,000
2,000,000	Global Bank Corporation	5.13%		10/30/2019	2,070,000
12,550,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	12,738,250
9,000,000	Grupo Aval Ltd.	5.25%		02/01/2017	9,162,000
2,500,000	Grupo Aval Ltd.	4.75%		09/26/2022	2,453,125
500,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	542,875
2,800,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	2,954,000
500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	511,250
7,100,000	GrupoSura Finance S.A.	5.70%		05/18/2021	7,639,600
9,544,106	Guanay Finance Ltd.	6.00%		12/15/2020	9,520,245
11,000,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	11,357,500
1,400,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	1,456,000
2,952,512	Interoceanica Finance Ltd.			11/30/2018	2,865,782
8,000,000	Inversiones CMPC S.A.	4.75%		01/19/2018	8,304,360
1,500,000	IOI Investment BHD	4.38%		06/27/2022	1,566,207
400,000	Israel Electric Corporation Ltd.	2.50%	#	01/17/2018	399,201
6,500,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	6,899,750
5,000,000	Kia Motors Corporation	2.63%	^	04/21/2021	5,170,130
2,000,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	2,030,000
3,205,000	Mylan N.V.	2.50%	^	06/07/2019	3,249,835
7,000,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	7,150,500
4,000,000	Oleoducto Central S.A.	4.00%		05/07/2021	3,918,000
9,470,000	ONGC Videsh Ltd.	3.25%		07/15/2019	9,755,994
8,100,000	Ooredoo Tamweel Ltd.	3.04%		12/03/2018	8,282,088
1,995,000	Orange S.A.	2.75%		09/14/2016	2,002,539
2,942,000	Orange S.A.	2.75%		02/06/2019	3,033,626
3,000,000	Oversea-Chinese Banking Corporation	3.75%	#	11/15/2022	3,080,070
9,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	9,428,076
7,000,000	Pacific Rubiales Energy Corporation	5.38%	Ω	01/26/2019	1,330,000
1,000,000	Pacific Rubiales Energy Corporation	5.38%	^Ω	01/26/2019	190,000
107,585	Peru Enhanced Pass-Through Finance Ltd.	0.00%	^	05/31/2018	104,879
4,129,319	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	4,025,466
5,000,000	Petroleos Mexicanos	3.50%		07/18/2018	5,045,000
2,400,000	Petroleos Mexicanos	2.65%	#	07/18/2018	2,400,432
2,600,000	Petroleos Mexicanos	5.50%		01/21/2021	2,758,964
7,700,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	7,800,893
2,144,700	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	2,301,992
500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	541,809
5,400,000	Royal Bank of Canada	2.00%		12/10/2018	5,502,249
9,000,000	Sigma Alimentos S.A.	5.63%		04/14/2018	9,652,500
1,800,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	1,821,224
3,200,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	3,237,731
3,000,000	SK Telecom Company Ltd.	2.13%		05/01/2018	3,034,986
3,000,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	3,165,000
4,908,000	Southern Copper Corporation	3.50%		11/08/2022	4,877,462
1,000,000	Tanner Servicios Financieros S.A.	4.38%	^	03/13/2018	1,007,500
4,000,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	4,030,000
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	202,000
1,000,000	Tencent Holdings Ltd.	2.88%		02/11/2020	1,026,862
1,400,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	1,437,607
4,924,000	Thomson Reuters Corporation	1.30%		02/23/2017	4,925,615
4,875,000	Toronto Dominion Bank	1.75%		07/23/2018	4,926,397
10,164,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	10,646,790
575,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	602,313
420,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	426,720
5,000,000	United Overseas Bank Ltd.	2.88%	#	10/17/2022	5,075,300
9,000,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	9,326,250
4,715,000	Westpac Banking Corporation	1.95%		11/23/2018	4,778,987

Total Foreign Corporate Bonds (Cost $503,501,338)					503,965,268

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.4%
400,000	Brazilian Government International Bond	8.00%		01/15/2018	420,600
7,000,000	Mexico Government International Bond	3.50%		01/21/2021	7,420,000
5,000,000	Panama Government International Bond	5.20%		01/30/2020	5,550,000

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $12,976,165)					13,390,600

Non-Agency Commercial Mortgage Backed Obligations - 21.2%
9,595,000	A10 LLC, Series 2016-1-A1	2.42%	^	03/15/2035	9,665,888
4,410,154	Asset Securitization Corporation, Series 1997-D4-PS1	2.03%	#I/O	04/14/2029	60,773
9,750,000	Banc of America Commercial Mortgage Trust, Series 2006-5-AM	5.45%		09/10/2047	9,801,995
6,340,000	Banc of America Commercial Mortgage Trust, Series 2006-6-AM	5.39%		10/10/2045	6,392,954
2,016,870	Banc of America Commercial Mortgage Trust, Series 2007-1-A4	5.45%		01/15/2049	2,046,842
9,150,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	9,456,775
2,645,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18-AM	6.08%	#	06/13/2050	2,765,981
6,226,314	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR17-A4	5.69%	#	06/13/2050	6,435,585
6,254,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	6,258,171
10,250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AM	5.58%	#	09/11/2041	10,253,809
6,873,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16-AM	5.91%	#	06/11/2040	7,105,225
5,209,139	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	5,161,923
103,755	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.51%	#	01/15/2046	103,648
9,753,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	9,922,264
9,446,000	CGGS Commercial Mortgage Trust, Series 2016-RNDB-AFL	2.09%	#^	02/15/2033	9,545,075
4,865,000	Citigroup Commercial Mortgage Trust, Series 2007-C6	5.90%	#	12/10/2049	5,008,713
10,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	#^	12/10/2049	10,588,352
9,157,400	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.34%	#	12/10/2049	9,510,749
65,764,465	Citigroup Commercial Mortgage Trust, Series 2016-P3	1.88%	#I/O	04/16/2049	7,850,857
9,341,000	COBALT Commercial Mortgage Trust, Series 2006-C1-AM	5.25%		08/17/2048	9,349,797
12,000,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	11,922,446
7,689,976	Colony Mortgage Capital Ltd., Series 2015-FL3-A	2.41%	#^	09/05/2032	7,682,186
8,664,604	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.90%	#I/O	08/15/2045	704,028
132,484,786	Commercial Mortgage Pass-Through Certificates, Series 2013-CCRE-12	1.54%	#I/O	10/15/2046	8,816,359
28,378,066	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-XA	1.44%	#I/O	08/10/2047	1,837,054
3,890,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.29%	#^	02/13/2032	3,818,658
8,952,081	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.27%	#^	11/12/2043	9,167,123
62,440	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	#^	11/15/2030	63,069
6,936,866	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	6,933,491
10,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.14%	#	09/15/2039	10,630,861
6,918,248	Credit Suisse Mortgage Capital Certificates, Series 2007-C5-A4	5.70%	#	09/15/2040	7,156,237
3,180,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.27%	#^	02/15/2041	3,321,138
678,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	#^	04/16/2049	687,627
10,497,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	10,179,266
4,838,500	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.24%	#	12/10/2049	4,867,115
8,430,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	8,723,283
12,302,420	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	12,510,337
9,520,482	GS Mortgage Securities Corporation, Series 2007-GG10-A4	5.99%	#	08/10/2045	9,766,246
9,379,000	GS Mortgage Securities Corporation, Series 2016-ICE2	2.37%	#^	02/15/2033	9,455,647
65,827	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	65,930
5,970,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-AJ	5.48%	#	05/15/2045	5,978,848
8,680,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	8,658,382
4,260,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.19%	#	02/15/2051	4,333,038
10,866,373	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	6.09%	#	02/12/2051	11,344,402
11,495,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	11,584,451
10,548,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.89%	#	02/12/2049	10,743,959
9,950,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.28%	#	02/12/2051	9,918,444
16,360,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.20%	#	02/15/2051	16,965,467
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-C	2.14%	#^	06/15/2029	2,431,546
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-D	2.79%	#^	06/15/2029	2,411,646
9,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.84%	#^	08/15/2027	8,922,184
10,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.69%	#^	01/15/2032	10,437,201
7,459,530	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-A1	1.95%		01/15/2049	7,580,123
9,341,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	5.93%	#	06/15/2049	9,353,236
8,903,173	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2-A4	6.07%		02/12/2051	9,240,806
10,730,000	LB Commercial Mortgage Trust, Series 2007-C3-AM	6.12%	#	07/15/2044	11,073,963
4,350,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AM	5.38%		11/15/2038	4,376,930
10,584,723	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	10,647,657
7,482,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	7,570,515
7,650,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	7,762,987
8,338,600	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.45%	#	09/15/2045	8,356,638
9,250,834	LB-UBS Commercial Mortgage Trust, Series 2007-C7-A3	5.87%	#	09/15/2045	9,681,379
8,385,000	LMREC, Inc., Series 2015-CRE1-A	2.20%	#^	02/22/2032	8,276,012
9,341,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	6.02%	#	06/12/2050	9,195,849
1,597,371	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2-AJ	6.20%	#	06/12/2046	1,597,049
8,602,594	ML-CFC Commercial Mortgage Trust, Series 2007-7-A4	5.81%	#	06/12/2050	8,856,012
9,211,328	ML-CFC Commercial Mortgage Trust, Series 2007-9-A4	5.70%		09/12/2049	9,584,005
3,564,836	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.89%	#^I/O	08/15/2045	218,812
164,237	Morgan Stanley Capital, Inc., Series 2005-T19-AJ	4.99%	#	06/12/2047	164,180
12,562,236	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.70%	#^I/O	11/12/2041	3,380
9,252,567	Morgan Stanley Capital, Inc., Series 2006-XLF-J	0.87%	#^	07/15/2019	9,056,382
9,000,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	8,880,248
12,601,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	12,845,485
10,780,000	Morgan Stanley Capital, Inc., Series 2007-IQ14-A4	5.69%	#	04/15/2049	10,984,931
10,055,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.26%	#	12/12/2049	10,541,978
17,920	Morgan Stanley Capital, Inc., Series 2007-XLFA-D	0.63%	#^	10/15/2020	17,943
1,715,000	Morgan Stanley Re-Remic Trust, Series 2009-GG10-A4B	5.99%	#^	08/12/2045	1,749,225
508,678	Morgan Stanley Re-Remic Trust, Series 2012-IO-AXA	1.00%	^	03/27/2051	504,377
15,686,736	Velocity Commercial Capital Loan Trust, Series 2015-1-AFL	2.88%	#^	06/25/2045	15,784,778
9,626,284	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	9,607,781
857,414	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24	5.66%	#	03/15/2045	856,436
9,545,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	9,528,781
9,753,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29	5.34%		11/18/2048	9,848,554
9,160,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	9,319,963
6,770,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	6,919,307
6,850,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	7,035,201
4,120,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.15%	#	02/15/2051	4,092,285
10,065,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.15%	#	02/15/2051	10,368,296
17,620,819	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.31%	#^I/O	08/15/2045	1,323,953

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $646,791,994)					632,128,482

Non-Agency Residential Collateralized Mortgage Obligations - 11.2%
22,384,172	Ajax Mortgage Loan Trust, Series 2015-B-A	3.88%	#^	07/26/2060	22,213,808
679,881	Banc of America Funding Corporation, Series 2005-E-6A1	2.86%	#	05/20/2035	675,862
83,466	Banc of America Funding Corporation, Series 2012-R4-A	0.73%	#^	03/04/2039	83,456
533,709	Banc of America Funding Corporation, Series 2012-R5-A	0.70%	#^	10/04/2039	532,894
3,062,596	Banc of America Mortgage Securities, Inc., Series 2005-E-2A1	3.25%	#	06/25/2035	2,958,290
5,268,716	Bayview Opportunity Master Fund Trust, Series 2015-1-A	3.84%	#^	01/28/2030	5,288,528
18,305,139	Bayview Opportunity Master Fund Trust, Series 2016-A-A	4.46%	#^	01/28/2036	18,409,440
20,000,000	Bayview Opportunity Master Fund Trust, Series 2016-RPL2-A1	3.84%	#^	06/30/2031	20,000,000
10,896	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	#^	04/26/2037	10,982
506,040	BCAP LLC Trust, Series 2011-RR12-2A5	2.51%	#^	12/26/2036	503,552
3,485,828	BCAP LLC Trust, Series 2011-RR1-8A3	6.00%	#^	08/28/2021	3,609,419
3,904,123	BCAP LLC Trust, Series 2013-RR1-4A2	4.00%	#^	08/26/2037	3,880,307
5,614,233	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	2.91%	#	02/25/2034	5,595,632
966,433	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	960,625
14,874,040	CAM Mortgage LLC, Series 2015-1-A	3.50%	#^	07/15/2064	14,916,894
3,994,991	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.75%	#	03/25/2037	4,198,197
18,206,789	Citicorp Residential Mortgage Securities, Inc., Series 2007-2-A4	5.44%	#	06/25/2037	18,902,788
3,120,556	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1	2.73%	#	03/25/2036	2,999,677
2,330,719	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFHE2-A3	0.63%	#	03/25/2037	2,305,916
118,660	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	119,000
276,586	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	277,094
31,742	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.07%	#^	04/25/2036	31,672
213,216	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.77%	#^	09/25/2047	212,897
440,973	Countrywide Alternative Loan Trust, Series 2004-28CB-1A1	5.50%		01/25/2035	442,512
329,009	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	4.33%	#	04/25/2036	336,352
10,846,589	Countrywide Home Loans, Series 2004-HYB9-1A1	2.82%	#	02/20/2035	10,832,243
158,816	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	158,502
12,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.88%	#^	11/27/2037	11,053,546
5,489,541	Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	1.58%	#^	04/27/2035	5,128,224
27,842,696	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	#^	12/25/2056	27,590,063
859,897	Fieldstone Mortgage Investment Trust, Series 2004-5-M2	2.18%	#	02/25/2035	855,325
431,509	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.69%	#	01/25/2036	427,301
11,549,154	First Horizon Asset Securities, Inc., Series 2007-AR2-1A1	2.88%	#	08/25/2037	9,248,979
5,417,766	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	2.86%	#	11/25/2035	5,121,097
729,583	GSR Mortgage Loan Trust, Series 2006-4F-2A7	5.50%		05/25/2036	712,383
289,430	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D-2A2	0.56%	#	11/25/2036	288,747
18,087,131	Impac Secured Assets Trust, Series 2006-5-1A1C	0.72%	#	02/25/2037	12,528,059
859,562	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	827,481
943,545	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH5-A3	0.56%	#	05/25/2037	939,008
139,961	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	138,511
99,452	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	97,831
6,094	JP Morgan Resecuritization Trust, Series 2009-7-8A1	3.02%	#^	01/27/2047	6,094
67,979	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.43%	#^	07/26/2036	67,987
468,685	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.48%	#^	10/26/2036	466,939
9,258	Lehman XS Trust, Series 2007-4N-1A1	0.58%	#	03/25/2047	9,260
9,662,852	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.80%	#	04/25/2036	8,936,597
1,130,050	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.56%	#	03/25/2047	1,115,703
7,084,820	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	2.61%	#	11/25/2035	6,985,798
890,493	Morgan Stanley Capital, Inc., Series 2005-WMC3-M3	1.16%	#	03/25/2035	890,569
59,842	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	61,317
4,671,676	Morgan Stanley Re-Remic Trust, Series 2012-R3-2A	0.67%	#^	02/26/2037	4,403,180
11,569,680	NRTL Trust, Series 2016-LH1-A	4.50%	#^	04/25/2019	11,560,807
705,322	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	712,644
7,321,015	Pacific Bay Ltd., Series 2003-1A-A2	1.68%	#^	11/04/2038	7,116,027
5,310,968	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3	0.70%	#	04/25/2034	5,070,794
2,118,433	Residential Asset Securities Corporation, Series 2006-KS6-A3	0.60%	#	08/25/2036	2,078,338
71,534	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	71,839
29,813	Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.60%	#	01/25/2037	29,830
4,850,302	Springleaf Mortgage Loan Trust, Series 2014-3A-A	1.87%	#^	09/25/2057	4,866,565
1,456,985	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-1-2A2	4.08%	#	02/25/2037	1,407,647
435,622	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.56%	#	07/25/2033	427,386
148,131	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	149,485
334,077	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	339,697
3,809,363	Structured Asset Securities Corporation, Series 2006-OW1-FLT	0.65%	#^	12/25/2035	3,700,175
25,057,763	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	25,249,415
19,137,795	VOLT LLC, Series 2014-NPL6-A1	3.13%	#^	09/25/2043	19,029,105
1,255,368	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	2.55%	#	12/25/2032	1,221,899
8,000,000	Wedgewood Real Estate Trust, Series 2016-1-A1	3.75%	#^	07/16/2046	8,019,464
206,250	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	208,984
5,036,308	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6-5A1	2.89%	#	03/25/2036	5,006,333

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $336,929,941)					334,622,972

US Corporate Bonds - 9.4%
5,045,000	AbbVie, Inc.	1.80%		05/14/2018	5,082,898
3,135,000	Aetna, Inc.	1.90%		06/07/2019	3,178,335
5,090,000	Amazon.com, Inc.	2.60%		12/05/2019	5,314,199
5,100,000	American Express Credit Corporation	1.80%		07/31/2018	5,146,711
4,785,000	American Honda Finance Corporation	1.70%		02/22/2019	4,865,646
5,385,000	Anheuser-Busch InBev Finance, Inc.	1.90%		02/01/2019	5,479,738
2,055,000	Apple, Inc.	1.70%		02/22/2019	2,092,541
5,272,000	AT&T, Inc.	2.30%		03/11/2019	5,388,654
6,680,000	Bank of America Corporation	2.00%		01/11/2018	6,728,403
5,115,000	BB&T Corporation	2.25%		02/01/2019	5,241,254
4,875,000	Berkshire Hathaway Finance Corporation	1.70%		03/15/2019	4,956,598
4,545,000	Boston Properties LP	5.88%		10/15/2019	5,113,570
4,820,000	Cardinal Health, Inc.	1.95%		06/15/2018	4,878,182
4,910,000	Caterpillar Financial Services Corporation	1.70%		06/16/2018	4,973,992
5,110,000	Celgene Corporation	2.13%		08/15/2018	5,189,047
345,000	Chevron Corporation	1.37%		03/02/2018	346,980
1,714,000	Chevron Corporation	1.79%		11/16/2018	1,737,537
1,440,000	Chevron Corporation	1.56%		05/16/2019	1,457,191
4,950,000	Cisco Systems, Inc.	1.65%		06/15/2018	5,015,800
6,390,000	Citigroup, Inc.	2.05%		12/07/2018	6,444,571
2,851,000	Comcast Corporation	6.50%		01/15/2017	2,934,856
1,680,000	Comcast Corporation	5.88%		02/15/2018	1,809,760
4,324,000	Covidien International Finance S.A.	6.00%		10/15/2017	4,597,930
4,714,000	CVS Health Corporation	1.90%		07/20/2018	4,786,959
4,725,000	Daimler Finance North America LLC	1.65%	^	03/02/2018	4,750,198
160,000	Daimler Finance North America LLC	2.25%	^	03/02/2020	163,074
4,815,000	Duke Energy Corporation	1.63%		08/15/2017	4,840,717
1,150,000	Express Scripts Holding Company	2.65%		02/15/2017	1,162,408
3,410,000	Express Scripts Holding Company	1.25%		06/02/2017	3,408,408
235,000	Express Scripts Holding Company	2.25%		06/15/2019	239,163
4,825,000	General Mills, Inc.	2.20%		10/21/2019	4,944,646
5,295,000	Goldman Sachs Group, Inc.	2.90%		07/19/2018	5,436,255
6,235,000	Hewlett-Packard Company	2.85%	^	10/05/2018	6,387,839
4,955,000	HJ Heinz Company	2.00%	^	07/02/2018	5,025,133
3,515,000	Home Depot, Inc.	2.00%		06/15/2019	3,616,320
4,885,000	John Deere Capital Corporation	1.60%		07/13/2018	4,935,682
4,965,000	JP Morgan Chase & Company	2.25%		01/23/2020	5,034,063
4,748,000	Kinder Morgan Energy Partners LP	6.00%		02/01/2017	4,859,041
3,720,000	Kroger Company	2.20%		01/15/2017	3,743,518
770,000	Kroger Company	6.40%		08/15/2017	814,771
325,000	Kroger Company	6.15%		01/15/2020	374,448
4,890,000	Laboratory Corporation	2.50%		11/01/2018	4,970,181
4,955,000	McGraw Hill Financial, Inc.	2.50%		08/15/2018	5,059,699
4,893,000	McKesson Corporation	1.29%		03/10/2017	4,903,089
220,000	Medtronic, Inc.	1.50%		03/15/2018	222,009
4,725,000	Metropolitan Life Global Funding	1.50%	^	01/10/2018	4,753,303
2,230,000	Molson Coors Brewing Company	1.45%		07/15/2019	2,235,463
6,565,000	Morgan Stanley	2.45%		02/01/2019	6,692,414
5,110,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	5,115,968
5,490,000	National Rural Utilities Cooperative Finance Corporation	2.30%		11/15/2019	5,662,391
4,775,000	Newell Brands, Inc.	2.60%		03/29/2019	4,903,242
3,995,000	Oracle Corporation	2.38%		01/15/2019	4,114,658
1,000,000	Oracle Corporation	2.25%		10/08/2019	1,032,580
3,785,000	PepsiCo, Inc.	2.15%		10/14/2020	3,893,524
4,120,000	Philip Morris International, Inc.	5.65%		05/16/2018	4,476,866
2,900,000	PNC Funding Corporation	4.38%		08/11/2020	3,178,470
2,677,000	Procter & Gamble Company	1.60%		11/15/2018	2,734,941
3,065,000	Reynolds American, Inc.	3.25%		06/12/2020	3,243,242
3,490,000	Shell International Finance B.V.	1.38%		05/10/2019	3,501,765
4,759,000	Simon Property Group LP	2.15%		09/15/2017	4,809,507
4,840,000	Southern Company	2.45%		09/01/2018	4,959,030
3,233,000	Thermo Fisher Scientific, Inc.	2.15%		12/14/2018	3,271,663
415,000	Toyota Motor Credit Corporation	1.55%		07/13/2018	419,114
2,740,000	Toyota Motor Credit Corporation	1.70%		02/19/2019	2,776,089
5,200,000	United Technologies Corporation	1.78%	#	05/04/2018	5,249,072
6,142,000	Verizon Communications, Inc.	2.63%		02/21/2020	6,358,420
725,000	Waste Management, Inc.	6.10%		03/15/2018	786,270
4,000,000	WellPoint, Inc.	1.88%		01/15/2018	4,024,152
905,000	WellPoint, Inc.	2.30%		07/15/2018	918,791
4,935,000	Wells Fargo & Company	1.50%		01/16/2018	4,963,761
4,525,000	Xerox Corporation	2.95%		03/15/2017	4,565,001
4,451,000	Zimmer Holdings, Inc.	1.45%		04/01/2017	4,454,685

Total US Corporate Bonds (Cost $277,883,829)					280,746,396

US Government / Agency Mortgage Backed Obligations - 2.0%
148,097	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	170,360
313,597	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	357,870
431,133	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	477,211
33,917,540	Federal Home Loan Mortgage Corporation, Series 2015-95-AP	3.00%		08/25/2042	35,318,053
57,543	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	61,843
127,375	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	131,174
59,685	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	63,223
4,853,697	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	4,769,751
135,174,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	9,576,537
219,069	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	239,137
1,971,978	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	2,234,733
51,311	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	58,314
212,754	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	223,082
159,382	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	180,511
300,695	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	344,547
225,996	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	258,458
298,662	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	342,049
6,033,966	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	6,453,833

Total US Government / Agency Mortgage Backed Obligations (Cost $60,153,257)					61,260,686

US Government and Agency Obligations - 11.3%
40,900,000	United States Treasury Notes	0.63%		05/31/2017	40,943,927
54,200,000	United States Treasury Notes	0.88%		07/15/2017	54,404,334
61,000,000	United States Treasury Notes	1.00%		09/15/2017	61,334,768
51,500,000	United States Treasury Notes	0.88%		11/30/2017	51,723,304
54,100,000	United States Treasury Notes	1.00%		12/31/2017	54,446,564
30,600,000	United States Treasury Notes	0.75%		01/31/2018	30,686,047
43,100,000	United States Treasury Notes	1.63%		06/30/2020	44,334,901

Total US Government and Agency Obligations(Cost $336,601,939)					337,873,845

Affiliated Mutual Funds - 1.6%
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)				48,900,000

Total Affiliated Mutual Funds (Cost $50,000,000)					48,900,000

Short Term Investments - 2.9%
28,413,153	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		28,413,153
28,413,154	Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		28,413,154
28,413,153	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿		28,413,153

Total Short Term Investments (Cost $85,239,460)					85,239,460

Total Investments - 101.1% (Cost $3,035,140,521)					3,021,619,350
Liabilities in Excess of Other Assets - (1.1)%					(32,654,987)

NET ASSETS - 100.0%					$2,988,964,363

#	Variable rate security. Rate disclosed as of June 30, 2016.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $1,126,978,284 or 37.7% of net assets.

¥	Illiquid security. At June 30, 2016, the value of these securities amounted to $4,907,310 or 0.20% of net assets.

†	Perpetual Maturity

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

I/O	Interest only security

¿	Seven-day yield as of June 30, 2016

~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$3,035,537,003

Gross Tax Unrealized Appreciation	17,998,188
Gross Tax Unrealized Depreciation	(31,915,841)

Net Tax Unrealized Appreciation (Depreciation)	$(13,917,653)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	21.2%
Collateralized Loan Obligations	19.9%
Foreign Corporate Bonds	16.9%
US Government and Agency Obligations	11.3%
Non-Agency Residential Collateralized Mortgage Obligations	11.2%
US Corporate Bonds	9.4%
Asset Backed Obligations	4.3%
Short Term Investments	2.9%
US Government / Agency Mortgage Backed Obligations	2.0%
Affiliated Mutual Funds	1.6%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.4%
Other Assets and Liabilities	(1.1)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	83.8%
Mexico	2.6%
Colombia	2.5%
Peru	1.5%
Panama	1.3%
Chile	1.3%
Singapore	1.2%
India	1.0%
Canada	0.7%
Israel	0.6%
Costa Rica	0.6%
Brazil	0.6%
Malaysia	0.6%
China	0.5%
Guatemala	0.4%
Hong Kong	0.4%
Qatar	0.3%
United Kingdom	0.3%
South Korea	0.3%
France	0.2%
Australia	0.2%
Netherlands	0.1%
Paraguay	0.1%
Jamaica	0.0%	~
Other Assets and Liabilities	(1.1)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	21.2%
Collateralized Loan Obligations	19.9%
US Government and Agency Obligations	11.3%
Non-Agency Residential Collateralized Mortgage Obligations	11.2%
Banking	9.2%
Asset Backed Obligations	4.3%
Short Term Investments	2.9%
Oil & Gas	2.4%
US Government / Agency Mortgage Backed Obligations	2.0%
Transportation	1.7%
Affiliated Mutual Funds	1.6%
Telecommunications	1.4%
Healthcare	1.2%
Media	1.0%
Utilities	0.9%
Beverage and Tobacco	0.9%
Finance	0.8%
Consumer Products	0.8%
Technology	0.8%
Automotive	0.6%
Electronics/Electric	0.5%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.4%
Conglomerates	0.4%
Food Products	0.4%
Construction	0.4%
Insurance	0.3%
Pulp & Paper	0.3%
Real Estate	0.3%
Energy	0.3%
Pharmaceuticals	0.3%
Food/Drug Retailers	0.2%
Building and Development (including Steel/Metals)	0.2%
Mining	0.2%
Business Equipment and Services	0.2%
Aerospace & Defense	0.2%
Biotechnology	0.2%
Chemicals/Plastics	0.1%
Retailers (other than Food/Drug)	0.1%
Environmental Control	0.0%	~
Other Assets and Liabilities	(1.1)%

	100.0%

DoubleLine Floating Rate Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 92.9%
Aerospace & Defense - 1.6%
3,062,727	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/16/2021	3,076,893
844,737	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	3.75%	#	06/09/2023	834,000
760,263	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche F	3.75%	#	06/09/2023	750,600

					4,661,493

Automotive - 1.6%
2,886,183	Dealer Tire LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	12/22/2021	2,900,615
1,651,270	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.75%	#	04/15/2021	1,538,257

					4,438,872

Beverage and Tobacco - 1.7%
1,972,000	Advancepierre Foods, Inc. Term Loan, Secured 2nd Lien Term Loan	4.75%	#	06/02/2023	1,969,535
3,003,000	NBTY, Inc., Term Loan, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	05/05/2023	2,984,772

					4,954,307

Building and Development (including Steel/Metals) - 4.2%
2,938,690	Beacon Roofing Supply, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	10/03/2022	2,942,981
2,649,687	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	2,657,583
3,136,300	Jeld-Wen, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/30/2022	3,134,340
3,153,398	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	07/18/2022	3,141,573

					11,876,477

Business Equipment and Services - 7.3%
3,106,525	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/28/2022	3,107,302
3,112,000	Allied Security Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/12/2021	3,104,220
1,812,000	Global Payments, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.96%	#	04/21/2023	1,826,496
2,276,295	KAR Auction Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	4.25%	#	03/09/2023	2,286,720
1,544,603	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	1,437,770
3,084,500	Protection One, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	07/01/2021	3,092,597
3,058,721	TransUnion LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	04/09/2021	3,026,711
2,953,550	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan	4.75%	#	07/28/2022	2,857,560

					20,739,376

Chemicals/Plastics - 5.8%
3,000,000	Avantor Performance Materials Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	06/21/2022	2,983,125
2,967,563	Huntsman International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	04/03/2023	2,974,047
3,094,469	PolyOne Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	11/11/2022	3,094,469
3,038,000	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	11/04/2022	3,043,894
1,252,555	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/31/2021	1,241,601
3,071,788	Univar, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/01/2022	3,033,390

					16,370,526

Computers & Electronics - 1.1%
3,147,113	Avago Technologies Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.25%	#	02/01/2023	3,154,744

Containers and Glass Products - 4.3%
3,137,813	Ardagh Packaging Finance, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	12/17/2019	3,137,813
3,007,222	Berry Plastics Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche H	3.75%	#	10/03/2022	2,988,216
895,150	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	898,135
2,094,650	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	2,101,636
3,069,774	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	11/30/2018	3,074,225

					12,200,025

Cosmetics/Toiletries - 2.1%
3,030,000	Galleria Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/26/2023	3,031,879
3,096,600	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	08/26/2022	3,059,549

					6,091,428

Electronics/Electric - 2.6%
3,101,563	Ensemble S Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	09/16/2022	3,070,547
2,772,965	Microsemi Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/17/2023	2,771,814
1,615,598	NXP B.V., Guranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/07/2020	1,621,027

					7,463,388

Financial Intermediaries - 2.8%
3,023,542	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.45%	#	03/24/2021	3,018,507
2,000,000	GTCR Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B	7.00%	#	06/16/2023	1,911,880
3,028,979	Guggenheim Partners Investment Management Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/22/2020	3,028,510

					7,958,897

Food Products - 6.5%
2,949,799	B&G Foods, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/02/2022	2,960,860
3,190,944	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	07/03/2020	3,155,844
1,995,000	Ferrara Candy Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	06/15/2023	1,996,247
3,061,863	Hostess Brands LLC, Senior Secured 1st Lien Term Loan	4.50%	#	08/03/2022	3,064,159
1,485,000	Keurig Green Mountain, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	03/03/2023	1,488,713
3,038,491	Pinnacle Foods Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	3.75%	#	01/31/2023	3,057,268
2,916,000	YUM! Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.19%	#	06/06/2023	2,923,290

					18,646,381

Food/Drug Retailers - 1.1%
3,099,617	Burger King Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	12/10/2021	3,099,617

					3,099,617

Healthcare - 8.7%
2,925,819	Acadia Healthcare Company, Inc., Guaranteed Senior Secured 1st Lient Term Loan, Tranche B2	4.50%	#	02/16/2023	2,903,261
2,814,006	American Renal Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	08/20/2019	2,811,375
983,535	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/07/2023	985,074
3,074,550	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.50%	#	10/28/2022	3,077,240
2,904,000	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	06/07/2023	2,915,616
3,127,780	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/18/2022	3,102,367
3,086,781	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.25%	#	11/03/2020	3,079,064
2,746,200	US Renal Care, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	12/30/2022	2,746,214
2,992,500	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#	02/13/2023	3,018,684

					24,638,895

Hotels/Motels/Inns and Casinos - 3.2%
3,123,611	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/23/2022	3,135,325
3,171,381	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	6.25%	#	06/27/2020	3,152,892
2,922,283	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	2,886,119

					9,174,336

Industrial Equipment - 1.1%
3,028,178	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/20/2020	3,015,869

Insurance - 2.0%
1,566,000	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	08/04/2022	1,547,599
1,275,093	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B1	5.00%	#	05/24/2019	1,270,847
3,245,227	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	10/01/2021	2,872,026

					5,690,472

Leisure - 6.3%
2,866,566	Emerald Expositions Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	2,862,094
2,979,950	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/10/2022	2,912,901
3,028,855	Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	08/14/2020	3,034,534
2,882,500	Match Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	11/16/2022	2,902,922
3,001,478	MGM Growth Properties Operating Partnership LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/25/2023	3,011,803
3,124,094	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	03/31/2021	3,114,346

					17,838,600

Media - 7.9%
1,972,000	Cengage Learning, Inc. Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	06/07/2023	1,952,280
3,152,100	Charter Communications Operating LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	3.50%	#	01/24/2023	3,159,492
3,070,000	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	10/11/2022	3,080,745
2,138,000	McGraw-Hill Global Education Holdings LLC, Senior Secured 1st Lien Term Loan	5.00%	#	05/04/2022	2,138,535
3,014,645	MGOC, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	07/31/2020	3,016,529
3,004,924	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/24/2020	3,003,046
3,085,250	Univision Communications Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	3,070,472
3,105,000	Virgin Media Investment Holdings Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	3.65%	#	06/30/2023	3,033,911

					22,455,010

Oil & Gas - 0.6%
1,674,000	Energy Transfer Equity LP, Senior Secured 1st Lien Term Loan	3.25%	#	12/02/2019	1,621,989

Pharmaceuticals - 1.1%
3,179,025	Endo Luxembourg Finance I Company S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	09/26/2022	3,134,519

Retailers (other than Food/Drug) - 8.4%
2,608,097	Albertson’s LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	4.50%	#	08/25/2021	2,609,271
3,069,414	Dollar Tree, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	07/06/2022	3,074,525
3,007,428	Michaels Stores, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	01/28/2020	3,012,601
3,195,544	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/12/2021	3,111,661
3,106,352	Party City Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/19/2022	3,090,820
3,036,000	Samsonite International S.A., Guaranteed Senior Secured 1st Lien Revolving Loan	4.00%	#	05/12/2023	3,054,596
2,979,179	Serta Simmons Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	10/01/2019	2,980,415
3,089,113	Spin Holdco, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/14/2019	3,036,335

					23,970,224

Technology - 3.9%
2,915,000	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	06/02/2023	2,908,616
3,036,106	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	04/29/2020	3,030,883
3,065,000	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	6.50%	#	02/06/2023	3,059,253
2,098,000	VF Holdings Corporation, Senior Secured 1st Lien Term Loan	4.75%	#	06/30/2023	2,093,416

					11,092,168

Telecommunications - 2.7%
3,090,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BII	3.50%	#	05/31/2022	3,083,434
3,034,750	T-Mobile USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	11/09/2022	3,048,512
1,482,131	Yankee Cable Acquisition LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/28/2020	1,483,057

					7,615,003

Transportation - 2.0%
622,000	Americold Realty Trust, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	12/01/2022	625,887
3,116,855	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	02/02/2022	3,101,271
1,920,000	Hertz Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	06/30/2023	1,921,200

					5,648,358

Utilities - 2.3%
2,364,000	EFS Cogen Holdings I LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	06/28/2023	2,372,865
2,998,000	ON Semiconductor Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	03/31/2023	3,015,178
1,308,617	Southeast PowerGen LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	12/02/2021	1,266,087

					6,654,130

Total Bank Loans (Cost $264,413,588)					264,205,104

Corporate Bonds - 0.1%
Retailers (other than Food/Drug) - 0.1%
210,000	Penske Automotive Group, Inc.	5.50%		05/15/2026	200,025

Total Corporate Bonds (Cost $210,000)					200,025

Short Term Investments - 8.4%
7,991,700	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		7,991,700
7,991,701	Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		7,991,701
7,991,701	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿		7,991,701

Total Short Term Investments (Cost $23,975,102)					23,975,102

Total Investments - 101.4% (Cost $288,598,690)					288,380,231
Liabilities in Excess of Other Assets - (1.4)%					(3,939,297)

NET ASSETS - 100.0%					$284,440,934

#	Variable rate security. Rate disclosed as of June 30, 2016.

¿	Seven-day yield as of June 30, 2016

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$288,603,658

Gross Tax Unrealized Appreciation	1,095,948
Gross Tax Unrealized Depreciation	(1,319,375)

Net Tax Unrealized Appreciation (Depreciation)	$(223,427)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	92.9%
Short Term Investments	8.4%
US Corporate Bonds	0.1%
Other Assets and Liabilities	(1.4)%

100.0%

DoubleLine Shiller Enhanced CAPE®

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.9%
449,527	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	451,962
285,822	Blue Elephant Loan Trust, Series 2015-1-A	3.12%	^	12/15/2022	285,935
1,000,000	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	982,908
998,924	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/17/2048	1,001,669
4,155,480	Conn’s Receivables Funding LLC, Series 2015-A-A	4.57%	^	09/15/2020	4,158,898
626,746	Consumer Credit Origination Loan Trust, Series 2015-1-A	2.82%	^	03/15/2021	626,811
5,757,085	Hero Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	5,906,914
6,468,527	OneMain Financial Issuance Trust, Series 2014-1A-A	2.43%	^	06/18/2024	6,476,733
3,000,000	Oportun Funding II LLC, 2016-B-A	3.69%	^	07/08/2021	3,005,400
3,000,000	Sofi Consumer Loan Program LLC, Series 2016-1-NT	3.26%	^	08/25/2025	3,024,915
3,000,000	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	3,006,094
1,000,000	Westlake Automobile Receivables Trust, Series 2016-2-B	2.30%	^	11/15/2019	1,004,319

Total Asset Backed Obligations (Cost $29,713,126)					29,932,558

Bank Loans - 2.1%
243,825	Acadia Healthcare Company, Inc., Guaranteed Senior Secured 1st Lient Term Loan, Tranche B2	4.50%	#	02/16/2023	241,945
254,000	Advancepierre Foods, Inc., Secured 2nd Lien Term Loan	4.75%	#	06/02/2023	253,682
249,938	Albertson’s LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	4.50%	#	08/25/2021	250,050
248,387	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/28/2022	248,449
258,060	Allied Security Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/12/2021	257,415
248,456	American Renal Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	08/20/2019	248,224
52,000	Americold Realty Trust, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	12/01/2022	52,325
231,682	Ardagh Packaging Finance, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	12/17/2019	231,682
195,750	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	08/04/2022	193,450
238,676	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B1	5.00%	#	05/24/2019	237,881
249,450	Avago Technologies Finance Ltd., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/01/2023	250,055
250,000	Avantor Performance Materials Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	06/21/2022	248,594
247,766	B&G Foods, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/02/2022	248,695
244,091	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/16/2021	245,220
228,340	Beacon Roofing Supply, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	10/03/2022	228,673
219,300	Berry Plastics Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche H	3.75%	#	10/03/2022	217,914
375,667	Burger King Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	12/10/2021	375,667
247,125	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	247,861
164,000	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	06/07/2023	162,360
249,375	Charter Communications Operating LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	3.50%	#	01/24/2023	249,960
251,795	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/07/2023	252,189
235,000	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	10/11/2022	235,822
248,940	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	07/03/2020	246,202
247,610	Dealer Tire LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	12/22/2021	248,849
245,000	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	06/02/2023	244,463
254,497	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	04/29/2020	254,060
249,115	Dollar Tree, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	07/06/2022	249,530
197,000	EFS Cogen Holdings I LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	06/28/2023	197,739
247,948	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/23/2022	248,878
210,535	Emerald Expositions Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	210,207
258,762	Endo Luxembourg Finance I Company S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	09/26/2022	255,140
146,000	Energy Transfer Equity LP, Senior Secured 1st Lien Term Loan	3.25%	#	12/02/2019	141,464
238,362	Ensemble S Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	09/16/2022	235,978
258,800	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.50%	#	10/28/2022	259,026
89,364	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.75%	#	04/15/2021	83,248
255,000	Ferrara Candy Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	06/15/2023	255,159
258,464	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/20/2020	257,414
256,639	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.45%	#	03/24/2021	256,211
233,996	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	6.25%	#	06/27/2020	232,632
235,000	Galleria Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/26/2023	235,146
251,000	Global Payments, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.96%	#	04/21/2023	253,008
125,000	GTCR Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B	7.00%	#	06/16/2023	119,492
167,014	Guggenheim Partners Investment Management Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/22/2020	166,988
277,900	Hostess Brands LLC, Senior Secured 1st Lien Term Loan	4.50%	#	08/03/2022	278,108
239,400	Huntsman International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	04/03/2023	239,923
233,387	Jeld-Wen, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/30/2022	233,241
256,358	KAR Auction Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	4.25%	#	03/09/2023	257,532
130,000	Keurig Green Mountain, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	03/03/2023	130,325
243,337	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	08/26/2022	240,425
112,635	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	113,010
263,565	Kloeckner Pentaplast of America, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	04/28/2020	264,444
260,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BII	3.50%	#	05/31/2022	259,447
228,844	Life Time Fitness, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/10/2022	223,695
256,655	Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	08/14/2020	257,136
249,563	Match Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	11/16/2022	251,331
160,000	McGraw-Hill Global Education Holdings LLC, Senior Secured 1st Lien Term Loan	5.00%	#	05/04/2022	160,040
259,350	MGM Growth Propertie Operating Partnership LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/25/2023	260,242
232,598	MGOC, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	07/31/2020	232,744
231,906	Michaels Stores, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	01/28/2020	232,304
190,547	Microsemi Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/17/2023	190,468
85,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	79,121
249,000	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	06/07/2023	249,996
243,493	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/12/2021	237,101
260,000	NBTY, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	05/05/2023	258,422
243,417	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	03/31/2021	242,657
243,666	NXP B.V., Guranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/07/2020	244,484
245,000	ON Semiconductor Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	03/31/2023	246,404
238,348	Party City Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/19/2022	237,157
252,936	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/18/2022	250,881
213,925	Pinnacle Foods Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	3.75%	#	01/31/2023	215,247
237,917	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	02/02/2022	236,727
233,826	PolyOne Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	11/11/2022	233,826
47,000	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	11/04/2022	47,091
238,887	Protection One, Inc., Senior Secured 1st Lien Term Loan	4.75%	#	07/01/2021	239,514
247,336	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	11/30/2018	247,694
247,000	Samsonite International S.A., Guaranteed Senior Secured 1st Lien Revolving Loan	4.00%	#	05/12/2023	248,513
250,350	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	247,252
240,000	Serta Simmons Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	10/01/2019	240,100
235,000	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	6.50%	#	02/06/2023	234,559
98,667	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/31/2021	97,804
103,097	Southeast PowerGen LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	12/02/2021	99,747
240,413	Spin Holdco, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/14/2019	236,305
237,936	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	07/18/2022	237,044
198,115	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.25%	#	11/03/2020	197,620
245,000	Hertz Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	06/30/2023	245,153
243,787	T-Mobile USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	11/09/2022	244,893
70,526	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	3.75%	#	06/09/2023	69,630
63,474	TransDigm, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche F	3.75%	#	06/09/2023	62,667
250,417	TransUnion LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	04/09/2021	247,796
248,794	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/24/2020	248,638
248,399	Univar, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/01/2022	245,294
215,316	Univision Communications Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	214,285
208,950	US Renal Care, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	12/30/2022	208,951
252,900	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan	4.75%	#	07/28/2022	244,681
250,000	VF Holdings Corporation, Senior Secured 1st Lien Term Loan	4.75%	#	06/30/2023	249,454
250,000	Virgin Media Investment Holdings Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	3.65%	#	06/30/2023	244,276
199,500	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#	02/13/2023	201,246
103,749	Yankee Cable Acquisition LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/28/2020	103,814
223,409	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	10/01/2021	197,717
250,000	YUM! Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.19%	#	06/06/2023	250,625

Total Bank Loans (Cost $22,037,367)					22,037,748

Collateralized Loan Obligations - 16.9%
93,849	AB Ltd., Series 2007-1A-B	1.38%	#^	04/15/2021	94,522
1,000,000	Adams Mill Ltd., Series 2014-1A-A1	2.11%	#^	07/15/2026	990,649
250,000	Adams Mill Ltd., Series 2014-1A-D1	4.13%	#^	07/15/2026	208,203
2,500,000	ALM Loan Funding, Series 2012-7A-A1	2.05%	#^	10/19/2024	2,494,945
3,935,000	ALM Loan Funding, Series 2014-14-A1	2.06%	#^	07/28/2026	3,921,277
5,000,000	ALM Loan Funding, Series 2016-19A-A1	2.18%	#^	07/15/2028	4,998,031
2,500,000	ALM Loan Funding, Series 2016-19A-A2	2.83%	#^	07/15/2028	2,508,842
650,000	Anchorage Capital Ltd., Series 2014-3A-A2A	2.88%	#^	04/28/2026	650,651
2,000,000	Apidos Ltd., Series 2007-5A-B	1.33%	#^	04/15/2021	1,937,483
2,000,000	Apidos Ltd., Series 2013-16A-A1	2.08%	#^	01/19/2025	1,995,096
500,000	Apidos Ltd., Series 2014-19A-D	4.38%	#^	10/17/2026	469,731
1,000,000	Apidos Ltd., Series 2015-20A-A1	2.18%	#^	01/16/2027	996,780
500,000	Apidos Ltd., Series 2015-20A-A2	2.98%	#^	01/16/2027	495,203
500,000	ARES Ltd., Series 2014-1A-A2	2.63%	#^	04/17/2026	491,219
720,326	ARES Ltd., Series 2014-30A-A2	1.48%	#^	04/20/2023	715,588
116,725	Atrium Corporation, Series 5A-A2A	0.86%	#^	07/20/2020	116,676
250,000	Avery Point Ltd., Series 2013-2A-D	4.08%	#^	07/17/2025	220,171
500,000	Avery Point Ltd., Series 2014-1A-C	3.74%	#^	04/27/2026	490,991
2,028,264	Babson Ltd., Series 2007-1A-A1	0.86%	#^	01/18/2021	2,017,868
47,108	Babson Ltd., Series 2007-1A-A2A	0.85%	#^	01/18/2021	47,204
500,000	Babson Ltd., Series 2014-3A-C1	3.63%	#^	01/15/2026	485,361
500,000	Babson Ltd., Series 2014-3A-D2	5.03%	#^	01/15/2026	459,675
2,500,000	Babson Ltd., Series 2015-2A-D	4.43%	#^	07/20/2027	2,339,589
1,000,000	Betony Ltd., Series 2015-1A-C	3.78%	#^	04/15/2027	981,179
1,000,000	Betony Ltd., Series 2015-1A-D	4.23%	#^	04/15/2027	889,924
500,000	Birchwood Park Ltd., Series 2014-1A-C2	3.78%	#^	07/15/2026	489,981
500,000	Birchwood Park Ltd., Series 2014-1A-D2	4.83%	#^	07/15/2026	467,814
22,080	Black Diamond Ltd., Series 2005-2A-A	0.89%	#^	01/07/2018	22,085
750,000	BlueMountain Ltd., Series 2012-1A-A	1.95%	#^	07/20/2023	748,192
2,500,000	BlueMountain Ltd., Series 2012-2A-A1	2.06%	#^	11/20/2024	2,499,452
1,000,000	BlueMountain Ltd., Series 2013-1A-A1	1.83%	#^	05/15/2025	993,215
2,500,000	BlueMountain Ltd., Series 2013-4A-A	2.13%	#^	04/15/2025	2,498,957
1,000,000	BlueMountain Ltd., Series 2014-4A-B1	3.07%	#^	11/30/2026	1,012,961
4,000,000	BlueMountain Ltd., Series 2015-3A-A1	2.11%	#^	10/20/2027	3,988,217
1,000,000	Canyon Capital Ltd., Series 2012-1A-C	3.43%	#^	01/15/2024	963,374
1,500,000	Canyon Capital Ltd., Series 2014-1A-B	3.29%	#^	04/30/2025	1,420,617
2,500,000	Carlyle Global Market Strategies Ltd., Series 2012-4A-A	2.02%	#^	01/20/2025	2,497,231
1,250,000	Carlyle Global Market Strategies Ltd., Series 2014-1A-C	3.63%	#^	04/17/2025	1,222,696
500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	3.78%	#^	07/27/2026	494,294
500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.83%	#^	07/27/2026	483,081
2,000,000	Carlyle Global Market Strategies Ltd., Series 2015-1A-A	2.16%	#^	04/20/2027	1,996,745
531,194	Carlyle High Yield Partners Ltd., Series 2006-8A-A2A	0.89%	#^	05/21/2021	529,239
500,000	Carlyle High Yield Partners Ltd., Series 2006-8A-B	1.03%	#^	05/21/2021	486,437
1,735,419	Carlyle High Yield Partners Ltd., Series 2007-10-A1	0.86%	#^	04/19/2022	1,696,044
1,319,277	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	0.85%	#^	04/19/2022	1,296,514
250,000	Catamaran Ltd., Series 2014-1A-B	3.28%	#^	04/20/2026	237,401
1,000,000	Catamaran Ltd., Series 2015-1A1-B	2.84%	#^	04/22/2027	981,617
2,000,000	Catamaran Ltd., Series 2015-1A-A	2.19%	#^	04/22/2027	1,990,218
1,000,000	Cent Ltd., Series 2013-19A-A1A	1.97%	#^	10/29/2025	989,740
1,000,000	Cent Ltd., Series 2014-21A-A1A	2.12%	#^	07/27/2026	991,181
500,000	Cent Ltd., Series 2014-22A-B	3.83%	#^	11/07/2026	485,354
250,000	Cent Ltd., Series 2014-22A-C	4.38%	#^	11/07/2026	213,750
349,206	Cornerstone Ltd., Series 2007-1A-A1S	0.85%	#^	07/15/2021	347,715
800,000	Dryden Leveraged Loan, Series 2006-11A-C1	2.23%	#^	04/12/2020	800,000
1,000,000	Dryden Senior Loan Fund, Series 2014-31A-B	2.53%	#^	04/20/2026	985,501
1,655,639	Eaton Vance Ltd., Series 2006-8A-A	0.88%	#^	08/15/2022	1,624,224
2,500,000	Eaton Vance Ltd., Series 2006-8A-B	1.28%	#^	08/15/2022	2,340,001
500,000	Flatiron Ltd., Series 2013-1A-B	3.38%	#^	01/17/2026	480,746
250,000	Flatiron Ltd., Series 2014-1A-C	3.93%	#^	07/17/2026	213,791
1,170,435	Four Corners Ltd., Series 2006-2A-A	0.91%	#^	01/26/2020	1,162,066
5,800,000	Galaxy Ltd., Series 2014-18A-A	2.10%	#^	10/15/2026	5,759,411
500,000	Galaxy Ltd., Series 2014-18A-D1	4.33%	#^	10/15/2026	434,342
700,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.83%	#^	04/17/2022	694,681
500,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	3.13%	#	08/15/2023	502,517
500,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	3.34%	#^	08/01/2025	480,001
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D	4.44%	#^	08/01/2025	211,953
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.13%	#^	04/28/2025	408,142
2,000,000	Highbridge Loan Management Ltd., Series 2016-8A-X	5.33%	#^	04/20/2028	2,000,416
3,000,000	Hildene Ltd., Series 2015-4A-A1A	2.14%	#^	07/23/2027	2,962,135
1,233,210	ING Ltd., Series 2012-1RA-A1R	1.86%	#^	03/14/2022	1,230,648
500,000	ING Ltd., Series 2012-1RA-BR	3.41%	#^	03/14/2022	497,190
1,000,000	Inwood Park Ltd., Series 2006-1A-B	1.02%	#^	01/20/2021	982,762
1,000,000	Jamestown Ltd., Series 2015-6A-A1A	2.24%	#^	02/20/2027	991,470
500,000	LCM LP, Series 10AR-BR	2.33%	#^	04/15/2022	500,361
500,000	LCM LP, Series 10AR-CR	3.48%	#^	04/15/2022	497,415
500,000	LCM LP, Series 11A-B	2.78%	#^	04/19/2022	501,256
250,000	LCM LP, Series 11A-D2	4.58%	#^	04/19/2022	240,210
500,000	LCM LP, Series 14A-D	4.13%	#^	07/15/2025	449,573
500,000	LCM LP, Series 15A-C	3.76%	#^	08/25/2024	499,359
250,000	LCM LP, Series 16A-D	4.23%	#^	07/15/2026	224,303
643,241	LCM LP, Series 2011-9	1.83%	#^	07/14/2022	643,031
1,800,000	Limerock Ltd., Series 2014-2A-A	2.13%	#^	04/18/2026	1,784,336
1,500,000	Madison Park Funding Ltd., 2011-7A-B	2.50%	#^	06/15/2022	1,494,862
2,400,000	Madison Park Funding Ltd., Series 2012-10A-A1A	2.00%	#^	01/20/2025	2,393,792
250,000	Madison Park Funding Ltd., Series 2014-13A-D	3.98%	#^	01/19/2025	230,527
250,000	Madison Park Funding Ltd., Series 2014-14A-C1	3.73%	#^	07/20/2026	247,143
1,000,000	Madison Park Funding Ltd., Series 2014-14A-D	4.23%	#^	07/20/2026	933,496
1,000,000	Madison Park Funding Ltd., Series 2014-15A-C	4.33%	#^	01/27/2026	947,500
1,000,000	Madison Park Funding Ltd., Series 2015-16A-B	3.63%	#^	04/20/2026	980,700
1,000,000	Magnetite Ltd., Series 2014-11A-C	4.23%	#^	01/18/2027	930,208
1,000,000	MAPS Fund Ltd., Series 2007-2A-B	1.53%	#^	07/20/2022	943,722
500,000	Nautique Funding Ltd., Series 2006-1A-C	2.33%	#^	04/15/2020	480,925
3,000,000	Navigare Funding Ltd., Series 2007-2A-C	1.38%	#^	04/17/2021	2,944,964
500,000	North End Ltd., Series 2013-1A-C	3.38%	#^	07/17/2025	479,117
250,000	North End Ltd., Series 2013-1A-D	4.13%	#^	07/17/2025	216,793
3,000,000	NYLIM Flatiron Ltd., Series 2006-1A-A2B	0.95%	#^	08/08/2020	2,986,837
500,000	Ocean Trails, Series 2006-1A-A2	1.08%	#^	10/12/2020	487,384
206,436	OCP Ltd., Series 2012-2A-A2	2.13%	#^	11/22/2023	206,360
2,247,266	Octagon Investment Partners Ltd., Series 2012-1A-AR	1.90%	#^	05/05/2023	2,247,790
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-A	2.12%	#^	11/25/2025	994,103
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-A	2.15%	#^	04/15/2026	2,496,141
500,000	Octagon Investment Partners Ltd., Series 2014-1A-B	3.83%	#^	11/14/2026	491,202
750,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.28%	#^	11/14/2026	701,250
1,500,000	OZLM Funding Ltd., Series 2013-5A-A1	2.13%	#^	01/17/2026	1,494,854
1,000,000	OZLM Ltd., Series 2015-11A-A1A	2.19%	#^	01/30/2027	996,669
1,000,000	OZLM Ltd., Series 2015-11A-A2A	2.89%	#^	01/30/2027	985,793
3,000,000	Palmer Square Ltd., Series 2013-2	3.12%	^	10/17/2025	3,038,801
500,000	Pinnacle Park Ltd., Series 2014-1A-C	3.73%	#^	04/15/2026	493,134
1,437,124	Prospect Park Ltd., Series 2006-1	0.88%	#^	07/15/2020	1,438,648
2,406,902	Race Point Ltd., Series 2011-5A-AR	1.95%	#^	12/15/2022	2,401,658
250,000	Race Point Ltd., Series 2012-6RA-CR	3.77%	#^	05/24/2023	248,892
250,000	Race Point Ltd., Series 2012-6RA-DR	4.77%	#^	05/24/2023	238,257
3,000,000	Race Point Ltd., Series 2012-7A-A	2.05%	#^	11/08/2024	2,995,811
1,000,000	Regatta Funding Ltd., 2016-1A-X	1.63%	#^	07/20/2028	1,000,775
500,000	Regatta Funding Ltd., Series 2014-1A-A1A	2.20%	#^	10/25/2026	497,710
1,367,354	Silverado Ltd., Series 2006-2A-A1	0.87%	#^	10/16/2020	1,352,316
500,000	Slater Mill Loan Fund, Series 2012-1A-B	3.28%	#^	08/17/2022	496,533
1,944,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	2.14%	#^	10/30/2026	1,934,223
250,000	Steele Creek Ltd., Series 2014-1A-A1	2.25%	#^	08/21/2026	248,381
2,867,944	Symphony Ltd., Series 2012-8AR-AR	1.73%	#^	01/09/2023	2,859,037
2,000,000	Symphony Ltd., Series 2013-11A-A	1.93%	#^	01/17/2025	1,992,118
1,500,000	Symphony Ltd., Series 2013-11A-B1	2.83%	#^	01/17/2025	1,500,718
1,500,000	Symphony Ltd., Series 2013-11A-C	3.78%	#^	01/17/2025	1,490,406
2,000,000	TCI-Flatiron Ltd, Series 2016-1A-B	2.86%	#^	07/17/2028	2,000,000
500,000	Thacher Park Ltd., Series 2014-1A-C	3.68%	#^	10/20/2026	491,269
500,000	Thacher Park Ltd., Series 2014-1A-D1	4.16%	#^	10/20/2026	446,554
5,000,000	THL Credit Wind River Ltd., Series 2016-1A-B	3.07%	#^	07/15/2028	5,001,642
4,000,000	Venture Ltd., Series 2014-18A-A	2.08%	#^	10/15/2026	3,973,188
779,732	Venture Ltd., Series 2007-8A-A2A	0.86%	#^	07/22/2021	763,586
500,000	Venture Ltd., Series 2012-10A-C	3.88%	#^	07/20/2022	500,706
1,000,000	Venture Ltd., Series 2012-11A-AR	1.93%	#^	11/14/2022	997,606
500,000	Venture Ltd., Series 2013-14A-B1	2.52%	#^	08/28/2025	489,694
2,620,000	Venture Ltd., Series 2014-16A-A1L	2.13%	#^	04/15/2026	2,605,887
6,000,000	Venture Ltd., Series 2014-17A-A	2.11%	#^	07/15/2026	5,955,292
3,750,000	Voya Ltd., Series 2013-2A-A1	1.79%	#^	04/25/2025	3,717,801
2,750,000	Voya Ltd., Series 2014-4A-A1	2.13%	#^	10/14/2026	2,742,455
1,000,000	Washington Mill Ltd., Series 2014-1A-A1	2.13%	#^	04/20/2026	995,851
500,000	WG Horizons, Series 2006-1A-C	2.37%	#^	05/24/2019	486,667

Total Collateralized Loan Obligations (Cost $176,980,826)					175,870,569

Foreign Corporate Bonds - 11.0%
1,500,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	1,494,321
1,300,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	1,365,000
200,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	213,900
200,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	207,900
1,000,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,039,500
800,000	Avianca Holdings S.A.	8.38%		05/10/2020	652,080
200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	163,020
1,500,000	Axiata SPV2 BHD	3.47%		11/19/2020	1,566,312
1,100,000	Banco Continental SAECA	8.88%		10/15/2017	1,120,625
200,000	Banco Davivienda S.A.	2.95%		01/29/2018	202,150
200,000	Banco de Bogota S.A.	5.00%		01/15/2017	202,756
1,400,000	Banco de Costa Rica	5.25%		08/12/2018	1,436,750
1,500,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	1,477,500
500,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	521,250
1,300,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	1,309,750
1,945,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	1,949,863
1,500,000	Banco Nacional De Costa Rica	5.88%	^	04/25/2021	1,549,425
600,000	Banco Regional SAECA	8.13%		01/24/2019	632,250
1,000,000	Banco Santander	4.13%		11/09/2022	1,032,500
1,600,000	Banco Santander	5.95%	#	01/30/2024	1,688,000
1,000,000	Bancolombia S.A.	6.13%		07/26/2020	1,075,000
300,000	Bancolombia S.A.	5.95%		06/03/2021	328,800
1,245,000	Bank of Montreal	1.80%		07/31/2018	1,260,678
1,000,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	1,025,000
2,200,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	2,200,000
1,000,000	Bharat Petroleum Corp Ltd.	4.63%		10/25/2022	1,081,300
115,000	BP Capital Markets PLC	1.68%		05/03/2019	115,966
135,000	BP Capital Markets PLC	1.85%		05/05/2017	135,836
937,000	BP Capital Markets PLC	1.67%		02/13/2018	944,411
1,340,000	British Telecommunications PLC	5.95%		01/15/2018	1,434,702
50,000	Camposol S.A.	10.50%	^	07/15/2021	42,000
800,000	Cemex S.A.B. de C.V.	5.38%	#	10/15/2018	822,000
1,000,000	Central American Bottling Corporation	6.75%		02/09/2022	1,042,500
1,800,000	CNOOC Finance Ltd.	2.63%		05/05/2020	1,820,050
300,000	Colbun S.A.	6.00%		01/21/2020	333,074
500,000	Comcel Trust	6.88%		02/06/2024	490,000
1,200,000	Comision Federal de Electricidad	4.88%		05/26/2021	1,282,500
1,075,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	1,122,031
700,000	Corpbanca S.A.	3.88%		09/22/2019	735,132
500,000	CorpGroup Banking S.A.	6.75%		03/15/2023	468,125
400,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	371,200
300,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	308,250
500,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	513,750
700,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	668,500
200,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	204,250
1,800,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	1,869,750
400,000	Digicel Ltd.	7.00%		02/15/2020	374,000
900,000	Digicel Ltd.	8.25%		09/30/2020	756,000
800,000	Digicel Ltd.	7.13%		04/01/2022	599,000
1,500,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	1,569,375
1,200,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	1,123,945
800,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	922,000
2,266,534	ENA Norte Trust	4.95%		04/25/2023	2,317,531
2,000,000	Export-Import Bank of India	3.13%		07/20/2021	2,033,746
241,727	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	241,727
2,000,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	2,064,800
1,100,000	Global Bank Corporation	4.75%		10/05/2017	1,120,900
200,000	Global Bank Corporation	5.13%	^	10/30/2019	207,000
900,000	Global Bank Corporation	5.13%		10/30/2019	931,500
200,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	203,000
1,000,000	Grupo Aval Ltd.	5.25%		02/01/2017	1,018,000
1,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	981,250
200,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	217,150
900,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	949,500
700,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	694,750
1,300,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	1,329,250
2,000,000	GrupoSura Finance S.A.	5.70%		05/18/2021	2,152,000
685,312	Guanay Finance Ltd.	6.00%	^	12/15/2020	683,598
1,599,060	Guanay Finance Ltd.	6.00%		12/15/2020	1,595,063
2,000,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	2,065,000
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	211,000
300,000	Inkia Energy Ltd.	8.38%		04/04/2021	316,500
1,200,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	1,248,000
679,774	Interoceanica Finance Ltd.	0.00%		11/30/2018	659,805
1,500,000	Inversiones CMPC S.A.	4.75%		01/19/2018	1,557,068
1,700,000	IOI Investment BHD	4.38%		06/27/2022	1,775,035
800,000	Israel Electric Corporation Ltd.	2.50%	#	01/17/2018	798,402
1,500,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	1,592,250
600,000	JBS Investments GmbH	7.75%		10/28/2020	636,000
1,500,000	Kia Motors Corporation	2.63%	^	04/21/2021	1,551,039
400,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	389,500
1,100,000	Marfrig Holdings B.V.	6.88%		06/24/2019	1,106,050
190,276	Mexico Generadora de Energia	5.50%		12/06/2032	183,854
1,600,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	1,624,000
1,775,000	Mylan N.V.	2.50%	^	06/07/2019	1,799,830
600,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	612,900
200,000	OAS Investments GMBH	8.25%	Ω	10/19/2019	1,020
150,000	Odebrecht Finance Ltd.	7.50%	†	09/29/2049	74,250
500,000	Oleoducto Central S.A.	4.00%		05/07/2021	489,750
1,300,000	ONGC Videsh Ltd.	3.25%		07/15/2019	1,339,260
360,000	Orange S.A.	2.75%		09/14/2016	361,360
1,145,000	Orange S.A.	2.75%		02/06/2019	1,180,660
2,200,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	2,304,641
850,000	Pacific Rubiales Energy Corporation	5.38%	Ω	01/26/2019	161,500
925,229	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	901,959
500,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	395,475
600,000	Petroleos Mexicanos	5.50%		01/21/2021	636,684
2,000,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	2,026,206
357,450	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	383,665
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	270,904
1,680,000	Royal Bank of Canada	2.00%		12/10/2018	1,711,811
200,000	Sigma Alimentos S.A.	6.88%		12/16/2019	230,000
500,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	505,896
500,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	505,895
300,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	316,500
500,000	Southern Copper Corporation	3.50%		11/08/2022	496,889
1,200,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	1,209,000
1,400,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	1,414,000
300,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	308,059
1,200,000	Tencent Holdings Ltd.	2.88%		02/11/2020	1,232,234
1,325,000	Thomson Reuters Corporation	1.30%		02/23/2017	1,325,435
1,405,000	Toronto Dominion Bank	1.75%		07/23/2018	1,419,813
2,000,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	2,095,000
200,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	135,000
700,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	442,750
200,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	196,200
400,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	392,400
1,150,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	1,168,400
2,200,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	2,279,750
400,000	Vedanta Resources PLC	6.00%		01/31/2019	344,500
1,000,000	VTR Finance B.V.	6.88%		01/15/2024	999,480
1,360,000	Westpac Banking Corporation	1.95%		11/23/2018	1,378,457

Total Foreign Corporate Bonds (Cost $115,365,952)					114,365,778

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.2%
1,800,000	Panama Government International Bond	5.20%		01/30/2020	1,998,000

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $1,954,194)					1,998,000

Non-Agency Commercial Mortgage Backed Obligations - 16.1%
2,328,000	A10 Securitization LLC, Series 2016-1-A1	2.42%	^	03/15/2035	2,345,199
200,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.81%	#^	06/15/2028	197,700
30,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.50%	#^I/O	04/14/2033	930,168
350,000	Banc of America Commercial Mortgage Trust, Series 2006-5-AM	5.45%		09/10/2047	351,867
500,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	516,764
3,146,561	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR17-A4	5.69%	#	06/13/2050	3,252,319
36,061	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-D	6.15%	#	06/11/2041	36,884
300,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	300,200
1,903,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AM	5.58%	#	09/11/2041	1,903,707
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	495,468
1,055,000	BXHTL Mortgage Trust, Series 2015-JWRZ-A	1.67%	#^	05/15/2029	1,052,489
3,631	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.51%	#	01/15/2046	3,628
2,352,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	2,392,819
22,204,778	CFCRE Commercial Mortgage Trust, Series 2016-C3	1.26%	#I/O	01/10/2048	1,723,530
2,023,000	CGGS Commercial Mortgage Trust, Series 2016-RNDB-AFL	2.09%	#^	02/15/2033	2,044,218
933,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.90%	#	12/10/2049	937,290
1,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	#^	12/10/2049	1,512,622
8,224,155	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.24%	#I/O	10/10/2047	560,632
1,430,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	1,105,041
5,939,967	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.59%	#I/O	02/10/2048	531,310
1,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.20%	#	06/10/2045	1,726,172
14,495,490	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.88%	#I/O	04/16/2049	1,730,448
20,090,854	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.51%	#I/O	02/12/2049	1,872,399
1,947,000	COBALT Commercial Mortgage Trust, Series 2006-C1-AM	5.25%		08/17/2048	1,948,834
300,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	298,061
350,000	COBALT Commercial Mortgage Trust, Series 2007-C3-AM	5.96%	#	05/15/2046	360,993
30,703,481	Commercial Mortgage Pass-Through Certificates, Series 2013-CCRE-12	1.54%	#I/O	10/15/2046	2,043,200
10,273,128	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	1.11%	#I/O	08/10/2046	420,678
3,190,054	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.34%	#I/O	05/10/2047	190,372
300,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.88%	#	08/10/2047	308,568
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66%	#	11/10/2047	509,240
110,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.29%	#^	02/13/2032	107,983
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.26%	#^	03/10/2048	1,213,160
22,304,968	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.16%	#I/O	03/10/2048	1,331,807
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.40%	#	05/10/2048	1,120,763
1,386,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.70%	#	08/10/2048	1,395,848
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	#^	02/10/2048	752,567
12,407,259	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.33%	#I/O	02/10/2048	841,697
950,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-B	3.83%	#	02/10/2048	996,318
1,470,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/13/2048	1,494,533
1,966,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CCRE28	4.80%	#	02/12/2049	1,971,282
17,887,143	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.14%	#I/O	02/12/2049	1,318,688
857,908	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.27%	#^	11/12/2043	878,516
73,505	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	73,469
190,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	191,784
350,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.62%	#	01/15/2049	356,515
1,575,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AMFL	0.68%	#	01/15/2049	1,539,317
855,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.14%	#	09/15/2039	865,656
2,735,001	Credit Suisse Mortgage Capital Certificates, Series 2007-C5-A4	5.70%	#	09/15/2040	2,829,086
1,750,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.27%	#^	02/15/2041	1,827,670
10,092,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	#^I/O	09/15/2037	428,196
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2015-SAND-D	3.29%	#^	08/15/2030	1,451,139
16,878,212	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	1.11%	#I/O	04/15/2050	983,801
4,794,716	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.98%	#I/O	01/15/2049	599,466
19,663,952	Deutsche Bank Mortgage Trust, Series 2016-C1-XA	1.66%	#I/O	05/10/2049	2,114,075
1,625,389	GE Capital Commercial Mortgage Corporation Trust, Series 2006-C1-AJ	5.52%	#	03/10/2044	1,612,761
1,499,300	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	1,453,918
350,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	374,104
1,550,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.24%	#	12/10/2049	1,559,167
1,750,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	1,810,883
2,379,349	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	2,419,561
1,508,116	GS Mortgage Securities Corporation, Series 2006-GG8-A4	5.56%		11/10/2039	1,512,156
1,881,445	GS Mortgage Securities Corporation, Series 2007-GG10-A4	5.99%	#	08/10/2045	1,930,013
300,000	GS Mortgage Securities Corporation, Series 2013-KING-C	3.55%	#^	12/10/2027	305,486
13,280,190	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.34%	#I/O	04/10/2047	814,061
4,473,684	GS Mortgage Securities Corporation, Series 2014-GC24-XA	1.01%	#I/O	09/12/2047	223,905
37,626,341	GS Mortgage Securities Corporation, Series 2015-GC32-XA	1.04%	#I/O	07/10/2048	2,025,362
9,960,635	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.53%	#I/O	10/10/2048	896,331
9,218,631	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.99%	#I/O	11/10/2048	554,001
19,821,667	GS Mortgage Securities Corporation, Series 2016-GS2-XA	1.82%	#I/O	05/12/2049	2,353,397
1,975,000	GS Mortgage Securities Corporation, Series 2016-ICE2-A	2.37%	#^	02/15/2033	1,991,140
1,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	1,496,264
1,910,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.19%	#	02/15/2051	1,942,747
900,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	6.09%	#	02/12/2051	939,592
530,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.89%	#	02/12/2049	539,846
1,600,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.28%	#	02/12/2051	1,594,926
1,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.20%	#	02/15/2051	1,814,766
350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	363,194
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.84%	#^	08/15/2027	495,677
1,550,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.69%	#^	01/15/2032	1,540,730
23,006,935	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.31%	#I/O	01/15/2049	1,553,764
1,947,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	5.93%	#	06/15/2049	1,949,550
1,678,228	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2-A4	6.07%		02/12/2051	1,741,871
7,230,816	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.26%	#I/O	02/15/2047	376,348
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.61%	#	09/15/2047	512,114
23,267,297	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.15%	#I/O	11/15/2047	1,341,241
1,303,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.57%	#	01/15/2048	1,301,492
7,658,113	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.32%	#I/O	01/15/2048	471,645
1,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	730,094
8,641,814	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.52%	#I/O	02/15/2048	649,939
29,749,059	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	1.09%	#I/O	05/15/2048	1,340,751
31,004,113	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.86%	#I/O	07/15/2048	1,225,413
13,119,380	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.18%	#I/O	08/17/2048	842,340
26,076,361	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.67%	#I/O	11/15/2048	2,037,831
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/17/2048	581,624
2,185,000	LB Commercial Mortgage Trust, Series 2007-C3-AM	6.12%	#	07/15/2044	2,255,043
150,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AM	5.38%		11/15/2038	150,929
1,550,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	1,559,216
1,268,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	1,283,001
1,852,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	1,879,353
11,876,000	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.96%	#^I/O	03/12/2049	1,192,703
300,000	Madison Avenue Trust, Series 2013-650M-D	4.17%	#^	10/12/2032	307,808
201,314	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.74%	#	05/12/2039	200,208
1,005,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	1,001,388
98,540	Merrill Lynch Mortgage Trust, Series 2006-C2-AM	5.78%	#	08/12/2043	98,457
1,947,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	6.02%	#	06/12/2050	1,916,745
750,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-AM	5.20%		12/12/2049	757,032
2,019,498	ML-CFC Commercial Mortgage Trust, Series 2007-7-A4	5.81%	#	06/12/2050	2,078,989
5,288,295	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	1.11%	#I/O	10/15/2046	201,598
20,703,966	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.76%	#I/O	02/15/2046	1,387,611
9,896,381	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.43%	#I/O	02/15/2047	526,314
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.64%	#	10/15/2047	513,384
620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	599,251
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	115,996
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/19/2048	1,403,628
21,857,273	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.45%	#I/O	01/15/2049	1,907,115
197,983	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.59%	#	03/12/2044	197,733
500,000	Morgan Stanley Capital, Inc., Series 2007-1Q16-AMA	6.25%	#	12/12/2049	522,284
500,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	493,347
2,412,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.26%	#	12/12/2049	2,528,817
175,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.56%	#^	07/13/2029	171,516
175,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.56%	#^	07/13/2029	167,357
800,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.56%	#^	07/13/2029	752,652
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2029	507,070
625,000	Morgan Stanley Capital, Inc., Series 2015-XLF1-D	3.43%	#^	08/14/2031	619,002
2,987,950	Velocity Commercial Capital Loan Trust, Series 2015-1-AFL	2.88%	#^	06/25/2045	3,006,624
5,294,456	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	5,284,280
162,402	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24	5.66%	#	03/15/2045	162,217
1,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	1,497,451
110,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AM	5.60%	#	10/15/2048	110,708
680,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	679,442
1,800,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	1,831,434
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	511,027
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	513,518
1,045,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.15%	#	02/15/2051	1,037,970
1,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.15%	#	02/15/2051	1,545,201
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/17/2050	1,508,657
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	572,845
13,876,525	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.14%	#I/O	02/15/2048	870,501
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.77%	#	11/15/2048	2,030,600
22,153,752	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.27%	#I/O	11/15/2048	1,690,980
32,798,243	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.94%	#I/O	07/17/2058	1,589,878
1,340,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.64%	#	09/15/2057	1,296,194
1,443,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/17/2059	1,472,377
15,374,165	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.98%	#I/O	03/15/2059	1,837,509
3,859,783	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.42%	#I/O	03/15/2047	242,770
9,810,083	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.32%	#I/O	08/15/2047	637,333

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $169,625,852)					166,731,224

Non-Agency Residential Collateralized Mortgage Obligations - 10.4%
2,798,022	Ajax Mortgage Loan Trust, Series 2015-B-A	3.88%	#^	07/26/2060	2,776,726
1,750,000	Banc of America Funding Corporation, Series 2005-B-3M1	0.90%	#	04/20/2035	1,438,111
5,151,386	Banc of America Funding Corporation, Series 2006-7-T2A1	5.88%	#	10/25/2036	4,254,096
6,955,953	Bayview Opportunity Master Fund Trust, Series 2016-A-A	4.46%	#^	01/28/2036	6,995,587
10,000,000	Bayview Opportunity Master Fund Trust, Series 2016-RPL2-A1	3.84%	#^	06/30/2031	10,000,000
3,381,111	BCAP LLC Trust, Series 2012-RR1-3A4	5.81%	#^	10/26/2035	3,055,565
892,442	CAM Mortgage LLC, Series 2015-1-A	3.50%	#^	07/15/2064	895,014
2,219,439	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.75%	#	03/25/2037	2,332,331
2,300,572	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,946,258
128,697	Countrywide Alternative Loan Trust, Series 2004-33-1A1	3.05%	#	12/25/2034	126,677
1,077,577	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	1,010,988
3,779,138	Countrywide Alternative Loan Trust, Series 2005-28CB	5.50%		08/25/2035	3,443,893
3,398,156	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	2,734,589
759,877	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	640,237
2,492,830	Countrywide Home Loans, Series 2005-10-A2	5.50%		05/25/2035	2,390,981
1,404,694	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	1,325,296
20,127	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	20,316
4,067,204	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	3,880,143
183,797	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	176,249
1,720,771	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	1,493,630
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.24%	#^	07/27/2036	816,226
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.88%	#^	11/27/2037	921,129
1,400,579	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,176,998
829,004	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	8.09%	#^	07/27/2037	617,433
9,262,140	FirstKey Mortgage Trust, Series 2014-1-A8	3.50%	#^	11/25/2044	9,503,853
198,759	GMACM Mortgage Loan Trust, Series 2005-J1-A6	6.00%		12/25/2035	194,043
35,191	GSR Mortgage Loan Trust, Series 2004-2F-14A1	5.50%		09/25/2019	35,975
1,030,557	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	836,478
18,304	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D-2A2	0.56%	#	11/25/2036	18,260
243,719	Home Equity Mortgage Trust, Series 2003-6-M2	2.65%	#	03/25/2034	236,830
381,280	HSI Asset Loan Obligation Trust, Series 2006-2-1A1	6.00%		12/25/2036	239,342
1,130,446	Impac Secured Assets Trust, Series 2006-5-1A1C	0.72%	#	02/25/2037	783,004
2,804,802	IndyMac Mortgage Loan Trust, Series 2006-AR5-2A1	3.04%	#	05/25/2036	2,390,382
506,004	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	410,078
34,630	Lehman XS Trust, Series 2005-6-3A2B	5.42%	#	11/25/2035	34,574
378,935	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.80%	#	04/25/2036	350,455
685,291	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	529,238
2,561,789	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	2,057,628
618,227	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.50%	#	02/25/2036	561,008
1,706,029	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	1,405,509
2,291,821	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,941,276
408,536	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3	0.70%	#	04/25/2034	390,061
1,134,762	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	851,645
1,250,000	Springleaf Mortgage Loan Trust, Series 2013-1A-B2	6.00%	#^	06/25/2058	1,249,742
1,250,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	1,249,700
2,404,840	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	2,393,549
4,176,294	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	4,208,236
2,733,437	VOLT LLC, Series 2015-NPL1-A1	3.63%	#^	10/25/2057	2,726,932
10,061,937	VOLT LLC, Series 2015-NPL11-A1	3.63%	#^	07/25/2045	10,052,145
5,721,605	VOLT LLC, Series 2015-NPL3-A1	3.38%	#^	10/25/2058	5,676,198
227,826	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	193,577
2,916,978	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	2,713,468

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $109,901,024)					107,701,659

US Corporate Bonds - 7.6%
1,385,000	AbbVie, Inc.	1.80%		05/14/2018	1,395,404
1,195,000	Aetna, Inc.	1.90%		06/07/2019	1,211,519
1,240,000	Amazon.com, Inc.	2.60%		12/05/2019	1,294,618
1,260,000	American Express Credit Corporation	1.80%		07/31/2018	1,271,540
390,000	American Express Credit Corporation	2.25%		08/15/2019	398,298
1,375,000	American Honda Finance Corporation	1.70%		02/22/2019	1,398,174
1,690,000	Anheuser-Busch InBev Finance, Inc.	1.90%		02/01/2019	1,719,732
765,000	Apple, Inc.	1.70%		02/22/2019	778,975
1,350,000	AT&T, Inc.	2.30%		03/11/2019	1,379,871
2,097,000	Bank of America Corporation	2.00%		01/11/2018	2,112,195
1,405,000	BB&T Corporation	2.25%		02/01/2019	1,439,680
1,350,000	Berkshire Hathaway Finance Corporation	1.70%		03/15/2019	1,372,596
1,268,000	Boston Properties LP	5.88%		10/15/2019	1,426,624
1,300,000	Cardinal Health, Inc.	1.95%		06/15/2018	1,315,692
1,325,000	Caterpillar Financial Services Corporation	1.70%		06/16/2018	1,342,269
1,466,000	Celgene Corporation	2.13%		08/15/2018	1,488,678
269,000	Chevron Corporation	1.79%		11/16/2018	272,694
705,000	Chevron Corporation	1.56%		05/16/2019	713,416
1,430,000	Cisco Systems, Inc.	1.65%		06/15/2018	1,449,009
1,836,000	Citigroup, Inc.	2.05%		12/07/2018	1,851,679
575,000	Comcast Corporation	6.50%		01/15/2017	591,913
630,000	Comcast Corporation	5.88%		02/15/2018	678,660
880,000	Covidien International Finance S.A.	6.00%		10/15/2017	935,749
1,342,000	CVS Health Corporation	1.90%		07/20/2018	1,362,770
950,000	Daimler Finance North America LLC	1.65%	^	03/02/2018	955,066
420,000	Daimler Finance North America LLC	2.25%	^	03/02/2020	428,069
1,330,000	Duke Energy Corporation	1.63%		08/15/2017	1,337,104
1,025,000	Express Scripts Holding Company	2.65%		02/15/2017	1,036,060
465,000	Express Scripts Holding Company	2.25%		06/15/2019	473,237
1,340,000	General Mills, Inc.	2.20%		10/21/2019	1,373,228
1,645,000	Goldman Sachs Group, Inc.	2.90%		07/19/2018	1,688,884
1,770,000	Hewlett-Packard Company	2.85%	^	10/05/2018	1,813,388
1,410,000	HJ Heinz Company	2.00%	^	07/02/2018	1,429,957
855,000	Home Depot, Inc.	2.00%		06/15/2019	879,645
1,150,000	John Deere Capital Corporation	1.60%		07/13/2018	1,161,931
1,425,000	JP Morgan Chase & Company	2.25%		01/23/2020	1,444,822
1,231,000	Kinder Morgan Energy Partners LP	6.00%		02/01/2017	1,259,789
600,000	Kroger Company	2.20%		01/15/2017	603,793
275,000	Kroger Company	6.40%		08/15/2017	290,990
455,000	Kroger Company	6.15%		01/15/2020	524,227
1,216,000	Laboratory Corporation	2.50%		11/01/2018	1,235,939
1,310,000	McGraw Hill Financial, Inc.	2.50%		08/15/2018	1,337,680
1,447,000	McKesson Corporation	1.29%		03/10/2017	1,449,984
355,000	Medtronic, Inc.	1.50%		03/15/2018	358,242
1,475,000	Metropolitan Life Global Funding	1.50%	^	01/10/2018	1,483,835
645,000	Molson Coors Brewing Company	1.45%		07/15/2019	646,580
1,780,000	Morgan Stanley	2.45%		02/01/2019	1,814,546
1,330,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	1,331,553
1,540,000	National Rural Utilities Cooperative Finance Corporation	2.30%		11/15/2019	1,588,358
1,270,000	Newell Brands, Inc.	2.60%		03/29/2019	1,304,108
615,000	Oracle Corporation	2.38%		01/15/2019	633,421
850,000	Oracle Corporation	2.25%		10/08/2019	877,693
995,000	PepsiCo, Inc.	2.15%		10/14/2020	1,023,529
1,250,000	Philip Morris International, Inc.	5.65%		05/16/2018	1,358,273
855,000	PNC Funding Corporation	4.38%		08/11/2020	937,101
640,000	Procter & Gamble Company	1.60%		11/15/2018	653,852
920,000	Reynolds American, Inc.	3.25%		06/12/2020	973,502
960,000	Shell International Finance B.V.	1.38%		05/10/2019	963,236
875,000	Simon Property Group LP	2.15%		09/15/2017	884,286
233,000	Simon Property Group LP	2.20%		02/01/2019	238,204
1,510,000	Southern Company	2.45%		09/01/2018	1,547,135
880,000	Thermo Fisher Scientific, Inc.	2.15%		12/14/2018	890,524
315,000	Toyota Motor Credit Corporation	1.55%		07/13/2018	318,123
650,000	Toyota Motor Credit Corporation	1.70%		02/19/2019	658,561
1,290,000	United Technologies Corporation	1.78%	#	05/04/2018	1,302,174
1,740,000	Verizon Communications Inc	2.63%		02/21/2020	1,801,311
505,000	Waste Management, Inc.	6.10%		03/15/2018	547,678
250,000	WellPoint, Inc.	1.88%		01/15/2018	251,510
1,210,000	WellPoint, Inc.	2.30%		07/15/2018	1,228,439
1,490,000	Wells Fargo & Company	1.50%		01/16/2018	1,498,684
885,000	Xerox Corporation	2.95%		03/15/2017	892,823
842,000	Zimmer Holdings, Inc.	1.45%		04/01/2017	842,697

Total US Corporate Bonds (Cost $78,015,736)					78,775,526

US Government / Agency Mortgage Backed Obligations - 3.6%
2,674,770	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	2,775,761
2,750,684	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	2,854,541
997,251	Federal Home Loan Mortgage Corporation, Series 3417-SM	5.84%	#I/FI/O	02/15/2038	207,880
2,473,439	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	2,577,304
33,593,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	2,379,930
5,294,761	Federal National Mortgage Association, Series 2015-09-HA	3.00%		01/25/2045	5,560,902
8,908,420	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	9,129,858
3,707,270	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	3,851,798
801,388	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	845,037
6,838,700	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	7,018,256

Total US Government / Agency Mortgage Backed Obligations (Cost $36,586,294)					37,201,267

US Government and Agency Obligations - 17.4%
21,800,000	United States Treasury Notes	0.63%		05/31/2017	21,823,413
28,900,000	United States Treasury Notes	0.88%		07/15/2017	29,008,953
31,600,000	United States Treasury Notes	1.00%		09/15/2017	31,773,421
28,200,000	United States Treasury Notes	0.88%		11/30/2017	28,322,275
28,800,000	United States Treasury Notes	1.00%		12/31/2017	28,984,493
16,300,000	United States Treasury Notes	0.75%		01/31/2018	16,345,835
22,900,000	United States Treasury Notes	1.63%		06/30/2020	23,556,131

Total US Government and Agency Obligations (Cost $179,209,824)					179,814,521

Short Term Investments - 6.6%
22,636,861	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		22,636,861
22,636,860	Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		22,636,860
22,636,860	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿		22,636,860

Total Short Term Investments (Cost $67,910,581)					67,910,581

Total Investments - 94.8% (Cost $987,300,776)					982,339,431
Other Assets in Excess of Liabilities - 5.2%					53,574,765

NET ASSETS - 100.0%					$1,035,914,196

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $320,763,480 or 31.0% of net assets.

#	Variable rate security. Rate disclosed as of June 30, 2016.

I/O	Interest only security

†	Perpetual Maturity

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

¿	Seven-day yield as of June 30, 2016

~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$987,380,319

Gross Tax Unrealized Appreciation	5,842,041
Gross Tax Unrealized Depreciation	(10,882,929)

Net Tax Unrealized Appreciation (Depreciation)	$(5,040,888)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	17.4%
Collateralized Loan Obligations	16.9%
Non-Agency Commercial Mortgage Backed Obligations	16.1%
Foreign Corporate Bonds	11.0%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
US Corporate Bonds	7.6%
Short Term Investments	6.6%
US Government / Agency Mortgage Backed Obligations	3.6%
Asset Backed Obligations	2.9%
Bank Loans	2.1%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.2%
Other Assets and Liabilities	5.2%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	83.5%
Mexico	1.5%
Colombia	1.4%
Peru	0.9%
Chile	0.9%
Panama	0.9%
India	0.6%
Canada	0.6%
Malaysia	0.5%
Singapore	0.4%
Israel	0.4%
China	0.4%
Brazil	0.4%
Costa Rica	0.4%
Paraguay	0.3%
United Kingdom	0.3%
Guatemala	0.3%
Hong Kong	0.2%
Netherlands	0.2%
Jamaica	0.2%
South Korea	0.2%
France	0.2%
Australia	0.1%
Qatar	0.0%	~
Luxembourg	0.0%	~
Dominican Republic	0.0%	~
Germany	0.0%	~
Other Assets and Liabilities	5.2%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	17.4%
Collateralized Loan Obligations	16.9%
Non-Agency Commercial Mortgage Backed Obligations	16.1%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Short Term Investments	6.6%
Banking	5.2%
US Government / Agency Mortgage Backed Obligations	3.6%
Asset Backed Obligations	2.9%
Telecommunications	1.4%
Oil & Gas	1.3%
Transportation	1.2%
Healthcare	1.2%
Utilities	1.0%
Consumer Products	0.9%
Beverage and Tobacco	0.9%
Technology	0.8%
Finance	0.6%
Automotive	0.5%
Electronics/Electric	0.5%
Food Products	0.5%
Media	0.4%
Pharmaceuticals	0.4%
Food/Drug Retailers	0.3%
Building and Development (including Steel/Metals)	0.3%
Insurance	0.3%
Business Equipment and Services	0.3%
Leisure	0.3%
Retailers (other than Food/Drug)	0.3%
Construction	0.2%
Real Estate	0.2%
Energy	0.2%
Conglomerates	0.2%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.2%
Mining	0.2%
Pulp & Paper	0.2%
Biotechnology	0.2%
Financial Intermediaries	0.2%
Chemicals/Plastics	0.1%
Aerospace & Defense	0.1%
Containers and Glass Products	0.1%
Environmental Control	0.1%
Industrial Equipment	0.1%
Hotels/Motels/Inns and Casinos	0.0%	~
Cosmetics/Toiletries	0.0%	~
Computers & Electronics	0.0%	~
Other Assets and Liabilities	5.2%

	100.0%

Total Return Swaps - Long
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector ER USD Index «	Barclays Capital, Inc.	0.47%	18,500,000	07/14/2016	$247,029
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	20,000,000	07/28/2016	1,002,798
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	50,000,000	08/25/2016	3,083,613
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	70,000,000	09/29/2016	9,479,217
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	11/16/2016	1,510,128
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	25,000,000	11/17/2016	1,322,279
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	12/21/2016	1,562,250
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	50,000,000	12/22/2016	2,951,838
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	50,000,000	01/26/2017	5,347,774
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	02/22/2017	3,309,209
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	90,000,000	02/23/2017	11,232,799
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	99,000,000	03/30/2017	8,021,022
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	60,000,000	04/27/2017	1,177,885
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	05/24/2017	564,018
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	05/25/2017	1,819,146
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	06/28/2017	278,330
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	06/29/2017	1,880,935
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	25,000,000	07/26/2017	-
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	90,000,000	07/27/2017	133,875

					$54,924,145

«	Shiller Barclays CAPE® US Sector ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an exchange-traded fund that invests primarily in equity securities of companies in the relevant sector. At June 30, 2016, the four sector constituents and their weightings were as follows: Consumer Staples 25.8%, Industrial 24.9%, Healthcare 24.8% and Technology 24.5%.

¤	Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index that invests primarily in equity securities of companies in the relevant sector. At June 30, 2016, the four sector constituents and their weightings were as follows: Consumer Staples 25.8%, Industrial 24.9%, Healthcare 24.7% and Technology 24.6%.

DoubleLine Flexible Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.9%
950,671	AVANT Loans Funding Trust, Series 2015-A-A	4.00%	^	08/16/2021	955,429
449,527	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	451,962
344,214	Citi Held For Asset Issuance, Series 2015-PM1-A	1.85%	^	12/15/2021	343,521
1,000,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	930,818
1,000,000	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥	10/15/2019	981,462
1,192,318	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	1,184,854

Total Asset Backed Obligations (Cost $4,940,454)					4,848,046

Collateralized Loan Obligations - 17.7%
1,000,000	Adams Mill Ltd., Series 2014-1A-A1	2.11%	#^	07/15/2026	990,649
250,000	Adams Mill Ltd., Series 2014-1A-D1	4.13%	#^	07/15/2026	208,203
250,000	Adams Mill Ltd., Series 2014-1A-E1	5.63%	#^	07/15/2026	174,235
500,000	ALM Loan Funding, Series 2016-19A-A2	2.83%	#^	07/15/2028	501,769
1,000,000	ALM Loan Funding, Series 2012-7A-A1	2.05%	#^	10/19/2024	997,978
1,000,000	ALM Loan Funding, Series 2014-14-A1	2.06%	#^	07/28/2026	996,513
500,000	ALM Loan Funding, Series 2016-19A-B	3.63%	#^	07/15/2028	498,793
250,000	Anchorage Capital Ltd., Series 2014-3A-A2A	2.88%	#^	04/28/2026	250,250
500,000	Apidos Ltd., Series 2014-19A-D	4.38%	#^	10/17/2026	469,731
500,000	Apidos Ltd., Series 2015-21A-C	4.18%	#^	07/18/2027	458,750
250,000	Apidos Ltd., Series 2015-21A-D	6.18%	#^	07/18/2027	209,375
291,813	Atrium Corporation, Series 5A-A2A	0.86%	#^	07/20/2020	291,689
250,000	Avery Point Ltd., Series 2013-2A-C	3.38%	#^	07/17/2025	237,553
500,000	Avery Point Ltd., Series 2013-2A-D	4.08%	#^	07/17/2025	440,342
204,746	Babson Ltd., Series 2007-1A-A1	0.86%	#^	01/18/2021	203,697
500,000	Babson Ltd., Series 2012-2A-CR	4.23%	#^	05/15/2023	468,518
500,000	Babson Ltd., Series 2014-3A-D2	5.03%	#^	01/15/2026	459,675
250,000	Babson Ltd., Series 2014-3A-E2	7.13%	#^	01/15/2026	213,846
1,000,000	Babson Ltd., Series 2015-2A-D	4.43%	#^	07/20/2027	935,836
500,000	Battalion Ltd., Series 2007-1A-C	1.43%	#^	07/14/2022	478,316
500,000	Betony Ltd., Series 2015-1A-D	4.23%	#^	04/15/2027	444,962
500,000	BlueMountain Ltd., Series 2012-2A-C	3.39%	#^	11/20/2024	496,296
750,000	BlueMountain Ltd., Series 2015-2A-C	3.33%	#^	07/19/2027	710,151
1,000,000	BlueMountain Ltd., Series 2015-2A-D	4.18%	#^	07/19/2027	890,819
500,000	BlueMountain Ltd., Series 2015-2A-E	5.98%	#^	07/19/2027	415,231
1,000,000	BlueMountain Ltd., Series 2015-3A-B	3.73%	#^	10/20/2027	986,043
500,000	BlueMountain Ltd., Series 2015-3A-C	4.18%	#^	10/20/2027	459,004
1,388,336	Carlyle High Yield Partners Ltd., Series 2007-10A-A1	0.86%	#^	04/19/2022	1,356,835
659,638	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	0.85%	#^	04/19/2022	648,257
250,000	Catamaran Ltd., Series 2015-1A-C1	3.74%	#^	04/22/2027	242,498
645,000	Cent Ltd., Series 2014-16AR-A1AR	1.89%	#^	08/01/2024	644,143
250,000	Cent Ltd., Series 2014-22A-B	3.83%	#^	11/07/2026	242,677
500,000	Cent Ltd., Series 2014-22A-C	4.38%	#^	11/07/2026	427,500
158,730	Cornerstone Ltd., Series 2007-1A-A1S	0.85%	#^	07/15/2021	158,052
500,000	Dryden Leveraged Loan, Series 2006-11A-C1	2.23%	#^	04/12/2020	500,000
500,000	Dryden Senior Loan Fund, Series 2012-24RA-DR	4.32%	#^	11/15/2023	454,215
250,000	Dryden Senior Loan Fund, Series 2012-25A-D	4.63%	#^	01/15/2025	232,391
1,103,759	Eaton Vance Ltd., Series 2006-8A-A	0.88%	#^	08/15/2022	1,082,816
500,000	Eaton Vance Ltd., Series 2006-8A-B	1.28%	#^	08/15/2022	468,000
500,000	Flatiron Ltd., Series 2013-1A-B	3.38%	#^	01/17/2026	480,746
585,218	Four Corners Ltd., Series 2006-2A-A	0.91%	#^	01/26/2020	581,033
1,000,000	Galaxy Ltd., Series 2014-18A-A	2.10%	#^	10/15/2026	993,002
250,000	Galaxy Ltd., Series 2014-18A-D1	4.33%	#^	10/15/2026	217,171
500,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.83%	#^	04/17/2022	496,201
1,000,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-D	3.98%	#^	07/20/2027	913,750
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	3.34%	#^	08/01/2025	240,000
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.13%	#^	04/28/2025	204,071
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.63%	#^	04/28/2025	157,536
500,000	ING Ltd., Series 2013-1A-D	5.63%	#^	04/15/2024	415,810
500,000	LCM LP, Series 10AR-BR	2.33%	#^	04/15/2022	500,361
500,000	LCM LP, Series 12A-DR	4.33%	#^	10/19/2022	470,935
500,000	LCM LP, Series 14A-D	4.13%	#^	07/15/2025	449,573
250,000	LCM LP, Series 16A-D	4.23%	#^	07/15/2026	224,303
250,000	Limerock Ltd., Series 2007-1A-B	1.27%	#^	04/24/2023	237,931
901,510	Madison Park Funding Ltd., Series 2007-4A-A2	0.88%	#^	03/22/2021	886,229
1,000,000	Madison Park Funding Ltd., Series 2007-6A-C	1.64%	#^	07/26/2021	937,514
250,000	Madison Park Funding Ltd., Series 2014-13A-D	3.98%	#^	01/19/2025	230,527
250,000	Madison Park Funding Ltd., Series 2014-13X-E	5.63%	#	01/19/2025	201,785
750,000	Madison Park Funding Ltd., Series 2014-14A-D	4.23%	#^	07/20/2026	700,122
500,000	Madison Park Funding Ltd., Series 2014-15A-C	4.33%	#^	01/27/2026	473,750
500,000	Madison Park Funding Ltd., Series 2015-16A-B	3.63%	#^	04/20/2026	490,350
500,000	Madison Park Funding Ltd., Series 2015-18A-D2	4.58%	#^	10/21/2026	474,936
250,000	Magnetite Ltd., Series 2014-9A-B	3.64%	#^	07/25/2026	244,953
750,000	Marea Ltd., Series 2012-1A-DR	4.38%	#^	10/16/2023	669,711
250,000	Ocean Trails, Series 2006-1A-A2	1.08%	#^	10/12/2020	243,692
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.28%	#^	11/14/2026	467,500
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	4.14%	#^	11/25/2025	497,733
250,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.23%	#^	11/14/2026	217,625
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D2	5.22%	#^	11/25/2025	474,178
500,000	OZLM Funding Ltd., Series 2013-5A-A1	2.13%	#^	01/17/2026	498,285
1,000,000	Palmer Square Ltd., Series 2013-2A-A1B	3.12%	^	10/17/2025	1,012,934
250,000	Pinnacle Park Ltd., Series 2014-1A-C	3.73%	#^	04/15/2026	246,567
250,000	Race Point Ltd., Series 2012-6RA-CR	3.77%	#^	05/24/2023	248,892
250,000	Race Point Ltd., Series 2012-6RA-DR	4.77%	#^	05/24/2023	238,257
1,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	2.14%	#^	10/30/2026	994,971
500,000	Symphony Ltd., Series 2013-11A-C	3.78%	#^	01/17/2025	496,802
500,000	Symphony Ltd., Series 2014-14A-D2	4.23%	#^	07/14/2026	470,221
500,000	Thacher Park Ltd., Series 2014-1A-D1	4.16%	#^	10/20/2026	446,554
500,000	THL Credit Wind River Ltd., Series 2016-1A-B	3.07%	#^	07/15/2028	500,164
500,000	THL Credit Wind River Ltd., Series 2016-1A-C	3.92%	#^	07/15/2028	499,130
1,000,000	Venture Ltd., Series 2016-23A-B	2.95%	#^	07/19/2028	1,000,000
1,000,000	Venture Ltd., Series 2006-1A-B	1.28%	#^	08/03/2020	947,738
500,000	Venture Ltd., Series 2013-15A-C	3.73%	#^	07/15/2025	497,500
500,000	Venture Ltd., Series 2014-17A-C	3.48%	#^	07/15/2026	479,914
250,000	Washington Mill Ltd., Series 2014-1A-C	3.63%	#^	04/20/2026	241,720
1,000,000	Westcott Park Ltd., Series 2016-1A-D	5.01%	#^	07/20/2028	989,000
500,000	WG Horizons, Series 2006-1A-C	2.37%	#^	05/24/2019	486,667
1,000,000	Wind River Ltd., Series 2014-1A-A	2.15%	#^	04/18/2026	991,955

Total Collateralized Loan Obligations (Cost $47,069,174)					45,425,907

Foreign Corporate Bonds - 16.2%
600,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	627,000
400,000	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	418,000
700,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	697,350
500,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	525,000
200,000	Aeropuertos Dominicanos	9.75%		11/13/2019	213,900
500,000	AES Andres B.V.	7.95%	^	05/11/2026	521,875
200,000	AES El Salvador Trust	6.75%		03/28/2023	173,000
500,000	Agromercantil Senior Trust	6.25%		04/10/2019	519,750
200,000	Avianca Holdings S.A.	8.38%		05/10/2020	163,020
200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	163,020
400,000	Axiata SPV2 BHD	3.47%		11/19/2020	417,683
700,000	Banco Continental SAECA	8.88%		10/15/2017	713,125
300,000	Banco de Bogota S.A.	5.38%		02/19/2023	304,500
200,000	Banco de Bogota S.A.	6.25%		05/12/2026	204,000
300,000	Banco de Bogota S.A.	6.25%	^	05/12/2026	306,000
400,000	Banco de Costa Rica	5.25%		08/12/2018	410,500
200,000	Banco de Credito e Inversiones	4.00%		02/11/2023	211,132
200,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	201,000
200,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	201,000
200,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	156,000
200,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	208,500
400,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	427,000
400,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	403,000
300,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	306,750
400,000	Banco Nacional De Costa Rica	5.88%	^	04/25/2021	413,180
350,000	Banco Regional SAECA	8.13%		01/24/2019	368,813
200,000	Banco Santander	4.13%		11/09/2022	206,500
700,000	Banco Santander	5.95%	#	01/30/2024	738,500
400,000	Bancolombia S.A.	6.13%		07/26/2020	430,000
400,000	BBVA Bancomer S.A.	6.50%		03/10/2021	441,000
200,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	200,000
400,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	397,000
400,000	BBVA Colombia S.A.	4.88%		04/21/2025	397,000
400,000	Bharti Airtel Ltd.	4.38%		06/10/2025	420,184
100,000	Camposol S.A.	10.50%	^	07/15/2021	84,000
500,000	Cementos Progreso Trust	7.13%		11/06/2023	530,000
200,000	Central American Bottling Corporation	6.75%		02/09/2022	208,500
400,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	299,000
200,000	Comcel Trust	6.88%		02/06/2024	196,000
400,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	417,500
500,000	CorpGroup Banking S.A.	6.75%		03/15/2023	468,125
100,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	92,800
200,000	Corporacion Financiera de Desarrolo S.A.	4.75%		02/08/2022	213,000
500,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	477,500
600,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	623,250
300,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	310,875
200,000	Digicel Ltd.	8.25%		09/30/2020	168,000
600,000	Digicel Ltd.	7.13%		04/01/2022	449,250
370,000	Ecopetrol S.A.	7.38%		09/18/2043	370,000
200,000	Ecopetrol S.A.	5.88%		05/28/2045	174,600
200,000	Eldorado International Finance GMBH	8.63%	^	06/16/2021	194,570
500,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	523,125
800,000	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	788,980
400,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	374,648
839,457	ENA Norte Trust	4.95%		04/25/2023	858,345
200,000	Export-Import Bank of India	3.13%		07/20/2021	203,375
241,727	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	241,727
193,382	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	193,382
100,000	Freeport-McMoRan Copper & Gold, Inc.	4.00%		11/14/2021	91,697
400,000	Freeport-McMoRan Copper & Gold, Inc.	3.88%		03/15/2023	352,000
200,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	161,500
400,000	Global Bank Corporation	4.75%		10/05/2017	407,600
200,000	Global Bank Corporation	5.13%	^	10/30/2019	207,000
400,000	Global Bank Corporation	5.13%		10/30/2019	414,000
500,000	GNL Quintero S.A.	4.63%		07/31/2029	512,498
400,000	Grupo Aval Ltd.	4.75%		09/26/2022	392,500
200,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	211,000
500,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	496,250
400,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	409,000
200,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	203,500
400,000	GrupoSura Finance S.A.	5.70%		05/18/2021	430,400
200,000	GrupoSura Finance S.A.	5.50%	^	04/29/2026	208,750
150,000	GTL Trade Finance, Inc.	5.89%		04/29/2024	133,005
685,312	Guanay Finance Ltd.	6.00%		12/15/2020	683,598
500,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	516,250
700,000	Industrial Senior Trust	5.50%		11/01/2022	689,500
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	211,000
200,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	208,000
170,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	108,375
70,000	Intelsat Jackson Holdings S.A.	8.00%	^	02/15/2024	69,300
300,000	IOI Investment BHD	4.38%		06/27/2022	313,241
500,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	530,750
300,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	292,125
200,000	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	210,000
140,000	Lundin Mining Corporation	7.50%	^	11/01/2020	143,500
200,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	152,500
400,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	409,200
856,242	Mexico Generadora de Energia	5.50%		12/06/2032	827,344
380,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	385,700
200,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	203,000
100,000	National Gas Company of Trinidad and Tobago Ltd.	6.05%		01/15/2036	104,000
200,000	OAS Financial Ltd.	8.88%	#†Ω	04/25/2018	3,300
200,000	ONGC Videsh Ltd.	3.75%		05/07/2023	204,640
200,000	ONGC Videsh Ltd.	4.63%		07/15/2024	214,170
900,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	942,808
200,000	Pacific Rubiales Energy Corporation	5.13%	Ω	03/28/2023	38,000
200,000	Pacific Rubiales Energy Corporation	5.63%	^Ω	01/19/2025	38,000
100,000	Pacific Rubiales Energy Corporation	5.63%	Ω	01/19/2025	19,000
1,050,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	830,498
400,000	Petroleos Mexicanos	5.50%		01/21/2021	424,456
600,000	Petroleos Mexicanos	6.38%		01/23/2045	606,000
800,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	810,482
200,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	200,750
200,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	211,000
200,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	195,500
300,000	Southern Copper Corporation	6.75%		04/16/2040	311,353
300,000	Southern Copper Corporation	5.88%		04/23/2045	282,926
430,000	SUAM Finance B.V.	4.88%		04/17/2024	447,200
500,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	503,750
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	202,000
500,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	523,750
400,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	270,000
400,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	253,000
400,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	392,400
800,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	829,000
200,000	Vedanta Resources PLC	8.25%		06/07/2021	165,500
200,000	Vedanta Resources PLC	7.13%		05/31/2023	152,500
600,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	546,000
400,000	VTR Finance B.V.	6.88%		01/15/2024	399,792

Total Foreign Corporate Bonds (Cost $42,653,601)					41,670,692

Non-Agency Commercial Mortgage Backed Obligations - 12.7%
150,000	Banc of America Commercial Mortgage Trust, Series 2006-6-AM	5.39%		10/10/2045	151,253
100,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	103,353
593,744	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR17-A4	5.69%	#	06/13/2050	613,700
100,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	100,067
540,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AM	5.58%	#	09/11/2041	540,201
250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	247,734
550,000	BXHTL Mortgage Trust, Series 2015-JWRZ-A	1.67%	#^	05/15/2029	548,691
1,038	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.51%	#	01/15/2046	1,036
443,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	450,688
100,000	CGBAM Commercial Mortgage Trust, Series 2014-HD-D	2.44%	#^	02/15/2031	97,047
412,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.90%	#	12/10/2049	413,894
210,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	#^	12/10/2049	211,767
100,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21-D	5.00%	#^	05/10/2047	80,160
1,869,419	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.24%	#I/O	10/10/2047	127,436
200,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	154,551
150,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	149,031
100,000	COBALT Commercial Mortgage Trust, Series 2007-C3-AM	5.96%	#	05/15/2046	103,141
3,160,963	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	1.11%	#I/O	08/10/2046	129,440
1,325,099	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.34%	#I/O	05/10/2047	79,077
100,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.88%	#	08/10/2047	102,856
1,467,831	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-XA	1.44%	#I/O	08/10/2047	95,020
125,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66%	#	11/10/2047	127,310
375,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.26%	#^	03/10/2048	303,290
300,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.40%	#	05/10/2048	224,153
2,481,452	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.33%	#I/O	02/10/2048	168,339
815,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.46%	#	07/10/2048	749,743
406,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/13/2048	412,776
3,639,721	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.14%	#I/O	02/12/2049	268,330
167,852	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.27%	#^	11/12/2043	171,884
100,234	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	100,185
100,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.62%	#	01/15/2049	101,861
375,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.14%	#	09/15/2039	379,674
297,908	Credit Suisse Mortgage Capital Certificates, Series 2007-C5-A4	5.70%	#	09/15/2040	308,156
2,018,458	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	#^I/O	09/15/2037	85,642
875,000	Credit Suisse Mortgage Capital Certificates, Series 2015-SAND-D	3.29%	#^	08/15/2030	846,498
2,730,299	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	1.11%	#I/O	04/15/2050	159,144
336,329	GE Capital Commercial Mortgage Corporation Trust, Series 2006-C1-AJ	5.52%	#	03/10/2044	333,716
399,200	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	387,117
100,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	106,887
300,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.24%	#	12/10/2049	301,774
150,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	155,219
200,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	203,380
175,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	177,043
348,900	GS Mortgage Securities Corporation, Series 2007-GG10-A4	5.99%	#	08/10/2045	357,907
3,189,700	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.75%	#I/O	02/10/2046	250,964
4,139,538	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.34%	#I/O	04/10/2047	253,749
9,205,314	GS Mortgage Securities Corporation, Series 2014-GC24-XA	1.01%	#I/O	09/12/2047	460,719
7,474,566	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.99%	#I/O	11/10/2048	449,190
7,422,378	GS Mortgage Securities Corporation, Series 2016-GS2-XA	1.82%	#I/O	05/12/2049	881,248
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-AJ	5.48%	#	05/15/2045	150,222
348,533	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	347,665
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	6.09%	#	02/12/2051	156,599
550,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	554,280
385,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20-AJ	6.28%	#	02/12/2051	383,779
475,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.20%	#	02/15/2051	492,579
100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	103,770
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.84%	#^	08/15/2027	148,703
550,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-CSMO-C	2.69%	#^	01/15/2032	546,710
2,169,245	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.26%	#I/O	02/15/2047	112,904
1,233,191	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.26%	#I/O	08/15/2047	80,664
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.61%	#	09/15/2047	102,423
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.60%	#	11/15/2047	150,917
425,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.57%	#	01/15/2048	424,508
6,941,447	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	1.09%	#I/O	05/15/2048	312,842
5,757,950	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.18%	#I/O	08/17/2048	369,694
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/17/2048	471,316
845,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	850,024
100,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	101,183
550,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	558,123
4,616,000	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.96%	#^I/O	03/12/2049	463,583
160,540	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2-AJ	6.20%	#	06/12/2046	160,507
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.64%	#	10/15/2047	102,677
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	483,267
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	483,315
180,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.30%	#	03/15/2048	178,265
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.27%	#	07/15/2050	350,635
550,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/19/2048	385,998
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.69%	#	12/15/2047	269,506
98,991	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.59%	#	03/12/2044	98,867
200,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	197,339
616,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.26%	#	12/12/2049	645,834
150,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2029	152,121
2,500,000	Nationstar Loan Trust, Series 2016-2-M1	3.60%	^	06/25/2026	2,499,995
360,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	359,388
443,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-AM	5.34%		11/18/2048	447,340
430,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	429,647
600,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	610,478
150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	153,308
485,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.15%	#	02/15/2051	481,737
407,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.15%	#	02/15/2051	419,264
500,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/17/2050	397,015
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	186,210
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.27%	#	05/15/2048	378,884
540,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.77%	#	11/15/2048	548,262
5,974,045	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.27%	#I/O	11/15/2048	455,995
2,725,404	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.34%	#I/O	05/15/2048	195,667
8,944,975	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.94%	#I/O	07/17/2058	433,603
411,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.76%	#	12/17/2048	421,718
2,788,482	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.98%	#I/O	03/15/2059	333,277
4,169,285	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.32%	#I/O	08/15/2047	270,866
2,534,804	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	1.12%	#I/O	11/15/2047	141,843

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $33,594,229)					32,781,357

Non-Agency Residential Collateralized Mortgage Obligations - 22.1%
5,000,000	Ajax Mortgage Loan Trust, Series 2016-1-A	4.25%	#^	07/25/2047	5,011,095
750,000	Banc of America Funding Corporation, Series 2005-B-3M1	0.90%	#	04/20/2035	616,333
3,371,978	Bayview Opportunity Master Fund Trust, Series 2015-1-A	3.84%	#^	01/28/2030	3,384,658
4,000,000	Bayview Opportunity Master Fund Trust, Series 2016-RPL2-A1	3.84%	#^	06/30/2031	4,000,000
2,062,749	Bear Stearns Alt-A Trust, Series 2006-4-22A1	3.10%	#	08/25/2036	1,690,338
594,962	CAM Mortgage LLC, Series 2015-1-A	3.50%	#^	07/15/2064	596,676
2,300,572	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,946,258
872,566	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	772,942
974,257	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	613,640
759,877	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	640,237
996,627	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	768,155
988,938	Countrywide Home Loans, Series 2005-HYB9-3A2A	2.59%	#	02/20/2036	870,932
642,146	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	605,850
1,748,186	Countrywide Home Loans, Series 2007-HY1-1A1	3.03%	#	04/25/2037	1,545,328
534,820	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.08%	#	09/25/2036	344,910
1,077,429	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	896,714
618,249	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	536,640
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.24%	#^	07/27/2036	1,224,339
402,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.88%	#^	11/27/2037	370,294
3,712,360	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	#^	12/25/2056	3,678,675
650,464	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	546,627
253,777	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	8.09%	#^	07/27/2037	189,010
1,130,446	Impac Secured Assets Trust, Series 2006-5-1A1C	0.72%	#	02/25/2037	783,004
4,763,359	IndyMac Mortgage Loan Trust, Series 2006-AR19-2A1	3.01%	#	08/25/2036	3,916,902
939,506	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	801,441
1,638,392	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	4.51%	#	04/25/2037	1,450,002
289,145	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	234,330
378,935	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.80%	#	04/25/2036	350,455
534,383	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	412,695
1,178,737	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	946,761
244,160	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	217,641
231,434	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A4	5.75%		02/25/2036	219,587
772,784	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.50%	#	02/25/2036	701,260
829,010	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75%	#	04/25/2037	545,368
438,347	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	371,181
915,430	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	754,176
567,381	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	425,823
1,353,371	RMAT LLC, Series 2015-RPL1-A1	3.97%	#^	05/26/2020	1,349,629
750,000	Springleaf Mortgage Loan Trust, Series 2013-1A-B2	6.00%	#^	06/25/2058	749,845
750,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	749,820
3,341,035	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	3,366,589
2,051,910	VOLT LLC, Series 2015-NPL3-A1	3.38%	#^	10/25/2058	2,035,626
1,460,479	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	1,280,907
1,389,037	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,292,128
305,787	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A15	5.75%		03/25/2037	298,034
169,262	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	169,312
2,692,080	WinWater Mortgage Loan Trust, Series 2016-1-2A3	3.00%	#^	12/20/2030	2,766,666

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $58,917,428)					57,038,833

US Corporate Bonds - 5.2%
195,000	Activision Blizzard, Inc.	5.63%	^	09/15/2021	204,750
200,000	Aeropuerto Internacional de Tocumen S.A.	5.63%		05/18/2036	201,000
215,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	205,325
185,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	198,875
170,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	175,312
110,000	Asbury Automotive Group, Inc.	6.00%		12/15/2024	111,375
200,000	Ashland, Inc.	4.75%		08/15/2022	201,250
145,000	Berry Plastics Corporation	5.50%		05/15/2022	148,806
110,000	CCO Holdings LLC	5.25%		09/30/2022	113,162
45,000	CCO Holdings LLC	5.13%	^	05/01/2023	45,562
85,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	86,700
200,000	Centene Escrow Corporation	5.63%	^	02/15/2021	209,000
220,000	Cequel Communications LLC	6.38%	^	09/15/2020	223,300
225,000	CommScope, Inc.	5.00%	^	06/15/2021	230,681
80,000	CSC Holdings LLC	5.25%		06/01/2024	72,800
110,000	Dana Holding Corporation	5.50%		12/15/2024	105,050
155,000	Diamond 1 Finance Corporation	7.13%	^	06/15/2024	162,130
65,000	Dollar Tree, Inc.	5.75%	^	03/01/2023	69,387
120,000	Embarq Corporation	8.00%		06/01/2036	120,450
40,000	Energy Gulf Coast, Inc.	9.25%	Ω	12/15/2017	4,600
15,000	Energy Gulf Coast, Inc.	11.00%	^Ω	03/15/2020	6,075
35,000	Energy Gulf Coast, Inc.	7.50%	Ω	12/15/2021	4,025
85,000	Energy Partners Ltd.	8.25%	Ω	02/15/2018	9,350
130,000	Energy Transfer Equity LP	5.50%		06/01/2027	122,850
135,000	Energy Transfer Partners LP	5.20%		02/01/2022	142,410
225,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	223,031
135,000	Equinix Inc.	5.88%		01/15/2026	141,075
230,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	225,112
105,000	First Data Corporation	7.00%	^	12/01/2023	106,969
105,000	First Data Corporation	5.75%	^	01/15/2024	104,475
140,000	Frontier Communications Corp.	10.50%		09/15/2022	148,662
220,000	Gannett Company, Inc.	4.88%	^	09/15/2021	226,050
145,000	Gates Global LLC	6.00%	^	07/15/2022	127,600
130,000	GLP Capital LP	5.38%		04/15/2026	134,875
220,000	Goodyear Tire & Rubber Company	5.13%		11/15/2023	228,250
135,000	Gray Television, Inc.	7.50%		10/01/2020	141,412
105,000	Gray Television, Inc.	5.88%	^	07/15/2026	106,050
60,000	HCA, Inc.	5.38%		02/01/2025	61,650
135,000	HCA, Inc.	5.88%		02/15/2026	140,400
195,000	HD Supply, Inc.	7.50%		07/15/2020	204,731
245,000	Infor US, Inc.	6.50%		05/15/2022	232,598
215,000	JBS LLC	5.75%	^	06/15/2025	203,175
205,000	Level 3 Communications, Inc.	5.75%		12/01/2022	208,075
155,000	Levi Strauss & Company	5.00%		05/01/2025	156,550
300,000	Memorial Productions Partners LP	6.88%		08/01/2022	151,500
50,000	MGM Growth Properties Operating Partnership LP	5.63%	^	05/01/2024	53,000
100,000	Micron Technology, Inc.	5.25%	^	08/01/2023	85,750
30,000	Microsemi Corporation	9.13%	^	04/15/2023	33,150
200,000	Milacron LLC	7.75%	^	02/15/2021	207,000
200,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	210,500
225,000	MPLX LP	5.50%	^	02/15/2023	228,827
225,000	NCL Corporation Ltd.	5.25%	^	11/15/2019	228,375
150,000	NRG Energy, Inc.	7.25%	^	05/15/2026	150,000
75,000	NXP Funding LLC	4.13%	^	06/01/2021	76,313
145,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	143,550
140,000	Open Text Corporation	5.88%	^	06/01/2026	141,050
65,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	65,163
200,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	205,000
130,000	Post Holdings, Inc.	7.38%		02/15/2022	137,150
110,000	PQ Corporation	6.75%	^	11/15/2022	114,675
200,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	212,500
150,000	Quintiles Transnational Corporation	4.88%	^	05/15/2023	153,000
125,000	Realogy Group LLC	4.88%	^	06/01/2023	123,750
100,000	Regal Entertainment Group	5.75%		03/15/2022	103,000
65,000	RegionalCare Hospital Partners Holdings Inc.	8.25%	^	05/01/2023	66,788
124,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	120,280
225,000	Reynolds Group Issuer LLC	8.25%		02/15/2021	235,418
140,000	Rite Aid Corporation	6.13%	^	04/01/2023	150,311
135,000	Sabre GLBL, Inc.	5.25%	^	11/15/2023	138,038
191,000	Sally Holdings LLC	5.75%		06/01/2022	198,879
85,000	Sanchez Energy Corporation	6.13%		01/15/2023	66,088
35,000	SandRidge Energy, Inc.	8.75%	^Ω	06/01/2020	14,525
205,000	SBA Communications Corporation	5.63%		10/01/2019	212,431
200,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	202,000
225,000	Select Medical Corporation	6.38%		06/01/2021	217,125
140,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	134,575
205,000	Sinclair Television Group, Inc.	5.63%	^	08/01/2024	210,381
220,000	Sirius XM Radio Inc.	5.38%	^	07/15/2026	217,250
100,000	Solera Finance, Inc.	10.50%	^	03/01/2024	105,438
200,000	Spectrum Brands, Inc.	5.75%		07/15/2025	209,250
145,000	Station Casinos LLC	7.50%		03/01/2021	153,545
85,000	Team Health Inc.	7.25%	^	12/15/2023	91,173
210,000	Tenet Healthcare Corporation	6.75%		06/15/2023	201,863
205,000	Terex Corporation	6.00%		05/15/2021	206,281
225,000	TransDigm, Inc.	6.00%		07/15/2022	227,291
65,000	TreeHouse Foods, Inc.	6.00%	^	02/15/2024	69,667
145,000	Tribune Media Co	5.88%		07/15/2022	145,000
160,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	137,200
120,000	Vizient, Inc.	10.38%	^	03/01/2024	129,000
50,000	Western Digital Corporation	7.38%	^	04/01/2023	53,375
155,000	Williams Partners LP	4.88%		03/15/2024	148,959
175,000	WMG Acquisition Corporation	6.75%	^	04/15/2022	177,188

Total US Corporate Bonds (Cost $13,412,979)					13,357,537

US Government / Agency Mortgage Backed Obligations - 2.0%
5,731,871	Federal Home Loan Mortgage Corporation, Series 3926-HS	6.01%	#I/FI/O	09/15/2041	1,004,156
817,746	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	853,630
887,700	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	924,976
6,487,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	459,578
1,781,684	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	1,825,972

Total US Government / Agency Mortgage Backed Obligations (Cost $5,114,303)					5,068,312

US Government and Agency Obligations - 6.5%
16,200,000	United States Treasury Notes	1.75%		12/31/2020	16,760,666

Total US Government and Agency Obligations (Cost $16,397,204)					16,760,666

Affiliated Mutual Funds - 11.6%
2,551,968	DoubleLine Floating Rate Fund (Class I)				25,009,283
456,004	DoubleLine Global Bond Fund (Class I)				4,851,885

Total Affiliated Mutual Funds (Cost $30,540,387)					29,861,168

Short Term Investments - 4.4%
3,738,060	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		3,738,060
3,738,059	Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		3,738,059
3,738,059	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿		3,738,059

Total Short Term Investments (Cost $11,214,178)					11,214,178

Total Investments - 100.3% (Cost $263,853,937)					258,026,696
Liabilities in Excess of Other Assets - (0.3)%					(677,796)

NET ASSETS - 100.0%					$257,348,900

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $100,473,523 or 39.0% of net assets.

¥	Illiquid security. At June 30, 2016, the value of these securities amounted to $981,462 or 0.4% of net assets.

#	Variable rate security. Rate disclosed as of June 30, 2016.

I/O	Interest only security

†	Perpetual Maturity

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

¿	Seven-day yield as of June 30, 2016

~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$263,948,160

Gross Tax Unrealized Appreciation	1,748,942
Gross Tax Unrealized Depreciation	(7,670,406)

Net Tax Unrealized Appreciation (Depreciation)	$(5,921,464)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	22.1%
Collateralized Loan Obligations	17.7%
Foreign Corporate Bonds	16.2%
Non-Agency Commercial Mortgage Backed Obligations	12.7%
Affiliated Mutual Funds	11.6%
US Government and Agency Obligations	6.5%
US Corporate Bonds	5.2%
Short Term Investments	4.4%
US Government / Agency Mortgage Backed Obligations	2.0%
Asset Backed Obligations	1.9%
Other Assets and Liabilities	(0.3)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	84.1%
Mexico	2.6%
Chile	2.0%
Peru	1.8%
Colombia	1.5%
Panama	1.1%
Brazil	0.9%
Guatemala	0.8%
India	0.8%
Singapore	0.7%
Malaysia	0.6%
Israel	0.6%
Costa Rica	0.5%
Paraguay	0.5%
Dominican Republic	0.5%
Columbia	0.4%
Jamaica	0.2%
Indonesia	0.2%
Hong Kong	0.2%
Luxembourg	0.1%
El Salvador	0.1%
Canada	0.1%
Trinidad & Tobago	0.0%	~
Other Assets and Liabilities	(0.3)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	22.1%
Collateralized Loan Obligations	17.7%
Non-Agency Commercial Mortgage Backed Obligations	11.8%
Affiliated Mutual Funds	11.6%
US Government and Agency Obligations	6.5%
Banking	4.8%
Short Term Investments	4.4%
Asset Backed Obligations	2.8%
Transportation	2.3%
Oil & Gas	2.2%
Utilities	2.0%
US Government / Agency Mortgage Backed Obligations	2.0%
Telecommunications	1.3%
Finance	1.1%
Mining	1.0%
Consumer Products	0.8%
Media	0.8%
Healthcare	0.6%
Retailers (other than Food/Drug)	0.6%
Building and Development (including Steel/Metals)	0.5%
Chemicals/Plastics	0.4%
Leisure	0.3%
Technology	0.3%
Containers and Glass Products	0.3%
Hotels/Motels/Inns and Casinos	0.3%
Industrial Equipment	0.2%
Real Estate	0.2%
Automotive	0.2%
Conglomerates	0.2%
Electronics/Electric	0.2%
Energy	0.2%
Financial Intermediaries	0.1%
Food/Drug Retailers	0.1%
Health Care Providers & Services	0.1%
Aerospace & Defense	0.1%
Beverage and Tobacco	0.1%
Pulp & Paper	0.1%
Food Products	0.0%	~
Business Equipment and Services	0.0%	~
Construction	0.0%	~
Other Assets and Liabilities	(0.3)%

	100.0%

DoubleLine Low Duration Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 95.7%
Brazil - 5.2%
3,000,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	2,865,000
100,000	Globo Communicacao e Participacoes S.A.	5.31%	#^	05/11/2022	101,500
4,400,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	4,466,000
300,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	301,650
600,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	609,000
1,900,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	1,928,500
1,000,000	OAS Investments GMBH	8.25%	Ω	10/19/2019	5,100

					10,276,750

Chile - 7.1%
3,000,000	Banco Santander	1.53%	#	04/11/2017	3,003,750
123,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	132,790
200,000	Corpbanca S.A.	3.88%		09/22/2019	210,038
4,248,932	Guanay Finance Ltd.	6.00%		12/15/2020	4,238,309
3,500,000	Inversiones CMPC S.A.	4.75%		01/19/2018	3,633,157
500,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	527,500
1,900,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	1,914,250
300,000	VTR Finance B.V.	6.88%		01/15/2024	299,844

					13,959,638

China - 3.5%
2,500,000	CNOOC Finance Ltd.	2.63%		05/05/2020	2,527,848
400,000	CNPC General Capital Ltd.	1.53%	#^	05/14/2017	399,984
1,000,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	1,011,791
3,000,000	Tencent Holdings Ltd.	2.88%		02/11/2020	3,080,586

					7,020,209

Colombia - 13.9%
1,200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	978,120
300,000	Banco Davivienda S.A.	2.95%		01/29/2018	303,225
2,000,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	1,970,000
500,000	Bancolombia S.A.	5.95%		06/03/2021	548,000
4,500,000	Ecopetrol S.A.	4.25%		09/18/2018	4,668,750
1,500,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	1,569,375
4,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	4,610,000
3,000,000	Grupo Aval Ltd.	5.25%		02/01/2017	3,054,000
1,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	981,250
2,150,000	GrupoSura Finance S.A.	5.70%		05/18/2021	2,313,400
500,000	Oleoducto Central S.A.	4.00%		05/07/2021	489,750
3,800,000	Pacific Rubiales Energy Corporation	5.38%	Ω	01/26/2019	722,000
5,000,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	5,237,500

					27,445,370

Costa Rica - 4.0%
1,580,000	Banco de Costa Rica	5.25%		08/12/2018	1,621,475
1,000,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	1,022,500
2,500,000	Banco Nacional De Costa Rica	5.88%	^	04/25/2021	2,582,375
2,500,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	2,600,000

					7,826,350

Dominican Republic - 0.1%
200,000	Aeropuertos Dominicanos	9.75%		11/13/2019	213,900

					213,900

Guatemala - 3.8%
900,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	935,550
1,600,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,663,200
500,000	Bantrab Senior Trust	9.00%		11/14/2020	446,000
300,000	Cementos Progreso Trust	7.13%		11/06/2023	318,000
4,000,000	Central American Bottling Corporation	6.75%		02/09/2022	4,170,000

					7,532,750

Hong Kong - 1.9%
3,600,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	3,717,000

					3,717,000

India - 6.7%
4,200,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	4,184,099
1,800,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	1,946,340
1,800,000	Export-Import Bank of India	3.13%		07/20/2021	1,830,371
3,500,000	ONGC Videsh Ltd.	3.25%		07/15/2019	3,605,700
2,000,000	Vedanta Resources PLC	6.00%		01/31/2019	1,722,500

					13,289,010

Israel - 4.6%
1,000,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	1,021,250
3,000,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	3,116,250
500,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	518,125
4,000,000	Israel Electric Corporation Ltd.	2.50%	#	01/17/2018	3,992,012
500,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	530,750

					9,178,387

Jamaica - 1.3%
1,500,000	Digicel Ltd.	7.00%		02/15/2020	1,402,500
1,500,000	Digicel Ltd.	8.25%		09/30/2020	1,260,000

					2,662,500

Malaysia - 5.3%
4,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	4,176,832
1,500,000	IOI Investment BHD	4.38%		06/27/2022	1,566,207
4,700,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	4,761,584

					10,504,623

Mexico - 13.6%
2,118,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	2,123,295
300,000	Banco Santander	4.13%		11/09/2022	309,750
4,000,000	Banco Santander	5.95%	#	01/30/2024	4,220,000
5,000,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	5,000,000
300,000	Comision Federal de Electricidad	4.88%		05/26/2021	320,625
2,700,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	2,848,500
2,500,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	2,481,250
1,500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	1,533,750
3,500,000	Petroleos Mexicanos	3.50%		07/18/2018	3,531,500
2,000,000	Petroleos Mexicanos	5.50%		01/21/2021	2,122,280
400,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	270,000
1,500,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	948,750
1,200,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	1,177,200

					26,886,900

Panama - 8.4%
3,600,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	3,780,000
250,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	255,625
2,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	2,015,000
1,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	1,007,500
4,533,069	ENA Norte Trust	4.95%		04/25/2023	4,635,063
1,500,000	Global Bank Corporation	4.75%		10/05/2017	1,528,500
1,500,000	Global Bank Corporation	5.13%	^	10/30/2019	1,552,500
1,800,000	Global Bank Corporation	5.13%		10/30/2019	1,863,000

					16,637,188

Paraguay - 1.3%
1,080,000	Banco Regional SAECA	8.13%		01/24/2019	1,138,050
1,000,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	1,010,000
400,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	404,000

					2,552,050

Peru - 7.5%
600,000	Camposol S.A.	10.50%	^	07/15/2021	504,000
200,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	185,600
500,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	513,750
1,000,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	1,032,400
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	211,000
2,677,000	Inkia Energy Ltd.	8.38%		04/04/2021	2,824,235
920,527	Interoceanica Finance Ltd.	0.00%		11/30/2018	893,487
2,687,000	Maestro Peru S.A.	6.75%		09/26/2019	2,794,480
3,026,790	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	2,950,666
700,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	553,665
400,000	Southern Copper Corporation	3.50%		11/08/2022	397,511
1,500,000	Union Andina de Cementos S.A.A.	5.88%	^	10/30/2021	1,524,000
500,000	Union Andina de Cementos S.A.A.	5.88%		10/30/2021	508,000

					14,892,794

Qatar - 1.2%
1,000,000	Ooredoo Tamweel Ltd.	3.04%		12/03/2018	1,022,480
1,206,751	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	1,295,254

					2,317,734

Singapore - 5.0%
1,000,000	DBS Bank Ltd.	3.63%	#	09/21/2022	1,022,848
4,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	4,190,256
3,500,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	3,626,875
1,000,000	United Overseas Bank Ltd.	3.50%	#	09/16/2026	1,021,655

					9,861,634

South Korea - 1.3%
2,500,000	Kia Motors Corporation	2.63%	^	04/21/2021	2,585,065

					2,585,065

Total Foreign Corporate Bonds (Cost $194,114,897)					189,359,852

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 2.9%
Mexico - 0.5%
1,000,000	Mexico Government International Bond	3.50%		01/21/2021	1,060,000

					1,060,000

Panama - 2.4%
4,200,000	Panama Government International Bond	5.20%		01/30/2020	4,662,000

					4,662,000

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $5,587,123)					5,722,000

Short Term Investments - 0.3%
222,077	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		222,077
222,077	Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		222,077
222,077	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿		222,077

Total Short Term Investments (Cost $666,231)					666,231

Total Investments - 98.9% (Cost $200,368,251)					195,748,083
Other Assets in Excess of Liabilities - 1.1%					2,107,341

NET ASSETS - 100.0%					$197,855,424

†	Perpetual Maturity

#	Variable rate security. Rate disclosed as of June 30, 2016.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $19,965,369 or 10.1% of net assets.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

¿	Seven-day yield as of June 30, 2016

~	Represents less than 0.05% of net assets.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$200,593,933

Gross Tax Unrealized Appreciation	1,701,858
Gross Tax Unrealized Depreciation	(6,547,708)

Net Tax Unrealized Appreciation (Depreciation)	$(4,845,850)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	95.7%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	2.9%
Short Term Investments	0.3%
Other Assets and Liabilities	1.1%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	14.1%
Colombia	13.9%
Panama	10.8%
Peru	7.5%
Chile	7.1%
India	6.7%
Malaysia	5.3%
Brazil	5.2%
Singapore	5.0%
Israel	4.6%
Costa Rica	4.0%
Guatemala	3.8%
China	3.5%
Hong Kong	1.9%
Jamaica	1.3%
South Korea	1.3%
Paraguay	1.3%
Qatar	1.2%
United States	0.3%
Dominican Republic	0.1%
Other Assets and Liabilities	1.1%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	24.5%
Oil & Gas	16.1%
Transportation	13.8%
Utilities	8.4%
Telecommunications	6.3%
Finance	4.8%
Consumer Products	4.1%
Media	2.9%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	2.9%
Retailers (other than Food/Drug)	2.7%
Building and Development (including Steel/Metals)	2.7%
Beverage and Tobacco	2.1%
Pulp & Paper	1.9%
Conglomerates	1.9%
Automotive	1.3%
Mining	1.1%
Chemicals/Plastics	1.1%
Short Term Investments	0.3%
Construction	0.0%	~
Other Assets and Liabilities	1.1%

	100.0%

DoubleLine Long Duration Total Return Bond Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
US Government / Agency Mortgage Backed Obligations - 77.5%
1,610,055	Federal Home Loan Mortgage Corporation, Series 4057-ZB	3.50%		06/15/2042	1,755,738
1,610,055	Federal Home Loan Mortgage Corporation, Series 4057-ZC	3.50%		06/15/2042	1,803,159
2,240,573	Federal Home Loan Mortgage Corporation, Series 4182-ZD	3.50%		03/15/2043	2,435,500
1,099,528	Federal Home Loan Mortgage Corporation, Series 4194-ZL	3.00%		04/15/2043	1,153,989
2,458,044	Federal Home Loan Mortgage Corporation, Series 4204-QZ	3.00%		05/15/2043	2,473,901
1,670,670	Federal Home Loan Mortgage Corporation, Series 4206-LZ	3.50%		05/15/2043	1,820,126
619,725	Federal Home Loan Mortgage Corporation, Series 4210-Z	3.00%		05/15/2043	640,791
327,397	Federal Home Loan Mortgage Corporation, Series 4226-GZ	3.00%		07/15/2043	334,859
2,360,587	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	2,442,230
2,091,938	Federal Home Loan Mortgage Corporation, Series 4417-PZ	3.00%		12/15/2044	2,116,681
2,792,434	Federal Home Loan Mortgage Corporation, Series 4420-CZ	3.00%		12/15/2044	2,817,598
4,961,336	Federal Home Loan Mortgage Corporation, Series 4427-XG	3.00%		01/15/2045	5,096,639
2,067,719	Federal Home Loan Mortgage Corporation, Series 4440-ZD	2.50%		02/15/2045	1,999,486
1,061,513	Federal Home Loan Mortgage Corporation, Series 4460-KB	3.50%		03/15/2045	1,162,616
2,071,149	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	2,126,799
2,100,000	Federal National Mortgage Association, Series 2012-128-UC	2.50%		11/25/2042	2,022,667
1,610,055	Federal National Mortgage Association, Series 2012-68-ZA	3.50%		07/25/2042	1,746,646
2,293,390	Federal National Mortgage Association, Series 2012-92-AZ	3.50%		08/25/2042	2,500,303
3,014,389	Federal National Mortgage Association, Series 2013-127-MZ	3.00%		12/25/2043	3,061,739
508,319	Federal National Mortgage Association, Series 2013-66-ZK	3.00%		07/25/2043	487,327
1,665,811	Federal National Mortgage Association, Series 2013-74-ZH	3.50%		07/25/2043	1,853,438
1,227,249	Federal National Mortgage Association, Series 2014-42-BZ	3.00%		07/25/2044	1,236,798
1,500,000	Federal National Mortgage Association, Series 2014-67-HD	3.00%		10/25/2044	1,553,568
904,000	Federal National Mortgage Association, Series 2014-68-TD	3.00%		11/25/2044	931,623
2,445,530	Federal National Mortgage Association, Series 2014-80-DZ	3.00%		12/25/2044	2,466,817
1,108,509	Federal National Mortgage Association, Series 2014-80-KL	2.00%		05/25/2043	948,304
3,095,130	Federal National Mortgage Association, Series 2015-16-ZY	2.50%		04/25/2045	2,945,872
2,713,773	Federal National Mortgage Association, Series 2015-52-GZ	3.00%		07/25/2045	2,779,568
670,078	Government National Mortgage Association, Series 2013-180-LO	0.00%	P/O	11/16/2043	595,464
3,266,769	Government National Mortgage Association, Series 2015-53-EZ	2.00%		04/16/2045	2,723,249
2,870,929	Government National Mortgage Association, Series 2015-79-VZ	2.50%		05/20/2045	2,704,754
273,626	Government National Mortgage Association, Series 2016-012-MZ	3.00%		01/20/2046	271,694

Total US Government / Agency Mortgage Backed Obligations (Cost $54,987,403)					61,009,943

US Government and Agency Obligations - 20.7%
2,700,000	Tennessee Valley Authority	5.50%		06/15/2038	3,786,016
3,750,000	Tennessee Valley Authority	3.50%		12/15/2042	4,068,435
700,000	Tennessee Valley Authority	4.25%		09/15/2065	825,077
6,100,000	United States Treasury Notes	0.63%		08/31/2017	6,106,789
1,300,000	United States Treasury Notes	2.88%		08/15/2045	1,460,215

Total US Government and Agency Obligations (Cost $15,609,397)					16,246,532

Short Term Investments - 0.7%
187,149	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		187,149
187,149	Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		187,149
187,149	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿		187,149

Total Short Term Investments (Cost $561,447)					561,447

Total Investments - 98.9% (Cost $71,158,247)					77,817,922
Other Assets in Excess of Liabilities - 1.1%					891,252

NET ASSETS - 100.0%					$78,709,174

P/O	Principal only security
¿	Seven-day yield as of June 30, 2016

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$71,182,287

Gross Tax Unrealized Appreciation	6,645,160
Gross Tax Unrealized Depreciation	(9,525)

Net Tax Unrealized Appreciation (Depreciation)	$6,635,635

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	77.5%
US Government and Agency Obligations	20.7%
Short Term Investments	0.7%
Other Assets and Liabilities	1.1%

100.0%

DoubleLine Strategic Commodity Fund (Consolidated)

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Short Term Investments - 92.2%
1,061,794	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿ᴥ		1,061,794
1,061,794	Dreyfus Government Cash Management - Institutional Shares	0.25%	¿ᴥ		1,061,794
250,000	United States Treasury Bills	0.00%	ᴥ	10/13/2016	249,837
5,550,000	United States Treasury Bills	0.00%	ᴥ	10/20/2016	5,545,882
15,900,000	United States Treasury Bills	0.00%	ᴥ‡	11/10/2016	15,885,547
4,200,000	United States Treasury Bills	0.00%		07/21/2016	4,199,592
4,850,000	United States Treasury Bills	0.00%	ᴥ	08/18/2016	4,848,589

Total Short Term Investments (Cost $32,847,804)					32,853,035

Total Investments - 92.2% (Cost $32,847,804)					32,853,035
Other Assets in Excess of Liabilities - 7.8%					2,782,128

NET ASSETS - 100.0%					$35,635,163

¿	Seven-day yield as of June 30, 2016

ᴥ	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.

‡	All or a portion of this security has been pledged as collateral in connection with swaps.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$32,847,804

Gross Tax Unrealized Appreciation	152,357
Gross Tax Unrealized Depreciation	(147,126)

Net Tax Unrealized Appreciation (Depreciation)	$5,231

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	92.2%
Other Assets and Liabilities	7.8%

100.0%

Excess Return Swaps - Long
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Commodity Beta Basket Swap g ᴥ	Morgan Stanley	0.28%	26,200,000	07/01/2016	$1,117,640
Long Commodity Basket Swap j ᴥ	Morgan Stanley	0.22%	3,300,000	07/01/2016	107,675
Commodity Beta Basket Swap g ᴥ	Morgan Stanley	0.28%	1,600,000	08/01/2016	(6,778)

					$1,218,537

Excess Return Swaps - Short
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Short Commodity Basket Swap y ᴥ	Morgan Stanley	0.22%	3,300,000	07/01/2016	$(140,937)

					$(140,937)

ᴥ	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.
g	Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At June 30, 2016, the constituents and their weightings were as follows: Soybeans 21.9%, Copper 17.7%, Nickel 11.8%, Brent Crude 10.6%, Crude Oil 10.5%, Sugar 6.2%, Gas Oil 5.9%, Gasoline 4.5%, Live Cattle 4.0%, Cotton 3.5%, Heating Oil 3.4%.
j	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2016, the constituents and their weightings were as follows: Gold 21.1%, Soybeans 20.9%, Zinc 20.7%, Cocoa 18.9%, Gasoline 18.4%.
y	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2016, the constituents and their weightings were as follows: Coffee 22.6%, Natural Gas 22.1%, Heating Oil 19.1%, Crude Oil 18.9%, Kansas Wheat 17.3%.

DoubleLine Global Bond Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount /Shares		Security Description	Rate		Maturity	Value $
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 58.9%
Australia - 2.1%
2,650,000	AUD	Australia Government Bond	1.75%		11/21/2020	1,989,378
3,650,000	AUD	Australia Government Bond	3.25%		04/21/2025	3,007,741

						4,997,119

Belgium - 2.2%
4,425,000	EUR	Belgium Government Bond	0.80%	^	06/22/2025	5,219,938

						5,219,938

Canada - 2.8%
4,300,000	CAD	Canadian Government Bond	2.75%		06/01/2022	3,728,115
3,240,000	CAD	Canadian Government Bond	2.25%		06/01/2025	2,787,724

						6,515,839

Germany - 6.0%
4,950,000	EUR	Bundesrepublik Deutschland	1.00%		08/15/2025	6,102,365
6,850,000	EUR	Bundesrepublik Deutschland	0.50%		02/15/2026	8,068,131

						14,170,496

Hungary - 3.4%
990,000,000	HUF	Hungary Government Bond	3.50%		06/24/2020	3,680,067
1,000,000,000	HUF	Hungary Government Bond	5.50%		06/24/2025	4,194,404

						7,874,471

Ireland - 4.1%
2,450,000	EUR	Ireland Government Bond	3.90%		03/20/2023	3,397,787
3,925,000	EUR	Ireland Government Bond	5.40%		03/13/2025	6,180,496

						9,578,283

Israel - 2.7%
13,950,000	ILS	Israel Government Bond	4.25%		03/31/2023	4,374,635
6,925,000	ILS	Israel Government Bond	1.75%		08/31/2025	1,840,231

						6,214,866

Italy - 1.7%
1,565,000	EUR	Italy Buoni Poliennali Del Tesoro	0.65%		11/01/2020	1,768,983
2,000,000	EUR	Italy Buoni Poliennali Del Tesoro	1.50%		06/01/2025	2,283,254

						4,052,237

Japan - 18.4%
600,000,000	JPY	Japan Government Ten Year Bond	0.60%		06/20/2024	6,236,415
1,010,000,000	JPY	Japan Government Ten Year Bond	0.40%		06/20/2025	10,388,422
922,500,000	JPY	Japan Government Ten Year Bond	0.40%		09/20/2025	9,496,680
725,000,000	JPY	Japan Government Twenty Year Bond	1.50%		06/20/2034	8,914,429
675,000,000	JPY	Japan Government Twenty Year Bond	1.20%		09/20/2035	7,979,890

						43,015,836

Mexico - 0.9%
35,000,000	MXN	Mexican Bonos	8.00%		06/11/2020	2,098,041

						2,098,041

New Zealand - 1.7%
4,625,000	NZD	New Zealand Government Bond	5.50%		04/15/2023	4,017,673

						4,017,673

Poland - 4.3%
14,350,000	PLN	Poland Government Bond	1.50%		04/25/2020	3,585,412
24,750,000	PLN	Poland Government Bond	3.25%		07/25/2025	6,491,124

						10,076,536

Portugal - 1.8%
2,275,000	EUR	Portugal Obrigacoes do Tesouro	2.20%	^	10/17/2022	2,507,701
1,500,000	EUR	Portugal Obrigacoes do Tesouro	2.88%	^	10/15/2025	1,663,257

						4,170,958

Spain - 1.8%
1,225,000	EUR	Spain Government Bond	5.85%	^	01/31/2022	1,775,085
2,000,000	EUR	Spain Government Bond	2.75%	^	10/31/2024	2,529,708

						4,304,793

United Kingdom - 5.0%
1,800,000	GBP	United Kingdom Gilt	1.25%		07/22/2018	2,449,174
6,525,000	GBP	United Kingdom Gilt	2.00%		07/22/2020	9,272,419

						11,721,593

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $131,917,289)						138,028,679

US Government and Agency Obligations - 30.5%
United States - 30.5%
6,000,000	USD	United States Treasury Notes	1.38%		04/30/2020	6,115,080
7,250,000	USD	United States Treasury Notes	1.63%		06/30/2020	7,457,727
6,750,000	USD	United States Treasury Notes	1.50%		01/31/2022	6,890,008
7,500,000	USD	United States Treasury Notes	1.75%		04/30/2022	7,752,098
9,000,000	USD	United States Treasury Notes	1.88%		08/31/2022	9,358,416
6,000,000	USD	United States Treasury Notes	2.00%		11/30/2022	6,281,838
6,500,000	USD	United States Treasury Notes	2.50%		05/15/2024	7,063,420
6,000,000	USD	United States Treasury Notes	2.38%		08/15/2024	6,461,952
13,500,000	USD	United States Treasury Notes	2.00%		02/15/2025	14,130,707

						71,511,246

Total US Government and Agency Obligations (Cost $69,397,272)						71,511,246

Short Term Investments - 6.7%
5,249,741		BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		5,249,741
5,249,741		Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		5,249,741
5,249,741		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿		5,249,741

Total Short Term Investments (Cost $15,749,223)						15,749,223

Total Investments - 96.1% (Cost $217,063,784)						225,289,148
Other Assets in Excess of Liabilities - 3.9%						9,147,136

NET ASSETS - 100.0%						$234,436,284

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $13,695,689 or 5.8% of net assets.

¿	Seven-day yield as of June 30, 2016

AUD	Australian Dollar

EUR	Euro

CAD	Canadian Dollar

HUF	Hungarian Forint

ILS	Israeli Shekel

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

PLN	Polish Zloty

GBP	British Pound

USD	US Dollar

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$217,077,591

Gross Tax Unrealized Appreciation	8,238,710
Gross Tax Unrealized Depreciation	(27,153)

Net Tax Unrealized Appreciation (Depreciation)	$8,211,557

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	58.9%
US Government and Agency Obligations	30.5%
Short Term Investments	6.7%
Other Assets and Liabilities	3.9%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	37.2%
Japan	18.4%
Germany	6.0%
United Kingdom	5.0%
Poland	4.3%
Ireland	4.1%
Hungary	3.4%
Canada	2.8%
Israel	2.7%
Belgium	2.2%
Australia	2.1%
Spain	1.8%
Portugal	1.8%
Italy	1.7%
New Zealand	1.7%
Mexico	0.9%
Other Assets and Liabilities	3.9%

100.0%

DoubleLine Infrastructure Income Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 9.9%
2,619,000	CAL Funding II, Ltd., Series 2013-1A-A	3.35%	^	03/27/2028	2,548,050
300,607	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	299,010
3,075,000	Global SC Finance II SRL, Series 2013-1A-A	2.98%	^	04/17/2028	2,935,923
102,620	Global SC Finance II SRL, Series 2013-2A-A	3.67%	^	11/17/2028	99,973
99,523	HERO Funding Trust, Series 2015-2A-A	3.99%	^	09/20/2040	99,956
248,180	NP SPE II LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	251,540
302,946	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	297,502
259,583	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	253,382
1,265,000	TAL Advantage LLC, Series 2014-1A-B	4.10%	^	02/20/2039	1,198,242

Total Asset Backed Obligations (Cost $7,953,039)					7,983,578

Foreign Corporate Bonds - 9.1%
150,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	155,186
1,906,000	GNL Quintero S.A.	4.63%		07/31/2029	1,953,642
4,000,000	Fideicomiso P.A. Costera	6.75%		¥01/15/2034	3,920,680
150,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	155,438
647,830	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	647,830
241,727	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	241,727
200,000	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	210,000

Total Foreign Corporate Bonds (Cost $7,239,746)					7,284,503

US Corporate Bonds - 14.2%
160,000	American Electric Power Company, Inc.	2.95%		12/15/2022	166,819
100,000	American Tower Corporation	3.38%		10/15/2026	100,787
178,000	American Transmission Systems, Inc.	5.25%	^	01/15/2022	201,891
150,000	Canadian Pacific Railway Company	2.90%		02/01/2025	152,673
2,500,000	Commonwealth Edison Company	4.35%		11/15/2045	2,849,868
150,000	Crown Castle International Corporation	3.70%		06/15/2026	154,691
135,000	Eversource Energy	2.80%		05/01/2023	138,515
120,000	Exelon Corporation	3.40%		04/15/2026	125,736
1,000,000	ITC Holdings Corporation	3.25%		06/30/2026	1,003,541
200,000	Metropolitan Edison Company	4.00%	^	04/15/2025	209,651
2,929,000	NextEra Energy Capital Holdings, Inc.	3.63%		06/15/2023	3,093,047
100,000	Oglethorpe Power Corporation	4.25%		04/01/2046	105,998
150,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	156,444
2,500,000	SBA Tower Trust	2.88%	^	07/15/2046	2,527,425
245,000	SBA Tower Trust	2.24%	^	04/15/2043	245,789
150,000	Sierra Pacific Power Company	2.60%	^	05/01/2026	152,915
67,000	Xcel Energy, Inc.	3.30%		06/01/2025	70,830

Total US Corporate Bonds (Cost $11,293,304)					11,456,620

Exchange Traded Funds and Common Stocks - 10.1%
33,058	iShares iBoxx $ Investment Grade Corporate Bond ETF				4,057,208
45,315	Vanguard Intermediate-Term Corporate Bond ETF				4,051,614

Total Exchange Traded Funds and Common Stocks (Cost $7,978,576)					8,108,822

Short Term Investments - 72.4%
19,395,903	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		19,395,903
19,395,903	Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		19,395,903
19,395,902	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿		19,395,902

Total Short Term Investments (Cost $58,187,708)					58,187,708

Total Investments - 115.7% (Cost $92,652,373)					93,021,231
Liabilities in Excess of Other Assets - (15.7)%					(12,630,797)

NET ASSETS - 100.0%					$80,390,434

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $16,200,383 or 20.2% of net assets.

¥	Illiquid security. At June 30, 2016, the value of these securities amounted to $3,920,680 or 4.9% of net assets.

¿	Seven-day yield as of June 30, 2016

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$92,652,373

Gross Tax Unrealized Appreciation	375,703
Gross Tax Unrealized Depreciation	(6,845)

Net Tax Unrealized Appreciation (Depreciation)	$368,858

+	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	72.4%
US Corporate Bonds	14.2%
Exchange Traded Funds and Common Stocks	10.1%
Asset Backed Obligations	9.9%
Foreign Corporate Bonds	9.1%
Other Assets and Liabilities	(15.7)%

100.0%

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20161:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$769,831,254	$302,567,248	$7,151,814	$47,145,491	$85,239,460	$23,975,102
Affiliated Mutual Funds	-	288,510,558	-	37,443,920	48,900,000	-
Exchange Traded Funds and Common Stock	-	-	-	27,892,450	-	-
Real Estate Investment Trusts	-	-	-	4,992,128	-	-

Total Level 1	769,831,254	591,077,806	7,151,814	117,473,989	134,139,460	23,975,102
Level 2
US Government / Agency Mortgage Backed Obligations	30,159,156,028	1,134,473,955	-	5,780,818	61,260,686	-
Non-Agency Residential Collateralized Mortgage Obligations	12,203,787,730	568,508,462	-	11,040,810	334,622,972	-
Other Short Term Investments	6,996,749,334	-	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	4,378,458,312	439,185,588	-	-	632,128,482	-
Collateralized Loan Obligations	2,718,123,763	251,681,694	-	5,234,679	594,181,992	-
US Government and Agency Obligations	2,161,022,202	1,856,761,666	-	1,665,344	337,873,845	-
Asset Backed Obligations	1,381,477,734	127,218,548	-	3,384,653	124,402,339	-
US Corporate Bonds	-	959,798,732	-	-	280,746,396	200,025
Foreign Corporate Bonds	-	855,344,006	801,788,860	-	503,965,268	-
Bank Loans	-	159,578,036	-	-	-	264,205,104
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	14,867,333	-	-	13,390,600	-
Municipal Bonds	-	11,153,712	-	1,671,875	-	-

Total Level 2	59,998,775,103	6,378,571,732	801,788,860	28,778,179	2,882,572,580	264,405,129
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	186,741,242	4,694,921	-	-	-	-
Asset Backed Obligations	111,886,668	-	-	-	4,907,310	-
Collateralized Loan Obligations	31,922,167	-	-	-	-	-

Total Level 3	330,550,077	4,694,921	-	-	4,907,310	-

Total	$61,099,156,434	$6,974,344,459	$808,940,674	$146,252,168	$3,021,619,350	$288,380,231

Other Financial Instruments
Level 1
Futures Contracts	$-	$-	$-	$885,865	$-	$-

Total Level 1	-	-	-	885,865	-	-
Level 2
Total Return Swaps	-	-	-	554,344	-	-
Forward Currency Exchange Contracts	-	-	-	180,558	-	-

Total Level 2	-	-	-	734,902	-	-
Level 3	-	-	-	-	-	-

Total	$-	$-	$-	$1,620,767	$-	$-

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$67,910,581	$11,214,178	$666,231	$561,447	$2,123,588	$15,749,223
Affiliated Mutual Funds	-	29,861,168	-	-	-	-

Total Level 1	67,910,581	41,075,346	666,231	561,447	2,123,588	15,749,223
Level 2
US Government and Agency Obligations	179,814,521	16,760,666	-	16,246,532	-	71,511,246
Collateralized Loan Obligations	175,870,569	45,425,907	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	166,731,224	32,781,357	-	-	-	-
Foreign Corporate Bonds	114,365,778	41,670,692	189,359,852	-	-	-
Non-Agency Residential Collateralized Mortgage Obligations	106,268,000	55,625,484	-	-	-	-
US Corporate Bonds	78,775,526	13,357,537	-	-	-	-
US Government / Agency Mortgage Backed Obligations	37,201,267	5,068,312	-	61,009,943	-	-
Asset Backed Obligations	29,932,558	3,866,584	-	-	-	-
Bank Loans	22,037,748	-	-	-	-	-
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1,998,000	-	5,722,000	-	-	138,028,679
Other Short Term Investments	-	-	-	-	30,729,447	-

Total Level 2	912,995,191	214,556,539	195,081,852	77,256,475	30,729,447	209,539,925
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	1,433,659	1,413,349	-	-	-	-
Asset Backed Obligations	-	981,462	-	-	-	-

Total Level 3	1,433,659	2,394,811	-	-	-	-

Total	$982,339,431	$258,026,696	$195,748,083	$77,817,922	$32,853,035	$225,289,148

Other Financial Instruments
Level 1
Total Level 1	$-	$-	$-	$-	$-	$-

Level 2
Total Return Swaps	54,924,145	-	-	-	-	-
Excess Return Swaps	-	-	-	-	1,077,600	-

Total Level 2	54,924,145	-	-	-	1,077,600	-
Level 3	-	-	-	-	-	-

Total	$54,924,145	$-	$-	$-	$1,077,600	$-

Category	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Money Market Funds	$58,187,708
Exchange Traded Funds and Common Stock	8,108,822

Total Level 1	66,296,530
Level 2
US Corporate Bonds	11,456,620
Asset Backed Obligations	7,983,578
Foreign Corporate Bonds	7,284,503

Total Level 2	26,724,701

Level 3	-

Total	$93,021,231

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2016.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       August 24, 2016

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       August 24, 2016